UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)



            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,             John H. Beers, Esq.
   Counsel and Secretary for Registrant         Vice President and Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
          Hartford, CT 06103-2899                 Hartford, CT 06103-2899
   -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                  [PHOENIX LOGO]

                                                                   ANNUAL REPORT

Phoenix All-Cap Growth Fund

Phoenix Growth & Income Fund

Phoenix Growth Opportunities Fund

Phoenix Income & Growth Fund

Phoenix Mid-Cap Growth Fund

Phoenix Quality Small-Cap Fund

Phoenix Small-Cap Growth Fund

Phoenix Small-Cap Sustainable Growth Fund

Phoenix Small-Cap Value Fund

Phoenix Small-Mid Cap Fund

Phoenix Strategic Growth Fund

Phoenix Value Opportunities Fund

                                                           WOULDN'T YOU RATHER HAVE THIS
                                                           DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                                ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX EQUITY TRUST               March 31, 2008          E-DELIVERY AT PHOENIXFUNDS.COM
----------------------------------------------------------------------------------------------------
NOT FDIC INSURED                   NO BANK GUARANTEE       MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders  ..................................................................        1
Glossary ..................................................................................        2
Disclosure of Fund Expenses ...............................................................        4

                                                                                         SCHEDULE OF
                                                                        FUND SUMMARY     INVESTMENTS
   Phoenix All-Cap Growth Fund ...................................                 6              30
   Phoenix Growth & Income Fund ..................................                 8              32
   Phoenix Growth Opportunities Fund .............................                10              35
   Phoenix Income & Growth Fund ..................................                12              37
   Phoenix Mid-Cap Growth Fund ...................................                14              45
   Phoenix Quality Small-Cap Fund ................................                16              47
   Phoenix Small-Cap Growth Fund .................................                18              48
   Phoenix Small-Cap Sustainable Growth Fund .....................                20              50
   Phoenix Small-Cap Value Fund ..................................                22              51
   Phoenix Small-Mid Cap Fund ....................................                24              53
   Phoenix Strategic Growth Fund .................................                26              54
   Phoenix Value Opportunities Fund ..............................                28              56
Statements of Assets and Liabilities ......................................................       58
Statements of Operations ..................................................................       62
Statements of Changes in Net Assets .......................................................       66
Financial Highlights ......................................................................       74
Notes to Financial Statements .............................................................       86
Report of Independent Registered Public Accounting Firm ...................................       99
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ........      101
Fund Management Tables ....................................................................      103

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in all of the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear PhoenixFunds Shareholder:

[PHOTO]

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably -- it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s) -- such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The commentary from your fund's management team is intended to provide context around the performance.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

APRIL 2008

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

EXCHANGE-TRADED FUNDS (ETF)

Portfolios of stocks or bonds that track a specific market index.

FGIC

Financial Guaranty Insurance Company

FHLMC

Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"

Federal National Mortgage Association

FSA

Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"

Government National Mortgage Association

HUD

U.S. Department of Housing and Urban Development

INCOME & GROWTH FUND COMPOSITE INDEX

A composite index consisting of 50% S&P 500 Index, which measures stock market total return performance, and 50% Lehman Brothers Aggregate Bond Index, which measures bond market total return performance.

ISHARES

Represents shares of an open-end Exchange-Traded Fund.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA

Municipal Bond Insurance Association

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX

The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX

The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX

The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX

The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX

The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2500(TM) INDEX

The Russell 2500(TM) Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 3000(R) GROWTH INDEX

The Russell 3000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) INDEX

The Russell Midcap(R) Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) GROWTH INDEX

The Russell Midcap(R) Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) VALUE INDEX

The Russell Midcap(R) Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX

The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                              PHOENIX EQUITY TRUST
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Equity Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Equity Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrates your fund's costs in two ways.

ACTUAL EXPENSES

      This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------------------------------
                                      Beginning          Ending         Annualized       Expenses Paid
                                    Account Value     Account Value       Expense            During
                                      10/1/2007         3/31/2008          Ratio             Period*
--------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      854.50           1.60%    $           7.42
Class B                                 1,000.00           851.30           2.35                10.88
Class C                                 1,000.00           851.30           2.36                10.92
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,016.90           1.60                 8.10
Class B                                 1,000.00         1,013.10           2.35                11.90
Class C                                 1,000.00         1,013.05           2.36                11.95
--------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      880.70           1.40%    $           6.58
Class B                                 1,000.00           877.70           2.16                10.14
Class C                                 1,000.00           877.70           2.16                10.14
Class I++                               1,000.00           899.60           1.19                 3.34
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.91           1.40                 7.09
Class B                                 1,000.00         1,014.07           2.16                10.94
Class C                                 1,000.00         1,014.07           2.16                10.94
Class I                                 1,000.00         1,018.98           1.19                 6.02
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class I++                               1,000.00         1,020.42           1.19                 4.58
--------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      862.30           1.30%    $           6.05
Class C                                 1,000.00           859.00           2.03                 9.43
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,018.42           1.30                 6.58
Class C                                 1,000.00         1,014.72           2.03                10.28
--------------------------------------------------------------------------------------------------------
INCOME & GROWTH FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      948.20           1.34%    $           6.53
Class B                                 1,000.00           944.80           2.10                10.21
Class C                                 1,000.00           944.40           2.11                10.26
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,018.22           1.34                 6.78
Class B                                 1,000.00         1,014.37           2.10                10.63
Class C                                 1,000.00         1,014.32           2.11                10.68
--------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      827.50           1.62%    $           7.40
Class B                                 1,000.00           824.80           2.37                10.81
Class C                                 1,000.00           824.60           2.38                10.86
Class I                                 1,000.00           828.70           1.36                 6.22
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,016.80           1.62                 8.20
Class B                                 1,000.00         1,013.00           2.37                12.00
Class C                                 1,000.00         1,012.95           2.38                12.05
Class I                                 1,000.00         1,018.12           1.36                 6.89
--------------------------------------------------------------------------------------------------------
QUALITY SMALL-CAP FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      864.00           1.49%    $           6.94
Class C                                 1,000.00           862.30           2.24                10.43
Class I                                 1,000.00           864.90           1.26                 5.87
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.46           1.49                 7.54
Class C                                 1,000.00         1,013.66           2.24                11.34
Class I                                 1,000.00         1,018.62           1.26                 6.38

                              PHOENIX EQUITY TRUST
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008

EXPENSE TABLE
--------------------------------------------------------------------------------------------------------
                                      Beginning          Ending         Annualized       Expenses Paid
                                    Account Value     Account Value       Expense            During
                                      10/1/2007         3/31/2008          Ratio             Period*
--------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      769.90           1.78%    $           7.88
Class B                                 1,000.00           766.90           2.53                11.18
Class C                                 1,000.00           767.00           2.54                11.22
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,015.99           1.78                 9.01
Class B                                 1,000.00         1,012.19           2.53                12.81
Class C                                 1,000.00         1,012.14           2.54                12.86
--------------------------------------------------------------------------------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      864.00           1.58%    $           7.36
Class C                                 1,000.00           860.80           2.34                10.89
Class I                                 1,000.00           865.30           1.34                 6.25
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.00           1.58                 8.00
Class C                                 1,000.00         1,013.15           2.34                11.85
Class I                                 1,000.00         1,018.22           1.34                 6.78
--------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      850.10           1.46%    $           6.75
Class B                                 1,000.00           846.90           2.22                10.25
Class C                                 1,000.00           847.10           2.22                10.25
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.61           1.46                 7.39
Class B                                 1,000.00         1,013.76           2.22                11.24
Class C                                 1,000.00         1,013.76           2.22                11.24
--------------------------------------------------------------------------------------------------------
SMALL-MID CAP FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      805.10           1.56%    $           7.04
Class B                                 1,000.00           802.60           2.32                10.46
Class C                                 1,000.00           802.40           2.32                10.45
Class I                                 1,000.00           806.50           1.30                 5.87
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.10           1.56                 7.90
Class B                                 1,000.00         1,013.26           2.32                11.75
Class C                                 1,000.00         1,013.26           2.32                11.75
Class I                                 1,000.00         1,018.42           1.30                 6.58
--------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      868.40           1.46%    $           6.82
Class B                                 1,000.00           865.30           2.22                10.35
Class C                                 1,000.00           865.40           2.22                10.35
Class I                                 1,000.00           869.60           1.21                 5.66
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.61           1.46                 7.39
Class B                                 1,000.00         1,013.76           2.22                11.24
Class C                                 1,000.00         1,013.76           2.22                11.24
Class I                                 1,000.00         1,018.87           1.21                 6.13
--------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------
ACTUAL
Class A                           $     1,000.00    $      807.80           1.53%    $           6.91
Class C                                 1,000.00           804.70           2.29                10.33
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                 1,000.00         1,017.25           1.53                 7.75
Class C                                 1,000.00         1,013.41           2.29                11.59
--------------------------------------------------------------------------------------------------------

----------

* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period. Exceptions noted under ++.

++ Class I inception date is November 13, 2007. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (139) expenses accrued then divided by 366 to reflect the period since inception.

      Expenses Paid During the Period for the following funds include extraordinary expenses which include, but are not limited to, trust consolidation expenses and/or merger expenses. If such expenses were excluded, Expenses Paid During the Period would have been as follows:

                                                                           Hypothetical
                                                                         (5% return before
Fund                                                     Actual             expenses)
----                                                  --------------      ------------
GROWTH & INCOME FUND
   Class A                                             $     5.88        $      6.33
   Class B                                                   9.39              10.13
   Class C                                                   9.39              10.13
   Class I                                                   2.80               5.06
MID-CAP GROWTH FUND
   Class A                                             $     6.62        $      7.34
   Class B                                                  10.04              11.14
   Class C                                                  10.04              11.14
   Class I                                                   5.49               6.08
VALUE OPPORTUNITIES FUND
   Class A                                             $     6.10        $      6.83
   Class C                                                   9.47              10.63

All the other funds also could have higher Expenses Paid During the Period due to a one time expense paid towards trust consolidation.

You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PASGX
ALL-CAP GROWTH FUND                                              B Share: PGOBX
                                                                 C Share: PGOCX

-     PHOENIX ALL-CAP GROWTH FUND

      ("ALL-CAP GROWTH FUND," OR THE "FUND") is diversified and has an investment objective of long-term growth of capital. For the fiscal period of January 1, 2008 to March 31, 2008, the Fund's Class A shares returned -11.88%*, Class B shares returned -12.06%* and Class C shares returned -12.06%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -9.44%*; and the Russell 3000(R) Growth Index, the Fund's style-specific benchmark, returned -10.39%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Selling risk was a popular theme this quarter and equity investors suffered because of it. The broad markets were down each month contributing to the worst quarterly return in the equity markets in over five years. A host of deteriorating economic data, further credit market strains, and heightened volatility made for a difficult investing environment. Deleveraging resulted in forced selling and caused market leadership to invert as many of the `winners' of 2007 quickly became the `losers' of the current quarter. The uncertain backdrop brought daily volatility to multi-year highs, providing equity investors with its customary problems, and opportunities.

- All equity size and style categories were in the red this quarter. Large caps managed to slightly outperform small caps and value beat growth. Valuations improved throughout the quarter with all sectors exhibiting multiple contractions. Earnings expectations were revised down this quarter, although ex-Financials growth rates remain near 10%. Recession talk is widespread, but fiscal and policy response this quarter has been unprecedented.

- The large cap stocks in the portfolio held up better during the period than the small cap section. Fears of an economic slowdown caused a broad-based selloff of risk with the small cap portion of the portfolio more susceptible in such an environment.

- The biggest detractor of the Fund's performance relative to the Russell 3000 benchmark was in the information technology sector. This sector was our largest in the portfolio, but was down approximately 19%. In particular, smaller cap names such as Stratasys (down 31%), O2 Micro (down 33%) and ON Semiconductor (down 36%) were the biggest detractors. In particular, these companies are more sensitive to the economy and their stocks were down in anticipation of a slowdown.

- On the positive side, the Fund was helped by good stock selection in the consumer discretionary and health care industries. New names like Global Traffic Network and LKQ Corp were immediate contributors. Health Care did well on the large-cap portion of the portfolio with positive returns posted by somewhat defensible names such as Celgene, Genzyme and Gilead Sciences.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING IN SECTOR FUNDS OR NON-DIVERSIFIED FUNDS MAY BE MORE VOLATILE THAN INVESTING IN BROADLY DIVERSIFIED FUNDS, AND MAY BE MORE VOLATILE TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING A SINGLE ISSUER THAN WOULD BE THE CASE IF THE FUND WERE MORE BROADLY DIVERSIFIED.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE INFORMATION TECHNOLOGY SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08
--------------------------------------------------------------------------------

                                                                            1 year      5 years     10 years
CLASS A SHARES AT NAV(2)                                                   -1.76%       11.16%       1.21%
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                                                 -7.41         9.85        0.61
CLASS B SHARES AT NAV(2)                                                   -2.49        10.32        0.45
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                                                -5.59        10.32        0.45
CLASS C SHARES AT NAV(2)                                                   -2.49        10.32        0.45
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                                                -2.49        10.32        0.45
S&P 500(R) INDEX                                                           -5.08        11.32        3.52
-------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R) GROWTH INDEX                                               -1.45        10.26        1.29
FUND EXPENSE RATIOS(5): A SHARES: 1.53%; B SHARES: 2.28%; C
SHARES: 2.28%.

      ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

----------

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A, Class B and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

[PERFORMANCE GRAPH]

All-Cap Growth Fund

                 Phoenix    Phoenix     Phoenix              Russell
                 All Cap    All Cap     All Cap     S&P      3000(R)
                  Fund       Fund        Fund      500(R)     Growth
                 Class A    Class B     Class C    Index       Index

03/31/1998      $ 9,425     $10,000     $10,000    $10,000    $10,000
03/31/1999       12,656      13,324      13,324     11,858     12,435
03/31/2000       18,038      18,855      18,855     14,022     16,882
03/30/2001        8,683       9,008       9,008     10,957      9,704
03/28/2002        8,164       8,409       8,409     10,984      9,562
03/31/2003        6,263       6,405       6,405      8,265      6,973
03/31/2004        9,360       9,495       9,495     11,168      9,354
03/31/2005        9,241       9,300       9,306     11,913      9,461
03/31/2006       11,034      11,032      11,032     13,311     10,823
03/30/2007       10,819      10,731      10,732     14,886     11,530
03/31/2008       10,629      10,464      10,464     14,130     11,363


SECTOR WEIGHTINGS as of 3/31/08*
-------------------------------------------------------------------------------
Information Technology                                                       27%
-------------------------------------------------------------------------------
Industrials                                                                  20
Consumer Discretionary                                                       15
-------------------------------------------------------------------------------
Health Care                                                                  14
Consumer Staples                                                              6
-------------------------------------------------------------------------------
Energy                                                                        5
Financials                                                                    5
-------------------------------------------------------------------------------
Other (includes short-term investments)                                       8
-------------------------------------------------------------------------------

----------

* % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PDIAX
GROWTH & INCOME FUND                                             B Share: PBGIX
                                                                 C Share: PGICX
                                                                 I Share: PXIIX

-     PHOENIX GROWTH & INCOME FUND

      ("GROWTH & INCOME FUND," OR THE "FUND") is diversified and has an investment objective of seeking capital appreciation and current income. For the fiscal period of September 1, 2007 to March 31, 2008, the Fund's Class A shares returned -8.69%*, Class B shares returned -9.14%*, Class C shares returned -9.08%* and Class I shares (from November 13, 2007, inception of the Class, to March 31, 2008) returned -10.04%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -9.98%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Broad U.S. stock market indices posted negative returns for the fiscal period ended March 31, 2008. Volatility returned to the stock market with a vengeance as home prices plunged, foreclosures escalated, credit spreads widened, commodity prices spiked and the U.S. dollar fell.

- In order to stabilize the markets, the Federal Reserve (the "Fed") began a campaign of lowering interest rates and providing liquidity to both commercial and investment banks.

- In terms of style benchmarks, large cap stocks outperformed small cap issues and large growth fell less than large value.

- In terms of sector performance, the Energy, Consumer Staples and Utilities sectors had the largest contribution to the fund's performance. The top five individual stock contributors were Occidental Petroleum, McDonald's Corporation, Massey Energy, State Street and Johnson & Johnson.

- The sectors that most adversely affected the returns were Financials, Information Technology and Health Care. The bottom five individual stock contributors were Bank of America, American International Group, Citigroup, Cisco Systems and Merck.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08


                                                            Inception   Inception
                                1 year   5 years  10 years  to 3/31/08    Date
CLASS A SHARES AT NAV(2)          -5.41%  11.22%    3.70%         --           --
---------------------------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)     -10.85    9.91     3.09          --           --
CLASS B SHARES AT NAV(2)          -6.15   10.40     2.93          --           --
---------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)       -9.90   10.40     2.93          --           --
CLASS C SHARES AT NAV(2)          -6.09   10.39     2.93          --           --
---------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC          -6.09   10.39     2.93          --           --
CLASS I SHARES                       --      --       --      -10.04%    11/13/07
---------------------------------------------------------------------------------
S&P 500(R) INDEX                  -5.08   11.32     3.52       -9.98     11/13/07
---------------------------------------------------------------------------------


FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.42%, NET 1.28%; B SHARES: GROSS 2.17%, NET 2.03%; C SHARES: GROSS 2.17%, NET 2.03%; I SHARES: GROSS 1.17%, NET 1.03%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

----------
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE:
      EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A, Class B and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)

Growth & Income Fund

                  Phoenix      Phoenix     Phoenix
                  Growth &     Growth &    Growth &
                  Income       Income      Income
                   Fund         Fund        Fund       S&P 500(R)
                  Class A      Class B     Class C        Index

03/31/1998       $ 9,425       $10,000     $10,000      $10,000
03/31/1999        10,879        11,456      11,464       11,858
03/31/2000        12,986        13,578      13,578       14,022
03/30/2001        10,662        11,068      11,068       10,957
03/28/2002        10,718        11,035      11,035       10,984
03/31/2003         7,965         8,137       8,145        8,265
03/31/2004        10,721        10,874      10,883       11,168
03/31/2005        11,496        11,576      11,576       11,913
03/31/2006        12,665        12,663      12,662       13,311
03/30/2007        14,330        14,221      14,221       14,886
03/31/2008        13,555        13,346      13,354       14,130


SECTOR WEIGHTINGS as of 3/31/08*

Financials                                              19%
----------------------------------------------------------
Information Technology                                  16
Energy                                                  13
----------------------------------------------------------
Industrials                                             12
Health Care                                             11
----------------------------------------------------------
Consumer Discretionary                                  10
Consumer Staples                                         7
----------------------------------------------------------
Other (includes short-term investments)                 12
----------------------------------------------------------


----------
*    % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: TLCGX
                                                                 C Share: TGOCX

GROWTH OPPORTUNITIES FUND

- PHOENIX GROWTH OPPORTUNITIES FUND ("GROWTH OPPORTUNITIES FUND," OR THE "FUND") is non-diversified and has an investment objective of capital appreciation.

      For the fiscal period of October 1, 2007 to March 31, 2008, the Fund's Class A shares returned -13.77%* and Class C shares returned -14.10%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -12.46%*; and the Russell 1000(R) Growth Index, which is the Fund's style-specific equity index appropriate for comparison, returned -10.87%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- The poor performance of the stock market at the end of last year persisted and intensified during the first quarter of 2008. This overall market created headwinds for most managers and Turner was no exception. For growth stocks generally, the first quarter of 2008 was an abrupt reversal of fortune after a strong 2007. More recently, growth had begun the fourth quarter of 2007 on a strong note but underperformed value during the latter part of the six-month period. Higher valuation stocks appeared to take the brunt of the negative sentiment in the market this year as risk aversion became the name of the game. Despite the recent performance, we think that growth's relative weakness versus value in the most recent quarter may prove an anomaly in a longer term trend.

- In general, there has been increasingly negative sentiment toward most sectors, especially finance, autos, and most things consumer-related. Furthermore, the pickup in volatility which began in early 2007 continued as over 50% of the trading days resulted in a movement in the market of +/- 1% or greater. This volatility, coupled with significant mortgage write-offs in the financial services sector and record commodity prices led to a significant decline in consumer confidence.

- By the end of the first quarter of 2008, most key indicators were flashing signals suggesting that the economy was slipping into a recession. But we think it's still possible that a recession may not materialize. If a recession does materialize, it's likely to be brief and shallow, in our estimation, especially in light of the government's professed resolve to administer a solid dose of fiscal and monetary medicine to revive lagging consumer confidence and the economy. As we see it, the stock market may have already largely discounted the worst, and corporate earnings in aggregate may be up for 2008 (although earnings estimates are likely to be reduced in the near term). That should help provide a supportive backdrop for stocks in the remainder of the year.

- Stock selection struggled during the period. While the Fund outperformed for the fourth quarter of 2007, only five of the 11 sector positions outperformed their corresponding index sectors for the entire period. Contributing the most on a relative basis were the health care, energy, and materials/processing sectors. The biggest contributors on a relative basis during the period were First Solar Inc, Mosaic Co., Intuitive Surgical, Gilead Sciences, and Monsanto Co. The technology and consumer discretionary sectors detracted the most from performance. In technology, the most notable detractors were Microsoft, Intel, and Oracle. Within Consumer Discretionary, among those names which hurt the portfolio were Under Armour, Amazon.com, and Las Vegas Sands.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING IN FUNDS THAT HOLD A LIMITED NUMBER OF SECURITIES INVOLVES RISK IN THAT THEY WILL BE IMPACTED BY EACH SECURITY'S PERFORMANCE MORE THAN FUNDS WITH A LARGER NUMBER OF HOLDINGS.

INVESTING IN SECTOR FUNDS OR NON-DIVERSIFIED FUNDS MAY BE MORE VOLATILE THAN INVESTING IN BROADLY DIVERSIFIED FUNDS, AND MAY BE MORE VOLATILE TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING A SINGLE ISSUER THAN WOULD BE THE CASE IF THE FUND WERE MORE BROADLY DIVERSIFIED.

THE VALUE OF SECURITIES OF MEDIUM SIZE, LESS WELLKNOWN ISSUERS MAY BE MORE VOLATILE THAN THOSE OF RELATIVELY LARGER ISSUERS.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08


                                                            Inception   Inception
                                1 year   5 years  10 years  to 3/31/08    Date
CLASS A SHARES AT NAV(2)          5.11%   14.31%    3.89%         --          --
---------------------------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)     -0.93    12.97     3.28          --          --
CLASS C SHARES AT NAV(2)          4.30       --       --        7.76%    6/09/06
---------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)       4.30       --       --        7.76     6/09/06
S&P 500(R) INDEX                 -5.08    11.32     3.52        5.05     6/09/06
---------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX     -0.75     9.96     1.28        6.00     6/09/06
---------------------------------------------------------------------------------


FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.87%, NET 1.26%; C SHARES: GROSS 2.66%, NET 2.06%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

------------
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE:
      EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 5/31/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)

Growth Opportunities Fund

            Phoenix                   Russell
            Growth                    1000(R)
            Opp Fund     S&P 500(R)   Growth
            Class A        Index        Index

3/31/98     $ 9,425       $10,000     $10,000
3/31/99      13,308        11,858      12,811
3/31/00      21,321        14,022      17,183
3/30/01      10,661        10,957       9,842
3/28/02       9,759        10,984       9,646
3/31/03       7,074         8,265       7,065
3/31/04      10,711        11,168       9,338
3/31/05      10,691        11,913       9,446
3/31/06      13,226        13,311      10,688
3/30/07      13,136        14,886      11,442
3/31/08      13,807        14,130      11,357


SECTOR WEIGHTINGS as of 3/31/08*


Information Technology                                       30%
---------------------------------------------------------------
Health Care                                                  20
Consumer Discretionary                                       15
---------------------------------------------------------------
Industrials                                                  11
Financials                                                    8
---------------------------------------------------------------
Materials                                                     5
Consumer Staples                                              5
---------------------------------------------------------------
Other                                                         6
---------------------------------------------------------------


-----------
*    % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: NAINX
                                                                 B Share: NBINX
                                                                 C Share: POICX

INCOME & GROWTH FUND

- PHOENIX INCOME & GROWTH FUND ("INCOME & GROWTH FUND," OR THE "FUND") is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with the preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it's consistent with the Fund's primary objective.

      For the fiscal period of May 1, 2007 to March 31, 2008, the Fund's Class A shares returned -3.08%*, Class B shares returned -3.79%*, and Class C shares returned -3.85%*. For the same period, the Lehman Brothers Aggregate Bond Index, a broadbased fixed income index, returned 7.09%*, the S&P 500(R) Index, a broadbased equity index, returned -9.10%*; and the Income & Growth Fund Composite Index, the Fund's style-specific benchmark, returned -1.15%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND'S EQUITY PORTFOLIO PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Broad U.S. stock market indices posted negative returns for the fiscal period ended March 31, 2008. Volatility returned to the stock market with a vengeance as home prices plunged, foreclosures escalated, credit spreads widened, commodity prices spiked and the U.S. dollar fell.

- In order to stabilize the markets, the Federal Reserve (the "Fed") began a campaign of lowering interest rates and providing liquidity to both commercial and investment banks.

- In terms of style benchmarks, large cap stocks outperformed small cap issues and large growth fell less than large value.

- In terms of sector performance, the Energy, Materials and Utilities sectors had the largest contribution to the fund's performance. The top five individual stock contributors were Occidental Petroleum, Exxon Mobil, International Business Machines, McDonald's Corporation and
      Ingersoll-Rand.

- The sectors that most adversely affected the returns were Financials, Health Care and Consumer Discretionary. The bottom five individual stock contributors were American International Group, Citigroup, Bank of America, Merck and Merrill Lynch.

HOW DID THE FUND'S FIXED INCOME PORTFOLIO PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index returned 7.09% for the fiscal period ended March 31, 2008.

- Since April 30, 2007 the Fed has cut the federal funds rate by a total of 3.00%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, leading to lower than expected economic growth. Since the beginning of the period the yield curve has steepened, with rates declining across the curve.

- The first three months of the period can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-treasury fixed income sectors outperformed. In stark contrast, the remainder of the period was extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused treasuries to outperform all spread sectors.

- The decision to maintain an underweight to U.S. Treasuries in favor of spread sectors was one of the largest detractors to performance for the eleven month period ended March 31, 2008. Treasuries outperformed as concerns over sub-prime sparked a flight to quality, causing spreads in many sectors to widen. This environment typically does not favor our style of investing, however, our ability to be tactical in our use of high quality substitutes for investment grade corporates contributed positively to performance for the period.

- Exposure to corporate high yield, non agency residential mortgage backed securities, and asset backed securities were also detractors to performance for the eleven month period ending March 31, 2008. These sectors under-performed due to continued fall-out from the sub-prime mortgage market crisis.

- The largest positive contributor to performance was the fund's exposure to agency mortgage backed securities, although the underweight relative to the index hurt performance. Recently, the sector's performance was aided by aggressive actions of the Fed in expanding the Term Securities Lending Facility (TSLF) allowing MBS, CMBS, and some ABS as collateral and also allowing investment banks access to the discount window via the Primary Dealer Credit Facility (PDCF). The fund's small exposure to non-US dollar securities also contributed positively to performance.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

THE FUND INVESTS IN SECURITIES GUARANTEED BY THE U.S. GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.

THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.

FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

THE FUND MAY INVEST IN NON-INVESTMENT GRADE (SOMETIMES CALLED JUNK) BONDS. THESE LOWER QUALITY, NON-RATED SECURITIES PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER RATED SECURITIES.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08


                                                                     Inception  Inception
                                         1 year  5 years  10 years  to 3/31/08    Date
CLASS A SHARES AT NAV(2)                  -1.04%   7.45%    3.86%         --           --
-----------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3)                  -6.73    6.18     3.25          --           --
CLASS B SHARES AT NAV(2)                  -1.88    6.64     3.08          --           --
-----------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)               -5.49    6.64     3.08          --           --
CLASS C SHARES AT NAV(2)                  -1.86    6.63       --        2.82%     8/26/99
-----------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)               -1.86    6.63       --        2.82      8/26/99
S&P 500(R) INDEX                          -5.08   11.32     3.52        1.33      8/26/99
-----------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX       7.67    4.58     6.04        6.31      8/26/99
INCOME & GROWTH FUND COMPOSITE INDEX       1.31    8.04     5.10        4.09      8/26/99
-----------------------------------------------------------------------------------------


FUND EXPENSE RATIOS(5): A SHARES: 1.30%, B SHARES: 2.04%; C SHARES: 2.04%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

-----------
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH IN THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)

Income & Growth Fund
                                                                Composite
             Phoenix        Phoenix                 Lehman      50% S&P
             Income &       Income &               Brothers     500/50%
             Growth         Growth        S&P      Aggregate    Lehman
             Fund           Fund         500(R)      Bond      Aggregate:
             Class A        Class B      Index      Index      Bond Index

3/31/98     $ 9,425        $10,000      $10,000    $10,000      $10,000
3/31/99      10,034         10,579       11,858     10,649       11,305
3/31/00      10,788         11,281       14,022     10,848       12,448
3/30/01      10,222         10,603       10,957     12,207       11,723
3/28/02      10,574         10,880       10,984     12,860       12,101
3/31/03       9,616          9,825        8,265     14,364       11,175
3/31/04      11,622         11,799       11,168     15,140       13,365
3/31/05      12,015         12,102       11,913     15,314       13,896
3/31/06      12,725         12,714       13,311     15,660       14,866
3/30/07      13,916         13,808       14,886     16,692       16,239
3/31/08      13,771         13,548       14,130     17,972       16,452

ASSET ALLOCATION as of 3/31/08*


Domestic Common Stocks                                    47%
------------------------------------------------------------
Non-Agency Mortgage-Backed Securities                     16
Domestic Corporate Bonds                                  11
------------------------------------------------------------
Agency Mortgage-Backed Securities                          8
Foreign Corporate Bonds                                    4
------------------------------------------------------------
Municipal Bonds                                            4
Asset-Backed Securities                                    3
------------------------------------------------------------
Other (includes short-term investments)                    7
------------------------------------------------------------


---------
*   % of total investments as of March 31, 2008.

 For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PHSKX
                                                                 B Share: PSKBX
                                                                 C Share: PSKCX
                                                                 I Share: PICMX

MID-CAP GROWTH FUND

- PHOENIX MID-CAP GROWTH FUND ("MID-CAP GROWTH FUND," OR THE "FUND") is diversified and has an investment objective of capital appreciation. For the fiscal period of November 1, 2007 to March 31, 2008, the Fund's Class A shares returned -17.80%*, Class B shares returned -18.03%*, Class C shares returned -18.11%*, and Class I shares returned -17.73%*. For the same period the S&P 500(R) Index, a broad-based equity index, returned -13.83%* and the Russell MidCap(R) Growth Index, the Fund's style-specific benchmark, returned -14.64%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- The equity markets performed poorly during the Fund's fiscal period, with most U.S. indices down double digits.

- A weakening housing market, poor employment data, and continuing record high commodity and energy prices all pointed to a worsening U.S. economy.

- Facing global financial turmoil, which was intensified with the demise of Bear Stearns, volatility in the equity markets remained high over the quarter, especially within the Financial sector.

- The Fund had several holdings within the Industrial and Health Care sectors that overall led to negative stock selection during the fiscal year.

- Overweight positions in the Energy and Materials sectors aided performance, while an underweight position in Health Care detracted.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

THE VALUE OF SECURITIES OF MEDIUM SIZE, LESS WELL-KNOWN ISSUERS MAY BE MORE VOLATILE THAN THOSE OF RELATIVELY LARGER ISSUERS.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08


                                                                    Inception   Inception
                                         1 year  5 years  10 years  to 3/31/08    Date
CLASS A SHARES AT NAV(2)                 -13.57%   9.20%    1.13%         --           --
-----------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)             -18.54    7.91     0.53          --           --
CLASS B SHARES AT NAV(2)                 -14.22    8.39     0.38          --           --
-----------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)              -17.65    8.39     0.38          --           --
CLASS C SHARES AT NAV(2)                 -14.24    8.38       --       -5.34%      1/2/01
-----------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)              -14.24    8.38       --       -5.34       1/2/01
CLASS I SHARES AT NAV(2)                     --      --       --      -14.20      9/13/07
-----------------------------------------------------------------------------------------
S&P 500(R) INDEX                          -5.08   11.32     3.52      NOTE 5       NOTE 5
RUSSELL MIDCAP(R) GROWTH INDEX            -4.55   15.20     5.15      NOTE 6       NOTE 6
-----------------------------------------------------------------------------------------


FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.55%, NET 1.55%; B SHARES: GROSS 2.29%, NET 2.29%; C SHARES: GROSS 2.20%, NET 2.20%; I SHARES: GROSS 1.09%, NET 1.20%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

---------
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALLREDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) FOR THE S&P 500(R) INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (1/2/01) ARE 2.19% AND -9.89% FOR CLASS I SHARES (9/13/07).

(6) RUSSELL MIDCAP(R) GROWTH INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (1/2/01) ARE 3.40% AND -9.15% FOR CLASS I SHARES (9/13/07).

(7) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE:
      EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER IN EFFECT THROUGH 9/30/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)



Mid-Cap Growth Fund

             Phoenix        Phoenix
             Mid-Cap        Mid-Cap                    Russell
             Growth         Growth        S&P          Mid-Cap
             Fund           Fund          500(R)       Growth
             Class A        Class B       Index        Index

3/31/98     $ 9,425        $10,000        $10,000      $10,000
3/31/99      11,900         12,527         11,858       10,889
3/31/00      23,713         24,777         14,022       19,296
3/30/01      10,505         10,896         10,957       10,532
3/28/02      10,106         10,404         10,984       11,028
3/31/03       6,794          6,944          8,265        8,148
3/31/04      10,320         10,468         11,168       12,192
3/31/05      10,698         10,777         11,913       13,206
3/31/06      12,489         12,484         13,311       16,201
3/30/07      12,204         12,111         14,886       17,319
3/31/08      10,548         10,388         14,130       16,531


SECTOR WEIGHTINGS as of 3/31/08*


Industrials                                                20%
-------------------------------------------------------------
Energy                                                     17
Information Technology                                     15
-------------------------------------------------------------
Consumer Discretionary                                     13
Materials                                                  10
-------------------------------------------------------------
Health Care                                                 8
Utilities                                                   6
-------------------------------------------------------------
Other (includes short-term investments)                    11
-------------------------------------------------------------


---------
*   % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PQSAX
                                                                 C Share: PQSCX
                                                                 I Share: PXQSX

QUALITY SMALL-CAP FUND

- PHOENIX QUALITY SMALL-CAP FUND ("QUALITY SMALL-CAP FUND," OR THE "FUND") is diversified and has an investment objective to seek long-term capital appreciation.

      For the fiscal period of September 1, 2007 to March 31, 2008, the Fund's Class A shares returned -16.92%*, Class C shares returned -17.25%*, and Class I shares returned -16.75%*. For the same period, the S&P 500(R) Index, a broadbased equity index, returned -9.19%*; and the Russell 2000(R) Value Index, the Fund's style-specific benchmark, returned -12.94%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Shaken by continued credit problems in the mortgage markets and the forced sale of Bear Stearns, equity markets dropped in the Fund's fiscal period, causing concern for many economists, investors, and consumers alike. The S&P 500 (R) Index was down 9.19%, the Russell Midcap(R) Index declined 9.08%, and the Russell 2000(R) Index fell 11.46%.

- Stocks of all economic sectors, with the exception of energy, posted losses or were flat for the period. Technology and consumer cyclicals declined the most, while consumer staples and energy stocks held up the best.

- Despite the contraction in the credit markets, the economy remained relatively stable. This is seen in sustained low unemployment figures, at 5.1% seasonally adjusted, and continued gross domestic product growth. Overall, the affects of the credit markets have not yet overflowed into the general economy. The Federal Reserve (the "Fed") has been aggressive in making funding available, giving reason to hope that this accommodation can prevent the credit problems from precipitating a national economic recession.

- As expected in this type of credit and market environment, high-quality stocks, as measured by S&P Quality Rankings, held up better than low-quality stocks during the time period.

- Although higher-quality securities held up better in the Fund's fiscal period, the Fund underperformed the benchmark Russell 2000(R) Value Index during the period due to some stock-specific issues.

- The companies that contributed the most in the Fund's fiscal period included Landstar System and Matthews International; companies contributing the least performance included Tempur-Pedic International and Jackson Hewitt Tax Service.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

INVESTING IN FUNDS THAT HOLD A LIMITED NUMBER OF SECURITIES INVOLVES RISK THAT THEY WILL BE IMPACTED BY EACH SECURITY'S PERFORMANCE MORE THAN FUNDS WITH A LARGER NUMBER OF HOLDINGS.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08


                                                 Inception   Inception
                                         1 year  to 3/31/08    Date
CLASS A SHARES AT NAV(2)                 -15.63%   -1.07%      6/28/06
----------------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)             -20.48    -4.35       6/28/06
CLASS C SHARES AT NAV(2)                 -16.25    -1.79       6/28/06
----------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)              -16.25    -1.79       6/28/06
CLASS I SHARES AT NAV                    -15.38    -0.79       6/28/06
----------------------------------------------------------------------
S&P 500(R) INDEX                          -5.08     5.46       6/28/06
RUSSELL 2000(R) VALUE INDEX              -16.88    -0.56       6/28/06
----------------------------------------------------------------------


FUND EXPENSE RATIOS(5): A SHARES: GROSS 2.19%, NET 1.40%; C SHARES: GROSS 3.45%, NET 2.16%; I SHARES: GROSS 2.54%, NET 1.15%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

-----------
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE:
      EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER IN EFFECT THROUGH 9/30/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on June 28, 2006, (inception of the Fund) for Class A, Class C and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)

Quality Small-Cap Fund

              Phoenix      Phoenix     Phoenix
              Quality      Quality     Quality                  Russell
              Small-Cap    Small-Cap   Small-Cap     S&P        2000(R)
               Fund         Fund        Fund        500(R)       Value
              Class A      Class C     Class I      Index        Index

  6/28/06    $ 9,425       $10,000     $10,000     $10,000      $10,000
  3/30/07     10,960        11,568      11,654      11,568       11,914
  3/31/08      9,248         9,688       9,861      10,980        9,902

SECTOR WEIGHTINGS as of 3/31/08*


Industrials                                      33%
---------------------------------------------------
Financials                                       22
Consumer Discretionary                           12
---------------------------------------------------
Health Care                                       8
Energy                                            8
---------------------------------------------------
Consumer Staples                                  7
Materials                                         2
---------------------------------------------------
Other (includes short-term investments)           8
---------------------------------------------------


----------
*    % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PAMAX
                                                                 B Share: PSMGX
                                                                 C Share: PEMCX

SMALL-CAP GROWTH FUND

-     PHOENIX SMALL-CAP GROWTH FUND

      ("SMALL-CAP GROWTH FUND," OR THE "FUND") is diversified and has an investment objective of long-term growth of capital. For the fiscal period of January 1, 2008 to March 31, 2008, the Fund's Class A shares returned -18.73%*, Class B shares returned -18.89%*, and Class C shares returned -18.90%*. For the same period, the S&P 500(R) Index, a broadbased equity index, returned -9.44%*; and the Russell 2000(R) Growth Index, the Fund's style-specific benchmark, returned -12.83%*.

*     RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

      ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- The new year got off to a rocky start in 2008 as most equity averages posted negative returns for the quarter. Although worries about the subprime mortgage market had been around in 2007, it wasn't until this quarter in 2008 where we saw some surprising fallout.

- In particular, Bear Stearns collapsed, in part, due to deteriorating valuations of the mortgage assets they had on their balance sheet. Bear Stearns is a broker that counts on people trusting that they will be around tomorrow to do business with. Once investors started to fear bankruptcy was a possibility, it almost became self-fulfilling until the Federal Reserve (the "Fed") rescued the firm through J.P. Morgan at a depressed price.

- Financial service firms are the grease that allows our economy to roll forward. The contraction in the financial services industry severely limited this grease this quarter which led to higher interest rates for corporations and consumers as well as an overall reduction in the risk appetite for investors. The reduction in risk appetite was reflected in the poor returns the Fund had during the quarter.

- While it was unnerving to investors to watch the developments in the capital markets, we've been trying to take advantage of attractive valuations we are witnessing in certain sectors and industries. Even after factoring in a recession into our analysis of companies, we are finding attractive investment opportunities.

- The Fund was down during the quarter and was below the return of it's benchmark, Russell 2000(R) Growth Index.

- The industrial sector was the worst performing sector for us this quarter. Our underperformance stemmed from poor performance in many of the consulting companies we own in the Fund. Specifically, Corporate Executive Board, Huron Consulting, and Advisory Board were all down double digits during the quarter. We believed these companies would weather a potential slowdown in the economy better than other firms due to their exposure to corporate rather than consumer spending. However, they largely reduced yearly guidance which hurt their stocks.

- We also underperformed in information technology. Semiconductor companies such as O2 Micro and ON Semiconductor were down in anticipation of a slowing economy. This happened early in the quarter and created what we believe to be an excellent valuation opportunity. We added to ON Semiconductor late in the quarter and aggressively built a position in Cirrus Logic. Both of these actions saw a return in March which helped offset some of the losses in this sector.

- Finally, we saw some good returns in selected names. New name Global Traffic Network was an immediate contributor to returns for the quarter and LKQ Corp continued to help returns as investors appreciated the lack of economic sensitivity in its business model. Esterline was also a new name that we aggressively built a position in that helped returns.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

INVESTING IN FUNDS THAT USE AGGRESSIVE INVESTMENT STRATEGIES SUCH AS SHORT SELLING, LEVERAGE, AND THE USE OF DERIVATIVES MAY PRODUCE HIGHER LOSSES THAN FUNDS THAT DO NOT USE THESE INVESTMENT STRATEGIES.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08

                                          1 year                             5 years                           10 years
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                  -14.22%                            11.41%                            2.41%
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                -19.15                             10.10                             1.81
CLASS B SHARES AT NAV(2)                  -14.86                             10.57                             1.64
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)               -18.27                             10.57                             1.64
CLASS C SHARES AT NAV(2)                  -14.86                             10.57                             1.65
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)               -14.86                             10.57                             1.65
S&P 500(R) INDEX                           -5.08                             11.32                             3.52
------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX               -8.94                             14.24                             1.75
------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: 1.72%; B SHARES: 2.47%; C SHARES: 2.47%.

      ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS, ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A, Class B and Class C shares including any applicable sales charges of fees. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)

Small-Cap Growth Fund

               Phoenix      Phoenix      Phoenix                   Russell
               Small-Cap    Small-Cap    Small-Cap    S&P          2000(R)
               Fund         Fund         Fund         500(R)       Growth
               Class A      Class B      Class C      Index        Index

  3/31/98    $ 9,425       $10,000      $10,000      $10,000      $10,000
  3/31/99      8,806         9,272        9,271       11,858        8,896
  3/31/00     20,433        21,358       21,354       14,022       14,149
  3/30/01     10,410        10,800       10,796       10,957        8,516
  3/28/02      9,944        10,239       10,240       10,984        8,938
  3/31/03      6,969         7,123        7,122        8,265        6,111
  3/31/04     11,552        11,717       11,717       11,168        9,971
  3/31/05     10,900        10,974       10,974       11,913       10,058
  3/31/06     14,163        14,149       14,151       13,311       12,858
  3/31/07     13,946        13,827       13,828       14,886       13,059
  3/31/08     11,963        11,772       11,773       14,130       11,891





SECTOR WEIGHTINGS AS of 3/31/08*


Information Technology                                                  30%
--------------------------------------------------------------------------------
Industrials                                                             23
Consumer Discretionary                                                  23
--------------------------------------------------------------------------------
Health Care                                                             11
Financials                                                               5
--------------------------------------------------------------------------------
Consumer Staples                                                         3
Telecommunication Services                                               3
--------------------------------------------------------------------------------
Other (includes short-term investments)                                  2
--------------------------------------------------------------------------------

----------

* % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                TICKER SYMBOLS:
                                                                A Share: PSGAX
SMALL-CAP SUSTAINABLE GROWTH FUND                               C Share: PSGCX
                                                                I Share: PXSGX

- PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND ("SMALL-CAP SUSTAINABLE GROWTH FUND," OR THE "FUND") is diversified and has an investment objective to seek long-term capital appreciation.

   For the fiscal period of September 1, 2007 to March 31, 2008, the Fund's Class A shares returned -11.51%*, Class C shares returned -11.90%*, and Class I shares returned -11.38%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -9.19%*; and the Russell 2000(R) Growth Index, the Fund's style-specific benchmark, returned -12.18%.

----------

*  RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Shaken by continued credit problems in the mortgage markets and the forced sale of Bear Stearns, equity markets dropped during the Fund's fiscal period, causing concern for many economists, investors, and consumers alike. The S&P 500(R) Index was down 9.19%, the Russell Midcap(R) Index declined 9.08%, and the Russell 2000(R) Index fell 11.46%.

- Stocks of all economic sectors, with the exception of energy, posted losses or were flat for the period. Technology and consumer cyclicals declined the most, while consumer staples and energy stocks held up the best.

- Despite the contraction in the credit markets, the economy remained relatively stable. This is seen in sustained low unemployment figures, at 5.1% seasonally adjusted, and continued gross domestic product growth. Overall, the affects of the credit markets have not yet overflowed into the general economy. The Federal Reserve (the "Fed") has been aggressive in making funding available, giving reason to hope that this accommodation can prevent the credit problems from precipitating a national economic recession.

- As expected in this type of credit and market environment, high-quality stocks, as measured by S&P Quality Rankings, held up better than low-quality stocks during the time period.

- Given our investment philosophy of investing in the highest quality businesses, the Fund produced better performance than the Russell 2000(R) Growth Index for the quarter.

- The companies that contributed the most to performance during this time period included ScanSource and Bright Horizons Family Solutions. Companies contributing the least to performance included SI International and Shuffle Master.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

INVESTING IN FUNDS THAT HOLD A LIMITED NUMBER OF SECURITIES INVOLVES RISK THAT THEY WILL BE IMPACTED BY EACH SECURITY'S PERFORMANCE MORE THAN FUNDS WITH A LARGER NUMBER OF HOLDINGS.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08

                                                                            Inception                         Inception
                                          1 year                            to 3/31/08                          Date
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                  -11.34%                           -4.92%                            6/28/06
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3)                  -16.44                            -8.07                             6/28/06
CLASS C SHARES AT NAV(2)                  -11.99                            -5.64                             6/28/06
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)               -11.99                            -5.64                             6/28/06
CLASS I SHARES AT NAV                     -11.04                            -4.69                             6/28/06
------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                           -5.08                             5.46                             6/28/06
RUSSELL 2000(R) GROWTH INDEX               -8.94                             3.01                             6/28/06
------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: GROSS 2.16%, NET 1.40%; C SHARES: GROSS 4.31%, NET 2.15%; I SHARES: GROSS 2.94%, NET 1.16%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE:
      EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER IN EFFECT THROUGH 9/30/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on June 28, 2006, (inception of the Fund) for Class A, Class C and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

(PERFORMANCE GRAPH)

Small-Cap Sustainable Growth Fund

             Phoenix        Phoenix       Phoenix
             Small-Cap      Small-Cap     Small-Cap                   Russell
             Sustainable    Sustainable   Sustainable    S&P          2000(R)
             Fund           Fund          Fund           500(R)       Growth
             Class A        Class C       Class I        Index        Index

  6/28/06    $9,425         $10,000       $10,000        $10,000      $10,000
  3/30/07     9,727          10,260        10,330         11,568       11,570
  3/31/08     8,624           9,030         9,190         10,980       10,535


SECTOR WEIGHTINGS as of 3/31/08*

Information Technology                                                  37%
--------------------------------------------------------------------------------
Consumer Discretionary                                                  24
Health Care                                                             15
--------------------------------------------------------------------------------
Energy                                                                  10
Financials                                                               6
--------------------------------------------------------------------------------
Industrials                                                              5
Other (includes short-term investments)                                  3
--------------------------------------------------------------------------------


----------

*   % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PDSAX
SMALL-CAP VALUE FUND                                             B Share: PDSBX
                                                                 C Share: PDSCX

- PHOENIX SMALL-CAP VALUE FUND ("SMALL-CAP VALUE FUND," OR THE "FUND") is diversified and has an investment objective to seek long-term capital appreciation.

   For the fiscal period of September 1, 2007 to March 31, 2008, the Fund's Class A shares returned -13.15%*, Class B shares returned -13.52%*, and Class C shares returned -13.51%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -9.19%*; and the Russell 2000(R) Value Index, the Fund's style-specific benchmark, returned -12.94%*.

----------

*  RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- During the seven months ending March 31st, 2008 equities had a wild ride, first surging in late August and early September of 2007, only to be followed by several periods of decline. Overall, equities did poorly, and for the period all major indices were down significantly.

- Small cap stocks generally underperformed larger names, as the Russell 2000(R) Value Index lost more than the S&P 500(R) Index, and value stocks did slightly worse in the small cap arena than growth stocks.

- Financial sector stocks were generally the worst performers, as the sub-prime mortgage mess has proved far deeper and more costly than most anyone predicted.

- For the four months included in this report for the year ending 2007, the fund did well relative to the Russell 2000 Value Index, as the fund remained underweight in financial sector stocks, and owned more names in the Material and Energy sectors. However, the first quarter of 2008 has been difficult for the fund as many of the smaller cap bank stocks did well early in the year as the Federal Reserve aggressively eased monetary conditions.

- The quantitative stock model selection process, which has given good results over time, has not had a good start in the New Year as much of the funds' underperformance can be attributed to stock selection.

- While the fund slightly underperformed its benchmark for the seven-month period of this report, the fund had ended the calendar year 2007 on a strong note with a good showing in the fourth quarter.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

CONVERTIBLE SECURITIES MAY BE SUBJECT TO REDEMPTION AT THE OPTION OF THE ISSUER. IF A SECURITY IS CALLED FOR REDEMPTION, THE FUND MAY HAVE TO REDEEM THE SECURITY, CONVERT IT INTO COMMON STOCK OR SELL IT TO A THIRD PARTY AT A PRICE AND TIME THAT IS NOT BENEFICIAL FOR THE FUND.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN 1 for periods ended 3/31/08

                                         1 year                                5 years                         10 years
CLASS A SHARES AT NAV(2)                 -20.20%                               13.47%                          7.48%
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3)                 -24.79                                12.14                           6.84
CLASS B SHARES AT NAV(2)                 -20.76                                12.62                           6.68
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)              -23.37                                12.62                           6.68
CLASS C SHARES AT NAV(2)                 -20.75                                12.62                           6.69
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)              -20.75                                12.62                           6.69
S&P 500(R) INDEX                          -5.08                                11.32                           3.52
--------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) VALUE INDEX              -16.88                                15.45                           7.46
--------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: 1.56%; B SHARES: 2.31%; C SHARES: 2.31%.

      ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

----------

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A, Class B and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

(GRAPH)
Small-Cap Value Fund

              Phoenix       Phoenix      Phoenix
              Small-Cap     Small-Cap    Small-Cap                  Russell
              Value         Value        Value         S&P          2000(R)
              Fund          Fund         Fund          500(R)       Value
              Class A       Class B      Class C       Index        Index

  3/31/98     $ 9,425       $10,000      $10,000       $10,000      $10,000
  3/31/99       8,386         8,833        8,841        11,858        7,797
  3/31/00      15,299        16,000       16,014        14,022        8,831
  3/30/01      13,896        14,417       14,430        10,957       10,549
  3/28/02      14,630        15,075       15,088        10,984       13,053
  3/31/03      10,303        10,542       10,551         8,265       10,015
  3/31/04      16,874        17,128       17,143        11,168       16,473
  3/31/05      19,431        19,573       19,579        11,913       18,086
  3/31/06      23,706        23,700       23,708        13,311       22,385
  3/30/07      24,290        24,098       24,120        14,886       24,708
  3/31/08      19,382        19,094       19,114        14,130       20,537

SECTOR WEIGHTINGS as of 3/31/08*


Financials                                                               31%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   14
Energy                                                                   13
--------------------------------------------------------------------------------
Information Technology                                                   11
Industrials                                                              10
--------------------------------------------------------------------------------
Health Care                                                               7
Materials                                                                 6
--------------------------------------------------------------------------------
Other (includes short-term investments)                                   8
--------------------------------------------------------------------------------

----------

*   % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                TICKER SYMBOLS:
                                                                A Share: PKSAX
SMALL-MID CAP FUND                                              B Share: PKSBX
                                                                C Share: PKSCX
                                                                I Share: PKSFX

- PHOENIX SMALL-MID CAP FUND ("SMALL-MID CAP FUND," OR THE "FUND") is diversified and has an investment objective of long-term capital appreciation with dividend income a secondary consideration.

   For the fiscal period of January 1, 2008 to March 31, 2008, the Fund's Class A shares returned -14.73%*, Class B shares returned -14.87%*, Class C shares returned -14.85%*, and Class I shares returned -14.66%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -9.44%*; and the Russell 2500(TM) Index, the Fund's style-specific benchmark, returned -9.37%*.

*  RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Shaken by continued credit problems in the mortgage markets and the forced sale of Bear Stearns, equity markets dropped in the first quarter of 2008, causing concern for many economists, investors, and consumers alike. The S&P 500(R) Index extended its losing streak to five consecutive months, the longest since 1990, by declining 9.44% for the period. The Russell Midcap(R) Index declined 9.98% while the Russell 2000(R) Index fell 9.90%. Value stocks held up slightly better than growth stocks during the quarter. The Russell 3000(R) Value Index fell 8.55%, while the Russell 3000(R) Growth Index declined 10.39%.

- Stocks of all economic sectors, with the exception of energy, posted losses or were flat for the quarter. Technology and health-care stocks, classic growth businesses, declined the most, while consumer staples and energy stocks held up the best.

- Despite the contraction in the credit markets, the economy remained relatively stable. This is seen in sustained low unemployment figures, at 5.1% seasonally adjusted, and continued gross domestic product growth. Overall, the affects of the credit markets have not yet overflowed into the general economy. The Federal Reserve (the "Fed") has been aggressive in making funding available, giving reason to hope that this accommodation can prevent the credit problems from precipitating a national economic recession.

- As expected in this type of credit and market environment, high-quality stocks, as measured by S&P Quality Rankings, held up better than low-quality stocks during the quarter.

- Although higher-quality securities held up better in the first-quarter decline, the Fund underperformed the benchmark Russell 2500(TM) Index during the quarter due to some stock-specific issues.

- The companies that contributed the most this quarter included Landstar System and Microchip Technology; companies contributing the least performance included UBCH Holdings and Jackson Hewitt Tax Service.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

INVESTING IN FUNDS THAT HOLD A LIMITED NUMBER OF SECURITIES INVOLVES RISK IN THAT THEY WILL BE IMPACTED BY EACH SECURITY'S PERFORMANCE MORE THAN FUNDS WITH A LARGER NUMBER OF HOLDINGS.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE FINANCIAL SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08

                                                                                                     Inception         Inception
                                         1 year                      5 years         10 years        to 3/31/08          Date
CLASS A SHARES AT NAV(2)                 -18.28%                      8.75%               --           5.00%            8/30/02
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)               -22.98                       7.47                --           3.89             8/30/02
CLASS B SHARES AT NAV(2)                 -18.87                       7.99                --           4.26             8/30/02
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)              -21.75                       7.99                --           4.26             8/30/02
CLASS C SHARES AT NAV(2)                 -18.85                       8.01                --           4.28             8/30/02
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)              -18.85                       8.01                --           4.28             8/30/02
CLASS I SHARES AT NAV(2)                 -18.04                       9.02              5.18%            --                  --
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                          -5.08                      11.32              3.52           8.78             8/30/02
RUSSELL 2500(TM) INDEX                   -11.27                      15.67              6.89          12.69             8/30/02
------------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: 1.45%, B SHARES: 2.20%, C SHARES: 2.20%, I
SHARES: 1.22%.

      ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

----------

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class I shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

(GRAPH)

Phoenix Small-Mid Cap Fund

                    Phoenix
                    Small
                    Mid-Cap          S&P               Russell
                    Fund             500(R)            2500(TM)
                    Class I          Index             Index

  3/31/98           $10,000          $10,000           $10,000
  3/31/99            10,043           11,858             8,674
  3/31/00            11,178           14,022            12,445
  3/30/01            12,993           10,957            10,764
  3/28/02            15,169           10,984            12,376
  3/31/03            10,764            8,265             9,406
  3/31/04            15,185           11,168            15,109
  3/31/05            15,967           11,913            16,350
  3/31/06            18,572           13,311            20,282
  3/30/07            20,221           14,886            21,952
  3/31/08            16,573           14,130            19,478




SECTOR WEIGHTINGS as of 3/31/08*


Industrials                                                              29%
--------------------------------------------------------------------------------
Financials                                                               20
Information Technology                                                   19
--------------------------------------------------------------------------------
Energy                                                                   11
Health Care                                                               8
--------------------------------------------------------------------------------
Consumer Discretionary                                                    5
Materials                                                                 4
--------------------------------------------------------------------------------
Other (includes short-term investments)                                   4
--------------------------------------------------------------------------------


*     % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PSTAX
STRATEGIC GROWTH FUND                                            B Share: PBTHX
                                                                 C Share: SSTFX
                                                                 I Share: PLXGX

-  PHOENIX STRATEGIC GROWTH FUND
   ("STRATEGIC GROWTH FUND," OR THE "FUND") is diversified and has an investment objective of long-term capital growth.

   For the fiscal period of May 1, 2007 to March 31, 2008, the Fund's Class A shares returned -4.90%*, Class B shares returned -5.57%*, Class C shares returned -5.56%*, and Class I shares returned -4.70%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -9.10%*; and the Russell 1000(R) Growth Index, the Fund's style-specific benchmark, returned -5.21%*.

*  RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE PHOENIX STRATEGIC GROWTH FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- Broadly speaking, the equity markets were down during the Fund's fiscal period ending March 31, 2008. The uncertain macro backdrop brought on by credit concerns and a slowing domestic economy pressured equity returns in late 2007 and early 2008. Returns were positive for the calendar year 2007.

- Early in the fiscal period, an extraordinary amount of M&A activity occurred. Volatility reached multi-year highs as the fiscal period progressed as investors digested a host of variables effecting forecasted profits. Lower housing prices, slowing growth in leading indicators, and higher oil and commodity prices were countered by unprecedented policy and monetary responses.

- Growth stocks outperformed value stocks, and large cap stocks outperformed small cap stocks over the fiscal period.

- For the fiscal period ending March 2008, performance was largely influenced by the positive impact of stock selection while sector allocation was a modest detractor. Specifically, stock selection in the Industrials and in the Materials sectors were significant contributors to performance, somewhat offset by stock selection in the Financials sector. Underweight positions in the underperforming Consumer Discretionary and Financials sectors contributed to performance. However, an overweight of the underperforming Telecommunication Services sector combined with underweight positions in the best performing Consumer Staples and Energy sectors, detracted from performance.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08

                                                                                                 Inception         Inceptions
                                          1 year                    5 years      10 years        to 3/31/08           Date
CLASS A SHARES AT NAV(2)                  -1.76%                     7.75%         1.55%             --                  --
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                -7.41                      6.48          0.95              --                  --
CLASS B SHARES AT NAV(2)                  -2.53                      6.95          0.81              --                  --
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)               -6.43                      6.95          0.81              --                  --
CLASS C SHARES AT NAV(2)                  -2.53                      6.94          0.80              --                  --
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)               -2.53                      6.94          0.80              --                  --
CLASS I SHARES AT NAV(2)                  -1.55                        --            --            2.00%            9/29/06
--------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                          -5.08                     11.32          3.52            1.28             9/29/06
RUSSELL 1000(R) GROWTH INDEX              -0.75                      9.96          1.28            4.20             9/29/06
--------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSE RATIOS(5): A SHARES: 1.41%, B SHARES: 2.16%, C SHARES: 2.16%, I
SHARES: 1.16%.

      ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

----------

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A, Class B shares and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

(GRAPH)
 Phoenix Strategic Growth Fund

             Phoenix      Phoenix       Phoenix
             Strategic    Strategic     Strategic                  Russell
             Growth       Growth        Growth         S&P         1000(R)
             Fund         Fund          Fund           500(R)      Growth
             Class A      Class B       Class C        Index       Index

  3/31/98    $ 9,425      $10,000       $10,000        $10,000     $10,000
  3/31/99     13,715       14,471        14,450         11,858      12,811
  3/31/00     22,078       23,117        23,092         14,022      17,183
  3/30/01     12,874       13,371        13,364         10,957       9,842
  3/28/02     11,318       11,679        11,661         10,984       9,646
  3/31/03      7,568        7,743         7,744          8,265       7,065
  3/31/04     10,195       10,363        10,347         11,168       9,338
  3/31/05     10,288       10,376        10,372         11,913       9,446
  3/31/06     11,144       11,142        11,138         13,311      10,688
  3/30/07     11,190       11,117        11,112         14,886      11,442
  3/31/08     10,994       10,836        10,832         14,130      11,357

SECTOR WEIGHTINGS as of 3/31/08*

Information Technology                                                   30%
--------------------------------------------------------------------------------
Health Care                                                              16
Industrials                                                              13
--------------------------------------------------------------------------------
Consumer Discretionary                                                   12
Energy                                                                    9
--------------------------------------------------------------------------------
Consumer Staples                                                          6
Financials                                                                6
--------------------------------------------------------------------------------
Other (includes short-term investments)                                   8
--------------------------------------------------------------------------------

*   % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                                                                 TICKER SYMBOLS:
                                                                 A Share: PPTAX
VALUE OPPORTUNITIES FUND                                         C Share: PPTCX

-  PHOENIX VALUE OPPORTUNITIES FUND
   ("VALUE OPPORTUNITIES FUND," OR THE "FUND") is diversified and has an investment objective of long-term capital appreciation.

   For the fiscal period of July 1, 2007 to March 31, 2008, the Fund's Class A shares returned -21.06%*, and Class C shares returned -21.54%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -10.68%*; and the Russell 1000(R) Value Index, the Fund's style-specific benchmark, returned -14.22%*.

*  RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

- The U.S. equity market was on a volatile downward track over the period as credit markets remained in disarray and concerns about a U.S. and global recession mounted.

- U.S. investors grew wary of risks to growth, including housing market weakness, exposure to subprime debt in the finance industry, slowing employment growth and reduced productivity.

- Both value and smaller-cap stocks saw significant underperformance over the period, as investors focused on what they perceived to be safer havens in earnings-driven large cap stocks.

- Style and size exposures were detrimental to return in a highly volatile period marked by increasing risk aversion among investors.

- Active stock selection in the portfolio was negative, particularly in the healthcare, energy, services and telecom sectors.

- Key holdings which underperformed included UnitedHealth Group, Philip Morris, Spring Nextel, XL Capital, Dillards, Apollo Group and Apple Computer.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/08
--------------------------------------------------------------------------------


                                          Inception    Inception
                               1 year    to 3/31/08      Date

CLASS A SHARES AT NAV(2)       -15.09%      4.48%       7/29/05
----------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)   -19.98       2.19        7/29/05
CLASS C SHARES AT NAV(2)       -15.72       3.76        7/29/05
----------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)    -15.72       3.76        7/29/05
S&P 500(R) INDEX                -5.08       4.61        7/29/05
----------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX     -9.99       4.98        7/29/05
----------------------------------------------------------------


FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.57%, NET 1.41%; C SHARES: GROSS 2.27%, NET 2.16%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

----------
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2)   "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY
      SALES

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSE:
      EXPENSES REDUCED BY A CONTRACTUAL FEE WAIVER IN EFFECT THROUGH 6/30/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF CONTRACTUAL FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on July 29, 2005, (inception of the Fund) for Class A and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

[LINE GRAPH]
Phoenix Value Opportunities Fund

             Phoenix            Phoenix
             Value              Value                                Russell
             Opportunities      Opportunities      S&P               1000(R)
             Fund               Fund               500(R)            Value
             Class A            Class C            Index             Index

  7/29/05    $ 9,425            $10,000            $10,000           $10,000
  3/31/06     10,311             10,895             10,626            10,831
  3/30/07     12,481             13,096             11,884            12,654
  3/31/08     10,597             11,038             11,281            11,389


SECTOR WEIGHTINGS as of 3/31/08*
---------------------------------------------------------
Financials                                             23%
---------------------------------------------------------
Energy                                                 21
Health Care                                            12
---------------------------------------------------------
Consumer Staples                                        9
Materials                                               9
---------------------------------------------------------
Industrials                                             8
Consumer Discretionary                                  7
---------------------------------------------------------
Other (includes short-term investments)                11
---------------------------------------------------------

----------
* % of total investments as of March 31, 2008.

   For information regarding the indexes and certain investment terms see the glossary starting on page 2.

                          PHOENIX ALL-CAP GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
DOMESTIC COMMON STOCKS -- 88.7%

AEROSPACE & DEFENSE -- 5.3%
Esterline Technologies Corp.(b)                      50,000   $  2,518
TransDigm Group, Inc.(b)                             15,000        556
United Technologies Corp.                            21,000      1,445
                                                              --------
                                                                 4,519
                                                              --------

AIR FREIGHT & LOGISTICS -- 0.6%
Pacer International, Inc.                            30,000        493
                                                              --------

ALTERNATIVE CARRIERS -- 0.3%
Cogent Communications
   Group, Inc.(b)                                    15,000        275
                                                              --------

APPAREL, ACCESSORIES & LUXURY GOODS -- 1.5%
VF Corp.                                             17,000      1,318
                                                              --------

ASSET MANAGEMENT & CUSTODY BANKS -- 1.4%
GAMCO Investors, Inc.
   Class A                                           24,000      1,209
                                                              --------

AUTOMOTIVE RETAIL -- 1.4%
Advance Auto Parts, Inc.                             35,000      1,192
                                                              --------

BIOTECHNOLOGY -- 6.3%
Amgen, Inc.(b)                                       21,000        877
Celgene Corp.(b)                                     15,000        919
Genentech, Inc.(b)                                    9,000        731
Genzyme Corp.(b)                                     23,000      1,715
Gilead Sciences, Inc.(b)                             21,000      1,082
                                                              --------
                                                                 5,324
                                                              --------

BROADCASTING & CABLE TV -- 0.8%
Global Traffic Network, Inc.(b)                      75,000        657
                                                              --------

CASINOS & GAMING -- 0.4%
Century Casinos, Inc.(b)                             35,000        114
Scientific Games Corp.
   Class A(b)                                        10,000        211
                                                              --------
                                                                   325
                                                              --------

COMMUNICATIONS EQUIPMENT -- 2.8%
Cisco Systems, Inc.(b)                               57,000      1,373
Corning, Inc.                                        42,000      1,010
                                                              --------
                                                                 2,383
                                                              --------

COMPUTER & ELECTRONICS RETAIL -- 0.8%
Best Buy Co., Inc.                                   17,000        705
                                                              --------

COMPUTER HARDWARE -- 6.0%
Apple, Inc.(b)                                        9,000      1,292
Hewlett-Packard Co.                                  36,000      1,644
International Business
   Machines Corp.                                     6,500        748
Stratasys, Inc.(b)                                   80,000      1,424
                                                              --------
                                                                 5,108
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
COMPUTER STORAGE & PERIPHERALS -- 1.2%
EMC Corp.(b)                                         69,000   $    989
                                                              --------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS -- 1.5%
Caterpillar, Inc.                                    16,000      1,253
                                                              --------

DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
MasterCard, Inc. Class A                              4,000        892
                                                              --------

DEPARTMENT STORES -- 0.9%
Kohl's Corp.(b)                                      18,000        772
                                                              --------

DISTRIBUTORS -- 1.3%
LKQ Corp.(b)                                         50,000      1,123
                                                              --------

DIVERSIFIED CHEMICALS -- 1.6%
FMC Corp.                                            24,000      1,332
                                                              --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES -- 3.0%
Advisory Board Co. (The)(b)                          20,000      1,099
Corporate Executive Board Co.
   (The)                                             35,000      1,417
                                                              --------
                                                                 2,516
                                                              --------

DRUG RETAIL -- 1.5%
CVS Caremark Corp.                                   32,000      1,296
                                                              --------

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.7%
SunPower Corp. Class A(b)                             8,000        596
                                                              --------

HEALTH CARE EQUIPMENT -- 1.4%
Medtronic, Inc.                                      25,000      1,209
                                                              --------

HEALTH CARE SERVICES -- 0.7%
Health Grades, Inc.(b)                               55,000        290
Nighthawk Radiology
   Holdings, Inc.(b)                                 30,000        281
                                                              --------
                                                                   571
                                                              --------

HEALTH CARE SUPPLIES -- 0.4%
OraSure Technologies, Inc.(b)                        50,000        366
                                                              --------

HOTELS, RESORTS & CRUISE LINES -- 2.0%
Ambassadors Group, Inc.                              25,000        472
Starwood Hotels & Resorts
   Worldwide, Inc.                                   24,000      1,242
                                                              --------
                                                                 1,714
                                                              --------

HOUSEHOLD PRODUCTS -- 1.5%
Colgate-Palmolive Co.                                16,000      1,247
                                                              --------

HUMAN RESOURCES & EMPLOYMENT SERVICES -- 1.2%
Resources Connection, Inc.                           55,000        983
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
INDUSTRIAL MACHINERY -- 3.3%
Axsys Technologies, Inc.(b)                          15,000   $    748
Danaher Corp.                                        15,000      1,140
Harsco Corp.                                         17,000        942
                                                              --------
                                                                 2,830
                                                              --------

INTERNET RETAIL -- 1.1%
Amazon.com, Inc.(b)                                  11,000        784
Stamps.Com, Inc.(b)                                  15,000        154
                                                              --------
                                                                   938
                                                              --------

INTERNET SOFTWARE & SERVICES -- 2.6%
Equinix, Inc.(b)                                      5,000        333
Google, Inc. Class A(b)                               1,500        661
Internet Capital Group, Inc.(b)                      45,000        471
Kana Software, Inc.(b)                               75,000         96
Liquidity Services, Inc.(b)                          50,000        400
WebSense, Inc.(b)                                    15,000        281
                                                              --------
                                                                 2,242
                                                              --------

INVESTMENT BANKING & BROKERAGE -- 1.9%
Goldman Sachs Group, Inc.
   (The)                                              6,000        992
Merrill Lynch & Co., Inc.                            16,000        652
                                                              --------
                                                                 1,644
                                                              --------

IT CONSULTING & OTHER SERVICES -- 0.9%
Cognizant Technology
   Solutions Corp. Class A(b)                        26,000        750
                                                              --------

LEISURE FACILITIES -- 0.7%
Life Time Fitness, Inc.(b)                           20,000        624
                                                              --------

LEISURE PRODUCTS -- 0.5%
Polaris Industries, Inc.                             10,000        410
                                                              --------

LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Nektar Therapeutics(b)                               40,000        278
                                                              --------

MOVIES & ENTERTAINMENT -- 1.4%
Walt Disney Co. (The)                                38,000      1,192
                                                              --------

OFFICE SERVICES & SUPPLIES -- 0.8%
PeopleSupport, Inc.(b)                               70,000        638
                                                              --------

OIL & GAS DRILLING -- 1.1%
Transocean, Inc.(b)                                   7,000        946
                                                              --------

OIL & GAS EXPLORATION & PRODUCTION -- 2.6%
Apache Corp.                                          4,000        483
XTO Energy, Inc.                                     27,500      1,701
                                                              --------
                                                                 2,184
                                                              --------

                       See Notes to Financial Statements

                          PHOENIX ALL-CAP GROWTH FUND

                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
PHARMACEUTICALS -- 5.3%
Abbott Laboratories                                  15,000   $    827
Allergan, Inc.                                       16,000        902
Medicis Pharmaceutical Corp.
   Class A                                           60,000      1,181
Merck & Co., Inc.                                    17,000        645
Schering-Plough Corp.                                43,000        620
Sepracor, Inc.(b)                                    15,000        293
                                                              --------
                                                                 4,468
                                                              --------

RESTAURANTS -- 1.7%
Texas Roadhouse, Inc.
   Class A(b)                                        20,000        196
Yum! Brands, Inc.                                    34,000      1,265
                                                              --------
                                                                 1,461
                                                              --------

SEMICONDUCTORS -- 7.2%
Broadcom Corp. Class A(b)                            43,000        829
Cirrus Logic, Inc.(b)                               195,000      1,310
Intel Corp.                                          48,000      1,017
NVIDIA Corp.(b)                                      37,500        742
ON Semiconductor Corp.(b)                           200,000      1,136
Ramtron International Corp.(b)                       65,000        266
Texas Instruments, Inc.                              28,000        792
                                                              --------
                                                                 6,092
                                                              --------

SOFT DRINKS -- 2.3%
Hansen Natural Corp.(b)                              30,000      1,059
PepsiCo, Inc.                                        12,000        866
                                                              --------
                                                                 1,925
                                                              --------

SPECIALIZED FINANCE -- 0.6%
CME Group, Inc.                                       1,000        469
                                                              --------

STEEL -- 1.5%
United States Steel Corp.                            10,000      1,269
                                                              --------

SYSTEMS SOFTWARE -- 2.3%
Microsoft Corp.                                      43,000      1,220
Oracle Corp.(b)                                      39,000        763
                                                              --------
                                                                 1,983
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
THRIFTS & MORTGAGE FINANCE -- 1.1%
Federal Agricultural Mortgage
   Corp. Class C                                     35,000   $    913
                                                              --------

TOBACCO -- 1.4%
Altria Group, Inc.                                   16,000        355
Philip Morris International,
   Inc.(b)                                           16,000        809
                                                              --------
                                                                 1,164
                                                              --------

WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
American Tower Corp.
   Class A(b)                                        14,000        549
----------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 70,272)                                      75,336
----------------------------------------------------------------------

FOREIGN COMMON STOCKS(c) -- 9.6%

ADVERTISING -- 0.4%
MDC Partners, Inc. (Canada)(b)                       50,000        363
                                                              --------

COMMUNICATIONS EQUIPMENT -- 1.9%
Research In Motion Ltd.
   (Canada)(b)                                       11,000      1,235
Telefonaktiebolaget LM
   Ericsson Sponsored ADR
   (Sweden)                                          17,000        334
                                                              --------
                                                                 1,569
                                                              --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 1.1%
CNH Global NV
   (Netherlands)(d)                                  18,000        937
                                                              --------

HEAVY ELECTRICAL EQUIPMENT -- 1.4%
ABB Ltd. Sponsored ADR
   (Switzerland)                                     44,000      1,184
                                                              --------

OIL & GAS EQUIPMENT & SERVICES -- 1.5%
Schlumberger Ltd.
   (Netherlands)                                     15,000      1,305
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
SEMICONDUCTOR EQUIPMENT -- 0.6%
ASML Holding N.V.
   (Netherlands)(b)                                  20,000   $    496
                                                              --------

SEMICONDUCTORS -- 1.7%
O2Micro International Ltd.
   Sponsored ADR (Taiwan)(b)                        190,000      1,469
                                                              --------

WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
America Movil S.A.B.
   de C.V. ADR Series L
   (Mexico)                                          13,000        828
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 7,032)                                        8,151
----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 98.3%
(IDENTIFIED COST $ 77,304)                                      83,487
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

MONEY MARKET MUTUAL FUNDS -- 0.4%
State Street Navigator Prime
   Plus (3.182% seven-day
   effective yield)(e)                              373,853        374
                                                              --------


                                                      PAR
                                                     VALUE
                                                     (000)
                                                    -------
COMMERCIAL PAPER(f) -- 0.9%
Cintas Corp.
   2.850% due 4/1/08                                $   710        710
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,084)                                        1,084
----------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
(IDENTIFIED COST $ 78,388)                                      84,571(a)

Other assets and liabilities, net -- 0.4%                          380
                                                              --------
NET ASSETS -- 100.0%                                          $ 84,951
                                                              ========

----------
FOOTNOTE LEGEND

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,185 and gross depreciation of $10,002 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $78,388.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                          PHOENIX GROWTH & INCOME FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
DOMESTIC COMMON STOCKS -- 98.4%

ADVERTISING -- 0.3%
Omnicom Group, Inc.                                  16,100   $    711
                                                              --------

AEROSPACE & DEFENSE -- 5.0%
Boeing Co. (The)                                     34,100      2,536
General Dynamics Corp.                                8,100        675
Honeywell International, Inc.                        29,100      1,642
Lockheed Martin Corp.                                22,300      2,214
Northrop Grumman Corp.                               13,300      1,035
Raytheon Co.                                         15,100        976
United Technologies Corp.                            52,900      3,641
                                                              --------
                                                                12,719
                                                              --------

AIRLINES -- 0.1%
AMR Corp.(b)                                         18,200        164
Continental Airlines, Inc.
   Class B(b)                                         6,600        127
                                                              --------
                                                                   291
                                                              --------

APPAREL RETAIL -- 0.5%
Abercrombie & Fitch Co.
   Class A                                            2,100        154
Aeropostale, Inc.(b)                                  5,600        152
Gap, Inc. (The)                                      41,800        823
Men's Wearhouse, Inc. (The)                           7,500        174
                                                              --------
                                                                 1,303
                                                              --------

APPAREL, ACCESSORIES & LUXURY GOODS -- 0.4%
Coach, Inc.(b)                                       12,700        383
VF Corp.                                              8,000        620
                                                              --------
                                                                 1,003
                                                              --------

ASSET MANAGEMENT & CUSTODY BANKS -- 3.5%
American Capital Strategies
   Ltd.                                               6,000        205
Ameriprise Financial, Inc.                           16,600        861
Bank of New York Mellon
   Corp. (The)                                       43,154      1,801
Federated Investors, Inc.
   Class B                                           14,200        556
Franklin Resources, Inc.                             13,900      1,348
Legg Mason, Inc.                                      3,600        202
Northern Trust Corp.                                 18,300      1,216
SEI Investments Co.                                  21,600        533
State Street Corp.                                   26,200      2,070
                                                              --------
                                                                 8,792
                                                              --------

AUTO PARTS & EQUIPMENT -- 0.3%
Lear Corp.(b)                                        29,700        770
                                                              --------

AUTOMOBILE MANUFACTURERS -- 0.2%
Ford Motor Co.(b)                                    39,100        224
General Motors Corp.                                 21,100        402
                                                              --------
                                                                   626
                                                              --------

BIOTECHNOLOGY -- 0.4%
Cephalon, Inc.(b)                                    15,300        985
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
BREWERS -- 0.7%
Anheuser-Busch Cos., Inc.                            35,700   $  1,694
                                                              --------

BROADCASTING & CABLE TV -- 0.5%
CBS Corp. Class B                                    60,400      1,334
                                                              --------

COAL & CONSUMABLE FUELS -- 0.4%
Massey Energy Co.                                    28,800      1,051
                                                              --------

COMMERCIAL PRINTING -- 0.4%
Donnelley (R.R.) & Sons Co.                          33,300      1,009
                                                              --------

COMMUNICATIONS EQUIPMENT -- 1.8%
Cisco Systems, Inc.(b)                              161,500      3,890
Corning, Inc.                                        11,300        272
JDS Uniphase Corp.(b)                                28,200        378
                                                              --------
                                                                 4,540
                                                              --------

COMPUTER & ELECTRONICS RETAIL -- 0.5%
Best Buy Co., Inc.                                   21,700        900
RadioShack Corp.                                     29,700        482
                                                              --------
                                                                 1,382
                                                              --------

COMPUTER HARDWARE -- 4.1%
Hewlett-Packard Co.                                  89,800      4,101
International Business
   Machines Corp.                                    54,900      6,321
                                                              --------
                                                                10,422
                                                              --------

COMPUTER STORAGE & PERIPHERALS -- 0.5%
Emulex Corp.(b)                                      31,200        507
NetApp, Inc.(b)                                      25,800        517
QLogic Corp.(b)                                      18,000        276
                                                              --------
                                                                 1,300
                                                              --------

CONSTRUCTION & ENGINEERING -- 0.2%
Perini Corp.(b)                                      12,300        446
                                                              --------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS -- 0.5%
AGCO Corp.(b)                                        11,900        713
Cummins, Inc.                                         4,400        206
Toro Co. (The)                                       10,700        443
                                                              --------
                                                                 1,362
                                                              --------

CONSUMER FINANCE -- 0.3%
American Express Co.                                 17,300        756
                                                              --------

DATA PROCESSING & OUTSOURCED SERVICES -- 0.9%
Automatic Data Processing,
   Inc.                                              32,400      1,373
Electronic Data Systems Corp.                        25,600        426
Metavante Technologies,
   Inc.(b)                                           29,900        598
                                                              --------
                                                                 2,397
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
DEPARTMENT STORES -- 0.4%
Macy's, Inc.                                         42,900   $    989
                                                              --------

DISTRIBUTORS -- 0.2%
Genuine Parts Co.                                    13,800        555
                                                              --------

DIVERSIFIED BANKS -- 1.4%
U.S. Bancorp                                         20,800        673
Wells Fargo & Co.                                    99,400      2,893
                                                              --------
                                                                 3,566
                                                              --------

DIVERSIFIED CHEMICALS -- 1.4%
Dow Chemical Co. (The)                               22,000        811
Du Pont (E.I.) de Nemours &
   Co.                                               40,100      1,875
PPG Industries, Inc.                                 15,000        907
                                                              --------
                                                                 3,593
                                                              --------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES -- 0.3%
Dun & Bradstreet Corp.                                7,900        643
                                                              --------

DIVERSIFIED METALS & MINING -- 0.4%
Southern Copper Corp.                                 8,700        903
                                                              --------

ELECTRIC UTILITIES -- 0.9%
FirstEnergy Corp.                                    24,200      1,660
Progress Energy, Inc.                                14,600        609
                                                              --------
                                                                 2,269
                                                              --------

ELECTRICAL COMPONENTS & EQUIPMENT -- 1.1%
Acuity Brands, Inc.                                   4,100        176
Emerson Electric Co.                                 47,700      2,455
GrafTech International Ltd.(b)                       10,000        162
                                                              --------
                                                                 2,793
                                                              --------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.2%
Agilent Technologies, Inc.(b)                        21,200        632
                                                              --------

ELECTRONIC MANUFACTURING SERVICES -- 0.2%
Tyco Electronics Ltd.                                13,700        470
                                                              --------

ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
Allied Waste Industries, Inc.(b)                     18,900        204
Waste Management, Inc.                               23,500        789
                                                              --------
                                                                   993
                                                              --------

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
Terra Industries, Inc.(b)                             9,700        345
                                                              --------

FOOD RETAIL -- 0.7%
Great Atlantic & Pacific Tea
   Co., Inc. (The)(b)                                12,900        338
Kroger Co. (The)                                     30,200        767
SUPERVALU, Inc.                                      18,000        540
                                                              --------
                                                                 1,645
                                                              --------

                       See Notes to Financial Statements

                          PHOENIX GROWTH & INCOME FUND

                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
FOOTWEAR -- 0.7%
NIKE, Inc. Class B                                   25,200   $  1,714
                                                              --------

GENERAL MERCHANDISE STORES -- 0.3%
Big Lots, Inc.(b)                                    18,500        413
Dollar Tree, Inc.(b)                                  9,500        262
                                                              --------
                                                                   675
                                                              --------

HEALTH CARE EQUIPMENT -- 0.6%
Baxter International, Inc.                           26,300      1,521
                                                              --------

HEALTH CARE SERVICES -- 0.1%
Medco Health Solutions,
   Inc.(b)                                            4,500        197
                                                              --------

HOME IMPROVEMENT RETAIL -- 0.2%
Sherwin-Williams Co. (The)                            9,600        490
                                                              --------

HOUSEHOLD APPLIANCES -- 0.4%
Stanley Works (The)                                   9,400        448
Whirlpool Corp.                                       5,100        442
                                                              --------
                                                                   890
                                                              --------

HOUSEHOLD PRODUCTS -- 1.3%
Clorox Co. (The)                                     24,400      1,382
Kimberly-Clark Corp.                                  9,700        626
Procter & Gamble Co. (The)                           18,200      1,275
                                                              --------
                                                                 3,283
                                                              --------

HOUSEWARES & SPECIALTIES -- 0.2%
Newell Rubbermaid, Inc.                              21,800        499
                                                              --------

HYPERMARKETS & SUPER CENTERS -- 0.9%
BJ's Wholesale Club, Inc.(b)                         22,300        796
Wal-Mart Stores, Inc.                                27,500      1,449
                                                              --------
                                                                 2,245
                                                              --------

INDUSTRIAL CONGLOMERATES -- 1.4%
3M Co.                                                6,800        538
General Electric Co.                                 15,800        585
Teleflex, Inc.                                        6,100        291
Tyco International Ltd.                              47,825      2,107
                                                              --------
                                                                 3,521
                                                              --------

INDUSTRIAL MACHINERY -- 1.5%
Dover Corp.                                          12,700        531
Eaton Corp.                                          22,800      1,817
Gardner Denver, Inc.(b)                               8,500        315
Parker Hannifin Corp.                                15,150      1,049
                                                              --------
                                                                 3,712
                                                              --------

INSURANCE BROKERS -- 0.3%
AON Corp.                                            19,300        776
                                                              --------

INTEGRATED OIL & GAS -- 10.0%
Chevron Corp.                                        17,500      1,494
ConocoPhillips                                       69,900      5,327
Exxon Mobil Corp.                                   144,500     12,222
Occidental Petroleum Corp.                           84,900      6,212
                                                              --------
                                                                25,255
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
INTEGRATED TELECOMMUNICATION SERVICES -- 4.2%
AT&T, Inc.                                          194,235   $  7,439
Embarq Corp.                                         12,200        489
Qwest Communications
   International, Inc.                               67,600        306
Verizon Communications, Inc.                         32,100      1,170
Windstream Corp.                                    104,400      1,248
                                                              --------
                                                                10,652
                                                              --------

INTERNET RETAIL -- 0.3%
Expedia, Inc.(b)                                     13,800        302
IAC/InterActiveCorp.(b)                              26,600        552
                                                              --------
                                                                   854
                                                              --------

INTERNET SOFTWARE & SERVICES -- 0.8%
eBay, Inc.(b)                                        66,300      1,978
                                                              --------

INVESTMENT BANKING & BROKERAGE -- 0.4%
Goldman Sachs Group, Inc.
   (The)                                              3,500        579
TD Ameritrade Holding
   Corp.(b)                                          29,700        490
                                                              --------
                                                                 1,069
                                                              --------

LEISURE PRODUCTS -- 0.1%
Hasbro, Inc.                                          8,900        248
                                                              --------

LIFE & HEALTH INSURANCE -- 3.9%
AFLAC, Inc.                                          20,600      1,338
Lincoln National Corp.                               26,300      1,367
MetLife, Inc.                                        57,100      3,441
Principal Financial Group, Inc.
   (The)                                             22,500      1,254
Prudential Financial, Inc.                           26,500      2,074
StanCorp Financial Group,
   Inc.                                               4,700        224
Unum Group                                            8,400        185
                                                              --------
                                                                 9,883
                                                              --------

LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Invitrogen Corp.(b)                                   6,600        564
Thermo Fisher Scientific,
   Inc.(b)                                           20,800      1,182
                                                              --------
                                                                 1,746
                                                              --------

MANAGED HEALTH CARE -- 1.7%
Aetna, Inc.                                          31,400      1,321
CIGNA Corp.                                          21,400        868
Coventry Health Care, Inc.(b)                         5,000        202
UnitedHealth Group, Inc.                             28,600        983
WellPoint, Inc.(b)                                   20,600        909
                                                              --------
                                                                 4,283
                                                              --------

METAL & GLASS CONTAINERS -- 0.3%
Ball Corp.                                            5,700        262
Owens-Illinois, Inc.(b)                               7,700        434
                                                              --------
                                                                   696
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
MORTGAGE REITS -- 0.6%
Annaly Capital Management,
   Inc.                                              68,300   $  1,046
iStar Financial, Inc.                                30,200        424
                                                              --------
                                                                 1,470
                                                              --------

MOVIES & ENTERTAINMENT -- 2.8%
Time Warner, Inc.                                   130,500      1,829
Viacom, Inc. Class B(b)                              58,700      2,326
Walt Disney Co. (The)                                89,200      2,799
                                                              --------
                                                                 6,954
                                                              --------

MULTI-LINE INSURANCE -- 1.2%
American International Group,
   Inc.                                              54,800      2,370
Genworth Financial, Inc.
   Class A                                            7,900        179
Hartford Financial Services
   Group, Inc. (The)                                  4,700        356
                                                              --------
                                                                 2,905
                                                              --------

MULTI-UTILITIES -- 1.0%
Consolidated Edison, Inc.                            14,000        556
Public Service Enterprise
   Group, Inc.                                       46,600      1,873
                                                              --------
                                                                 2,429
                                                              --------

OFFICE ELECTRONICS -- 0.1%
Xerox Corp.                                          11,800        177
                                                              --------

OIL & GAS DRILLING -- 0.9%
ENSCO International, Inc.                             5,600        351
Transocean, Inc.(b)                                  14,300      1,933
                                                              --------
                                                                 2,284
                                                              --------

OIL & GAS EQUIPMENT & SERVICES -- 1.0%
Dresser-Rand Group, Inc.(b)                          11,300        347
National Oilwell Varco, Inc.(b)                      26,500      1,547
Tidewater, Inc.                                      11,700        645
                                                              --------
                                                                 2,539
                                                              --------

OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
Devon Energy Corp.                                    2,800        292
Noble Energy, Inc.                                    3,200        233
Stone Energy Corp.(b)                                 6,800        356
W&T Offshore, Inc.                                   19,000        648
                                                              --------
                                                                 1,529
                                                              --------

OIL & GAS REFINING & MARKETING -- 0.4%
Valero Energy Corp.                                  21,500      1,056
                                                              --------

OTHER DIVERSIFIED FINANCIAL SERVICES -- 4.5%
Bank of America Corp.                               148,100      5,614
Citigroup, Inc.                                      16,901        362
JPMorgan Chase & Co.                                123,700      5,313
                                                              --------
                                                                11,289
                                                              --------

                       See Notes to Financial Statements

                          PHOENIX GROWTH & INCOME FUND

                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
PAPER PACKAGING -- 0.5%
Packaging Corporation of
   America                                           22,500   $    502
Sonoco Products Co.                                  24,400        699
                                                              --------
                                                                 1,201
                                                              --------

PERSONAL PRODUCTS -- 0.1%
NBTY, Inc.(b)                                        11,600        347
                                                              --------

PHARMACEUTICALS -- 7.9%
Abbott Laboratories                                   7,500        414
Bristol-Myers Squibb Co.                             73,000      1,555
Endo Pharmaceuticals
   Holdings, Inc.(b)                                 13,700        328
Forest Laboratories, Inc.(b)                         22,600        904
Johnson & Johnson                                    88,800      5,760
King Pharmaceuticals, Inc.(b)                        14,400        125
Lilly (Eli) & Co.                                    11,700        604
Medicis Pharmaceutical Corp.
   Class A                                           20,100        396
Merck & Co., Inc.                                    93,400      3,545
Pfizer, Inc.                                        304,700      6,377
                                                              --------
                                                                20,008
                                                              --------

PHOTOGRAPHIC PRODUCTS -- 0.1%
Eastman Kodak Co.                                    16,500        292
                                                              --------

PROPERTY & CASUALTY INSURANCE -- 1.8%
Chubb Corp. (The)                                    22,900      1,133
Cincinnati Financial Corp.                            9,400        358
Mercury General Corp.                                12,700        563
Philadelphia Consolidated
   Holding Co.(b)                                     5,700        183
Travelers Cos., Inc. (The)                           47,600      2,278
                                                              --------
                                                                 4,515
                                                              --------

RAILROADS -- 0.2%
Norfolk Southern Corp.                               11,500        625
                                                              --------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Jones Lang LaSalle, Inc.                              3,000        232
                                                              --------

REGIONAL BANKS -- 0.8%
Bank of Hawaii Corp.                                  3,500        173
Fifth Third Bancorp                                  19,600        410
KeyCorp                                              22,200        487
National City Corp.                                  28,800        287
Regions Financial Corp.                              24,900        492
SunTrust Banks, Inc.                                  5,000        276
                                                              --------
                                                                 2,125
                                                              --------

RESTAURANTS -- 1.4%
McDonald's Corp.                                     61,600      3,435
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
SEMICONDUCTOR EQUIPMENT -- 1.0%
Applied Materials, Inc.                              76,800   $  1,498
MEMC Electronic Materials,
   Inc.(b)                                            6,400        454
Novellus Systems, Inc.(b)                            22,300        470
                                                              --------
                                                                 2,422
                                                              --------

SEMICONDUCTORS -- 2.2%
Amkor Technology, Inc.(b)                            26,600        285
Integrated Device Technology,
   Inc.(b)                                           37,000        330
Intel Corp.                                         125,800      2,665
NVIDIA Corp.(b)                                      29,700        588
Texas Instruments, Inc.                              57,600      1,628
                                                              --------
                                                                 5,496
                                                              --------

SOFT DRINKS -- 1.5%
Coca-Cola Co. (The)                                  23,200      1,412
Coca-Cola Enterprises, Inc.                          62,100      1,503
Pepsi Bottling Group, Inc.
   (The)                                             25,400        861
                                                              --------
                                                                 3,776
                                                              --------

SPECIALIZED REITS -- 0.2%
Host Hotels & Resorts, Inc.                          21,900        348
Sunstone Hotel Investors, Inc.                       10,600        170
                                                              --------
                                                                   518
                                                              --------

SPECIALTY CHEMICALS -- 0.3%
Lubrizol Corp. (The)                                 13,500        749
                                                              --------

STEEL -- 0.4%
AK Steel Holding Corp.                               18,900      1,029
                                                              --------

SYSTEMS SOFTWARE -- 4.6%
BMC Software, Inc.(b)                                14,600        475
McAfee, Inc.(b)                                       7,000        232
Microsoft Corp.                                     252,700      7,171
Oracle Corp.(b)                                     130,000      2,543
Symantec Corp.(b)                                    67,400      1,120
                                                              --------
                                                                11,541
                                                              --------

TECHNOLOGY DISTRIBUTORS -- 0.1%
Arrow Electronics, Inc.(b)                            4,500        151
                                                              --------

TOBACCO -- 2.5%
Altria Group, Inc.                                   40,000        888
Loews Corp. - Carolina Group                         24,600      1,785
Philip Morris International,
   Inc.(b)                                           40,000      2,023
Reynolds American, Inc.                               4,500        266
Universal Corp.                                      20,000      1,310
                                                              --------
                                                                 6,272
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Telephone & Data Systems,
   Inc.                                               7,600   $    298
----------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $207,364)                                     248,140
----------------------------------------------------------------------

FOREIGN COMMON STOCKS (c) -- 1.7%

AUTO PARTS & EQUIPMENT -- 0.1%
Autoliv, Inc. (Sweden)                                7,600        382
                                                              --------

COMPUTER STORAGE & PERIPHERALS -- 0.2%
Seagate Technology
   (Singapore)                                       25,600        536
                                                              --------

INDUSTRIAL MACHINERY -- 0.1%
Ingersoll-Rand Co. Ltd. Class A
   (United States)                                    6,300        281
                                                              --------

IT CONSULTING & OTHER SERVICES -- 0.6%
Accenture Ltd. Class A
   (United States)                                   39,800      1,400
                                                              --------

PERSONAL PRODUCTS -- 0.3%
Herbalife Ltd. (United States)                       14,300        679
                                                              --------

PROPERTY & CASUALTY INSURANCE -- 0.4%
ACE Ltd. (United States)                             10,200        561
XL Capital Ltd. Class A
   (United States)                                   13,800        408
                                                              --------
                                                                   969
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 4,971)                                        4,247
----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 100.1%
(IDENTIFIED COST $ 212,335)                                    252,387
----------------------------------------------------------------------


                                                      PAR
                                                     VALUE
                                                     (000)
                                                    -------
SHORT-TERM INVESTMENTS -- 0.7%

COMMERCIAL PAPER(d) -- 0.7%
Eaton Corp.
   2.750% due 4/1/08                                $ 1,760      1,760
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,760)                                        1,760
----------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.8%
(IDENTIFIED COST $ 214,095)                                    254,147(a)

Other assets and liabilities, net -- (0.8)%                     (1,902)
                                                              --------
NET ASSETS -- 100.0%                                          $252,245
                                                              ========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $53,641 and gross depreciation of $14,992 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $215,498.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                       PHOENIX GROWTH OPPORTUNITIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                               VALUE
                                                     SHARES    (000)
                                                    -------   --------
DOMESTIC COMMON STOCKS -- 93.4%

APPAREL RETAIL -- 4.3%
Guess?, Inc.                                         16,380   $    663
TJX Cos., Inc. (The)                                 18,300        605
Urban Outfitters, Inc.(b)                            16,000        502
                                                              --------
                                                                 1,770
                                                              --------

APPAREL, ACCESSORIES & LUXURY GOODS -- 1.2%
Coach, Inc.(b)                                       16,840        508
                                                              --------

APPLICATION SOFTWARE -- 1.4%
Salesforce.com, Inc.(b)                               9,700        561
                                                              --------

ASSET MANAGEMENT & CUSTODY BANKS -- 2.3%
State Street Corp.                                    3,600        284
T. Rowe Price Group, Inc.                            13,250        663
                                                              --------
                                                                   947
                                                              --------

BIOTECHNOLOGY -- 8.0%
BioMarin Pharmaceutical,
   Inc.(b)                                           20,130        712
Genentech, Inc.(b)                                    7,230        587
Genzyme Corp.(b)                                      8,220        613
Gilead Sciences, Inc.(b)                             26,750      1,378
                                                              --------
                                                                 3,290
                                                              --------

CASINOS & GAMING -- 0.9%
International Game
   Technology                                         9,130        367
                                                              --------

COMMUNICATIONS EQUIPMENT -- 12.3%
Cisco Systems, Inc.(b)                               82,380      1,985
Corning, Inc.                                        52,390      1,259
Juniper Networks, Inc.(b)                            27,260        682
QUALCOMM, Inc.                                       28,200      1,156
                                                              --------
                                                                 5,082
                                                              --------

COMPUTER & ELECTRONICS RETAIL -- 1.3%
GameStop Corp. Class A(b)                            10,220        528
                                                              --------

COMPUTER HARDWARE -- 3.5%
Apple, Inc.(b)                                        9,910      1,422
                                                              --------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS -- 1.8%
Deere & Co.                                           9,350        752
                                                              --------

DEPARTMENT STORES -- 1.0%
Nordstrom, Inc.                                      12,500        408
                                                              --------

ELECTRICAL COMPONENTS & EQUIPMENT -- 2.8%
Ametek, Inc.                                          9,100        400
First Solar, Inc.(b)                                  3,280        758
                                                              --------
                                                                 1,158
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.5%
Dolby Laboratories, Inc.
   Class A(b)                                         5,930   $    215
                                                              --------

ENVIRONMENTAL & FACILITIES SERVICES -- 1.0%
Stericycle, Inc.(b)                                   7,650        394
                                                              --------

FERTILIZERS & AGRICULTURAL CHEMICALS -- 2.8%
Monsanto Co.                                          7,010        781
Mosaic Co. (The)(b)                                   3,700        380
                                                              --------
                                                                 1,161
                                                              --------

FOOTWEAR -- 0.6%
NIKE, Inc. Class B                                    3,910        266
                                                              --------

HEALTH CARE EQUIPMENT -- 5.1%
Baxter International, Inc.                           12,370        715
Intuitive Surgical, Inc.(b)                           2,180        707
Zimmer Holdings, Inc.(b)                              8,550        666
                                                              --------
                                                                 2,088
                                                              --------

HEALTH CARE SERVICES -- 1.8%
Express Scripts, Inc.(b)                             11,320        728
                                                              --------

HOME ENTERTAINMENT SOFTWARE -- 1.0%
Activision, Inc.(b)                                  15,320        418
                                                              --------

HOME IMPROVEMENT RETAIL -- 0.9%
Lowe's Cos., Inc.                                    16,200        372
                                                              --------

HOMEBUILDING -- 1.3%
NVR, Inc.(b)                                            870        520
                                                              --------

INDUSTRIAL CONGLOMERATES -- 2.6%
General Electric Co.                                 29,000      1,073
                                                              --------

INDUSTRIAL GASES -- 1.1%
Air Products and Chemicals,
   Inc.                                               4,900        451
                                                              --------

INDUSTRIAL MACHINERY -- 2.1%
Flowserve Corp.                                       3,520        367
SPX Corp.                                             4,780        502
                                                              --------
                                                                   869
                                                              --------

INTERNET RETAIL -- 1.4%
priceline.com, Inc.(b)                                4,780        578
                                                              --------

INTERNET SOFTWARE & SERVICES -- 2.0%
Akamai Technologies, Inc.(b)                         11,800        332
VeriSign, Inc.(b)                                    14,220        473
                                                              --------
                                                                   805
                                                              --------

INVESTMENT BANKING & BROKERAGE -- 1.7%
Goldman Sachs Group, Inc.
   (The)                                              4,240        701
                                                              --------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
LIFE SCIENCES TOOLS & SERVICES -- 3.5%
Charles River Laboratories
   International, Inc. (b)                           10,650   $    628
Thermo Fisher Scientific,
   Inc.(b)                                           14,690        835
                                                              --------
                                                                 1,463
                                                              --------

METAL & GLASS CONTAINERS -- 1.5%
Owens-Illinois, Inc.(b)                              10,870        613
                                                              --------

OIL & GAS EXPLORATION & PRODUCTION -- 2.5%
Southwestern Energy Co.(b)                           14,200        479
XTO Energy, Inc.                                      9,200        569
                                                              --------
                                                                 1,048
                                                              --------

PHARMACEUTICALS -- 1.4%
Allergan, Inc.                                       10,230        577
                                                              --------

RAILROADS -- 1.1%
Union Pacific Corp.                                   3,700        464
                                                              --------

RESTAURANTS -- 1.2%
Chipotle Mexican Grill, Inc.(b)                       4,490        509
                                                              --------

SEMICONDUCTOR EQUIPMENT -- 4.1%
Applied Materials, Inc.                              58,500      1,141
MEMC Electronic Materials,
   Inc.(b)                                            7,920        562
                                                              --------
                                                                 1,703
                                                              --------

SEMICONDUCTORS -- 2.6%
Altera Corp.                                         26,500        488
Microchip Technology, Inc.                           18,060        591
                                                              --------
                                                                 1,079
                                                              --------

SOFT DRINKS -- 5.3%
Coca-Cola Co. (The)                                  36,000      2,191
                                                              --------

SPECIALIZED FINANCE -- 1.6%
CME Group, Inc.                                       1,430        671
                                                              --------

THRIFTS & MORTGAGE FINANCE -- 1.9%
Hudson City Bancorp, Inc.                            29,100        514
People's United Financial, Inc.                      16,500        286
                                                              --------
                                                                   800
----------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 35,695)                                      38,550
----------------------------------------------------------------------

FOREIGN COMMON STOCKS(c) -- 5.2%

ADVERTISING -- 0.7%
Focus Media Holding Ltd.
   ADR (China)(b)                                     7,950        279
                                                              --------

                       See Notes to Financial Statements

                       PHOENIX GROWTH OPPORTUNITIES FUND


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
COMMUNICATIONS EQUIPMENT -- 2.1%
Research In Motion Ltd.
   (Canada)(b)                                        7,600   $    853
                                                              --------

INTEGRATED OIL & GAS -- 1.3%
Petroleo Brasileiro SA ADR
   (Brazil)                                           5,450        557
                                                              --------

WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
America Movil S.A.B. de C.V. ADR
   Series L (Mexico)                                  6,890        439
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 2,157)                                        2,128
----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 98.6%
(IDENTIFIED COST $ 37,852)                                      40,678
----------------------------------------------------------------------


                                                               VALUE
                                                    SHARES     (000)
                                                    -------   --------
SHORT-TERM INVESTMENTS -- 1.0%

MONEY MARKET MUTUAL FUNDS -- 1.0%
BlackRock Liquidity
   Funds TempCash
   Portfolio - Institutional
   Shares 3.280% (seven-day
   effective yield)                                 428,347   $    428
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 428)                                            428
----------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
(IDENTIFIED COST $ 38,280)                                      41,106(a)

Other assets and liabilities, net -- 0.4%                          178
                                                              --------
NET ASSETS -- 100.0%                                          $ 41,284
                                                              ========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,625 and gross depreciation of $1,081 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $38,562.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                        PAR VALUE                 VALUE
                                                           (000)                  (000)
                                                       -----------              ------------
U.S. GOVERNMENT SECURITIES -- 0.2%
U.S. TREASURY BONDS -- 0.1%
U.S. Treasury Bond
   5.000% due 5/15/37                                  $       335              $        375
                                                                                ------------

U.S. TREASURY NOTES -- 0.1%
U.S. Treasury Note
   4.250% due 11/15/17                                         145                       155
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $503)                                                                   530
-------------------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES -- 7.7%
FHLMC R010-AB
   5.500% due 12/15/19                                         307                       317
FNMA
   5.000% due 6/1/18                                         1,181                     1,198
   5.000% due 12/1/18                                        1,716                     1,740
   4.500% due 6/1/19                                         1,817                     1,814
   4.000% due 7/1/19                                           609                       596
   5.000% due 8/1/20                                           360                       364
   6.000% due 11/1/31                                          307                       316
   5.000% due 4/1/34                                         1,875                     1,860
   5.000% due 5/1/34                                           625                       620
   5.500% due 7/1/34                                         3,465                     3,507
   6.000% due 5/1/35                                           611                       627
   5.000% due 6/1/35                                         3,508                     3,477
   5.500% due 6/1/35                                           544                       549
   5.000% due 3/1/36                                           196                       194
   5.500% due 5/1/36                                           198                       200
   5.500% due 4/1/37                                           359                       362
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                          577                       557
GNMA
   6.500% due 11/15/23                                         315                       328
   6.500% due 12/15/23                                         353                       368
   6.500% due 3/15/24                                           99                       104
   6.500% due 4/15/24                                           44                        46
   6.500% due 7/15/24                                          589                       616
--------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 19,613)                                                            19,760
--------------------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES -- 0.7%
FHLMC
   5.200% due 3/5/19                                         1,870                     1,903
--------------------------------------------------------------------------------------------

TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $ 1,836)                                                              1,903
--------------------------------------------------------------------------------------------

MUNICIPAL BONDS -- 4.4%

DELAWARE -- 0.4%
Delaware Transportation Authority
   Motor Fuel Tax Revenue
   Series A (MBIA Insured)
   5.000% due 7/1/19                                           980                     1,046
                                                                                ------------


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
FLORIDA -- 0.1%
Miami-Dade County Educational
   Facilities Authority Taxable
   Series C
   5.480% due 4/1/16                                       $   230              $        237
                                                                                ------------

MASSACHUSETTS -- 0.2%
Commonwealth of Massachusetts
   General Obligation Series C
   (FSA Insured)
   5.500% due 12/1/17                                          405                       461
                                                                                ------------

MINNESOTA -- 0.6%
State of Minnesota
   5.000% due 8/1/19                                         1,400                     1,517
                                                                                ------------
MISSOURI -- 0.2%
Missouri State Highways &
   Transit Commission State
   Road Revenue
   5.000% due 5/1/16                                           400                       440
                                                                                ------------
PENNSYLVANIA -- 1.8%
City of Pittsburgh Pension
   Obligation Taxable Series C
   (FGIC Insured)
   6.500% due 3/1/17                                         4,250                     4,663
                                                                                ------------
TEXAS -- 1.0%
City of Austin Public Property
   Commission
   5.000% due 9/1/17                                           925                     1,012
City of Dallas
   5.000% due 2/15/17                                        1,400                     1,529
                                                                                ------------
                                                                                       2,541
                                                                                ------------
VIRGINIA -- 0.1%
Tobacco Settlement Financing
   Corp. Taxable Series A-1
   6.706% due 6/1/46                                           360                       327
--------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $ 10,761)                                                            11,232
--------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 3.0%
Associates Manufactured
   Housing Pass Through
   Certificate 97-2, A6
   7.075% due 3/15/28 (c)                                      351                       364
Bayview Financial Acquisition
   Trust 06-A, 1A2
   5.483% due 2/28/41 (c)                                      488                       458
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980% due 1/15/18 (c)                                      521                       492
Capital One Auto Finance
   Trust 07-B, A3A
   5.030% due 4/15/12                                          975                       946


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
Carmax Auto Owner Trust
   05-2, A4
   4.340% due 9/15/10                                      $   300              $        302
Carmax Auto Owner Trust 07-2,
   A3
   5.230% due 12/15/11                                       1,000                     1,020
Dunkin Securitization 06-1,
   M1 144A
   8.285% due 6/20/31 (b)                                      375                       328
GMAC Mortgage Corp. Loan
   Trust 05-HE2, A3
   4.622% due 11/25/35 (c)                                     367                       348
JPMorgan Mortgage Acquisition
   Corp. 06-CW2, AF3
   5.777% due 8/25/36 (c)                                      605                       590
JPMorgan Mortgage Acquisition
   Corp. 06-CW2, AF4
   6.080% due 8/25/36 (c)                                      689                       558
Renaissance Home Equity Loan
   Trust 06-1, AF2
   5.533% due 5/25/36 (c)                                      474                       470
Residential Funding Mortgage
   Securities II, Inc. 04-HI3, A4
   4.630% due 1/25/20                                          507                       482
Residential Funding Mortgage
   Securities II, Inc. 06-HSA1, A3
   5.230% due 2/25/36 (c)                                      810                       522
Wachovia Auto Loan Owner
   Trust 06-2A, A3 144A
   5.230% due 8/22/11 (b)                                      800                       807
--------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $ 8,256)                                                              7,687
--------------------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS -- 11.3%

AEROSPACE & DEFENSE -- 0.1%
L-3 Communications Corp.
   7.625% due 6/15/12                                          300                       309
                                                                                ------------

AIRLINES -- 0.5%
American Airlines, Inc. 01-1
   6.977% due 5/23/01                                          717                       638
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                          464                       457
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                           247                       245
                                                                                ------------
                                                                                       1,340
                                                                                ------------

APPLICATION SOFTWARE -- 0.0%
Intuit, Inc.
   5.750% due 3/15/17                                           80                        78
                                                                                ------------

                        See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                        PAR VALUE                  VALUE
                                                          (000)                    (000)
                                                       -----------              ------------
ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
Bank of New York Mellon Corp.
(The)
  4.950% due 11/1/12                                      $    370              $        379
BlackRock, Inc.
  6.250% due 9/15/17                                           375                       384
Janus Capital Group, Inc.
  6.250% due 6/15/12                                           185                       188
                                                                                ------------
                                                                                         951
                                                                                ------------

AUTOMOBILE MANUFACTURERS -- 0.1%
Daimler Finance North America LLC
  6.500% due 11/15/13                                          155                       163
                                                                                ------------

AUTOMOTIVE RETAIL -- 0.1%
AutoNation, Inc.
  7.000% due 4/15/14                                           300                       268
                                                                                ------------

BROADCASTING & CABLE TV -- 0.2%
Comcast Corp.
  5.300% due 1/15/14                                           250                       246
Time Warner Cable, Inc.
  5.850% due 5/1/17                                            160                       153
                                                                                ------------
                                                                                         399
                                                                                ------------

BUILDING PRODUCTS -- 0.1%
Masco Corp.
  5.850% due 3/15/17                                           200                       182
Owens Corning, Inc.
  6.500% due 12/1/16                                            70                        58
                                                                                ------------
                                                                                         240
                                                                                ------------

CASINOS & GAMING -- 0.1%
MGM MIRAGE
  8.500% due 9/15/10                                            30                        31
Seneca Gaming Corp. Series B
  7.250% due 5/1/12                                            260                       246
                                                                                ------------
                                                                                         277
                                                                                ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc.
  5.500% due 2/22/16                                           310                       321
                                                                                ------------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 0.1%
Terex Corp.
  7.375% due 1/15/14                                           140                       139
                                                                                ------------

CONSTRUCTION MATERIALS -- 0.2%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(d)                                        310                       295
  Vulcan Materials Co.
  5.600% due 11/30/12                                          245                       249
                                                                                ------------
                                                                                         544
                                                                                ------------

CONSUMER FINANCE -- 1.1%
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                           190                       166
  9.875% due 8/10/11                                           300                       268
  8.708% due 4/15/12 (c)                                        65                        61
  7.800% due 6/1/12                                            255                       211


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
CONSUMER FINANCE -- CONTINUED
GMAC LLC
  6.875% due 9/15/11                                      $    375              $        287
  6.750% due 12/1/14                                           120                        85
  SLM Corp.
  5.361% due 2/1/10 (c)                                      2,250                     1,822
                                                                                ------------
                                                                                       2,900
                                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES -- 0.5%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                            325                       305
Convergys Corp.
  4.875% due 12/15/09                                          750                       768
First Data Corp. 144A
  9.875% due 9/24/15 (b)                                       145                       120
                                                                                ------------
                                                                                       1,193
                                                                                ------------

DIVERSIFIED BANKS -- 0.5%
National Capital Trust II 144A
  5.486% due 12/29/49 (b) (c)                                1,000                       847
Wachovia Corp.
  4.875% due 2/15/14                                           435                       424
                                                                                ------------
                                                                                       1,271
                                                                                ------------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES -- 0.1%
Equifax, Inc.
  6.300% due 7/1/17                                            260                       265
                                                                                ------------

ELECTRIC UTILITIES -- 0.6%
Allegheny Energy Supply 144A
  8.250% due 4/15/12 (b)                                       140                       152
Dominion Resources, Inc. Series D
  5.000% due 3/15/13                                           185                       189
Entergy Gulf States, Inc.
  3.600% due 6/1/08                                            800                       798
Great River Energy 144A
  5.829% due 7/1/17(b)                                         325                       331
Midwest Generation LLC Series B
  8.560% due 1/2/16                                            117                       127
                                                                                ------------
                                                                                       1,597
                                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.4%
Mettler-Toledo International, Inc.
  4.850% due 11/15/10                                        1,000                     1,056
                                                                                ------------

ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18 (b)                                       220                       213
                                                                                ------------

ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste North America, Inc.
  6.125% due 2/15/14                                           500                       485
                                                                                ------------

FOOD RETAIL -- 0.3%
Kroger Co. (The)
  6.800% due 12/15/18                                          150                       161
  6.150% due 1/15/20                                           258                       265
Safeway, Inc.
  6.350% due 8/15/17                                           210                       222
                                                                                ------------
                                                                                         648
                                                                                ------------


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
GAS UTILITIES -- 0.2%
AmeriGas Partners LP
  7.250% due 5/20/15                                      $    500              $        495
                                                                                ------------

HEALTH CARE DISTRIBUTORS -- 0.1%
Cardinal Health, Inc.
  6.000% due 6/15/17 (b)                                       200                       204
                                                                                ------------

HEALTH CARE FACILITIES -- 0.1%
HCA, Inc.
  9.250% due 11/15/16                                          350                       364
                                                                                ------------

HEALTH CARE SERVICES -- 0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                            330                       332
                                                                                ------------

HOME FURNISHINGS -- 0.1%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                           350                       344
                                                                                ------------

HOTELS, RESORTS & CRUISE LINES -- 0.1%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                           340                       312
                                                                                ------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.2%
AES Corp. (The)
  7.750% due 10/15/15                                          370                       375
                                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
AT&T, Inc.
  5.625% due 6/15/16                                           550                       552
Citizens Communications Co.
  6.250% due 1/15/13                                           235                       214
Qwest Corp.
  7.875% due 9/1/11                                            150                       150
  6.500% due 6/1/17                                            190                       171
Verizon Communications, Inc.
  4.900% due 9/15/15                                           275                       266
                                                                                ------------
                                                                                       1,353
                                                                                ------------

INVESTMENT BANKING & BROKERAGE -- 0.9%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                            330                       341
Goldman Sachs Group, Inc. (The)
  5.950% due 1/18/18                                           280                       277
  6.150% due 4/1/18                                            225                       225
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                           375                       370
  5.625% due 1/24/13                                           140                       136
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                           415                       328
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17(d)                                        280 (g)                   140
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17 (b) (d)                                   750 (g)                   359
                                                                                ------------
                                                                                       2,176
                                                                                ------------

LEISURE PRODUCTS -- 0.1%
Hasbro, Inc.
  6.300% due 9/15/17                                           275                       287
                                                                                ------------

                        See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                        PAR VALUE                  VALUE
                                                         (000)                     (000)
                                                       -----------              ------------
MOVIES & ENTERTAINMENT -- 0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                    $       245              $        253
                                                                                ------------

MULTI-LINE INSURANCE -- 0.1%
Assurant, Inc.
  5.625% due 2/15/14                                           310                       304
                                                                                ------------

OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  6.750% due 2/1/17                                            385                       406
                                                                                ------------

OFFICE REITS -- 0.1%
HRPT Properties Trust
  5.750% due 11/1/15                                           325                       292
                                                                                ------------

OFFICE SERVICES & SUPPLIES -- 0.2%
Pitney Bowes, Inc.
  4.750% due 5/15/18                                           450                       431
                                                                                ------------

OIL & GAS DRILLING -- 0.1%
Nabors Industries, Inc. 144A
  6.150% due 2/15/18 (b)                                       175                       179
                                                                                ------------

OIL & GAS EQUIPMENT & SERVICES -- 0.0%
Helix Energy Solutions Group,
Inc. 144A
  9.500% due 1/15/16 (b)                                        60                        60
                                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
Plains Exploration & Production Co.
  7.750% due 6/15/15                                           150                       150

Southwestern Energy Co. 144A
  7.500% due 2/1/18 (b)                                        350                       364
                                                                                ------------
                                                                                         514
                                                                                ------------

OIL & GAS REFINING & MARKETING -- 0.1%
Tesoro Corp.
  6.500% due 6/1/17                                            315                       284
                                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.6%
Buckeye Partners LP
  6.050% due 1/15/18                                            75                        77
Kinder Morgan Management Co.
  5.700% due 1/5/16                                            930                       886
NGPL PipeCo. LLC 144A
  6.514% due 12/15/12 (b)                                      325                       337
TEPPCO Partners LP
  7.625% due 2/15/12                                           150                       160
                                                                                ------------
                                                                                       1,460
                                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Bank of America Corp.
  5.750% due 12/1/17                                           205                       212
General Electric Capital Corp.
  5.375% due 10/20/16                                          800                       812
International Lease Finance Corp.
  4.750% due 1/13/12                                           375                       363
JPMorgan Chase & Co.
  5.250% due 5/1/15                                            350                       348
                                                                                ------------
                                                                                       1,735
                                                                                ------------


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
PAPER PRODUCTS -- 0.0%
Verso Paper Holdings LLC and
  Verso Paper, Inc. Series B
  6.989% due 8/1/14 (c)                                   $    107              $         91
                                                                                ------------

REGIONAL BANKS -- 0.2%
SunTrust Banks, Inc.
  5.250% due 11/5/12                                           370                       365
Zions Bancorporation
  5.650% due 5/15/14                                           250                       238
                                                                                ------------
                                                                                         603
                                                                                ------------

SPECIALIZED FINANCE -- 0.2%
Rabobank Capital Funding II
  144A
  5.260% due 12/29/49 (b) (c)                                  500                       429
                                                                                ------------

SPECIALIZED REITS -- 0.1%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                           250                       239
Realty Income Corp.
  6.750% due 8/15/19                                           140                       133
                                                                                ------------
                                                                                         372
                                                                                ------------

THRIFTS & MORTGAGE FINANCE -- 0.0%
Residential Capital LLC
  8.125% due 11/21/08                                          150                       104
                                                                                ------------
TOBACCO -- 0.2%
Reynolds American, Inc.
  7.300% due 7/15/15                                           550                       571
--------------------------------------------------------------------------------------------
 TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $ 30,077)                                                            28,987
--------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 15.6%
Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                                         1,354                     1,319
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.443% due 2/25/36 (c)                                       713                       643
Bear Stearns Commercial
  Mortgage Securities
  06-PW12, A4
  5.711% due 9/11/38 (c)                                       880                       888
Citigroup Mortgage Loan Trust,
  Inc. 05-5, 2A3
  5.000% due 8/25/35                                           625                       629
Citigroup/Deutsche Bank
  Commercial Mortgage Trust
  05-CD1, AM
  5.226% due 7/15/44 (c)                                       600                       575
Citigroup/Deutsche Bank
  Commercial Mortgage Trust
  06-CD2, A4
  5.362% due 1/15/46 (c)                                     1,420                     1,401
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                           837                       832


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                                      $    277              $        267
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                                         1,134                       992
Credit Suisse First Boston
  Mortgage Securities Corp.
  98-C1, B
  6.590% due 5/17/40                                         3,000                     3,001
  Credit Suisse Mortgage
Capital Certificates 06-C1,
  A4
  5.555% due 2/15/39 (c)                                     2,050                     2,043
  Crown Castle Towers LLC 05-1A,
  AFX 144A
  4.643% due 6/15/35 (b)                                       915                       898
DLJ Commercial Mortgage
  Corp. 98-CF2, A1B
  6.240% due 11/12/31                                          914                       916
First Horizon Asset Securities,
  Inc. 05-AR1, 2A1
  5.005% due 4/25/35 (c)                                       846                       848
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7
  5.317% due 6/10/36(c)                                      4,100                     4,088
GS Mortgage Securities
  Corp. II 05-GG4, AJ
  4.782% due 7/10/39                                           950                       824
GS Mortgage Securities
  Corp. II 99-C1, A2
  6.110% due 11/18/30 (c)                                      805                       805
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3
  6.260% due 3/15/33                                         1,058                     1,078
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                           612                       603
Lehman Brothers - UBS
  Commercial Mortgage Trust
  04-C7, A6
  4.786% due 10/15/29 (c)                                    1,800                     1,765
Lehman Brothers - UBS
  Commercial Mortgage Trust
  06-C6, A4
  5.372% due 9/15/39                                           775                       758
Lehman Brothers - UBS
  Commercial Mortgage Trust
  07-C2, A2
  5.303% due 2/15/40                                         1,550                     1,513
  Lehman Brothers - UBS
  Commercial Mortgage Trust
  07-C6, A2
  5.845% due 7/15/40                                           175                       172
MASTR Resecuritization Trust
  05-1 144A
  5.000% due 10/28/34 (b)                                      381                       342
Merrill Lynch Mortgage Trust
  06-C1, AM
  5.658% due 5/12/39 (c)                                       850                       793
Morgan Stanley Capital I
  06-T23, A4
  5.811% due 8/12/41 (c)                                       955                       970

                       See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                        PAR VALUE                  VALUE
                                                          (000)                    (000)
                                                       -----------              ------------
Residential Accredit Loans,
   Inc. 06-QA1, A21
   5.963% due 1/25/36 (c)                              $     1,238              $        956
Residential Funding Mortgage
   Securities I, Inc. 05-SA1, 2A
   4.843% due 3/25/35 (c)                                      885                       842
Structured Asset Securities
   Corp. 03-32, 1A1
   5.198% due 11/25/33 (c)                                     672                       614
Structured Asset Securities
   Corp. 05-17, 1A6
   5.500% due 10/25/35                                         888                       798
Timberstar Trust 06-1A,
   A 144A
   5.668% due 10/15/36 (b)                                     800                       734
Wells Fargo Mortgage Backed
   Securities Trust 04-EE, 2A3
   3.988% due 12/25/34 (c)                                     893                       791
Wells Fargo Mortgage Backed
   Securities Trust 05-14, 2A1
   5.500% due 12/25/35                                       1,567                     1,527
Wells Fargo Mortgage Backed
   Securities Trust 05-5, 1A1
   5.000% due 5/25/20                                        1,404                     1,368
Wells Fargo Mortgage Backed
   Securities Trust 05-AR10,
   2A16
   4.110% due 6/25/35 (c)                                    1,000                       980
Wells Fargo Mortgage Backed
   Securities Trust 05-AR16, 6A3
   5.000% due 10/25/35 (c)                                     661                       644
Wells Fargo Mortgage Backed
   Securities Trust 05-AR4, 2A1
   4.523% due 4/25/35 (c)                                    1,309                     1,194
Wells Fargo Mortgage Backed
   Securities Trust 05-AR4, 2A2
   4.523% due 4/25/35 (c)                                      262                       244
Wells Fargo Mortgage Backed
   Securities Trust 07-AR3, A4
   6.063% due 4/25/37 (c)                                      351                       325
--------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $ 41,775)                                                            39,980
--------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES -- 1.4%

AUSTRALIA -- 0.2%
Commonwealth of Australia
   Series 909
   7.500% due 9/15/09                                          425 (f)                   395
                                                                                ------------

BRAZIL -- 0.1%
Federative Republic of Brazil
   11.000% due 8/17/40                                         200                       268
                                                                                ------------

CANADA -- 0.1%
Commonwealth of Canada
   4.250% due 9/1/09                                           380 (h)                   379
                                                                                ------------

GERMANY -- 0.1%
Federal Republic of Germany
   144A
   3.250% due 4/17/09 (b)                                      110 (i)                   173
                                                                                ------------


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
NORWAY -- 0.2%
Kingdom of Norway
   5.500% due 5/15/09                                        3,200 (j)                   631
                                                                                ------------

PHILIPPINES -- 0.1%
Republic of Philippines
   10.625% due 3/16/25                                 $        75                       105
   7.750% due 1/14/31                                          150                       168
                                                                                ------------
                                                                                         273
                                                                                ------------

RUSSIA -- 0.1%
Russian Federation RegS
   7.500% due 3/31/30 (c) (e)                                  297                       342
                                                                                ------------

SWEDEN -- 0.1%
Kingdom of Sweden
   Series 1043
   5.000% due 1/28/09                                        1,475(k)                    250
                                                                                ------------

TRINIDAD AND TOBAGO -- 0.1%
Republic of Trinidad and
   Tobago RegS
   9.875% due 10/1/09 (e)                                      140                       153
                                                                                ------------

TURKEY -- 0.2%
Republic of Turkey
   12.375% due 6/15/09                                         200                       220
   7.000% due 6/5/20                                           220                       218
                                                                                ------------
                                                                                         438
                                                                                ------------

UKRAINE -- 0.1%
Republic of Ukraine 144A
   6.580% due 11/21/16 (b)                                     320                       318
--------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $ 3,281)                                                              3,620
--------------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)-- 4.1%

ARUBA -- 0.1%
UFJ Finance AEC
   6.750% due 7/15/13                                          325                       361
                                                                                ------------

AUSTRALIA -- 0.4%
United Energy Distribution
   Holdings Property Ltd. 144A
   5.450% due 4/15/16(b)                                       500                       531
Westfield Capital Corp. Ltd./
   Westfield Finance Authority
   144A
   5.125% due 11/15/14 (b)                                     420                       383
                                                                                ------------
                                                                                         914
                                                                                ------------

BRAZIL -- 0.2%
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17 (b)                                     173                       183
Vale Overseas Ltd.
   6.250% due 1/11/16                                          260                       259
   6.250% due 1/23/17                                          170                       169
                                                                                ------------
                                                                                         611
                                                                                ------------


                                                           PAR VALUE               VALUE
                                                             (000)                 (000)
                                                          -----------           ------------
CANADA -- 0.5%
Canadian National Resources Ltd.
   5.900% due 2/1/18                                   $       260              $        266
Catalyst Paper Corp.
   7.375% due 3/1/14                                           210                       158
EnCana Corp.
   5.900% due 12/1/17                                          195                       200
European Investment Bank 144A
   4.600% due 1/30/37 (b)                                      380 (h)                   356
Xstrata Canada Corp.
   5.500% due 6/15/17                                          295                       276
                                                                                ------------
                                                                                       1,256
                                                                                ------------

CAYMAN ISLANDS -- 0.1%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                                       176                       189
                                                                                ------------

CHILE -- 0.5%
Banco Santander Chile 144A
   5.375% due 12/9/14(b)                                       325                       317
Petropower I Funding Trust
   144A
   7.360% due 2/15/14 (b)                                    1,089                     1,073
                                                                                ------------
                                                                                       1,390
                                                                                ------------

KAZAKHSTAN -- 0.1%
Kazkommerts International BV
   144A
   7.000% due 11/3/09 (b)                                      250                       237
                                                                                ------------

MEXICO -- 0.0%
Vitro S.A.B. de C.V.
   8.625% due 2/1/12                                           105                        97
                                                                                ------------

PHILIPPINES -- 0.1%
National Power Corp.
   9.625% due 5/15/28                                          270                       323
                                                                                ------------

RUSSIA -- 0.4%
Gazprom OAO (Gaz Capital SA)
   144A(b)
   6.212% due 11/22/16                                         285                       264
   6.510% due 3/7/22                                           125                       111
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                        380                       353
TNK-BP Finance SA RegS
   6.125% due 3/20/12 (e)                                      375                       354
                                                                                ------------
                                                                                       1,082
                                                                                ------------

SINGAPORE -- 0.3%
DBS Bank Ltd. 144A
   5.000% due 11/15/19(b) (c)                                  700                       641
                                                                                ------------

SOUTH KOREA -- 0.3%
Export-Import Bank of Korea
   5.500% due 10/17/12                                         330                       339
Korea Development Bank
   3.875% due 3/2/09                                           350                       349
                                                                                ------------
                                                                                         688
                                                                                ------------

                       See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                        PAR VALUE                  VALUE
                                                         (000)                     (000)
                                                       -----------              ------------
SWITZERLAND -- 0.1%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14 (b)                               $       185              $        170
                                                                                ------------

TURKEY -- 0.1%
Bosphorus Financial Services Ltd.
   144A
   4.865% due 2/15/12(b) (c)                                   250                       241
                                                                                ------------

UNITED ARAB EMIRATES -- 0.2%
Abu Dhabi National Energy Co.
   144A(b)
   5.620% due 10/25/12                                         210                       214
   5.875% due 10/27/16                                         355                       352
                                                                                ------------
                                                                                         566
                                                                                ------------

UNITED KINGDOM -- 0.5%
HBOS plc 144A
   5.375% due 11/29/49 (b) (c)                                 750                       644
Tate & Lyle International Finance
   plc 144A
   6.625% due 6/15/16 (b)                                      325                       327
Vodafone Group plc
   5.000% due 9/15/15                                          175                       166
   6.150% due 2/27/37                                          160                       149
                                                                                ------------
                                                                                       1,286
                                                                                ------------

UNITED STATES -- 0.1%
Nova Chemicals Corp.
   7.863% due 11/15/13 (c)                                     235                       198
Tyco Electronic Group SA 144A
   6.000% due 10/1/12 (b)                                      125                       128
                                                                                ------------
                                                                                         326
                                                                                ------------
VENEZUELA -- 0.1%
Petroleos de Venezuela S.A.
   5.250% due 4/12/17                                          425                       280
--------------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $ 11,040)                                                            10,658
--------------------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS (c) -- 1.5%

ADVERTISING -- 0.0%
Lamar Media Corp. Tranche F
   6.375% due 3/31/14                                           45                        44
                                                                                ------------

AUTOMOBILE MANUFACTURERS -- 0.1%
Ford Motor Co. Tranche B
   5.800% due 12/15/13                                         372                       307
                                                                                ------------

BROADCASTING & CABLE TV -- 0.1%
Charter Communications Operating
   LLC Tranche
   5.260% due 3/6/14                                           325                       275
                                                                                ------------

CONSUMER FINANCE -- 0.1%
Hertz Corp. Letter of Credit
   4.910% due 12/21/12                                          56                        52
Hertz Corp. Tranche B
   4.470% due 12/21/12                                         317                       295
                                                                                ------------
                                                                                         347
                                                                                ------------


                                                        PAR VALUE                  VALUE
                                                          (000)                    (000)
                                                       -----------              ------------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.2%
First Data Corp. Tranche B3
   7.607% due 9/24/14                                  $       498              $        450
                                                                                ------------

ELECTRIC UTILITIES -- 0.0%
Energy Future Holdings Corp.
   Tranche B2
   6.537% due 10/10/14                                          90                        82
                                                                                ------------

ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste North America, Inc.
Letter of Credit A
   4.598% due 3/28/14                                          146                       139
Allied Waste North America, Inc.
Tranche B
   6.528% due 3/28/14                                          243                       231
                                                                                ------------
                                                                                         370
                                                                                ------------

HEALTH CARE FACILITIES -- 0.0%
Health Management Associates,
Inc. Tranche B
   6.580% due 2/28/14                                           49                        42
                                                                                ------------

HOUSEHOLD PRODUCTS -- 0.1%
Yankee Candle Co., Inc.
   Tranche B
   5.995% due 2/6/14                                           232                       203
                                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
Level 3 Communications, Inc.
   Tranche B
   7.493% due 3/13/14                                           23                        20
                                                                                ------------
OIL & GAS EQUIPMENT & SERVICES -- 0.1%
Helix Energy Solutions Group, Inc.
Tranche
   6.804% due 7/1/13                                            82                        78
Hercules Offshore, Inc. Tranche
   6.580% due 7/11/13                                           74                        71
                                                                                ------------
                                                                                         149
                                                                                ------------

PAPER PRODUCTS -- 0.1%
Georgia-Pacific Corp. Tranche B1
   5.224% due 12/20/12                                         372                       347
                                                                                ------------

PUBLISHING -- 0.1%
Idearc, Inc. Tranche B
   6.830% due 11/17/14                                         372                       299
                                                                                ------------

RESTAURANTS -- 0.1%
Burger King Corp. Tranche B1
   6.375% due 6/30/12                                          146                       144
                                                                                ------------

SPECIALIZED FINANCE -- 0.1%
Solar Capital Corp. Tranche B
   4.878% due 2/28/14                                          372                       346
                                                                                ------------

SPECIALTY CHEMICALS -- 0.1%
Compass Minerals Group, Inc.
Tranche B
   5.850% due 12/22/12                                         201                       194
                                                                                ------------


                                                        PAR VALUE                  VALUE
                                                          (000)                    (000)
                                                       -----------              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
ALLTEL Communications, Inc.
   Tranche B3
   5.568% due 5/15/15 (c)                              $       224              $        201
--------------------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $ 4,172)                                                              3,820
--------------------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS (d) -- 0.0%
UNITED STATES -- 0.0%
Bausch & Lomb, Inc. Tranche
   8.015% due 10/26/15 (c)                                      33 (i)                    50
--------------------------------------------------------------------------------------------

TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $ 46)                                                                    50
--------------------------------------------------------------------------------------------

                                                         SHARES
                                                       -----------
DOMESTIC COMMON STOCKS -- 46.8%
ADVERTISING -- 0.1%
Omnicom Group, Inc.                                          7,800                       345
                                                                                ------------
AEROSPACE & DEFENSE -- 2.5%
Boeing Co. (The)                                            17,300                     1,287
General Dynamics Corp.                                       4,600                       383
Honeywell International, Inc.                               14,900                       841
Lockheed Martin Corp.                                       11,300                     1,122
Northrop Grumman Corp.                                       6,400                       498
Raytheon Co.                                                 7,200                       465
United Technologies Corp.                                   26,600                     1,831
                                                                                ------------
                                                                                       6,427
                                                                                ------------

AIRLINES -- 0.1%
AMR Corp. (m)                                                9,000                        81
Continental Airlines, Inc.
   Class B(m)                                                3,700                        71
                                                                                ------------
                                                                                         152
                                                                                ------------

APPAREL RETAIL -- 0.2%
Abercrombie & Fitch Co.
   Class A                                                   1,000                        73
Aeropostale, Inc. (m)                                        2,800                        76
Gap, Inc. (The)                                             20,600                       405
Men's Wearhouse, Inc. (The)                                  3,900                        91
                                                                                ------------
                                                                                         645
                                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS -- 0.2%
Coach, Inc. (m)                                              6,200                       187
VF Corp.                                                     3,800                       294
                                                                                ------------
                                                                                         481
                                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS -- 1.7%
American Capital Strategies
   Ltd.                                                      2,900                        99
Ameriprise Financial, Inc.                                   8,000                       415
Bank of New York Mellon
   Corp. (The)                                              21,826                       911
Federated Investors, Inc.
   Class B                                                   7,100                       278
Franklin Resources, Inc.                                     6,900                       669
Legg Mason, Inc.                                             1,800                       101
Northern Trust Corp.                                         9,000                       598
SEI Investments Co.                                         10,900                       269

                       See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                                                  VALUE
                                                           SHARES                 (000)
                                                         ----------             ------------
ASSET MANAGEMENT & CUSTODY BANKS -- CONTINUED
State Street Corp.                                          13,400              $      1,059
                                                                                ------------
                                                                                       4,399
                                                                                ------------

AUTO PARTS & EQUIPMENT -- 0.2%
Lear Corp. (m)                                              15,000                       389
                                                                                ------------

AUTOMOBILE MANUFACTURERS -- 0.1%
Ford Motor Co. (m)                                          19,200                       110
General Motors Corp.                                        10,200                       194
                                                                                ------------
                                                                                         304
                                                                                ------------

BIOTECHNOLOGY -- 0.2%
Cephalon, Inc. (m)                                           7,600                       489
                                                                                ------------

BREWERS -- 0.3%
Anheuser-Busch Cos., Inc.                                   17,500                       830
                                                                                ------------

BROADCASTING & CABLE TV -- 0.3%
CBS Corp. Class B                                           30,500                       673
                                                                                ------------

COAL & CONSUMABLE FUELS -- 0.2%
Massey Energy Co.                                           14,100                       515
                                                                                ------------

COMMERCIAL PRINTING -- 0.2%
Donnelley (R.R.) & Sons Co.                                 16,200                       491
                                                                                ------------

COMMUNICATIONS EQUIPMENT -- 0.9%
Cisco Systems, Inc. (m)                                     78,500                     1,891
Corning, Inc.                                                5,500                       132
JDS Uniphase Corp. (m)                                      13,700                       184
                                                                                ------------
                                                                                       2,207
                                                                                ------------

COMPUTER & ELECTRONICS RETAIL -- 0.3%
Best Buy Co., Inc.                                          10,500                       436
RadioShack Corp.                                            14,600                       237
                                                                                ------------
                                                                                         673
                                                                                ------------

COMPUTER HARDWARE -- 2.1%
Hewlett-Packard Co.                                         45,430                     2,074
International Business
Machines Corp.                                              28,000                     3,224
                                                                                ------------
                                                                                       5,298
                                                                                ------------
COMPUTER STORAGE & PERIPHERALS -- 0.2%
Emulex Corp. (m)                                            15,800                       256
NetApp, Inc. (m)                                            12,600                       253
QLogic Corp. (m)                                             8,800                       135
                                                                                ------------
                                                                                         644
                                                                                ------------

CONSTRUCTION & ENGINEERING -- 0.1%
Perini Corp. (m)                                             6,100                       221
                                                                                ------------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 0.3%
AGCO Corp. (m)                                               5,900                       353
Cummins, Inc.                                                2,300                       108
Toro Co. (The)                                               5,700                       236
                                                                                ------------
                                                                                         697
                                                                                ------------


                                                                                  VALUE
                                                           SHARES                 (000)
                                                         ----------             ------------
CONSUMER FINANCE -- 0.1%
American Express Co.                                         8,400              $        367
                                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES -- 0.5%
Automatic Data Processing,
   Inc.                                                     15,800                       670
Electronic Data Systems Corp.                               12,400                       206
Metavante Technologies,
   Inc. (m)                                                 14,500                       290
                                                                                ------------
                                                                                       1,166
                                                                                ------------

DEPARTMENT STORES -- 0.2%
Macy's, Inc.                                                20,900                       482
                                                                                ------------

DIVERSIFIED BANKS -- 0.5%
Wells Fargo & Co.                                           48,400                     1,408
                                                                                ------------

DIVERSIFIED CHEMICALS -- 0.7%
Dow Chemical Co. (The)                                      11,000                       405
Du Pont (E.I.) de Nemours &
   Co.                                                      19,800                       926
PPG Industries, Inc.                                         7,300                       442
                                                                                ------------
                                                                                       1,773
                                                                                ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES -- 0.1%
Dun & Bradstreet Corp.                                       4,600                       374
                                                                                ------------

DIVERSIFIED METALS & MINING -- 0.2%
Southern Copper Corp.                                        4,300                       446
                                                                                ------------

ELECTRIC UTILITIES -- 0.3%
FirstEnergy Corp.                                           11,700                       803
                                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
Acuity Brands, Inc.                                          1,900                        82
Emerson Electric Co.                                        24,100                     1,240
GrafTech International Ltd. (m)                              5,200                        84
                                                                                ------------
                                                                                       1,406
                                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.1%
Agilent Technologies, Inc. (m)                              10,300                       307
                                                                                ------------

ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Tyco Electronics Ltd.                                        6,800                       233
                                                                                ------------

ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste Industries, Inc. (m)                            9,200                        99
Waste Management, Inc.                                      11,700                       393
                                                                                ------------
                                                                                         492
                                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
Terra Industries, Inc. (m)                                   4,900                       174
                                                                                ------------

FOOD RETAIL -- 0.3%
Great Atlantic & Pacific Tea
   Co., Inc. (The) (m)                                       6,300                       165
Kroger Co. (The)                                            15,200                       386
SUPERVALU, Inc.                                              8,800                       264
                                                                                ------------
                                                                                         815
                                                                                ------------


                                                                                   VALUE
                                                           SHARES                  (000)
                                                         ----------             ------------
FOOTWEAR -- 0.3%
NIKE, Inc. Class B                                          12,600              $        857
                                                                                ------------

GENERAL MERCHANDISE STORES -- 0.1%
Big Lots, Inc. (m)                                           9,200                       205
Dollar Tree, Inc. (m)                                        4,600                       127
                                                                                ------------
                                                                                         332
                                                                                ------------

HEALTH CARE EQUIPMENT -- 0.3%
Baxter International, Inc.                                  13,400                       775
                                                                                ------------

HEALTH CARE SERVICES -- 0.0%
Medco Health Solutions,
   Inc. (m)                                                  2,100                        92
                                                                                ------------

HOME IMPROVEMENT RETAIL -- 0.1%
Sherwin-Williams Co. (The)                                   4,700                       240
                                                                                ------------

HOUSEHOLD APPLIANCES -- 0.2%
Stanley Works (The)                                          5,200                       248
Whirlpool Corp.                                              2,800                       243
                                                                                ------------
                                                                                         491
                                                                                ------------

HOUSEHOLD PRODUCTS -- 0.6%
Clorox Co. (The)                                            12,400                       702
Kimberly-Clark Corp.                                         4,900                       316
Procter & Gamble Co. (The)                                   8,900                       624
                                                                                ------------
                                                                                       1,642
                                                                                ------------

HOUSEWARES & SPECIALTIES -- 0.1%
Newell Rubbermaid, Inc.                                     11,000                       252
                                                                                ------------

HYPERMARKETS & SUPER CENTERS -- 0.4%
BJ's Wholesale Club, Inc. (m)                               11,000                       393
Wal-Mart Stores, Inc.                                       13,400                       706
                                                                                ------------
                                                                                       1,099
                                                                                ------------

INDUSTRIAL CONGLOMERATES -- 0.5%
Teleflex, Inc.                                               3,100                       148
Tyco International Ltd.                                     24,350                     1,073
                                                                                ------------
                                                                                       1,221
                                                                                ------------

INDUSTRIAL MACHINERY -- 0.7%
Dover Corp.                                                  6,200                       259
Eaton Corp.                                                 11,500                       916
Gardner Denver, Inc. (m)                                     4,700                       174
Parker Hannifin Corp.                                        7,400                       513
                                                                                ------------
                                                                                       1,862
                                                                                ------------

INSURANCE BROKERS -- 0.2%
AON Corp.                                                    9,800                       394
                                                                                ------------

INTEGRATED OIL & GAS -- 4.8%
Chevron Corp.                                                8,600                       734
ConocoPhillips                                              34,000                     2,591
Exxon Mobil Corp.                                           70,300                     5,946
Occidental Petroleum Corp.                                  42,700                     3,125
                                                                                ------------
                                                                                      12,396
                                                                                ------------

                       See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                                                  VALUE
                                                         SHARES                   (000)
                                                       ----------               ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
AT&T, Inc.                                                  94,574              $      3,622
Embarq Corp.                                                 6,000                       241
Qwest Communications
International, Inc.                                         34,700                       157
Verizon Communications, Inc.                                15,800                       576
Windstream Corp.                                            51,100                       611
                                                                                ------------
                                                                                       5,207
                                                                                ------------

INTERNET RETAIL -- 0.2%
Expedia, Inc. (m)                                            6,800                       149
IAC/InterActiveCorp. (m)                                    13,000                       270
                                                                                ------------
                                                                                         419
                                                                                ------------

INTERNET SOFTWARE & SERVICES -- 0.4%
eBay, Inc. (m)                                              32,500                       970
                                                                                ------------
INVESTMENT BANKING & BROKERAGE -- 0.2%
Goldman Sachs Group, Inc.
(The)                                                        1,700                       281
TD Ameritrade Holding
Corp. (m)                                                   14,500                       240
                                                                                ------------
                                                                                         521
                                                                                ------------

LEISURE PRODUCTS -- 0.1%
Hasbro, Inc.                                                 4,800                       134
                                                                                ------------

LIFE & HEALTH INSURANCE -- 1.9%
AFLAC, Inc.                                                 10,100                       656
Lincoln National Corp.                                      13,400                       697
MetLife, Inc.                                               28,800                     1,735
Principal Financial Group, Inc.
(The)                                                       11,200                       624
Prudential Financial, Inc.                                  13,400                     1,049
StanCorp Financial Group,
Inc.                                                         2,600                       124
Unum Group                                                   4,600                       101
                                                                                ------------
                                                                                       4,986
                                                                                ------------

LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Invitrogen Corp. (m)                                         3,500                       299
Thermo Fisher Scientific,
Inc. (m)                                                    10,100                       574
                                                                                ------------
                                                                                         873
                                                                                ------------

MANAGED HEALTH CARE -- 0.8%
Aetna, Inc.                                                 15,900                       669
CIGNA Corp.                                                 11,800                       479
Coventry Health Care, Inc. (m)                               2,700                       109
UnitedHealth Group, Inc.                                    13,980                       480
WellPoint, Inc. (m)                                         10,100                       446
                                                                                ------------
                                                                                       2,183
                                                                                ------------

METAL & GLASS CONTAINERS -- 0.1%
Ball Corp.                                                   2,900                       133
Owens-Illinois, Inc. (m)                                     4,100                       232
                                                                                ------------
                                                                                         365
                                                                                ------------


                                                                                   VALUE
                                                           SHARES                  (000)
                                                         ----------             ------------
MORTGAGE REITS -- 0.3%
Annaly Capital Management,
   Inc.                                                     34,800              $        533
iStar Financial, Inc.                                       14,800                       208
                                                                                ------------
                                                                                         741
                                                                                ------------

MOVIES & ENTERTAINMENT -- 1.4%
Time Warner, Inc.                                           66,000                       925
Viacom, Inc. Class B (m)                                    29,900                     1,185
Walt Disney Co. (The)                                       45,200                     1,418
                                                                                ------------
                                                                                       3,528
                                                                                ------------

MULTI-LINE INSURANCE -- 0.6%
American International Group,
   Inc.                                                     26,700                     1,155
Genworth Financial, Inc.
   Class A                                                   3,900                        88
Hartford Financial Services
   Group, Inc. (The)                                         2,300                       174
                                                                                ------------
                                                                                       1,417
                                                                                ------------

MULTI-UTILITIES -- 0.4%
Public Service Enterprise
   Group, Inc.                                              23,500                       944
                                                                                ------------

OFFICE ELECTRONICS -- 0.0%
Xerox Corp.                                                  5,800                        87
                                                                                ------------

OIL & GAS DRILLING -- 0.4%
ENSCO International, Inc.                                    3,000                       188
Transocean, Inc. (m)                                         7,100                       960
                                                                                ------------
                                                                                       1,148
                                                                                ------------

OIL & GAS EQUIPMENT & SERVICES -- 0.5%
Dresser-Rand Group, Inc. (m)                                 5,700                       175
National Oilwell Varco, Inc. (m)                            13,200                       771
Tidewater, Inc.                                              5,900                       325
                                                                                ------------
                                                                                       1,271
                                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
Devon Energy Corp.                                           1,400                       146
Noble Energy, Inc.                                           1,700                       124
Stone Energy Corp. (m)                                       3,300                       173
W&T Offshore, Inc.                                           9,300                       317
                                                                                ------------
                                                                                         760
                                                                                ------------

OIL & GAS REFINING & MARKETING -- 0.2%
Valero Energy Corp.                                         10,400                       511
                                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.2%
Bank of America Corp.                                       72,600                     2,752
Citigroup, Inc.                                              8,200                       176
JPMorgan Chase & Co.                                        60,700                     2,607
                                                                                ------------
                                                                                       5,535
                                                                                ------------
PAPER PACKAGING -- 0.1%
Packaging Corporation of
   America                                                  11,500                       257
                                                                                ------------


                                                                                   VALUE
                                                           SHARES                  (000)
                                                         ----------             ------------

PERSONAL PRODUCTS -- 0.1%
NBTY, Inc. (m)                                               5,700              $        171
                                                                                ------------

PHARMACEUTICALS -- 3.7%
Abbott Laboratories                                          3,700                       204
Bristol-Myers Squibb Co.                                    35,700                       760
Endo Pharmaceuticals
   Holdings, Inc.(m)                                         6,800                       163
Forest Laboratories, Inc. (m)                               11,600                       464
Johnson & Johnson                                           44,800                     2,906
King Pharmaceuticals, Inc. (m)                               7,100                        62
Medicis Pharmaceutical Corp.
   Class A                                                   9,800                       193
Merck & Co., Inc.                                           45,200                     1,715
Pfizer, Inc.                                               148,100                     3,100
                                                                                ------------
                                                                                       9,567
                                                                                ------------

PHOTOGRAPHIC PRODUCTS -- 0.1%
Eastman Kodak Co.                                            8,400                       148
                                                                                ------------

PROPERTY & CASUALTY INSURANCE -- 0.8%
Chubb Corp. (The)                                           11,100                       549
Cincinnati Financial Corp.                                   5,000                       190
Philadelphia Consolidated
   Holding Co. (m)                                           3,000                        97
Travelers Cos., Inc. (The)                                  24,100                     1,153
                                                                                ------------
                                                                                       1,989
                                                                                ------------

RAILROADS -- 0.1%
Norfolk Southern Corp.                                       5,900                       320
                                                                                ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
Jones Lang LaSalle, Inc.                                     1,400                       108
                                                                                ------------

REGIONAL BANKS -- 0.3%
Bank of Hawaii Corp.                                         1,700                        84
KeyCorp                                                     10,400                       228
Regions Financial Corp.                                     12,600                       249
SunTrust Banks, Inc.                                         2,800                       155
                                                                                ------------
                                                                                         716
                                                                                ------------

RESTAURANTS -- 0.7%
McDonald's Corp.                                            31,400                     1,751
                                                                                ------------

SEMICONDUCTOR EQUIPMENT -- 0.5%
Applied Materials, Inc.                                     37,700                       735
MEMC Electronic Materials,
   Inc.(m)                                                   3,200                       227
Novellus Systems, Inc. (m)                                  11,100                       234
                                                                                ------------
                                                                                       1,196
                                                                                ------------

SEMICONDUCTORS -- 1.0%
Amkor Technology, Inc.(m)                                   13,400                       143
Integrated Device Technology,
   Inc. (m)                                                 18,700                       167
Intel Corp.                                                 61,700                     1,307
NVIDIA Corp. (m)                                            14,850                       294
Texas Instruments, Inc.                                     28,000                       792
                                                                                ------------
                                                                                       2,703
                                                                                ------------

                       See Notes to Financial Statements

                          PHOENIX INCOME & GROWTH FUND

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ----------
SOFT DRINKS -- 0.7%
Coca-Cola Co. (The)                                           11,300   $      688
Coca-Cola Enterprises, Inc.                                   30,300          733
Pepsi Bottling Group, Inc.
   (The)                                                      12,300          417
                                                                       ----------
                                                                            1,838
                                                                       ----------

SPECIALIZED REITS -- 0.1%
Host Hotels & Resorts, Inc.                                   10,800          172
Sunstone Hotel Investors, Inc.                                 5,300           85
                                                                       ----------
                                                                              257
                                                                       ----------

SPECIALTY CHEMICALS -- 0.1%
Lubrizol Corp. (The)                                           6,800          377
                                                                       ----------

STEEL -- 0.2%
AK Steel Holding Corp.                                         9,400          512
                                                                       ----------

SYSTEMS SOFTWARE -- 2.3%
BMC Software, Inc. (m)                                         7,100          231
McAfee, Inc. (m)                                               3,800          126
Microsoft Corp.                                              128,400        3,644
Oracle Corp. (m)                                              65,900        1,289
Symantec Corp. (m)                                            34,300          570
                                                                       ----------
                                                                            5,860
                                                                       ----------

TECHNOLOGY DISTRIBUTORS -- 0.0%
Arrow Electronics, Inc. (m)                                    2,300           77
                                                                       ----------

TOBACCO -- 1.2%
Altria Group, Inc.                                            19,490          433
Loews Corp. - Carolina Group                                  12,400          899
Philip Morris International,
   Inc. (m)                                                   19,490          986
Reynolds American, Inc.                                        2,200          130
Universal Corp.                                                9,700          636
                                                                       ----------
                                                                            3,084
                                                                       ----------


                                                                         VALUE
                                                             SHARES      (000)
                                                            ---------  ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Telephone & Data Systems,
   Inc.                                                        3,700   $      145
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 100,728)                                               120,455
---------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)  -- 0.8%

AUTO PARTS & EQUIPMENT -- 0.1%
Autoliv, Inc. (Sweden)                                         3,700          186
                                                                       ----------

COMPUTER STORAGE & PERIPHERALS -- 0.1%
Seagate Technology
   (Singapore)                                                13,200          276
                                                                       ----------

INDUSTRIAL MACHINERY -- 0.1%
Ingersoll-Rand Co. Ltd. Class A
   (United States)                                             3,100          138
                                                                       ----------

IT CONSULTING & OTHER SERVICES -- 0.2%
Accenture Ltd. Class A
   (United States)                                            20,200          711
                                                                       ----------

PERSONAL PRODUCTS -- 0.1%
Herbalife Ltd. (United States)                                 7,100          337
                                                                       ----------

PROPERTY & CASUALTY INSURANCE -- 0.2%
ACE Ltd. (United States)                                       5,000          275
XL Capital Ltd. Class A
   (United States)                                             6,800          201
                                                                       ----------
                                                                              476
---------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 2,504)                                                   2,124
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 97.5%
(IDENTIFIED COST $ 234,592)                                               250,806
---------------------------------------------------------------------------------

                                                           PAR VALUE     VALUE
                                                             (000)       (000)
                                                          ----------   ----------
SHORT-TERM INVESTMENTS -- 1.9%

COMMERCIAL PAPER (l) -- 1.9%
Eaton Corp.
   2.750% due 4/1/08                                      $    3,825   $    3,825
Harley-Davidson Funding
   2.600% due 4/10/08                                          1,000          999
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 4,824)                                                   4,824
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.4%
(IDENTIFIED COST $ 239,416)                                               255,630(a)
Other assets and liabilities, net -- 0.6%                                   1,532
                                                                       ----------
NET ASSETS -- 100.0%                                                   $  257,162
                                                                       ==========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,724 and gross depreciation of $11,598 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $241,504.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $13,909 (reported in 000s) or 5.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents Brazilian Real.

(h)   Par value represents Canadian Dollar.

(i)   Par value represents Euro.

(j)   Par value represents Norwegian Krone.

(k)   Par value represents Swedish Krona.

(l)   The rate shown is the discount rate.

(m)   Non-income producing.

                        See Notes to Financial Statements

                           PHOENIX MID-CAP GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                         VALUE
                                                           SHARES        (000)
                                                          ----------   ----------
DOMESTIC COMMON STOCKS -- 89.8%

AEROSPACE & DEFENSE -- 2.0%
Alliant Techsystems, Inc. (b)                                  3,690   $      382
Goodrich Corp.                                                35,100        2,019
                                                                       ----------
                                                                            2,401
                                                                       ----------

AIRLINES -- 1.2%
AMR Corp. (b)                                                 59,100          533
Continental Airlines, Inc.
   Class B(b)                                                 48,000          923
                                                                       ----------
                                                                            1,456
                                                                       ----------

APPAREL RETAIL -- 1.5%
Abercrombie & Fitch Co.
   Class A                                                     8,500          621
AnnTaylor Stores Corp. (b)                                    30,600          740
TJX Cos., Inc. (The)                                          13,360          442
                                                                       ----------
                                                                            1,803
                                                                       ----------

APPAREL, ACCESSORIES & LUXURY GOODS -- 0.7%
Polo Ralph Lauren Corp.                                        6,130          357
VF Corp.                                                       6,600          512
                                                                       ----------
                                                                              869
                                                                       ----------

APPLICATION SOFTWARE -- 0.3%
Autodesk, Inc. (b)                                            11,770          371
                                                                       ----------

ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
Federated Investors, Inc.
   Class B                                                    11,600          454
                                                                       ----------

AUTO PARTS & EQUIPMENT -- 0.4%
BorgWarner, Inc.                                              10,500          452
                                                                       ----------
BROADCASTING & CABLE TV -- 4.2%
DISH Network Corp. (b)                                        48,700        1,399
Liberty Global, Inc. Class A (b)                             105,500        3,596
                                                                       ----------
                                                                            4,995
                                                                       ----------

CASINOS & GAMING -- 0.4%
Boyd Gaming Corp.                                             20,800          416
                                                                       ----------

COAL & CONSUMABLE FUELS -- 1.6%
Foundation Coal Holdings,
   Inc.                                                       27,500        1,384
Massey Energy Co.                                             12,200          445
                                                                       ----------
                                                                            1,829
                                                                       ----------

COMMODITY CHEMICALS -- 2.6%
Celanese Corp. Series A                                       79,200        3,093
                                                                       ----------

COMPUTER STORAGE & PERIPHERALS -- 0.8%
SanDisk Corp. (b)                                             43,600          984
                                                                       ----------

CONSTRUCTION & ENGINEERING -- 0.7%
Shaw Group, Inc. (The) (b)                                    18,400          867
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 1.5%
AGCO Corp. (b)                                                29,200   $    1,749
                                                                       ----------

DATA PROCESSING & OUTSOURCED SERVICES -- 5.0%
Affiliated Computer Services, Inc.
   Class A (b)                                                11,600          581
Electronic Data Systems
   Corp.                                                     182,700        3,042
Hewitt Associates, Inc.
   Class A (b)                                                58,300        2,319
                                                                       ----------
                                                                            5,942
                                                                       ----------

ELECTRIC UTILITIES -- 1.5%
PPL Corp.                                                     39,200        1,800
                                                                       ----------

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.6%
Ametek, Inc.                                                  15,240          669
                                                                       ----------

ENVIRONMENTAL & FACILITIES SERVICES -- 4.7%
Covanta Holding Corp. (b)                                     57,300        1,576
Republic Services, Inc.                                      134,000        3,918
                                                                       ----------
                                                                            5,494
                                                                       ----------

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.5%
Terra Industries, Inc. (b)                                    17,800          632
                                                                       ----------
FOOD RETAIL -- 2.0%
Kroger Co. (The)                                              90,500        2,299
                                                                       ----------

GAS UTILITIES -- 2.5%
Energen Corp.                                                 25,900        1,614
ONEOK, Inc.                                                   28,600        1,276
                                                                       ----------
                                                                            2,890
                                                                       ----------

GENERAL MERCHANDISE STORES -- 1.5%
Dollar Tree, Inc. (b)                                         66,100        1,824
                                                                       ----------

HEALTH CARE EQUIPMENT -- 0.5%
Hill-Rom Holdings, Inc. (b)                                   11,200          535
                                                                       ----------

HEALTH CARE FACILITIES -- 0.5%
Universal Health Services, Inc.
   Class B                                                    10,300          553
                                                                       ----------

HEALTH CARE SERVICES -- 0.4%
Express Scripts, Inc. (b)                                      7,600          489
                                                                       ----------

HOTELS, RESORTS & CRUISE LINES -- 0.7%
Starwood Hotels & Resorts
   Worldwide, Inc.                                            16,050          831
                                                                       ----------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 2.1%
AES Corp. (The) (b)                                          110,400        1,840
NRG Energy, Inc. (b)                                          17,800          694
                                                                       ----------
                                                                            2,534
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
INDUSTRIAL CONGLOMERATES -- 3.0%
McDermott International,
   Inc. (b)                                                    9,800   $      537
Teleflex, Inc.                                                46,600        2,224
Textron, Inc.                                                 13,500          748
                                                                       ----------
                                                                            3,509
                                                                       ----------

INDUSTRIAL MACHINERY -- 0.6%
Harsco Corp.                                                  12,220          677
                                                                       ----------

LIFE & HEALTH INSURANCE -- 1.8%
Nationwide Financial Services,
   Inc. Class A                                               27,000        1,277
Principal Financial Group, Inc.
   (The)                                                      16,000          891
                                                                       ----------
                                                                            2,168
                                                                       ----------

LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Invitrogen Corp. (b)                                          15,900        1,359
                                                                       ----------

MANAGED HEALTH CARE -- 3.2%
CIGNA Corp.                                                   45,000        1,826
Coventry Health Care, Inc. (b)                                26,100        1,053
Humana, Inc. (b)                                              20,390          915
                                                                       ----------
                                                                            3,794
                                                                       ----------

METAL & GLASS CONTAINERS -- 4.2%
Ball Corp.                                                    51,750        2,377
Crown Holdings, Inc. (b)                                      30,800          775
Owens-Illinois, Inc. (b)                                      31,100        1,755
                                                                       ----------
                                                                            4,907
                                                                       ----------

OFFICE ELECTRONICS -- 1.1%
Xerox Corp.                                                   88,400        1,323
                                                                       ----------

OIL & GAS DRILLING -- 4.1%
ENSCO International, Inc.                                     20,400        1,278
Unit Corp. (b)                                                63,500        3,597
                                                                       ----------
                                                                            4,875
                                                                       ----------

OIL & GAS EQUIPMENT & SERVICES -- 3.6%
Grant Prideco, Inc. (b)                                       12,930          636
SEACOR Holdings, Inc. (b)                                     16,400        1,400
Superior Energy Services,
   Inc.(b)                                                    55,900        2,215
                                                                       ----------
                                                                            4,251
                                                                       ----------

OIL & GAS EXPLORATION & PRODUCTION -- 3.3%
Newfield Exploration Co. (b)                                  13,170          696
Noble Energy, Inc.                                            44,600        3,247
                                                                       ----------
                                                                            3,943
                                                                       ----------

OIL & GAS REFINING & MARKETING -- 1.3%
Frontier Oil Corp.                                            39,400        1,074
Holly Corp.                                                   11,800          512
                                                                       ----------
                                                                            1,586
                                                                       ----------

                        See Notes to Financial Statements

                           PHOENIX MID-CAP GROWTH FUND

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ----------
OIL & GAS STORAGE & TRANSPORTATION -- 2.8%
El Paso Corp.                                                196,500   $    3,270
                                                                       ----------
PHARMACEUTICALS -- 2.1%
Endo Pharmaceuticals
   Holdings, Inc. (b)                                        105,800        2,533
                                                                       ----------

RAILROADS -- 0.6%
Kansas City Southern
   Industries, Inc. (b)                                       16,400          658
                                                                       ----------

SEMICONDUCTOR EQUIPMENT -- 0.2%
KLA-Tencor Corp.                                               7,820          290
                                                                       ----------

SEMICONDUCTORS -- 1.0%
Intersil Corp. Class A                                        33,910          870
NVIDIA Corp. (b)                                              17,580          348
                                                                       ----------
                                                                            1,218
                                                                       ----------
SOFT DRINKS -- 2.0%
Pepsi Bottling Group, Inc.
   (The)                                                      69,400        2,353
                                                                       ----------
SPECIALIZED CONSUMER SERVICES -- 1.1%
Service Corp. International                                  130,700        1,325
                                                                       ----------

SPECIALTY CHEMICALS -- 0.5%
Lubrizol Corp. (The)                                          11,100          616
                                                                       ----------

SPECIALTY STORES -- 0.6%
Barnes & Noble, Inc.                                          23,400          717
                                                                       ----------

STEEL -- 2.5%
AK Steel Holding Corp.                                        45,300        2,465
Reliance Steel & Aluminum
   Co.                                                         7,300          437
                                                                       ----------
                                                                            2,902
                                                                       ----------

SYSTEMS SOFTWARE -- 3.6%
Novell, Inc. (b)                                             352,700        2,218
Symantec Corp. (b)                                           120,500        2,003
                                                                       ----------
                                                                            4,221
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
TECHNOLOGY DISTRIBUTORS -- 2.0%
Arrow Electronics, Inc. (b)                                   69,900   $    2,352
                                                                       ----------

TIRES & RUBBER -- 0.5%
Cooper Tire & Rubber Co.                                      35,700          534
                                                                       ----------

WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
Telephone & Data Systems,
   Inc.                                                       62,100        2,439

---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 111,878)                                               106,051
---------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c) -- 9.0%

AUTO PARTS & EQUIPMENT -- 0.9%
Autoliv, Inc. (Sweden)                                        22,400        1,125
                                                                       ----------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 2.0%
LG Display Co. Ltd
   (South Korea) (d)                                         105,100        2,347
                                                                       ----------

IT CONSULTING & OTHER SERVICES -- 0.5%
Accenture Ltd. Class A
   (United States)                                            15,900          559
                                                                       ----------

PHARMACEUTICALS -- 0.2%
Warner Chilcott Ltd.
   (Bermuda) (b)                                              12,000          216
                                                                       ----------

PROPERTY & CASUALTY INSURANCE -- 0.8%
Aspen Insurance Holdings Ltd.
   (United States)                                            34,400          907
                                                                       ----------

REINSURANCE -- 1.1%
Arch Capital Group Ltd.
   (United States) (b)                                        19,200        1,318
                                                                       ----------

SEMICONDUCTORS -- 3.0%
Infineon Technologies AG
   Sponsored ADR
   (Germany) (b)                                             271,900        1,909
STMicroelectronics NV
   (Singapore)                                               151,400        1,614
                                                                       ----------
                                                                            3,523
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
SK Telecom Co. Ltd.
   (South Korea)                                              30,300   $      655

---------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 14,703)                                                 10,650
---------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS -- 98.8%
(IDENTIFIED COST $ 126,581)                                               116,701
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%

MONEY MARKET MUTUAL FUNDS -- 0.6%
State Street Navigator Prime
   Plus (3.182% seven-day
   effective yield) (e)                                      675,925          676
                                                                       ----------

                                                             PAR
                                                            VALUE
                                                            (000)
                                                          ----------
COMMERCIAL PAPER(f) -- 0.8%
Eaton Corp.
   2.750% due 4/1/08                                      $    1,030        1,030
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,706)                                                   1,706
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
(IDENTIFIED COST $ 128,287)                                               118,407(a)
Other assets and liabilities, net -- (0.2)%                                  (290)
                                                                       ----------
NET ASSETS -- 100.0%                                                   $  118,117
                                                                       ==========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,108 and gross depreciation of $16,990 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $128,289.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                         PHOENIX QUALITY SMALL-CAP FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ----------
DOMESTIC COMMON STOCKS -- 91.7%

APPAREL, ACCESSORIES & LUXURY GOODS -- 1.9%
Cherokee, Inc.                                                35,300   $    1,189
                                                                       ----------

ASSET MANAGEMENT & CUSTODY BANKS -- 7.3%
Ares Capital Corp. (b)                                       185,000        2,326
MCG Capital Corp.                                            234,800        2,134
                                                                       ----------
                                                                            4,460
                                                                       ----------

DATA PROCESSING & OUTSOURCED SERVICES -- 4.9%
Syntel, Inc.                                                 113,600        3,027
                                                                       ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES -- 5.4%
McGrath RentCorp.                                            137,600        3,317
                                                                       ----------

ENVIRONMENTAL & FACILITIES SERVICES -- 4.7%
ABM Industries, Inc.                                         129,300        2,901
                                                                       ----------

HEALTH CARE DISTRIBUTORS -- 4.1%
Owens & Minor, Inc.                                           63,600        2,502
                                                                       ----------

HEALTH CARE EQUIPMENT -- 1.0%
Young Innovations, Inc.                                       34,200          592
                                                                       ----------

HEALTH CARE SERVICES -- 3.1%
Landauer, Inc.                                                37,800        1,903
                                                                       ----------

HOME FURNISHINGS -- 2.9%
Tempur-Pedic International,
   Inc.                                                      159,100        1,750
                                                                       ----------

HOUSEHOLD PRODUCTS -- 3.6%
WD-40 Co.                                                     65,800        2,188
                                                                       ----------

INDUSTRIAL MACHINERY -- 9.5%
CLARCOR, Inc.                                                 79,400        2,823
Lincoln Electric Holdings, Inc.                               46,900        3,024
                                                                       ----------
                                                                            5,847
                                                                       ----------

INSURANCE BROKERS -- 2.9%
National Financial Partners
   Corp.                                                      78,400        1,762
                                                                       ----------

INTERNET SOFTWARE & SERVICES -- 1.7%
Computer Services, Inc.                                       34,500        1,042
                                                                       ----------

OFFICE SERVICES & SUPPLIES -- 2.3%
American Reprographics Co. (b)                                95,300        1,414
                                                                       ----------

OIL & GAS REFINING & MARKETING -- 3.7%
World Fuel Services Corp.                                     80,700        2,265
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
OIL & GAS STORAGE & TRANSPORTATION -- 4.0%
Crosstex Energy, Inc.                                         71,600   $    2,431
                                                                       ----------

PERSONAL PRODUCTS -- 3.1%
Chattem, Inc. (b)                                             28,200        1,871
                                                                       ----------

REGIONAL BANKS -- 3.1%
Cathay General Bancorp                                        91,400        1,895
                                                                       ----------

SPECIALIZED CONSUMER SERVICES -- 7.1%
Jackson Hewitt Tax Service,
   Inc.                                                      109,900        1,260
Matthews International Corp.
   Class A                                                    63,600        3,069
                                                                       ----------
                                                                            4,329
                                                                       ----------

SPECIALIZED FINANCE -- 2.1%
Financial Federal Corp.                                       59,700        1,302
                                                                       ----------

SPECIALIZED REITS -- 3.7%
Entertainment Properties
   Trust                                                      46,100        2,274
                                                                       ----------

SPECIALTY CHEMICALS -- 2.1%
Balchem Corp.                                                 57,400        1,316
                                                                       ----------

THRIFTS & MORTGAGE FINANCE -- 2.2%
Corus Bankshares, Inc.                                       138,300        1,346
                                                                       ----------

TRUCKING -- 5.3%
Landstar System, Inc.                                         62,500        3,260
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 65,251)                                                 56,183
---------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 0.6%
iShares Russell 2000 Value
   Index Fund                                                  5,650          371
---------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $ 466)                                                       371
---------------------------------------------------------------------------------

RIGHTS -- 0.1%

ASSET MANAGEMENT & CUSTODY BANKS -- 0.1%
Ares Capital Corp. (b)                                        61,666           34
MCG Capital Corp. (b)                                         33,543           36

---------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $ 0)                                                          70
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 92.4%
(IDENTIFIED COST $ 65,717)                                                 56,624
---------------------------------------------------------------------------------

                                                           PAR VALUE     VALUE
                                                             (000)       (000)
                                                          ----------   ----------
SHORT-TERM INVESTMENTS -- 6.3%

REPURCHASE AGREEMENTS -- 6.3%
State Bank and Trust Co.
   repurchase agreement 0.750%
   dated 3/31/08, due 4/1/08
   repurchase price  $ 3,828,080
   collateralized by U.S.
   Treasury Inflation Indexed
   Note 0.881%, 1/15/16
   market value $ 3,907,684                               $    3,828   $    3,828
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 3,828)                                                   3,828
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.7%
(IDENTIFIED COST $ 69,545)                                                 60,452(a)

Other assets and liabilities, net -- 1.3%                                     795
                                                                       ----------
NET ASSETS -- 100.0%                                                   $   61,247
                                                                       ==========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,366 and gross depreciation of $10,459 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $69,545.

(b)   Non-income producing.

                        See Notes to Financial Statements

                          PHOENIX SMALL-CAP GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                         VALUE
                                                           SHARES        (000)
                                                          ----------   ----------
DOMESTIC COMMON STOCKS -- 93.5%

AEROSPACE & DEFENSE -- 7.0%
Esterline Technologies Corp. (b)                             113,000   $    5,692
TransDigm Group, Inc. (b)                                     48,000        1,778
                                                                       ----------
                                                                            7,470
                                                                       ----------

AIR FREIGHT & LOGISTICS -- 1.1%
Pacer International, Inc.                                     70,000        1,150
                                                                       ----------

ALTERNATIVE CARRIERS -- 2.6%
Cogent Communications
   Group, Inc. (b)                                           150,000        2,746
                                                                       ----------

APPLICATION SOFTWARE -- 3.2%
Blackboard, Inc.(b)                                           86,000        2,866
Smith Micro Software, Inc. (b)                                89,000          545
                                                                       ----------
                                                                            3,411
                                                                       ----------

ASSET MANAGEMENT & CUSTODY BANKS -- 3.1%
GAMCO Investors, Inc.
   Class A                                                    65,000        3,273
                                                                       ----------

AUTOMOTIVE RETAIL -- 1.5%
Advance Auto Parts, Inc.                                      46,000        1,566
                                                                       ----------

BIOTECHNOLOGY -- 0.6%
La Jolla Pharmaceutical Co. (b)                              129,000          254
NPS Pharmaceuticals, Inc. (b)                                111,000          433
                                                                       ----------
                                                                              687
                                                                       ----------

BROADCASTING & CABLE TV -- 1.5%
Global Traffic Network, Inc. (b)                             187,000        1,638
                                                                       ----------

CASINOS & GAMING -- 3.1%
Century Casinos, Inc. (b)                                    333,000        1,079
Multimedia Games, Inc. (b)                                    82,000          438
Scientific Games Corp.
   Class A(b)                                                 72,000        1,520
Shuffle Master, Inc. (b)                                      46,000          246
                                                                       ----------
                                                                            3,283
                                                                       ----------

COMPUTER HARDWARE -- 3.4%
Avid Technology, Inc. (b)                                     24,000          584
Stratasys, Inc. (b)                                          174,000        3,097
                                                                       ----------
                                                                            3,681
                                                                       ----------

DISTRIBUTORS -- 5.0%
LKQ Corp. (b)                                                239,000        5,370
                                                                       ----------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES -- 8.4%
Advisory Board Co. (The) (b)                                  60,000        3,297
Corporate Executive Board
   Co. (The)                                                  90,000        3,643


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES -- continued
Huron Consulting Group,
   Inc. (b)                                                   49,000   $    2,036
                                                                       ----------
                                                                            8,976
                                                                       ----------

EDUCATION SERVICES -- 1.3%
Strayer Education, Inc.                                        9,000        1,373
                                                                       ----------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.5%
Acacia Research - Acacia
   Technologies (b)                                           86,000          495
                                                                       ----------

HEALTH CARE EQUIPMENT -- 0.4%
Quidel Corp. (b)                                              30,000          482
                                                                       ----------

HEALTH CARE SERVICES -- 2.2%
Health Grades, Inc. (b)                                      126,000          665
Nighthawk Radiology
   Holdings, Inc. (b)                                        183,000        1,713
                                                                       ----------
                                                                            2,378
                                                                       ----------

HEALTH CARE SUPPLIES -- 2.2%
Immucor, Inc. (b)                                             28,000          598
OraSure Technologies, Inc. (b)                               236,000        1,725
                                                                       ----------
                                                                            2,323
                                                                       ----------

HOTELS, RESORTS & CRUISE LINES -- 1.5%
Ambassadors Group, Inc.                                       71,000        1,341
Ambassadors International,
   Inc.                                                       38,000          282
                                                                       ----------
                                                                            1,623
                                                                       ----------

HUMAN RESOURCES & EMPLOYMENT SERVICES -- 2.3%
Resources Connection, Inc.                                   135,000        2,412
                                                                       ----------

INDUSTRIAL MACHINERY -- 2.2%
Axsys Technologies, Inc. (b)                                  48,000        2,394
                                                                       ----------

INTERNET RETAIL -- 0.8%
Stamps.Com, Inc. (b)                                          86,000          882
                                                                       ----------

INTERNET SOFTWARE & SERVICES -- 11.1%
DealerTrack Holdings, Inc. (b)                                27,000          546
Equinix, Inc. (b)                                             31,000        2,061
Internet Capital Group, Inc. (b)                             242,000        2,534
j2 Global Communications,
   Inc. (b)                                                  126,000        2,812
Kana Software, Inc. (b)                                      174,000          223
Liquidity Services, Inc. (b)                                 230,000        1,840
Switch & Data Facilities Co.,
   Inc.(b)                                                    46,000          470
Terremark Worldwide, Inc. (b)                                154,750          846
WebSense, Inc. (b)                                            26,000          487
                                                                       ----------
                                                                           11,819
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
IT CONSULTING & OTHER SERVICES -- 0.6%
SM&A (b)                                                     151,000   $      651
                                                                       ----------

LEISURE FACILITIES -- 2.8%
Life Time Fitness, Inc. (b)                                   44,000        1,373
Vail Resorts, Inc. (b)                                        33,000        1,594
                                                                       ----------
                                                                            2,967
                                                                       ----------

LEISURE PRODUCTS -- 2.5%
MarineMax, Inc. (b)                                           35,000          436
Polaris Industries, Inc.                                      54,000        2,215
                                                                       ----------
                                                                            2,651
                                                                       ----------

LIFE SCIENCES TOOLS & SERVICES -- 1.5%
Nektar Therapeutics (b)                                      238,000        1,652
                                                                       ----------

OFFICE SERVICES & SUPPLIES -- 2.3%
PeopleSupport, Inc. (b)                                      271,000        2,472
                                                                       ----------

PACKAGED FOODS & MEATS -- 0.7%
Hain Celestial Group, Inc.
   (The) (b)                                                  26,000          767
                                                                       ----------

PHARMACEUTICALS -- 4.3%
Barrier Therapeutics, Inc. (b)                                31,000          106
Matrixx Initiatives, Inc. (b)                                 83,000        1,215
Medicis Pharmaceutical Corp.
   Class A                                                   126,000        2,481
Salix Pharmaceuticals Ltd. (b)                                45,000          282
Sepracor, Inc. (b)                                            25,000          488
                                                                       ----------
                                                                            4,572
                                                                       ----------

RESTAURANTS -- 1.5%
Cheesecake Factory, Inc.
   (The) (b)                                                  37,000          806
PF Chang's China Bistro,
   Inc. (b)                                                   12,000          341
Texas Roadhouse, Inc.
   Class A (b)                                                46,000          451
                                                                       ----------
                                                                            1,598
                                                                       ----------

SEMICONDUCTORS -- 7.7%
Cirrus Logic, Inc. (b)                                       416,000        2,796
ON Semiconductor Corp. (b)                                   423,000        2,403
Ramtron International Corp. (b)                              192,000          787
Semtech Corp. (b)                                             43,000          616
Techwell, Inc. (b)                                           147,000        1,593
                                                                       ----------
                                                                            8,195
                                                                       ----------

SOFT DRINKS -- 2.4%
Hansen Natural Corp. (b)                                      73,000        2,577
                                                                       ----------

                        See Notes to Financial Statements

                          PHOENIX SMALL-CAP GROWTH FUND

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ----------
THRIFTS & MORTGAGE FINANCE -- 2.2%
Federal Agricultural Mortgage
   Corp. Class C                                              88,000   $    2,297
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 90,005)                                                 99,831
---------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)  -- 5.3%

ADVERTISING -- 1.3%
MDC Partners, Inc.
   (Canada) (b)                                              192,000        1,396
                                                                       ----------

APPLICATION SOFTWARE -- 0.3%
Retalix Ltd. (United States) (b)                              20,000          284
                                                                       ----------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
012 Smile Communications
   Ltd. (Israel) (b)                                          45,000          482
                                                                       ----------

SEMICONDUCTORS -- 3.2%
O2Micro International Ltd.
   Sponsored ADR (Taiwan) (b)                                441,000        3,409
                                                                       ----------

---------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 6,622)                                                   5,571
---------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS -- 98.8%
(IDENTIFIED COST $ 96,627)                                                105,402
---------------------------------------------------------------------------------

                                                          PAR VALUE      VALUE
                                                            (000)        (000)
                                                          ----------   ----------
SHORT-TERM INVESTMENTS -- 0.8%

COMMERCIAL PAPER (d) -- 0.8%
Cintas Corp.
   2.850% due 4/1/08                                      $      900   $      900
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 900)                                                       900
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.6%
(IDENTIFIED COST $ 97,527)                                                106,302(a)

Other assets and liabilities, net -- 0.4%                                     447
                                                                       ----------
NET ASSETS -- 100.0%                                                   $  106,749
                                                                       ==========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,343 and gross depreciation of $17,610 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $97,569.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                   PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ----------
DOMESTIC COMMON STOCKS -- 97.6%

AEROSPACE & DEFENSE -- 2.5%
HEICO Corp. Class A                                            9,150   $      359
                                                                       ----------
APPLICATION SOFTWARE -- 4.7%
FactSet Research Systems,
   Inc.                                                       12,700          684
                                                                       ----------

CASINOS & GAMING -- 1.1%
Shuffle Master, Inc. (b)                                      31,400          168
                                                                       ----------

CONSUMER FINANCE -- 6.1%
World Acceptance Corp. (b)                                    27,900          889
                                                                       ----------

EDUCATION SERVICES -- 10.8%
Bright Horizons Family
   Solutions, Inc. (b)                                        21,100          908
Strayer Education, Inc.                                        4,400          671
                                                                       ----------
                                                                            1,579
                                                                       ----------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 8.1%
Daktronics, Inc.                                              29,700          532
Measurement Specialties,
   Inc. (b)                                                   37,200          650
                                                                       ----------
                                                                            1,182
                                                                       ----------

FOOTWEAR -- 3.4%
Iconix Brand Group, Inc. (b)                                  29,000          503
                                                                       ----------

HEALTH CARE EQUIPMENT -- 6.8%
ABAXIS, Inc. (b)                                              34,300          795
Thermage, Inc. (b)                                            63,000          208
                                                                       ----------
                                                                            1,003
                                                                       ----------

HOMEFURNISHING RETAIL -- 5.2%
Aaron Rents, Inc.                                             35,150          757
                                                                       ----------


                                                                          VALUE
                                                              SHARES      (000)
                                                             --------  ----------
IT CONSULTING & OTHER SERVICES -- 3.8%
SI International, Inc. (b)                                    28,750   $      552
                                                                       ----------

LIFE SCIENCES TOOLS & SERVICES -- 3.3%
Techne Corp. (b)                                               7,200          485
                                                                       ----------

OIL & GAS EQUIPMENT & SERVICES -- 10.4%
CARBO Ceramics, Inc.                                          19,800          794
Tesco Corp. (b)                                               30,500          730
                                                                       ----------
                                                                            1,524
                                                                       ----------

PHARMACEUTICALS -- 4.9%
KV Pharmaceutical Co.
   Class A (b)                                                28,600          713
                                                                       ----------

RESTAURANTS -- 3.2%
Cheesecake Factory, Inc.
   (The) (b)                                                  21,700          473
                                                                       ----------

SEMICONDUCTOR EQUIPMENT -- 4.6%
Cabot Microelectronics
   Corp. (b)                                                  21,000          675
                                                                       ----------

SEMICONDUCTORS -- 5.7%
Power Integrations, Inc. (b)                                  28,700          840
                                                                       ----------

SYSTEMS SOFTWARE -- 4.1%
Quality Systems, Inc.                                         20,000          597
                                                                       ----------

TECHNOLOGY DISTRIBUTORS -- 5.9%
ScanSource, Inc. (b)                                          23,750          860
                                                                       ----------

TRADING COMPANIES & DISTRIBUTORS -- 3.0%
NuCo2, Inc. (b)                                               16,000          444
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 15,493)                                                 14,287
---------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS -- 97.6%
(IDENTIFIED COST $ 15,493)                                                 14,287
---------------------------------------------------------------------------------

                                                           PAR VALUE     VALUE
                                                            (000)        (000)
                                                          ----------   ----------
SHORT-TERM INVESTMENTS -- 2.3%

REPURCHASE AGREEMENTS -- 2.3%
State Street Bank and Trust Co.
   repurchase agreement 0.45%
   dated 3/31/08, due 4/1/08,
   repurchase price $ 331,004
   collateralized by U.S.
   Treasury Inflation Indexed
   Note 0.881%, 1/15/16
   market value $ 340,551                                 $      331   $      331
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 331)                                                       331
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
(IDENTIFIED COST $ 15,824)                                                 14,618(a)

Other assets and liabilities, net -- 0.1%                                      15
                                                                       ----------
NET ASSETS -- 100.0%                                                   $   14,633
                                                                       ==========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $837 and gross depreciation of $2,044 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $15,825.

(b)   Non-income producing.

                        See Notes to Financial Statements

                          PHOENIX SMALL-CAP VALUE FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    -------
DOMESTIC COMMON STOCKS -- 93.8%

AEROSPACE & DEFENSE -- 3.1%
Ceradyne, Inc.(b)                                     10,000    $   319
Cubic Corp.                                           56,000      1,592
Ducommun, Inc.(b)                                     15,000        415
Esterline Technologies Corp.(b)                       26,000      1,310
                                                                -------
                                                                  3,636
                                                                -------

APPAREL RETAIL -- 2.2%
Collective Brands, Inc.(b)                            95,000      1,151
Men's Wearhouse, Inc. (The)                           65,000      1,513
                                                                -------
                                                                  2,664
                                                                -------

APPAREL, ACCESSORIES & LUXURY GOODS -- 2.3%
Jones Apparel Group, Inc.                            112,000      1,503
Warnaco Group, Inc. (The)(b)                          32,000      1,262
                                                                -------
                                                                  2,765
                                                                -------

AUTO PARTS & EQUIPMENT -- 0.5%
Aftermarket Technology
   Corp.(b)                                           31,000        603
                                                                -------

BIOTECHNOLOGY -- 1.4%
Martek Biosciences Corp.(b)                           53,000      1,620
                                                                -------

COAL & CONSUMABLE FUELS -- 1.3%
Massey Energy Co.                                     41,000      1,497
                                                                -------
COMMERCIAL PRINTING -- 1.1%
Consolidated Graphics, Inc.(b)                        22,500      1,261
                                                                -------
COMMODITY CHEMICALS -- 1.7%
Koppers Holdings, Inc.                                45,000      1,994
                                                                -------

COMMUNICATIONS EQUIPMENT -- 2.3%
ADC Telecommunications,
   Inc.(b)                                           100,000      1,208
Harris Corp.                                          32,000      1,553
                                                                -------
                                                                  2,761
                                                                -------

COMPUTER & ELECTRONICS RETAIL -- 1.3%
Rex Stores Corp.(b)                                   77,000      1,515
                                                                -------
CONSTRUCTION & ENGINEERING -- 1.3%
EMCOR Group, Inc.(b)                                  68,000      1,510
                                                                -------

DIVERSIFIED CHEMICALS -- 0.9%
Olin Corp.                                            54,000      1,067
                                                                -------
DIVERSIFIED REITS -- 1.3%
Colonial Properties Trust                             64,000      1,539
                                                                -------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.5%
Measurement Specialties,
   Inc.(b)                                             6,000        105
Technitrol, Inc.                                      72,000      1,665
                                                                -------
                                                                  1,770
                                                                -------


                                                                 VALUE
                                                      SHARES     (000)
                                                     --------  ---------
ELECTRONIC MANUFACTURING SERVICES -- 2.6%
Plexus Corp.(b)                                       53,000    $ 1,486
TTM Technologies, Inc.(b)                            140,000      1,585
                                                                -------
                                                                  3,071
                                                                -------

FERTILIZERS & AGRICULTURAL CHEMICALS -- 1.3%
CF Industries Holdings, Inc.                          15,000      1,554
                                                                -------

GAS UTILITIES -- 1.3%
WGL Holdings, Inc.                                    47,000      1,507
                                                                -------

HEALTH CARE FACILITIES -- 1.7%
AmSurg Corp.(b)                                       36,000        853
Emeritus Corp.(b)                                     54,000      1,126
                                                                -------
                                                                  1,979
                                                                -------

HEALTH CARE SERVICES -- 1.7%
Amedisys, Inc.(b)                                     16,600        653
Apria Healthcare Group, Inc.(b)                       19,500        385
Res-Care, Inc.(b)                                     60,000      1,029
                                                                -------
                                                                  2,067
                                                                -------

HOMEFURNISHING RETAIL -- 1.3%
Rent-A-Center, Inc.(b)                                87,000      1,596
                                                                -------

HOTELS, RESORTS & CRUISE LINES -- 0.4%
Interstate Hotels & Resorts,

   Inc.(b)                                            99,000        473
                                                                -------
HOUSEWARES & SPECIALTIES -- 1.4%
Tupperware Brands Corp.                               44,000      1,702
                                                                -------

INDUSTRIAL MACHINERY -- 4.9%
Actuant Corp. Class A                                 55,000      1,662
Columbus McKinnon Corp.(b)                            53,000      1,642
EnPro Industries, Inc.(b)                             48,000      1,497
Kadant, Inc.(b)                                       30,000        881
Lydall, Inc.(b)                                       11,000        126
                                                                -------
                                                                  5,808
                                                                -------

INTERNET RETAIL -- 1.5%
FTD Group, Inc.                                      133,000      1,785
                                                                -------
INTERNET SOFTWARE & SERVICES -- 0.9%
United Online, Inc.                                   95,000      1,003
                                                                -------

IT CONSULTING & OTHER SERVICES -- 0.5%
CIBER, Inc.(b)                                        39,000        191
SYKES Enterprises, Inc.(b)                            25,000        440
                                                                -------
                                                                    631
                                                                -------

LEISURE PRODUCTS -- 1.3%
JAKKS Pacific, Inc.(b)                                55,000      1,516
                                                                -------

MANAGED HEALTH CARE -- 0.9%
AMERIGROUP Corp.(b)                                   41,000      1,121
                                                                -------


                                                                 VALUE
                                                      SHARES     (000)
                                                     --------  ---------
OFFICE REITS -- 1.0%
Lexington Realty Trust                                84,000    $ 1,210
                                                                -------

OIL & GAS DRILLING -- 1.0%
Parker Drilling Co.(b)                                75,000        484
Union Drilling, Inc.(b)                               42,000        735
                                                                -------
                                                                  1,219
                                                                -------

OIL & GAS EQUIPMENT & SERVICES -- 3.0%
Hornbeck Offshore Services,
   Inc.(b)                                            39,000      1,781
Oil States International, Inc.(b)                     29,000      1,299
T-3 Energy Services, Inc.(b)                          10,000        426
                                                                -------
                                                                  3,506
                                                                -------

OIL & GAS EXPLORATION & PRODUCTION -- 7.9%
Bois d'Arc Energy, Inc.(b)                           106,000      2,278
Chesapeake Energy Corp.                               35,000      1,615
Encore Acquisition Co.(b)                             20,000        806
Mariner Energy, Inc.(b)                               49,000      1,323
Stone Energy Corp.(b)                                 39,000      2,040
Swift Energy Co.(b)                                   30,000      1,350
                                                                -------
                                                                  9,412
                                                                -------

PACKAGED FOODS & MEATS -- 1.3%
Flowers Foods, Inc.                                   61,000      1,510
                                                                -------

PAPER PRODUCTS -- 1.1%
Buckeye Technologies, Inc.(b)                        115,000      1,283
                                                                -------

PHARMACEUTICALS -- 1.3%
Sciele Pharma, Inc.(b)                                81,000      1,580
                                                                -------

PROPERTY & CASUALTY INSURANCE -- 3.8%
Harleysville Group, Inc.                              26,500        956
Meadowbrook Insurance
   Group, Inc.                                       118,000        922
Navigators Group, Inc. (The)(b)                       35,000      1,904
ProCentury Corp.                                      11,000        198
SeaBright Insurance Holdings,
   Inc.(b)                                            36,000        530
                                                                -------
                                                                  4,510
                                                                -------

PUBLISHING -- 1.5%
Scholastic Corp.(b)                                   59,000      1,786
                                                                -------

REGIONAL BANKS -- 14.9%
BancFirst Corp.                                        2,000         92
Capital Corp of the West                              16,000        128
Cathay General Bancorp(d)                             62,000      1,285
City Bank(d)                                          48,000      1,069
City Holding Co.                                       6,000        239
Columbia Bancorp                                      12,000        205
Community Bank System, Inc.                           65,000      1,596
Community Trust Bancorp,
   Inc.                                                8,000        234
East West Bancorp, Inc.                               79,000      1,402
First Bancorp                                          2,000         40
First Merchants Corp.                                 53,000      1,513

                       See Notes to Financial Statements

                          PHOENIX SMALL-CAP VALUE FUND

                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    --------
REGIONAL BANKS -- CONTINUED
First Regional Bancorp(b)(d)                          15,000    $    246
First State Bancorp.                                  17,000         228
Great Southern Bancorp, Inc.                           9,000         141
Green Bankshares, Inc.                                12,000         212
Hanmi Financial Corp.                                 58,000         429
Independent Bank Corp.                                 4,000         118
Lakeland Financial Corp.                               8,000         182
Midwest Banc Holdings, Inc.                           12,000         153
National Penn Bancshares,
   Inc.                                                4,944          90
NBT Bancorp, Inc.                                      8,000         178
Old Second Bancorp, Inc.                              25,000         664
Pacific Capital Bancorp                               66,000       1,419
Renasant Corp.                                        19,000         428
Sandy Spring Bancorp, Inc.                            15,000         413
Southwest Bancorp, Inc.                               11,400         200
Sterling Bancorp                                      87,000       1,351
SVB Financial Group(b)                                45,000       1,964
Texas Capital Bancshares,
   Inc.(b)                                            57,000         962
Virginia Commerce Bancorp(b)                          12,000         138
WesBanco, Inc.                                        13,000         321
                                                                --------
                                                                  17,640
                                                                --------

RETAIL REITS -- 0.9%
CBL & Associates Properties,
   Inc.                                               47,000       1,106
                                                                --------
SEMICONDUCTOR EQUIPMENT -- 0.8%
MKS Instruments, Inc.(b)                              43,000         920
                                                                --------
SEMICONDUCTORS -- 1.1%
Skyworks Solutions, Inc.(b)                          184,000       1,340
                                                                --------
SPECIALIZED FINANCE -- 1.6%
Asta Funding, Inc.                                    20,000         279
Interactive Brokers Group,
   Inc.(b)                                            64,000       1,643
                                                                --------
                                                                   1,922
                                                                --------

SPECIALIZED REITS -- 1.1%
Strategic Hotels & Resorts,
   Inc.                                              102,000       1,339
                                                                --------
SPECIALTY STORES -- 0.3%
Books-A-Million, Inc.                                 36,000         315
                                                                --------
STEEL -- 1.5%
NN, Inc.                                              33,000         321
Quanex Corp.                                          29,000       1,501
                                                                --------
                                                                   1,822
                                                                --------


                                                                 VALUE
                                                      SHARES     (000)
                                                     --------  ---------
SYSTEMS SOFTWARE -- 1.4%
Sybase, Inc.(b)                                       62,400    $  1,641
                                                                --------

TECHNOLOGY DISTRIBUTORS -- 0.1%
Insight Enterprises, Inc.(b)                           8,000         140
                                                                --------

THRIFTS & MORTGAGE FINANCE -- 2.9%
Berkshire Hills Bancorp, Inc.                          7,000         176
First Niagara Financial Group,
   Inc.                                               40,000         544
FirstFed Financial Corp.(b)(d)                        48,000       1,303
Flushing Financial Corp.                               6,000         105
OceanFirst Financial Corp.                             2,000          35
Provident New York Bancorp                            47,000         637
WSFS Financial Corp.                                  13,000         641
                                                                --------
                                                                   3,441
                                                                --------

WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
Syniverse Holdings, Inc.(b)                           96,000       1,599
------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $108,962)                                       111,256
------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)-- 3.8%

DIVERSIFIED BANKS -- 1.4%

Banco Latinoamericano
   de Exportaciones, S.A.
   (Panama)                                          112,000       1,725
                                                                --------

PROPERTY & CASUALTY INSURANCE -- 0.7%
United America Indemnity
   Ltd. Class A
   (United States)(b)                                 44,000         848
                                                                --------

REINSURANCE -- 1.7%
Arch Capital Group Ltd.
   (United States)(b)                                 29,000       1,991
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,987)                                           4,564
------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.6%
iShares Dow Jones US Regional
   Banks Index Fund                                   52,000       1,835
------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,170)                                           1,835
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.2%
(IDENTIFIED COST $115,119)                                       117,655
------------------------------------------------------------------------


                                                                  VALUE
                                                    SHARES        (000)
                                                  -----------   ---------
SHORT-TERM INVESTMENTS -- 2.8%

MONEY MARKET MUTUAL FUNDS -- 1.9%

State Street Navigator Prime
   Plus (3.182% seven-day
   effective yield)(e)                             2,301,012    $  2,301
                                                                --------

                                                     PAR
                                                    VALUE
                                                    (000)
                                                  ----------
COMMERCIAL PAPER (f) --0.9%
Eaton Corp.
   2.750% due 4/1/08                              $    1,080       1,080
------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,381)                                           3,381
------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.0%
(IDENTIFIED COST $118,500)                                       121,036(a)
Other assets and liabilities, net -- (2.0)%                       (2,364)
                                                                --------
NET ASSETS -- 100.0%                                            $118,672
                                                                ========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,079 and gross depreciation of $9,113 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $119,070.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                           PHOENIX SMALL-MID CAP FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008

                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    -------
DOMESTIC COMMON STOCKS -- 100.0%

AEROSPACE & DEFENSE -- 2.1%
Ceradyne, Inc.(b)                                     41,000    $ 1,310
                                                                -------
APPLICATION SOFTWARE -- 6.0%
Jack Henry & Associates, Inc.                        147,815      3,647
                                                                -------

ASSET MANAGEMENT & CUSTODY BANKS -- 3.5%
Eaton Vance Corp.                                     69,200      2,111
                                                                -------
DATA PROCESSING & OUTSOURCED SERVICES -- 3.9%
NeuStar, Inc. Class A(b)                              90,000      2,383
                                                                -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 5.4%
Copart, Inc.(b)                                       85,600      3,318
                                                                -------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 2.6%
Mettler-Toledo International,
   Inc.(b)                                            16,300      1,583
                                                                -------

ENVIRONMENTAL & FACILITIES SERVICES -- 2.0%
Stericycle, Inc.(b)                                   23,900      1,231
                                                                -------

HEALTH CARE SERVICES -- 5.8%
Pediatrix Medical Group,
   Inc.(b)                                            52,500      3,538
                                                                -------

HEALTH CARE SUPPLIES -- 2.4%
Immucor, Inc.(b)                                      70,000      1,494
                                                                -------

HOUSEHOLD PRODUCTS -- 4.0%
Church & Dwight Co., Inc.                             45,500      2,468
                                                                -------

INDUSTRIAL CONGLOMERATES -- 3.6%
Teleflex, Inc.                                        45,610      2,176
                                                                -------

INDUSTRIAL MACHINERY -- 4.8%
Donaldson Co., Inc.                                   73,200      2,948
                                                                -------

INSURANCE BROKERS -- 3.7%
Brown & Brown, Inc.                                  128,800      2,239
                                                                -------

INTERNET SOFTWARE & SERVICES -- 4.1%
Digital River, Inc.(b)                                80,000      2,478
                                                                -------


                                                                  VALUE
                                                    SHARES        (000)
                                                  -----------   ---------
OFFICE ELECTRONICS -- 2.0%
Zebra Technologies Corp.
   Class A(b)                                         36,300    $ 1,210
                                                                -------

OFFICE SERVICES & SUPPLIES -- 3.1%
Mine Safety Appliances Co.                            45,400      1,870
                                                                -------

OIL & GAS EQUIPMENT & SERVICES -- 5.3%
Exterran Holdings, Inc.(b)                            50,200      3,240
                                                                -------

OIL & GAS REFINING & MARKETING -- 5.4%
World Fuel Services Corp.                            118,000      3,312
                                                                -------

PAPER PACKAGING -- 3.7%
Bemis Co., Inc.                                       88,500      2,251
                                                                -------

PROPERTY & CASUALTY INSURANCE -- 5.8%
Philadelphia Consolidated
   Holding Co.(b)                                    110,000      3,542
                                                                -------

PUBLISHING -- 3.7%
John Wiley & Sons, Inc.
   Class A                                            56,500      2,243
                                                                -------

REGIONAL BANKS -- 2.8%
UCBH Holdings, Inc.                                  221,600      1,720
                                                                -------

REINSURANCE -- 4.7%
Reinsurance Group of
   America, Inc.                                      52,400      2,853
                                                                -------

SEMICONDUCTORS -- 4.1%
Microchip Technology, Inc.                            76,000      2,487
                                                                -------

SPECIALIZED CONSUMER SERVICES -- 1.1%
Jackson Hewitt Tax Service,
   Inc.                                               60,000        688
                                                                -------

TRUCKING -- 4.4%
Landstar System, Inc.                                 52,000      2,712
-----------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $59,148)                                        61,052
-----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 100.0%
(IDENTIFIED COST $59,148)                                        61,052
-----------------------------------------------------------------------


                                                  PAR VALUE      VALUE
                                                    (000)        (000)
                                                  ----------    -------
SHORT-TERM INVESTMENTS -- 0.3%

COMMERCIAL PAPER(c) -- 0.3%
UBS Finance, Inc.
   2.350% due 4/1/08                              $      204    $   204
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $204)                                              204
-----------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.3%
(IDENTIFIED COST $59,352)                                        61,256(a)

Other assets and liabilities, net -- (0.3)%                        (205)
                                                                -------
NET ASSETS -- 100.0%                                            $61,051
                                                                =======

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,348 and gross depreciation of $9,444 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $59,352.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                         PHOENIX STRATEGIC GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008


                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    --------
DOMESTIC COMMON STOCKS -- 90.7%

AEROSPACE & DEFENSE -- 2.7%
United Technologies Corp.                             57,830     $ 3,980
                                                                --------

AGRICULTURAL PRODUCTS -- 0.9%
Bunge Ltd.                                            16,260       1,413
                                                                --------

APPAREL, ACCESSORIES & LUXURY GOODS -- 2.1%
VF Corp.                                              39,780       3,083
                                                                --------

ASSET MANAGEMENT & CUSTODY BANKS -- 1.5%
State Street Corp.                                    28,320       2,237
                                                                --------

BIOTECHNOLOGY -- 9.5%
Amgen, Inc.(b)                                        47,040       1,965
Celgene Corp.(b)                                      59,470       3,645
Genentech, Inc.(b)                                    37,440       3,039
Genzyme Corp.(b)                                      30,330       2,261
Gilead Sciences, Inc.(b)                              62,810       3,237
                                                                --------
                                                                  14,147
                                                                --------

COMMUNICATIONS EQUIPMENT -- 4.0%
Cisco Systems, Inc.(b)                               127,140       3,063
Corning, Inc.                                        118,020       2,837
                                                                --------
                                                                   5,900
                                                                --------

COMPUTER & ELECTRONICS RETAIL -- 1.4%
Best Buy Co., Inc.                                    48,460       2,009
                                                                --------

COMPUTER HARDWARE -- 6.6%
Apple, Inc.(b)                                        25,280       3,628
Hewlett-Packard Co.                                   88,030       4,019
International Business
   Machines Corp.                                     19,070       2,196
                                                                --------
                                                                   9,843
                                                                --------

COMPUTER STORAGE & PERIPHERALS -- 1.6%
EMC Corp.(b)                                         163,070       2,338
                                                                --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 2.4%
Caterpillar, Inc.                                     46,090       3,608
                                                                --------

DEPARTMENT STORES -- 1.5%
Kohl's Corp.(b)                                       53,140       2,279
                                                                --------

DIVERSIFIED CHEMICALS -- 1.6%
FMC Corp.                                             43,440       2,411
                                                                --------

DRUG RETAIL -- 2.4%
CVS Caremark Corp.                                    86,500       3,504
                                                                --------

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.7%
SunPower Corp. Class A(b)                             13,630       1,016
                                                                --------


                                                                  VALUE
                                                      SHARES      (000)
                                                    ---------   ---------
HEALTH CARE EQUIPMENT -- 1.6%
Medtronic, Inc.                                       47,920    $  2,318
                                                                --------

HOTELS, RESORTS & CRUISE LINES -- 2.1%
Starwood Hotels & Resorts
   Worldwide, Inc.                                    59,700       3,090
                                                                --------

HOUSEHOLD PRODUCTS -- 2.4%
Colgate-Palmolive Co.                                 46,410       3,616
                                                                --------

INDUSTRIAL MACHINERY -- 3.3%
Danaher Corp.                                         30,190       2,295
Harsco Corp.                                          47,380       2,624
                                                                --------
                                                                   4,919
                                                                --------

INTEGRATED OIL & GAS -- 1.7%
Exxon Mobil Corp.                                     30,520       2,581
                                                                --------

INTERNET RETAIL -- 1.6%
Amazon.com, Inc.(b)                                   33,150       2,364
                                                                --------

INTERNET SOFTWARE & SERVICES -- 1.6%
Google, Inc. Class A(b)                                5,570       2,453
                                                                --------

INVESTMENT BANKING & BROKERAGE -- 2.8%
Goldman Sachs Group, Inc.
   (The)                                              15,390       2,545
Merrill Lynch & Co., Inc.                             40,930       1,668
                                                                --------
                                                                   4,213
                                                                --------

IT CONSULTING & OTHER SERVICES -- 1.5%
Cognizant Technology
   Solutions Corp. Class A(b)                         75,540       2,178
                                                                --------

MOVIES & ENTERTAINMENT -- 1.5%
Walt Disney Co. (The)                                 71,370       2,240
                                                                --------

OIL & GAS DRILLING -- 1.8%
Transocean, Inc.(b)                                   19,343       2,615
                                                                --------

OIL & GAS EXPLORATION & PRODUCTION -- 3.5%
Apache Corp.                                          18,710       2,261
XTO Energy, Inc.                                      48,592       3,006
                                                                --------
                                                                   5,267
                                                                --------

PHARMACEUTICALS -- 5.2%
Abbott Laboratories                                   43,770       2,414
Allergan, Inc.                                        35,130       1,981
Merck & Co., Inc.                                     44,810       1,700
Schering-Plough Corp.                                111,420       1,606
                                                                --------
                                                                   7,701
                                                                --------

RESTAURANTS -- 2.2%
Yum! Brands, Inc.                                     87,700       3,263
                                                                --------


                                                                  VALUE
                                                      SHARES      (000)
                                                    ---------   ---------
SEMICONDUCTOR EQUIPMENT -- 1.1%
MEMC Electronic Materials,
   Inc.(b)                                            23,720    $  1,682
                                                                --------

SEMICONDUCTORS -- 6.5%
Broadcom Corp. Class A(b)                            103,200       1,989
Intel Corp.                                          149,130       3,158
NVIDIA Corp.(b)                                      116,920       2,314
Texas Instruments, Inc.                               78,540       2,220
                                                                --------
                                                                   9,681
                                                                --------

SPECIALIZED FINANCE -- 1.2%
CME Group, Inc.                                        3,830       1,797
                                                                --------

STEEL -- 2.1%
United States Steel Corp.                             24,520       3,111
                                                                --------

SYSTEMS SOFTWARE -- 4.8%
Microsoft Corp.                                      144,940       4,113
Oracle Corp.(b)                                      152,130       2,976
                                                                --------
                                                                   7,089
                                                                --------

TOBACCO -- 2.2%
Altria Group, Inc.                                    45,650       1,013
Philip Morris International,
   Inc.(b)                                            45,650       2,309
                                                                --------
                                                                   3,322
                                                                --------

WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
American Tower Corp.
   Class A(b)                                         40,290       1,580
------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $130,227)                                       134,848
------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c) -- 9.3%

COMMUNICATIONS EQUIPMENT -- 2.3%
Research In Motion Ltd.
   (Canada)(b)                                        30,670       3,442
                                                                --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 1.7%
CNH Global N.V.
   (Netherlands)                                      50,120       2,608
                                                                --------

HEAVY ELECTRICAL EQUIPMENT -- 1.7%
ABB Ltd. Sponsored ADR
   (Switzerland)                                      93,430       2,515
                                                                --------

OIL & GAS EQUIPMENT & SERVICES -- 2.0%
Schlumberger Ltd.
   (Netherlands)                                      34,270       2,981
                                                                --------

SEMICONDUCTOR EQUIPMENT -- 0.5%
ASML Holding N.V.
   (Netherlands)(b)                                   29,502         732
                                                                --------

                       See Notes to Financial Statements

                         PHOENIX STRATEGIC GROWTH FUND

                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    --------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
America Movil S.A.B.
   de C.V. ADR Series L
   (Mexico)                                           24,900    $  1,586
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,377)                                          13,864
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 100.0%
(IDENTIFIED COST $139,604)                                       148,712
------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
(IDENTIFIED COST $139,604)                                       148,712(a)

Other assets and liabilities, net -- 0.0%                            (37)
                                                                --------
NET ASSETS -- 100.0%                                            $148,675
                                                                ========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,335 and gross depreciation of $12,362 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $139,739.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                        PHOENIX VALUE OPPORTUNITIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008


                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    --------

DOMESTIC COMMON STOCKS -- 93.8%

AEROSPACE & DEFENSE -- 3.3%
Boeing Co. (The)                                       2,700    $    201
L-3 Communications
   Holdings, Inc.                                     15,800       1,727
Northrop Grumman Corp.                                16,900       1,315
                                                                --------
                                                                   3,243
                                                                --------

AGRICULTURAL PRODUCTS -- 3.1%
Bunge Ltd.                                            34,323       2,982
Fresh Del Monte Produce,
   Inc.(b)                                             3,523         128
                                                                --------
                                                                   3,110
                                                                --------

APPAREL RETAIL -- 0.4%
TJX Cos., Inc. (The)                                  13,090         433
                                                                --------

ASSET MANAGEMENT & CUSTODY BANKS -- 3.6%
Ameriprise Financial, Inc.                             5,800         301
State Street Corp.                                    42,000       3,318
                                                                --------
                                                                   3,619
                                                                --------

BROADCASTING & CABLE TV -- 0.3%
Saga Communications, Inc.
   Class A(b)                                         54,725         306
                                                                --------

CATALOG RETAIL -- 0.4%
Systemax, Inc.                                        32,300         390
                                                                --------

COMPUTER & ELECTRONICS RETAIL -- 0.9%
GameStop Corp. Class A(b)                             15,700         812
Rex Stores Corp.(b)                                    4,800          94
                                                                --------
                                                                     906
                                                                --------

COMPUTER STORAGE & PERIPHERALS -- 0.5%
Western Digital Corp.(b)                              16,600         449
                                                                --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.9%
Cummins, Inc.                                         18,800         880
                                                                --------

DATA PROCESSING & OUTSOURCED SERVICES -- 0.7%
Affiliated Computer Services, Inc.
   Class A(b)                                         10,800         541
Computer Sciences Corp.(b)                             4,600         188
                                                                --------
                                                                     729
                                                                --------

DIVERSIFIED CHEMICALS -- 0.4%
Eastman Chemical Co.                                   7,100         443
                                                                --------

DIVERSIFIED METALS & MINING -- 2.5%
Freeport-McMoRan Copper &
   Gold, Inc. (Indonesia)(c)                          25,600       2,463
                                                                --------

EDUCATION SERVICES -- 1.3%
Apollo Group, Inc. Class A(b)                         30,400       1,313
                                                                --------


                                                                  VALUE
                                                      SHARES      (000)
                                                    ---------   ---------
ELECTRIC UTILITIES -- 1.9%
Duke Energy Corp.                                      1,800    $     32
FirstEnergy Corp.                                     26,881       1,845
                                                                --------
                                                                   1,877
                                                                --------

ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.1%
Vishay Intertechnology, Inc.(b)                       11,100         101
                                                                --------

ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
Allied Waste Industries, Inc.(b)                       9,500         103
                                                                --------

FERTILIZERS & AGRICULTURAL CHEMICALS -- 1.2%
Mosaic Co. (The)(b)                                   11,700       1,200
                                                                --------
FOOD RETAIL -- 1.4%
Kroger Co. (The)                                       1,600          41
Safeway, Inc.                                         46,200       1,356
                                                                --------
                                                                   1,397
                                                                --------

GENERAL MERCHANDISE STORES -- 0.2%
Big Lots, Inc.(b)                                      8,644         193
                                                                --------

HOMEFURNISHING RETAIL -- 0.1%
Pier 1 Imports, Inc.(b)                               14,900          94
                                                                --------

HOUSEHOLD PRODUCTS -- 1.3%
Procter & Gamble Co. (The)                            18,545       1,299
                                                                --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Mirant Corp.(b)                                       15,538         565
                                                                --------

INDUSTRIAL CONGLOMERATES -- 0.8%
General Electric Co.                                  22,500         833
                                                                --------
INDUSTRIAL MACHINERY -- 1.0%
Eaton Corp.                                            8,900         709
Parker Hannifin Corp.                                  1,350          93
Tecumseh Products Co.
   Class A(b)                                          7,100         218
                                                                --------
                                                                   1,020
                                                                --------

INTEGRATED OIL & GAS -- 21.0%
Chevron Corp.                                         70,400       6,010
ConocoPhillips                                        25,000       1,905
Exxon Mobil Corp.                                    121,160      10,248
Marathon Oil Corp.                                     5,400         246
Occidental Petroleum Corp.                            33,500       2,451
                                                                --------
                                                                  20,860
                                                                --------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.8%
AT&T, Inc.                                             1,300          50
CenturyTel, Inc.                                      21,200         704
                                                                --------
                                                                     754
                                                                --------


                                                                  VALUE
                                                      SHARES      (000)
                                                    ---------   ---------
INVESTMENT BANKING & BROKERAGE -- 2.2%
GFI Group, Inc.                                       25,300    $  1,450
Morgan Stanley                                        16,500         754
                                                                --------
                                                                   2,204
                                                                --------

LEISURE PRODUCTS -- 0.1%
JAKKS Pacific, Inc.(b)                                 4,700         130
                                                                --------

LIFE & HEALTH INSURANCE -- 0.6%
Conseco, Inc.(b)                                       7,300          74
MetLife, Inc.                                          9,172         553
                                                                --------
                                                                     627
                                                                --------

MANAGED HEALTH CARE -- 4.7%
Aetna, Inc.                                            2,600         109
CIGNA Corp.                                            1,100          45
Health Net, Inc.(b)                                   25,800         795
UnitedHealth Group, Inc.                              76,492       2,628
WellPoint, Inc.(b)                                    24,700       1,090
                                                                --------
                                                                   4,667
                                                                --------

MARINE -- 0.1%
International Shipholding
   Corp.(b)                                            5,800         111
                                                                --------

MORTGAGE REITS -- 3.0%
Annaly Capital Management,
   Inc.                                              187,300       2,870
Thornburg Mortgage, Inc.                              82,200          87
                                                                --------
                                                                   2,957
                                                                --------

MOVIES & ENTERTAINMENT -- 0.6%
Walt Disney Co. (The)                                 18,700         587
                                                                --------

MULTI-LINE INSURANCE -- 0.1%
Assurant, Inc.                                         1,300          79
                                                                --------

OFFICE SERVICES & SUPPLIES -- 0.4%
United Stationers, Inc.(b)                             8,100         386
                                                                --------

OIL & GAS DRILLING -- 0.2%
Grey Wolf, Inc.(b)                                    29,100         197
                                                                --------

PACKAGED FOODS & MEATS -- 0.9%
Chiquita Brands International,
   Inc.(b)                                             2,800          65
General Mills, Inc.                                   11,786         706
Omega Protein Corp.(b)                                12,400         169
                                                                --------
                                                                     940
                                                                --------

PAPER PRODUCTS -- 1.7%
International Paper Co.                               62,400       1,697
                                                                --------

PERSONAL PRODUCTS -- 2.0%
Alberto-Culver Co.                                    71,100       1,949
                                                                --------

                       See Notes to Financial Statements

                        PHOENIX VALUE OPPORTUNITIES FUND


                                                                 VALUE
                                                    SHARES       (000)
                                                  ----------    --------

PHARMACEUTICALS -- 7.2%
Johnson & Johnson                                     16,765    $  1,088
King Pharmaceuticals, Inc.(b)                         71,428         621
Lilly (Eli) & Co.                                      3,300         170
Pfizer, Inc.                                         251,800       5,270
                                                                --------
                                                                   7,149
                                                                --------

PROPERTY & CASUALTY INSURANCE -- 4.7%
Axis Capital Holdings Ltd.                            12,030         409
Chubb Corp. (The)                                     29,000       1,435
CNA Financial Corp.                                    1,000          26
Fidelity National Financial, Inc.
   Class A                                            47,300         867
Travelers Cos., Inc. (The)                            41,392       1,980
                                                                --------
                                                                   4,717
                                                                --------

REGIONAL BANKS -- 1.4%
First Merchants Corp.                                  9,400         268
M&T Bank Corp.                                         7,000         564
Oriental Financial Group, Inc.                        14,000         276
Popular, Inc.                                         21,200         247
                                                                --------
                                                                   1,355
                                                                --------

RESTAURANTS -- 2.1%
Darden Restaurants, Inc.                              31,800       1,035
McDonald's Corp.                                      18,200       1,015
                                                                --------
                                                                   2,050
                                                                --------

SEMICONDUCTOR EQUIPMENT -- 0.1%
Credence Systems Corp.(b)                             84,600         144
                                                                --------

SPECIALIZED CONSUMER SERVICES -- 0.0%
Jackson Hewitt Tax Service,
   Inc.                                                  200           2
                                                                --------

SPECIALIZED FINANCE -- 1.1%
Interactive Brokers Group,
   Inc.(b)                                            36,400         934
Nasdaq OMX Group (The)(b)                              3,400         132
Primus Guaranty Ltd.(b)                                9,769          35
                                                                --------
                                                                   1,101
                                                                --------

SPECIALTY CHEMICALS -- 0.3%
NewMarket Corp.                                        4,000         302
                                                                --------


                                                                  VALUE
                                                      SHARES      (000)
                                                    ---------   ---------
STEEL -- 2.5%
Nucor Corp.                                           20,800    $  1,409
United States Steel Corp.                              8,700       1,104
                                                                --------
                                                                   2,513
                                                                --------

SYSTEMS SOFTWARE -- 2.9%
Microsoft Corp.                                       60,200       1,709
Symantec Corp.(b)                                     69,800       1,160
                                                                --------
                                                                   2,869
                                                                --------

THRIFTS & MORTGAGE FINANCE -- 1.8%
FirstFed Financial Corp.(b)                           13,352         362
MGIC Investment Corp.                                 15,000         158
Ocwen Financial Corp.(b)                              11,400          50
Radian Group, Inc.                                    17,000         112
Washington Mutual, Inc.                              102,400       1,055
                                                                --------
                                                                   1,737
                                                                --------

TOBACCO -- 2.2%
Altria Group, Inc.                                    29,906         664
Philip Morris International,
   Inc.(b)                                            29,906       1,513
                                                                --------
                                                                   2,177
                                                                --------

TRADING COMPANIES & DISTRIBUTORS -- 0.2%
United Rentals, Inc.(b)                               10,948         207
                                                                --------

WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
Sprint Nextel Corp.                                  279,300       1,869
------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $97,911)                                         93,303
------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c) -- 5.3%

AUTO PARTS & EQUIPMENT -- 0.4%
Autoliv, Inc. (Sweden)                                 9,000         452
                                                                --------
COMPUTER STORAGE & PERIPHERALS -- 0.8%
Seagate Technology
   (Singapore)                                        37,862         793
                                                                --------

PROPERTY & CASUALTY INSURANCE -- 3.5%
ACE Ltd. (United States)                              25,407       1,399
Aspen Insurance Holdings
   Ltd. (United States)                                4,535         119
XL Capital Ltd. Class A
   (United States)                                    65,607       1,939
                                                                --------
                                                                   3,457
                                                                --------


                                                                  VALUE
                                                      SHARES      (000)
                                                    ---------   ---------
REINSURANCE -- 0.6%
Arch Capital Group Ltd.
   (United States)(b)                                  4,664    $    320
PartnerRe Ltd.
   (United States)                                       363          27
Platinum Underwriters
   Holdings Ltd.
   (United States)                                     7,323         238
                                                                --------
                                                                     585
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,698)                                           5,287
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.1%
(IDENTIFIED COST $104,609)                                        98,590
------------------------------------------------------------------------


                                                     PAR
                                                    VALUE
                                                    (000)
                                                  ----------

SHORT-TERM INVESTMENTS -- 0.5%

COMMERCIAL PAPER(d) -- 0.5%
Govco LLC
   2.750% due 4/1/08                              $      480         480
------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $480)                                               480
------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.6%
(IDENTIFIED COST $105,089)                                        99,070(a)
Other assets and liabilities, net -- 0.4%                            356
                                                                --------
NET ASSETS -- 100.0%                                            $ 99,426
                                                                ========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,805 and gross depreciation of $12,878 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $106,143.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008

(Reported in thousands except per share amounts)

                                                                                      PHOENIX
                                                                                      ALL-CAP
                                                                                    GROWTH FUND
                                                                                    -----------
ASSETS:
   Investment in securities at value(+@) ...............................            $    84,571
   Cash ................................................................                      2
   Receivables
       Investment securities sold ......................................                    891
       Fund shares sold ................................................                      1
       Dividends .......................................................                     43
       Interest ........................................................                     --
       Tax reclaims ....................................................                      2
   Prepaid expenses ....................................................                     24
   Other assets ........................................................                      8
                                                                                    -----------
           Total assets ................................................                 85,542
                                                                                    -----------
LIABILITIES:
   Payables
       Fund shares repurchased .........................................                     41
       Investment securities purchased .................................                     --
       Upon return of securities loaned ................................                    374
       Investment advisory fee .........................................                     61
       Administration fee ..............................................                      6
       Transfer agent fee ..............................................                     28
       Trustees' fee ...................................................                      1
       Distribution and service fees ...................................                     24
       Professional fee ................................................                     14
       Trustee deferred compensation plan ..............................                      8
       Other accrued expenses ..........................................                     34
                                                                                    -----------
           Total liabilities ...........................................                    591
                                                                                    -----------
NET ASSETS .............................................................            $    84,951
                                                                                    ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ....................            $    75,446
   Undistributed net investment income (loss) ..........................                     (1)
   Accumulated net realized gain (loss) ................................                  3,323
   Net unrealized appreciation (depreciation) on investments ...........                  6,183
                                                                                    -----------
NET ASSETS .............................................................            $    84,951
                                                                                    ===========
CLASS A:
   Net asset value per share (Net assets/shares outstanding) ...........            $     12.76
                                                                                    -----------
   Offering price per share (3) ........................................            $     13.54
                                                                                    -----------
   Shares of beneficial interest outstanding, unlimited authorization ..                  5,897
                                                                                    -----------
   Net Assets ..........................................................            $    75,234
                                                                                    -----------

CLASS B:
   Net asset value (Net assets/shares outstanding) and offering
     price per share ...................................................            $     10.35
                                                                                    -----------
   Shares of beneficial interest outstanding, unlimited authorization ..                    375
                                                                                    -----------
   Net Assets ..........................................................            $     3,882
                                                                                    -----------

CLASS C:
   Net asset value (Net assets/shares outstanding) and offering
     price per share ...................................................            $     10.35
                                                                                    -----------
   Shares of beneficial interest outstanding, unlimited authorization ..                    564
                                                                                    -----------
   Net Assets ..........................................................            $     5,835
                                                                                    -----------

CLASS I:
   Net asset value (Net assets/shares outstanding) and offering price
     per share .........................................................                     --
                                                                                    -----------
   Shares of beneficial interest outstanding, unlimited authorization ..                     --
                                                                                    -----------
   Net Assets ..........................................................                     --
                                                                                    -----------

   (+) Investment in securities at cost ................................            $    78,388
   (@) Market value of securities on loan ..............................            $       371
   (3) Offering price per share represents NAV/(1-5.75%)
   (1) Amount is less than $500.

                       See Notes to Financial Statements

                      PHOENIX                                         PHOENIX
   PHOENIX            GROWTH            PHOENIX         PHOENIX       QUALITY
GROWTH & INCOME    OPPORTUNITIES    INCOME & GROWTH     MID-CAP      SMALL-CAP
    FUND               FUND              FUND         GROWTH FUND       FUND
---------------   ---------------   ---------------   -----------   -------------
  $  254,147        $  41,106          $  255,630     $  118,407    $  60,452
           2               --                  31              4           -- (1)
       1,344            1,001                 986          7,473           --
          22               59                  19              8          633
         364               30                 165            104          251
          --                2               1,148             --           -- (1)
          --               --                  --             --           --
          27               11                  19             33           32
          23                1                  20             12           -- (1)
  ----------        ---------          ----------     ----------    ---------
     255,929           42,210             258,018        126,041       61,368
  ----------        ---------          ----------     ----------    ---------

       3,188               31                 198             26           25
          40              814                 244          6,995           --
          --               --                  --            676           --
         111               21                 153             65           39
          20                3                  19              9            4
          71                5                  57             47            6
           3               -- (1)               3              1            1
          89               11                  59             36            4
          31               18                  34             19           23
          23                1                  20             12           -- (1)
         108               22                  69             38           19
  ----------        ---------          ----------     ----------    ---------
       3,684              926                 856          7,924          121
  ----------        ---------          ----------     ----------    ---------
  $  252,245        $  41,284          $  257,162     $  118,117    $  61,247
  ==========        =========          ==========     ==========    =========

  $  252,460        $  54,728          $  240,217     $  182,521    $  70,046
         910               --                 583            (10)         291
     (41,177)         (16,270)                145        (54,514)           3
      40,052            2,826              16,217         (9,880)      (9,093)
  ----------        ---------          ----------     ----------    ---------
  $  252,245        $  41,284          $  257,162     $  118,117    $  61,247
  ==========        =========          ==========     ==========    =========

  $    16.47        $   13.78          $     8.59     $    14.78    $    9.66
  ----------        ---------          ----------     ----------    ---------
  $    17.47        $   14.62          $     9.11     $    15.68    $   10.25
  ----------        ---------          ----------     ----------    ---------
      10,113            2,733              29,163          6,795        1,286
  ----------        ---------          ----------     ----------    ---------
  $  166,600        $  37,661          $  250,502     $  100,416    $  12,422
  ----------        ---------          ----------     ----------    ---------
  $    15.71               --          $     8.65     $    13.09           --
  ----------        ---------          ----------     ----------    ---------
       1,060               --                 557            810           --
  ----------        ---------          ----------     ----------    ---------
  $   16,658               --          $    4,820     $   10,600           --
  ----------        ---------          ----------     ----------    ---------
  $    15.72        $   13.60          $     8.73     $    13.07    $    9.65
  ----------        ---------          ----------     ----------    ---------
       2,945              266                 211            431          219
  ----------        ---------          ----------     ----------    ---------
  $   46,292        $   3,623          $    1,840     $    5,629    $   2,108
  ----------        ---------          ----------     ----------    ---------
  $    16.49               --                  --     $    14.80    $    9.67
  ----------        ---------          ----------     ----------    ---------
       1,376               --                  --             99        4,831
  ----------        ---------          ----------     ----------    ---------
  $   22,695               --                  --     $    1,472    $  46,717
  ----------        ---------          ----------     ----------    ---------
  $  214,095        $  38,280          $  239,416     $  128,287    $  69,545
  $       --        $      --          $       --     $      663    $      --

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 31, 2008

(Reported in thousands except per share amounts)

                                                                                     PHOENIX
                                                                                    SMALL-CAP
                                                                                   GROWTH FUND
                                                                                   -----------
ASSETS:
   Investment in securities at value(+@) ......................................     $ 106,302
   Cash .......................................................................             2
   Receivables
          Investment securities sold ..........................................           891
          Fund shares sold ....................................................           154
          Dividends ...........................................................            15
          Tax reclaims ........................................................            --
   Prepaid expenses ...........................................................            23
   Other assets ...............................................................            13
                                                                                    ---------
          Total assets ........................................................       107,400
                                                                                    ---------
LIABILITIES:
   Cash overdraft .............................................................            --
   Payables
          Fund shares repurchased .............................................           125
          Investment securities purchased .....................................           260
          Upon return of securities loaned ....................................            --
          Investment advisory fee .............................................            86
          Administration fee ..................................................             8
          Transfer agent fee ..................................................            63
          Trustees' fee .......................................................             1
          Distribution and service fees .......................................            39
          Professional fee ....................................................            11
          Trustee deferred compensation plan ..................................            13
          Other accrued expenses ..............................................            45
                                                                                    ---------
          Total liabilities ...................................................           651
                                                                                    ---------
NET ASSETS ....................................................................     $ 106,749
                                                                                    =========

NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ...........................     $ 172,858
   Undistributed net investment income (loss) .................................            (2)
   Accumulated net realized gain (loss) .......................................       (74,882)
   Net unrealized appreciation (depreciation) on investments ..................         8,775
                                                                                    ---------
NET ASSETS ....................................................................     $ 106,749
                                                                                    =========
CLASS A:
   Net asset value per share (Net assets/shares outstanding) ..................     $   30.28
                                                                                    ---------
   Offering price per share (3) ...............................................     $   32.13
                                                                                    ---------
   Shares of beneficial interest outstanding, unlimited authorization .........         2,695
                                                                                    ---------
   Net Assets .................................................................     $  81,622
                                                                                    ---------
CLASS B:
   Net asset value (Net assets/shares outstanding) and
     offering price per share .................................................     $   27.73
                                                                                    ---------
   Shares of beneficial interest outstanding, unlimited authorization .........           493
                                                                                    ---------
   Net Assets .................................................................     $  13,662
                                                                                    ---------
CLASS C:
   Net asset value (Net assets/shares outstanding) and offering
     price per share ..........................................................     $   27.72
                                                                                    ---------
   Shares of beneficial interest outstanding, unlimited authorization                     414
                                                                                    ---------
   Net Assets .................................................................     $  11,465
                                                                                    ---------
CLASS I:
   Net asset value (Net assets/shares outstanding) and offering
     price per share ..........................................................            --
                                                                                    ---------
   Shares of beneficial interest outstanding, unlimited authorization .........            --
                                                                                    ---------
   Net Assets .................................................................            --
                                                                                    ---------
   (+) Investment in securities at cost .......................................     $  97,527
   (@) Market value of securities on loan .....................................     $      --
   (3) Offering price per share represents NAV/(1-5.75%).
   (1) Amount is less than $500.

                       See Notes to Financial Statements

 PHOENIX
 SMALL-CAP        PHOENIX        PHOENIX          PHOENIX     PHOENIX VALUE
SUSTAINABLE      SMALL-CAP     SMALL-MID CAP     STRATEGIC    OPPORTUNITIES
GROWTH FUND     VALUE FUND         FUND         GROWTH FUND       FUND
-------------   -----------   ---------------   -----------   -------------
 $ 14,618        $ 121,036       $ 61,256        $ 148,712      $  99,070
       -- (1)            3             -- (1)           --              2
       --               --             --              250          1,532
       39                7              1                9             15
        6              190             30               76            197
       --               --             --                9             --
       11               31             27               23             13
       -- (1)           15              8               13              6
 --------        ---------       --------        ---------      ---------
   14,674          121,282         61,322          149,092        100,835
 --------        ---------       --------        ---------      ---------

       --               --             --               91             --
        3               52            142               45            142
       --               --             --               --          1,063
       --            2,301             --               --             --
        7               64             45               95             57
        1                9              5               11              8
        1               45             17               56             28
       -- (1)            2              1                2              1
        2               54             11               36             28
       21               24             14               31             36
       -- (1)           15              8               13              6
        6               44             28               37             40
 --------        ---------       --------        ---------      ---------
       41            2,610            271              417          1,409
 --------        ---------       --------        ---------      ---------
 $ 14,633        $ 118,672       $ 61,051        $ 148,675      $  99,426
 ========        =========       ========        =========      =========

 $ 16,151        $ 132,013       $ 53,143        $ 217,845      $ 112,827
       --               (9)            (4)             (10)            (7)
     (312)         (15,868)         6,008          (78,268)        (7,375)
   (1,206)           2,536          1,904            9,108         (6,019)
 --------        ---------       --------        ---------      ---------
 $ 14,633        $ 118,672       $ 61,051        $ 148,675      $  99,426
 ========        =========       ========        =========      =========

 $   9.15        $   11.46       $  14.76        $    9.50      $   10.51
 --------        ---------       --------        ---------      ---------
 $   9.71        $   12.16       $  15.66        $   10.08      $   11.15
 --------        ---------       --------        ---------      ---------
      927            6,525          1,368           14,011          8,605
 --------        ---------       --------        ---------      ---------
 $  8,481        $  74,784       $ 20,204        $ 133,119      $  90,476
 --------        ---------       --------        ---------      ---------

       --        $   10.11       $  14.03        $    8.48             --
 --------        ---------       --------        ---------      ---------
       --            1,187            116              736             --
 --------        ---------       --------        ---------      ---------
       --        $  12,007       $  1,623        $   6,242             --
 --------        ---------       --------        ---------      ---------

 $   9.03        $   10.11       $  14.05        $    8.49      $   10.40
 --------        ---------       --------        ---------      ---------
       20            3,154            468              427            860
 --------        ---------       --------        ---------      ---------
 $    181        $  31,881       $  6,569        $   3,625      $   8,950
 --------        ---------       --------        ---------      ---------

 $   9.19               --       $  15.02        $    9.54             --
 --------        ---------       --------        ---------      ---------
      650               --          2,174              596             --
 --------        ---------       --------        ---------      ---------
 $  5,971               --       $ 32,655        $   5,689             --
 --------        ---------       --------        ---------      ---------
 $ 15,824        $ 118,500       $ 59,352        $ 139,604      $ 105,089
 $     --        $   2,224       $     --        $      --      $      --

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                            STATEMENTS OF OPERATIONS

(Reported in thousands)

                                                                                       PHOENIX                    PHOENIX
                                                                                 ALL-CAP GROWTH FUND        GROWTH & INCOME FUND
                                                                               ----------------------   ---------------------------
                                                                                  1/1/08     1/1/07        9/1/07 -        9/1/06 -
                                                                                 3/31/08    12/31/07       3/31/08         8/31/07
                                                                               ----------------------   ---------------------------
INVESTMENT INCOME
   Dividends ...............................................................   $     161    $    889      $   3,317       $  4,957
   Interest ................................................................          14         147             54            144
   Security lending ........................................................          37          61              4             --
   Foreign taxes withheld ..................................................          --          (1)            --             --
                                                                               ---------    --------      ---------       --------
     Total investment income ...............................................         212       1,096          3,375          5,101
                                                                               ---------    --------      ---------       --------

EXPENSES
   Investment advisory fee .................................................         189         909          1,211          2,040
   Service fees, Class A ...................................................          49         236            268            452
   Distribution and service fees, Class B ..................................          11          59            124            341
   Distribution and service fees, Class C ..................................          15          71            301            572
   Financial agent fee .....................................................          --          --             --             --
   Administration fee ......................................................          19          89            133            218
   Transfer agent ..........................................................          53         232            295            576
   Custodian ...............................................................           5          14             40             57
   Printing ................................................................          17          51            112            138
   Professional ............................................................           8          31            135             39
   Registration ............................................................          20          29             42             46
   Trustees ................................................................           2           9             49             25
   Miscellaneous ...........................................................           3          15             21             37
                                                                               ---------    --------      ---------       --------
     Total expenses ........................................................         391       1,745          2,731          4,541
   Less expenses reimbursed by investment adviser ..........................          --          --           (229)          (381)
   Custodian fees paid indirectly ..........................................          --          --             -- (1)         (1)
                                                                               ---------    --------      ---------       --------
     Net expenses ..........................................................         391       1,745          2,502          4,159
                                                                               ---------    --------      ---------       --------
   NET INVESTMENT INCOME (LOSS) ............................................        (179)       (649)           873            942
                                                                               ---------    --------      ---------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .................................       3,323      18,100            698         28,032
   Net realized gain (loss) on foreign currency transactions ...............          --          --             --             --
   Net change in unrealized appreciation (depreciation) on investments .....     (15,128)     (3,853)       (26,986)         7,072
   Net change in unrealized appreciation (depreciation) on foreign
   currency translations ...................................................          --          --             --             --
                                                                               ---------    --------      ---------       --------
NET GAIN (LOSS) ON INVESTMENTS .............................................     (11,805)     14,247        (26,288)        35,104
                                                                               ---------    --------      ---------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $ (11,984)   $ 13,598      $ (25,415)      $ 36,046
                                                                               =========    ========      =========       ========

(1)   Amount is less than $500.

                       See Notes to Financial Statements

          PHOENIX                     PHOENIX                     PHOENIX                         PHOENIX
 GROWTH OPPORTUNITIES FUND      INCOME & GROWTH FUND        MID-CAP GROWTH FUND           QUALITY SMALL-CAP FUND
----------------------------   ----------------------   ----------------------------   ----------------------------
   10/1/07 -       10/1/06 -     5/1/07 -    5/1/06 -      11/1/07 -       11/1/06 -     9/1/07 -          9/1/06 -
   3/31/08          9/30/07      3/31/08     4/30/07        3/31/08        10/31/07      3/31/08           8/31/07
----------------------------   ----------------------   ----------------------------   ----------------------------
   $    115        $     86    $   2,476    $  3,057      $     460        $  1,101       $    748        $     230
         23              24        7,581       8,861             23             104             20               11
         --              --           --          --             73              33             --               --
         -- (1)          (3)          --          (2)           (13)             --             --               --
   --------        --------    ---------    --------      ---------        --------       --------        ---------
        138             107       10,057      11,916            543           1,238            768              241
   --------        --------    ---------    --------      ---------        --------       --------        ---------

        172             125        1,836       2,194            442           1,117            212               69
         49              41          638         757            116             307             16                6
         --              --           55          86             53              98             --               --
         33               4           15          19             27              12             11                5
         --              --           --          30             --              --             --               --
         20              13          220         225             49             110             19                6
         19              15          419         564            164             319             29                6
         28              27           68          68              9              16              5                5
         11              12          101         165             89              61             22                3
         14              31           42          37             43              59             19               31
         16              43           45          46             27              35             22               58
          2               1           23          32              5              11              1                1
          3               2           44          46              8              20              2                2
   --------        --------    ---------    --------      ---------        --------       --------        ---------
        367             314        3,506       4,269          1,032           2,165            358              192
        (46)           (100)          --          --            (57)             --            (40)             (92)
         --              --           (1)         (4)            -- (1)          --             -- (1)           (1)
   --------        --------    ---------    --------      ---------        --------       --------        ---------
        321             214        3,505       4,265            975           2,165            318               99
   --------        --------    ---------    --------      ---------        --------       --------        ---------
       (183)           (107)       6,552       7,651           (432)           (927)           450              142
   --------        --------    ---------    --------      ---------        --------       --------        ---------

     (3,577)            385       12,827      12,721         (3,746)         13,598              4              102
         --              --            3         (46)            --              --             --               --
     (3,554)          5,240      (27,469)     11,629        (22,715)            370         (9,263)             160
         --              --           (2)         (5)            --              --             --               --
   --------        --------    ---------    --------      ---------        --------       --------        ---------
     (7,131)          5,625      (14,641)     24,299        (26,461)         13,968         (9,259)             262
   --------        --------    ---------    --------      ---------        --------       --------        ---------
   $ (7,314)       $  5,518    $  (8,089)   $ 31,950      $ (26,893)       $ 13,041       $ (8,809)       $     404
   ========        ========    =========    ========      =========        ========       ========        =========

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)

(Reported in thousands)

                                                                                      PHOENIX                 PHOENIX SMALL-CAP
                                                                               SMALL-CAP GROWTH FUND       SUSTAINABLE GROWTH FUND
                                                                             -------------------------   --------------------------
                                                                               1/1/08 -      1/1/07 -       9/1/07 -       9/1/06 -
                                                                               3/31/08      12/31/07        3/31/08        8/31/07
                                                                             -------------------------   --------------------------
INVESTMENT INCOME
   Dividends .............................................................    $     105     $     759      $     36         $  22
   Interest ..............................................................           16            98             3             7
   Security lending ......................................................           --            --            --            --
   Foreign taxes withheld ................................................           --            (3)           --            --
                                                                              ---------     ---------      --------         -----
     Total investment income .............................................          121           854            39            29
                                                                              ---------     ---------      --------         -----

EXPENSES
   Investment advisory fee ...............................................          273         1,444            83            63
   Service fees, Class A .................................................           55           287            14             9
   Distribution and service fees, Class B ................................           39           233            --            --
   Distribution and service fees, Class C ................................           32           168             1             1
   Financial agent fee ...................................................           --            --            --            --
   Administration fee ....................................................           25           129             8             6
   Transfer agent ........................................................          109           510             6             7
   Custodian .............................................................            6            19             3             3
   Printing ..............................................................           26            79             7             3
   Professional ..........................................................            6            29            17            30
   Registration ..........................................................           15            39            22            58
   Trustees ..............................................................            2            14             1             1
   Miscellaneous .........................................................            5            24             1             1
                                                                              ---------     ---------      --------         -----
     Total expenses ......................................................          593         2,975           163           182
   Less expenses reimbursed by investment adviser ........................           --           (82)          (28)          (90)
   Custodian fees paid indirectly ........................................           (1)           (4)           -- (1)        (1)
                                                                              ---------     ---------      --------         -----
     Net expenses ........................................................          592         2,889           135            91
                                                                              ---------     ---------      --------         -----
   NET INVESTMENT INCOME (LOSS) ..........................................         (471)       (2,035)          (96)          (62)
                                                                              ---------     ---------      --------         -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...............................        6,931        28,707          (226)          (84)
   Net change in unrealized appreciation (depreciation) on investments ...      (32,192)      (13,242)       (1,542)          326
                                                                              ---------     ---------      --------         -----
NET GAIN (LOSS) ON INVESTMENTS ...........................................      (25,261)       15,465        (1,768)          242
                                                                              ---------     ---------      --------         -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ (25,732)    $  13,430      $ (1,864)        $ 180
                                                                              =========     =========      ========         =====

----------

(1)   Amount is less than $500

                       See Notes to Financial Statements

          PHOENIX                        PHOENIX                    PHOENIX                      PHOENIX
    SMALL-CAP VALUE FUND            SMALL-MID CAP FUND        STRATEGIC GROWTH FUND      VALUE OPPORTUNITIES FUND
------------------------------   ------------------------   ------------------------   ----------------------------
     9/1/07 -        9/1/06 -       1/1/08 -     1/1/07 -     5/1/07 -      5/1/06 -       7/1/07 -       7/1/06 -
    3/31/08          8/31/07       3/31/08      12/31/07      3/31/08       4/30/07        3/31/08         6/30/07
------------------------------   ------------------------   ------------------------   ----------------------------
   $     549        $   2,938     $     155     $    743     $   1,426     $  1,463       $   1,330        $   369
          43              225             3           33            43           68              36             56
          97              144            21           29             9           --              --             --
          --               (4)           --           --           (23)          (2)             -- (1)         --
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------
         689            3,303           179          805         1,455        1,529           1,366            425
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------

         767            1,949           143          835         1,111        1,092             523            182
         132              328            14           76           353          338             157             56
          94              267             4           26            77           94              --             --
         232              588            18          104            40           34              69              5
          --               --            --           --            --           10              --             --
          70              174            14           82           133          115              59             15
         175              403            24          123           427          549             100             26
          21               43             5           18            20           21              22              6
          56              129            20           25            63          139              60              6
          24               38             9           29            43           55             106             34
          31               45            19           45            60           46              22             27
           7               20             2            9            14           20               6              9
          19               31             3           16            20           20               9              3
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------
       1,628            4,015           275        1,388         2,361        2,533           1,133            369
        (163)            (277)           --           --            --           --             (24)           (44)
          -- (1)           (2)           --           --            --           --              -- (1)         (1)
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------
       1,465            3,736           275        1,388         2,361        2,533           1,109            324
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------
        (776)            (433)          (96)        (583)         (906)      (1,004)            257            101
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------

     (13,146)          34,134         3,645       10,755        10,855        5,267          (3,374)         1,405
      (5,386)         (27,725)      (14,759)      (9,319)      (16,830)       2,490         (21,500)         4,306
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------
     (18,532)           6,409       (11,114)       1,436        (5,975)       7,757         (24,874)         5,711
   ---------        ---------     ---------     --------     ---------     --------       ---------        -------
   $ (19,308)       $   5,976     $ (11,210)    $    853     $  (6,881)    $  6,753       $ (24,617)       $ 5,812
   =========        =========     =========     ========     =========     ========       =========        =======

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                 PHOENIX
                                                                           ALL-CAP GROWTH FUND
                                                              ------------------------------------------
                                                                1/1/08 -       1/1/07 -       1/1/06 -
                                                                3/31/08        12/31/07       12/31/06
                                                              ------------   ------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
Operations
Net investment income (loss) ..............................    $     (179)    $     (649)    $   (1,049)
Net realized gain (loss) ..................................         3,323         18,100         10,977
Net change in unrealized appreciation (depreciation) ......       (15,128)        (3,853)        (9,589)
                                                               ----------     ----------     ----------
Increase (decrease) in net assets resulting from
operations ................................................       (11,984)        13,598            339
                                                               ----------     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ............................            --             --             --
Net investment income, Class B ............................            --             --             --
Net investment income, Class C ............................            --             --             --
Net investment income, Class I ............................            --             --             --
Net realized short-term gains, Class A ....................            --         (1,902)            --
Net realized short-term gains, Class B ....................            --           (138)            --
Net realized short-term gains, Class C ....................            --           (178)            --
Net realized short-term gains, Class I ....................            --             --             --
Net realized long-term gains, Class A .....................            --        (14,171)        (9,398)
Net realized long-term gains, Class B .....................            --         (1,029)          (755)
Net realized long-term gains, Class C .....................            --         (1,310)          (822)
Net realized long-term gains, Class I .....................            --             --             --
                                                               ----------     ----------     ----------
Decrease in net assets from distributions to
shareholders ..............................................            --        (18,728)       (10,975)
                                                               ----------     ----------     ----------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .....        (2,863)        (7,071)       (27,241)
Change in net assets from share transactions, Class B .....          (905)          (925)        (2,883)
Change in net assets from share transactions, Class C .....          (175)            (3)        (1,946)
Change in net assets from share transactions, Class I .....            --             --             --
                                                               ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
TRANSACTIONS ..............................................        (3,943)        (7,999)       (32,070)
NET INCREASE (DECREASE) IN NET ASSETS .....................       (15,927)       (13,129)       (42,706)

NET ASSETS
Beginning of period .......................................       100,878        114,007        156,713
                                                               ----------     ----------     ----------
END OF PERIOD .............................................    $   84,951     $  100,878     $  114,007
                                                               ==========     ==========     ==========
Undistributed net investment income (loss) ................    $       (1)    $       (1)    $       --

                       See Notes to Financial Statements

              PHOENIX                                PHOENIX
        GROWTH & INCOME FUND                 GROWTH OPPORTUNITIES FUND
------------------------------------     ----------------------------------
9/1/07 -      9/1/06 -      9/1/05 -     10/1/07-    10/1/06-     6/9/06 -
3/31/08       8/31/07       8/31/06      3/31/08     9/30/07      9/30/06
---------    ----------    ---------     --------    --------    ----------
$     873    $      942    $   1,599     $   (183)   $   (107)    $     (54)
      698        28,032       21,341       (3,577)        385           (27)
  (26,986)        7,072          972       (3,554)      5,240            68
---------    ----------    ---------     --------    --------    ----------
  (25,415)       36,046       23,912       (7,314)      5,518           (13)
---------    ----------    ---------     --------    --------    ----------

     (457)       (1,813)      (1,229)          --          --            --
      (29)          (69)         (93)          --          --            --
      (65)         (105)        (108)          --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
       --            --           --           --          --            --
---------    ----------    ---------     --------    --------    ----------
     (551)       (1,987)      (1,430)          --          --            --
---------    ----------    ---------     --------    --------    ----------

   (5,316)       (1,631)     (24,113)       9,745      20,631         8,073
   (6,268)      (21,997)     (20,942)          --          --            --
   (2,774)      (10,784)     (15,868)        (356)      4,687           117
   25,505            --           --           --          --        (6,962)
---------    ----------    ---------     --------    --------    ----------
   11,147       (34,412)     (60,923)       9,389      25,318         1,228

  (14,819)         (353)     (38,441)       2,075      30,836         1,215

  267,064       267,417      305,858       39,209       8,373         7,158
---------    ----------    ---------     --------    --------    ----------
$ 252,245    $  267,064    $ 267,417     $ 41,284    $ 39,209    $    8,373
=========    ==========    =========     ========    ========    ==========
$     910    $      528    $   1,573     $     --    $     --    $       --

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                   PHOENIX
                                                                             INCOME & GROWTH FUND
                                                                    -------------------------------------
                                                                     5/1/07  -     5/1/06  -    5/1/05 -
                                                                      3/31/08       4/30/07      4/30/06
                                                                    -----------    ---------    ---------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss).....................................   $     6,552    $   7,651    $   8,309
Net realized gain (loss).........................................        12,830       12,675       12,588
Net change in unrealized appreciation (depreciation).............       (27,471)      11,624        4,512
                                                                    -----------    ---------    ---------
Increase (decrease) in net assets resulting from operations......       (8 ,089)      31,950       25,409
                                                                    -----------    ---------    ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A...................................        (6,741)      (7,582)      (8,704)
Net investment income, Class B...................................           (97)        (149)        (245)
Net investment income, Class C...................................           (27)         (33)         (35)
Net investment income, Class I...................................            --           --           --
Net realized short-term gains, Class A...........................        (1,345)        (579)          --
Net realized short-term gains, Class B...........................           (27)         (16)          --
Net realized short-term gains, Class C...........................            (7)          (4)          --
Net realized short-term gains, Class I...........................            --           --           --
Net realized long-term gains, Class A............................       (16,306)      (5,822)      (4,995)
Net realized long-term gains, Class B............................          (328)        (157)        (195)
Net realized long-term gains, Class C............................           (85)         (36)         (29)
Net realized long-term gains, Class I............................            --           --           --
                                                                    -----------    ---------    ---------
Decrease in net assets from distributions to shareholders........       (24,963)     (14,378)     (14,203)
                                                                    -----------    ---------    ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A............       (13,616)     (38,982)     (42,952)
Change in net assets from share transactions, Class B............        (1,605)      (4,386)      (5,629)
Change in net assets from share transactions, Class C............           370         (342)        (164)
Change in net assets from share transactions, Class I............            --           --           --
                                                                    -----------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS........       (14,851)     (43,710)     (48,745)

NET INCREASE (DECREASE) IN NET ASSETS............................       (47,903)     (26,138)     (37,539)

NET ASSETS
Beginning of period..............................................       305,065      331,203      368,742
                                                                    -----------    ---------    ---------
END OF PERIOD....................................................   $   257,162    $ 305,065    $ 331,203
                                                                    ===========    =========    =========

Undistributed net investment income (loss).......................   $       583    $     443    $     283

-----------
(1) Amount is less than $500.

                       See Notes to Financial Statements

               PHOENIX                                PHOENIX
         MID-CAP GROWTH FUND                   QUALITY SMALL-CAP FUND
------------------------------------    ------------------------------------
11/1/07 -    11/1/06 -    11/1/05  -     9/1/07  -    9/1/06 -      6/28/06-
 3/31/08     10/31/07     10/31/06       3/31/08      8/31/07       8/31/06
---------    ---------    ----------    ----------    --------      --------
$    (432)   $    (927)   $     (853)   $      450    $    142      $      4
   (3,746)      13,598        27,730             4         102            (1)
  (22,715)         370       (71,675)       (9,263)        160            10
---------    ---------    ----------    ----------    --------      --------
  (26,893)      13,041         9,202        (8,809)        404            13
---------    ---------    ----------    ----------    --------      --------

       --           --            --           (76)         (1)           --
       --           --            --            --          --            --
       --           --            --            --          --(1)         --
       --           --            --          (236)        (14)           --
       --           --            --           (24)         (1)           --
       --           --            --            --          --            --
       --           --            --            (5)         --(1)         --
       --           --            --           (54)         (5)           --
       --           --            --            (4)         --            --
       --           --            --            --          --            --
       --           --            --            (1)         --            --
       --           --            --            (8)         --            --
---------    ---------    ----------    ----------    --------      --------
       --           --            --          (408)        (21)           --
---------    ---------    ----------    ----------    --------      --------

   (7,007)      (9,057)      (23,931)        6,155       8,369           100
   (2,195)       4,338        (3,417)           --          --            --
       92        6,205            92         1,172       1,191           138
     (255)       2,057            --        42,586       9,299         1,058
---------    ---------    ----------    ----------    --------      --------
   (9,365)       3,543       (27,256)       49,913      18,859         1,296

  (36,258)      16,584       (18,054)       40,696      19,242         1,309

  154,375      137,791       155,845        20,551       1,309            --
---------    ---------    ----------    ----------    --------      --------
$ 118,117    $ 154,375    $  137,791    $   61,247    $ 20,551      $  1,309
=========    =========    ==========    ==========    ========      ========

$     (10)   $     (11)   $       --    $      291    $    131      $      4

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                         PHOENIX
                                                                  SMALL-CAP GROWTH FUND
                                                           ------------------------------------
                                                           1/1/08 -      1/1/07  -    1/1/06  -
                                                           3/31/08       12/31/07     12/31/06
                                                           ----------    ---------    ---------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ...........................   $     (471)   $  (2,035)   $  (2,786)
Net realized gain (loss)................................        6,931       28,707       22,529
Net change in unrealized appreciation (depreciation)....      (32,192)     (13,242)     (11,569)
                                                           ----------    ---------    ---------
Increase (decrease) in net assets resulting
from operations.........................................      (25,732)      13,430        8,174
                                                           ----------    ---------    ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net realized short-term gains, Class A..................           --           --           --
Net realized short-term gains, Class B..................           --           --           --
Net realized short-term gains, Class C..................           --           --           --
Net realized short-term gains, Class I..................           --           --           --
Net realized long-term gains, Class A...................           --           --           --
Net realized long-term gains, Class B...................           --           --           --
Net realized long-term gains, Class C...................           --           --           --
Net realized long-term gains, Class I...................           --           --           --
                                                           ----------    ---------    ---------
Decrease in net assets from distributions to
shareholders............................................           --           --           --
                                                           ----------    ---------    ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A...       (3,147)     (26,864)     (53,292)
Change in net assets from share transactions, Class B...       (2,132)      (9,836)     (15,546)
Change in net assets from share transactions, Class C...       (1,047)      (4,440)      (6,104)
Change in net assets from share transactions, Class I...           --           --           --
                                                           ----------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
TRANSACTIONS............................................       (6,326)     (41,140)     (74,942)

NET INCREASE (DECREASE) IN NET ASSETS...................      (32,058)     (27,710)     (66,768)

NET ASSETS
Beginning of period.....................................      138,807      166,517      233,285
                                                           ----------    ---------    ---------
END OF PERIOD...........................................   $  106,749    $ 138,807    $ 166,517
                                                           ==========    =========    =========

Undistributed net investment income (loss)..............   $       (2)   $      (1)   $      --

                       See Notes to Financial Statements

              PHOENIX                                 PHOENIX
 SMALL-CAP SUSTAINABLE GROWTH FUND              SMALL-CAP VALUE FUND
-----------------------------------    ---------------------------------------
9/1/07  -     9/1/06 -    6/28/06 -    9/1/07  -     9/1/06  -      9/1/05  -
 3/31/08      8/31/07     8/31/06      3/31/08       8/31/07         8/31/06
----------    --------    ---------    ---------    -----------    -----------
 $     (96)   $    (62)   $      (1)   $    (776)   $      (433)   $    (1,489)
      (226)        (84)          (2)     (13,146)        34,134         41,255
    (1,542)        326           10       (5,386)       (27,725)       (27,052)
----------    --------    ---------    ---------    -----------    -----------
    (1,864)        180            7      (19,308)         5,976         12,714
----------    --------    ---------    ---------    -----------    -----------

        --          --           --         (227)        (3,133)          (360)
        --          --           --          (45)          (713)          (105)
        --          --           --         (110)        (1,512)          (179)
        --          --           --           --             --             --
        --          --           --      (14,586)       (18,655)       (13,870)
        --          --           --       (2,866)        (4,248)        (4,045)
        --          --           --       (7,062)        (9,006)        (6,914)
        --          --           --           --             --             --
----------    --------    ---------    ---------    -----------    -----------
        --          --           --      (24,896)       (37,267)       (25,473)
----------    --------    ---------    ---------    -----------    -----------

      (630)     10,064          102       (2,441)       (13,720)        (5,023)
        --          --           --       (2,511)        (6,939)        (9,375)
        33          71          100       (3,021)        (5,082)        (4,132)
       467       5,216          887           --             --             --
----------    --------    ---------    ---------    -----------    -----------
      (130)     15,351        1,089       (7,973)       (25,741)       (18,530)

    (1,994)     15,531        1,096      (52,177)       (57,032)       (31,289)

    16,627       1,096           --      170,849        227,881        259,170
----------    --------    ---------    ---------    -----------    -----------
 $  14,633    $ 16,627    $   1,096    $ 118,672    $   170,849    $   227,881
==========    ========    =========    =========    ===========    ===========

 $      --    $     --    $      --    $      (9)   $        (6)   $        --

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                     PHOENIX
                                                                                SMALL-MID CAP FUND
                                                                    -----------------------------------------
                                                                      1/1/08  -      1/1/07 -      1/1/06  -
                                                                      3/31/08        12/31/07      12/31/06
                                                                    ------------    ----------    -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)......................................  $        (96)   $     (583)   $      (622)
Net realized gain (loss)..........................................         3,645        10,755         22,672
Net change in unrealized appreciation (depreciation)..............       (14,759)       (9,319)        (8,462)
                                                                    ------------    ----------    -----------
Increase (decrease) in net assets resulting from operations.......       (11,210)          853         13,588
                                                                    ------------    ----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A....................................            --            --             --
Net investment income, Class B....................................            --            --             --
Net investment income, Class C....................................            --            --             --
Net investment income, Class I....................................            --            --             --
Net realized short-term gains, Class A............................            --           (84)            --
Net realized short-term gains, Class B............................            --            (8)            --
Net realized short-term gains, Class C............................            --           (29)            --
Net realized short-term gains, Class I............................            --          (149)            --
Net realized long-term gains, Class A.............................            --        (3,015)        (6,157)
Net realized long-term gains, Class B.............................            --          (261)          (580)
Net realized long-term gains, Class C.............................            --        (1,047)        (2,225)
Net realized long-term gains, Class I.............................            --        (5,038)       (12,046)
                                                                    ------------    ----------    -----------
Decrease in net assets from distributions to shareholders.........            --        (9,631)       (21,008)
                                                                    ------------    ----------    -----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A.............        (1,651)       (4,974)        (2,549)
Change in net assets from share transactions, Class B.............          (209)         (626)          (708)
Change in net assets from share transactions, Class C.............          (803)       (1,980)        (1,543)
Change in net assets from share transactions, Class I.............        (3,861)      (17,271)        (9,887)
                                                                    ------------    ----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS.........        (6,524)      (24,851)       (14,687)

NET INCREASE (DECREASE) IN NET ASSETS ............................       (17,734)      (33,629)       (22,107)

NET ASSETS
Beginning of period...............................................        78,785       112,414        134,521
                                                                    ------------    ----------    -----------
END OF PERIOD.....................................................  $     61,051    $   78,785    $   112,414
                                                                    ============    ==========    ===========

Undistributed net investment income (loss)........................  $         (4)   $       (4)   $        --

-------------
(1) Amount is less than $500.

                       See Notes to Financial Statements

                PHOENIX                                       PHOENIX
          STRATEGIC GROWTH FUND                       VALUE OPPORTUNITIES FUND
----------------------------------------    -------------------------------------------
5/1/07  -      5/1/06  -      5/1/05  -      7/1/07  -      7/1/06  -        7/29/05 -
3/31/08        4/30/07        4/30/06        3/31/08        6/30/07          6/30/06
----------    -----------    -----------    -----------    -----------      -----------
$     (906)   $    (1,004)   $      (934)   $       257    $       101      $        16
    10,855          5,267          7,239         (3,374)         1,405               70
   (16,830)         2,490         10,525        (21,500)         4,306              254
----------    -----------    -----------    -----------    -----------      -----------
    (6,881)         6,753         16,830        (24,617)         5,812              340
----------    -----------    -----------    -----------    -----------      -----------

        --             --             --           (416)           (28)              (8)
        --             --             --             --             --               --
        --             --             --            (37)            --(1)            --(1)
        --             --             --             --             --               --
        --             --             --         (1,577)          (177)              --
        --             --             --             --             --               --
        --             --             --           (179)           (10)              --
        --             --             --             --             --               --
        --             --             --           (145)           (34)              --
        --             --             --             --             --               --
        --             --             --            (16)            (2)              --
        --             --             --             --             --               --
----------    -----------    -----------    -----------    -----------      -----------
        --             --             --         (2,370)          (251)              (8)
----------    -----------    -----------    -----------    -----------      -----------

   (22,089)        49,031        (37,136)        63,772         42,024            2,974
    (3,417)         1,773         (4,311)            --             --               --
    (1,042)         3,131         (1,117)        10,726            855              169
    (1,275)         6,623             --             --             --               --
----------    -----------    -----------    -----------    -----------      -----------
   (27,823)        60,558        (42,564)        74,498         42,879            3,143

   (34,704)        67,311        (25,734)        47,511         48,440            3,475

   183,379        116,068        141,802         51,915          3,475               --
----------    -----------    -----------    -----------    -----------      -----------
$  148,675    $   183,379    $   116,068    $    99,426    $    51,915      $     3,475
==========    ===========    ===========    ===========    ===========      ===========

$      (10)   $       (23)   $        --    $        (7)   $        81      $        --

                       See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        NET
                       ASSET        NET            NET           TOTAL      DIVIDENDS   DISTRIBUTIONS
                       VALUE,    INVESTMENT    REALIZED AND      FROM        FROM NET      FROM NET                      CHANGE IN
                     BEGINNING     INCOME       UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL        NET ASSET
                     OF PERIOD   (LOSS) (2)    GAIN (LOSS)    OPERATIONS      INCOME        GAINS        DISTRIBUTIONS     VALUE
-------------------------------------------------------------------------- --------------------------------------------------------
-------------------
PHOENIX ALL-CAP
GROWTH FUND
-------------------
CLASS A
1/1/08 to 3/31/08    $  14.48   $    (0.02)    $   (1.70)     $    (1.72)    $     --   $          --   $         --    $    (1.72)
1/1/07 to 12/31/07      15.45        (0.08)         2.13            2.05           --           (3.02)          (3.02)       (0.97)
1/1/06 to 12/31/06      16.75        (0.11)         0.26            0.15           --           (1.45)          (1.45)       (1.30)
1/1/05 to 12/31/05      16.51        (0.12)         1.39            1.27           --           (1.03)          (1.03)        0.24
1/1/04 to 12/31/04      15.10        (0.05)         1.46            1.41           --              --              --         1.41
1/1/03 to 12/31/03      10.74        (0.11)         4.47            4.36           --              --              --         4.36

CLASS B
1/1/08 to 3/31/08    $  11.77   $    (0.04)    $   (1.38)     $    (1.42)    $     --   $          --   $          --   $    (1.42)
1/1/07 to 12/31/07      13.16        (0.18)         1.81            1.63           --           (3.02)          (3.02)       (1.39)
1/1/06 to 12/31/06      14.59        (0.20)         0.22            0.02           --           (1.45)          (1.45)       (1.43)
1/1/05 to 12/31/05      14.61        (0.22)         1.23            1.01           --           (1.03)          (1.03)       (0.02)
1/1/04 to 12/31/04      13.46        (0.15)         1.30            1.15           --              --              --         1.15
1/1/03 to 12/31/03       9.64        (0.18)         4.00            3.82           --              --              --         3.82

CLASS C
1/1/08 to 3/31/08    $  11.77   $    (0.04)    $   (1.38)     $    (1.42)    $     --   $          --   $          --   $    (1.42)
1/1/07 to 12/31/07      13.15        (0.18)         1.82            1.64           --           (3.02)          (3.02)       (1.38)
1/1/06 to 12/31/06      14.59        (0.20)         0.21            0.01           --           (1.45)          (1.45)       (1.44)
1/1/05 to 12/31/05      14.61        (0.22)         1.23            1.01           --           (1.03)          (1.03)       (0.02)
1/1/04 to 12/31/04      13.46        (0.15)         1.30            1.15           --              --              --         1.15
1/1/03 to 12/31/03       9.64        (0.19)         4.01            3.82           --              --              --         3.82

-------------------
PHOENIX GROWTH &
INCOME FUND
-------------------
CLASS A
9/1/07 to 3/31/08    $  18.08   $     0.08     $   (1.65)     $    (1.57)   $   (0.04)  $          --   $       (0.04)  $    (1.61)
9/1/06 to 8/31/07       15.96         0.10          2.20            2.30        (0.18)             --           (0.18)        2.12
9/1/05 to 8/31/06       14.74         0.13          1.19            1.32        (0.10)             --           (0.10)        1.22
9/1/04 to 8/31/05       13.15         0.12          1.57            1.69        (0.10)             --           (0.10)        1.59
9/1/03 to 8/31/04       11.86         0.09          1.30            1.39        (0.10)             --           (0.10)        1.29
9/1/02 to 8/31/03       10.86         0.09          0.91            1.00           --              --              --         1.00

CLASS B
9/1/07 to 3/31/08    $  17.31   $       --(5)  $   (1.58)     $    (1.58)    $  (0.02)  $          --   $       (0.02)  $    (1.60)
9/1/06 to 8/31/07       15.26        (0.02)         2.10            2.08        (0.03)             --           (0.03)        2.05
9/1/05 to 8/31/06       14.13         0.01          1.14            1.15        (0.02)             --           (0.02)        1.13
9/1/04 to 8/31/05       12.61         0.01          1.51            1.52           --              --              --         1.52
9/1/03 to 8/31/04       11.38        (0.01)         1.25            1.24        (0.01)             --           (0.01)        1.23
9/1/02 to 8/31/03       10.50         0.01          0.87            0.88           --              --              --         0.88

CLASS C
9/1/07 to 3/31/08    $  17.31   $       --(5)  $   (1.57)     $    (1.57)   $   (0.02)  $          --   $       (0.02)  $    (1.59)
9/1/06 to 8/31/07       15.26        (0.03)         2.11            2.08        (0.03)             --           (0.03)        2.05
9/1/05 to 8/31/06       14.13         0.01          1.14            1.15        (0.02)             --           (0.02)        1.13
9/1/04 to 8/31/05       12.62         0.01          1.50            1.51           --              --              --         1.51
9/1/03 to 8/31/04       11.38        (0.01)         1.26            1.25        (0.01)             --           (0.01)        1.24
9/1/02 to 8/31/03       10.50         0.01          0.87            0.88           --              --              --         0.88

CLASS I
11/13/07
(inception) to
3/31/08              $  18.33   $     0.06     $   (1.90)     $    (1.84)   $      --   $          --   $          --   $    (1.84)

                        See Notes to Financial Statements

                                                           RATIO OF
   NET                        NET      RATIO OF NET         GROSS        RATIO OF NET
  ASSET                     ASSETS,     OPERATING         OPERATING      INVESTMENT
  VALUE,                    END OF      EXPENSES TO      EXPENSES TO       INCOME TO
  END OF     TOTAL           PERIOD     AVERAGE NET       AVERAGE NET     AVERAGE NET        PORTFOLIO
  PERIOD     RETURN(1)      (000'S)       ASSETS            ASSETS          ASSETS           TURNOVER
----------------------------------------------------------------------------------------------------------------
$  12.76    (11.88)%(4)    $  75,234     1.69%(3)          1.69%(3)         (0.73)%(3)           12%(4)
   14.48     13.43            88,631     1.53              1.53             (0.51)               57
   15.45      1.09            99,699     1.50              1.50             (0.68)               73
   16.75      7.62           135,930     1.46              1.46             (0.73)               69
   16.51      9.34           168,498     1.43              1.43             (0.32)               47
   15.10     40.60           185,964     1.48              1.48             (0.87)               42

$  10.35    (12.06)%(4)    $   3,882     2.43%(3)          2.43%(3)         (1.48)%(3)           12%(4)
   11.77     12.57             5,402     2.28              2.28             (1.27)               57
   13.16      0.34             6,798     2.25              2.25             (1.43)               73
   14.59      6.84            10,476     2.21              2.21             (1.48)               69
   14.61      8.54            12,316     2.18              2.18             (1.10)               47
   13.46     39.63            15,635     2.23              2.23             (1.62)               42

$  10.35    (12.06)%(4)    $   5,835     2.44%(3)          2.44%(3)         (1.48)%(3)           12%(4)
   11.77     12.66             6,845     2.28              2.28             (1.26)               57
   13.15      0.27             7,509     2.25              2.25             (1.43)               73
   14.59      6.84            10,307     2.21              2.21             (1.48)               69
   14.61      8.54            12,830     2.18              2.18             (1.09)               47
   13.46     39.63            14,748     2.23              2.23             (1.62)               42

$  16.47     (8.69)%(4)    $ 166,600     1.37%(3)          1.51%(3)          0.73%(3)            53%(4)
   18.08     14.43           188,479     1.28              1.42              0.60                37
   15.96      9.02           168,209     1.25              1.39              0.86                33
   14.74     12.85           178,557     1.25              1.40              0.84                41
   13.15     11.74           201,230     1.25              1.38              0.68                53
   11.86      9.21           131,169     1.25              1.45              0.82                59

$  15.71     (9.14)%(4)    $  16,658     2.11%(3)          2.24%(3)         (0.03)%(3)           53%(4)
   17.31     13.64            24,731     2.03              2.17             (0.14)               37
   15.26      8.18            41,863     2.00              2.14              0.09                33
   14.13     12.05            58,869     2.00              2.15              0.10                41
   12.61     10.90            68,637     2.00              2.14             (0.07)               53
   11.38      8.38            72,051     2.00              2.20              0.08                59

$  15.72     (9.08)%(4)    $  46,292     2.12%(3)          2.26%(3)         (0.02)%(3)           53%(4)
   17.31     13.64            53,854     2.03              2.17             (0.15)               37
   15.26      8.18            57,345     2.00              2.14              0.10                33
   14.13     12.05            68,432     2.00              2.15              0.10                41
   12.62     10.80            78,570     2.00              2.13             (0.07)               53
   11.38      8.48            52,466     2.00              2.20              0.08                59

$  16.49    (10.04)%(4)    $  22,695     1.19%(3)          1.34%(3)          0.88%(3)            53%(4)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         NET
                        ASSET       NET          NET        TOTAL       DIVIDENDS    DISTRIBUTIONS
                        VALUE,   INVESTMENT  REALIZED AND    FROM        FROM NET      FROM NET                        CHANGE IN
                      BEGINNING    INCOME     UNREALIZED   INVESTMENT   INVESTMENT     REALIZED          TOTAL         NET ASSET
                      OF PERIOD  (LOSS)(2)    GAIN (LOSS)  OPERATIONS     INCOME         GAINS       DISTRIBUTIONS      VALUE
--------------------------------------------------------------------------------------------------------------------------------
-------------------
PHOENIX GROWTH
OPPORTUNITIES FUND
-------------------
CLASS A
10/1/07 to 3/31/08    $ 15.98    $ (0.05)     $   (2.15)    $  (2.20)  $      --      $       --     $        --     $   (2.20)
10/1/06 to 9/30/07      12.22      (0.09)          3.85         3.76          --              --              --          3.76
10/1/05 to 9/30/06      11.68      (0.07)          0.61         0.54          --              --              --          0.54
10/1/04 to 9/30/05(7)    9.88      (0.07)          1.87         1.80          --              --              --          1.80
10/1/03 to 9/30/04(7)    9.35      (0.07)          0.60         0.53          --              --              --          0.53
10/1/02 to 9/30/03(7)    6.59      (0.06)          2.82         2.76          --              --              --          2.76

CLASS C
10/1/07 to 3/31/08    $ 15.81    $ (0.11)     $   (2.10)    $  (2.21)  $      --     $        --     $        --     $   (2.21)
10/1/06 to 9/30/07      12.19      (0.22)          3.84         3.62          --              --              --          3.62
6/9/06 (inception)
to 9/30/06              11.87      (0.05)          0.37         0.32          --              --              --          0.32

-------------------
PHOENIX INCOME &
GROWTH FUND
-------------------
CLASS A
5/1/07 to 3/31/08     $  9.71    $  0.22      $   (0.48)    $  (0.26)  $   (0.23)     $    (0.63)    $     (0.86)    $   (1.12)
5/1/06 to 4/30/07        9.18       0.23           0.75         0.98       (0.24)          (0.21)          (0.45)         0.53
5/1/05 to 4/30/06        8.90       0.22           0.44         0.66       (0.24)          (0.14)          (0.38)         0.28
5/1/04 to 4/30/05        8.66       0.22           0.26         0.48       (0.24)             --           (0.24)         0.24
5/1/03 to 4/30/04        7.92       0.22           0.76         0.98       (0.24)             --           (0.24)         0.74
5/1/02 to 4/30/03        8.41       0.24          (0.48)       (0.24)      (0.25)             --           (0.25)        (0.49)

CLASS B
5/1/07 to 3/31/08     $  9.77    $  0.15      $   (0.48)    $  (0.33)  $   (0.16)     $    (0.63)    $     (0.79)    $   (1.12)
5/1/06 to 4/30/07        9.23       0.16           0.76         0.92       (0.17)          (0.21)          (0.38)         0.54
5/1/05 to 4/30/06        8.95       0.15           0.44         0.59       (0.17)          (0.14)          (0.31)         0.28
5/1/04 to 4/30/05        8.71       0.15           0.26         0.41       (0.17)             --           (0.17)         0.24
5/1/03 to 4/30/04        7.96       0.16           0.76         0.92       (0.17)             --           (0.17)         0.75
5/1/02 to 4/30/03        8.43       0.18          (0.47)       (0.29)      (0.18)             --           (0.18)        (0.47)

CLASS C
5/1/07 to 3/31/08     $  9.86    $  0.16      $   (0.50)    $  (0.34)  $   (0.16)     $    (0.63)    $     (0.79)    $   (1.13)
5/1/06 to 4/30/07        9.31       0.16           0.77         0.93       (0.17)          (0.21)          (0.38)         0.55
5/1/05 to 4/30/06        9.02       0.15           0.45         0.60       (0.17)          (0.14)          (0.31)         0.29
5/1/04 to 4/30/05        8.78       0.15           0.26         0.41       (0.17)             --           (0.17)         0.24
5/1/03 to 4/30/04        8.02       0.15           0.78         0.93       (0.17)             --           (0.17)         0.76
5/1/02 to 4/30/03        8.49       0.19          (0.48)       (0.29)      (0.18)             --           (0.18)        (0.47)

-------------------
PHOENIX MID-CAP
GROWTH FUND
-------------------
CLASS A
11/1/07 to 3/31/08    $ 17.98    $(0.05)      $   (3.15)    $  (3.20)  $      --      $       --     $        --     $   (3.20)
11/1/06 to 10/31/07     16.33     (0.10)           1.75         1.65          --              --              --          1.65
11/1/05 to 10/31/06     15.42     (0.08)           0.99         0.91          --              --              --          0.91
11/1/04 to 10/31/05     13.40     (0.16)           2.18         2.02          --              --              --          2.02
11/1/03 to 10/31/04     13.97     (0.17)          (0.40)       (0.57)         --              --              --         (0.57)
11/1/02 to 10/31/03      9.94     (0.14)           4.17         4.03          --              --              --          4.03

CLASS B
11/1/07 to 3/31/08    $ 15.97    $(0.08)      $   (2.80)    $  (2.88)  $      --      $       --     $        --     $   (2.88)
11/1/06 to 10/31/07     14.61     (0.24)           1.60         1.36          --              --              --          1.36
11/1/05 to 10/31/06     13.91     (0.18)           0.88         0.70          --              --              --          0.70
11/1/04 to 10/31/05     12.18     (0.25)           1.98         1.73          --              --              --          1.73
11/1/03 to 10/31/04     12.78     (0.25)          (0.35)       (0.60)         --              --              --         (0.60)
11/1/02 to 10/31/03      9.16     (0.20)           3.82         3.62          --              --              --          3.62

                       See Notes to Financial Statements

                                                             RATIO OF
  NET                         NET        RATIO OF NET          GROSS          RATIO OF NET
 ASSET                      ASSETS,        OPERATING         OPERATING         INVESTMENT
 VALUE,                     END OF        EXPENSES TO       EXPENSES TO         INCOME TO
 END OF       TOTAL         PERIOD        AVERAGE NET       AVERAGE NET        AVERAGE NET        PORTFOLIO
 PERIOD     RETURN(1)       (000'S)         ASSETS             ASSETS            ASSETS            TURNOVER
-----------------------------------------------------------------------------------------------------------------------------
$ 13.78     (13.77)%(4)   $   37,661        1.30%(3)          1.50%(3)          (0.69)%(3)          126%(4)
  15.98      30.77            34,039        1.26              1.87              (0.62)              143
  12.22       4.62             8,253        1.25              2.01              (0.56)              189
  11.68      18.22             7,158        1.25              1.73              (0.64)              206
   9.88       5.67             4,430        1.25              1.83              (0.70)              262
   9.35      41.88             3,551        1.25              1.53              (0.77)              282

$ 13.60     (14.10)%(4)   $    3,623        2.03%(3)          2.22%(3)          (1.45)%(3)          126%(4)
  15.81      29.78             5,170        2.06              2.66              (1.48)              143
  12.19       2.70               120        2.00              3.72              (1.28)              189




$  8.59      (3.08)%(4)   $  250,502        1.32%(3)          1.32%(3)           2.52%(3)            44%(4)
   9.71      10.93           296,354        1.34              1.34               2.47                46
   9.18       7.33           318,318        1.28              1.28               2.38                72
   8.90       5.53           350,609        1.28              1.28               2.46                59
   8.66      12.40           381,423        1.29              1.29               2.54                83
   7.92      (2.70)          380,101        1.28              1.28               3.10                93

$  8.65      (3.79)%(4)   $    4,820        2.06%(3)          2.06%(3)           1.76%(3)            44%(4)
   9.77      10.04             7,059        2.08              2.08               1.73                46
   9.23       6.58            10,997        2.03              2.03               1.62                72
   8.95       4.69            16,145        2.03              2.03               1.71                59
   8.71      11.61            24,228        2.04              2.04               1.82                83
   7.96      (3.42)           34,234        2.03              2.03               2.37                93


$  8.73      (3.85)%(4)   $    1,840        2.07%(3)          2.07%(3)           1.78%(3)            44%(4)
   9.86      10.06             1,652        2.09              2.09               1.72                46
   9.31       6.64             1,888        2.03              2.03               1.63                72
   9.02       4.65             1,988        2.03              2.03               1.71                59
   8.78      11.64             1,980        2.04              2.04               1.77                83
   8.02      (3.39)            1,374        2.04              2.04               2.35                93




$ 14.78     (17.80)%(4)   $  100,416        1.66%(3)          1.76%(3)          (0.68)%(3)           27%(4)
  17.98      10.10           130,028        1.55              1.55              (0.60)               77
  16.33       5.90           127,160        1.52              1.52              (0.50)              124
  15.42      15.07           142,651        1.53              1.53              (1.06)               46
  13.40      (4.08)          166,244        1.50              1.50              (1.22)              181
  13.97      40.54           198,602        1.56              1.56              (1.24)              175


$ 13.09     (18.03)%(4)   $   10,600        2.40%(3)          2.50%(3)          (1.42)%(3)           27%(4)
  15.97       9.31            15,407        2.29              2.29              (1.53)               77
  14.61       5.03            10,102        2.27              2.27              (1.24)              124
  13.91      14.20            12,776        2.28              2.28              (1.81)               46
  12.18      (4.69)           15,549        2.24              2.24              (1.97)              181
  12.78      39.52            20,497        2.31              2.31              (1.99)              175

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         NET
                        ASSET         NET          NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                        VALUE,    INVESTMENT   REALIZED AND     FROM       FROM NET      FROM NET                     CHANGE IN
                       BEGINNING    INCOME      UNREALIZED    INVESTMENT   INVESTMENT    REALIZED         TOTAL        NET ASSET
                       OF PERIOD   (LOSS)(2)   GAIN (LOSS)    OPERATIONS     INCOME        GAINS      DISTRIBUTIONS      VALUE
---------------------------------------------------------------------------------------------------------------------------------
-------------------
PHOENIX MID-CAP
GROWTH FUND
(CONTINUED)
-------------------
CLASS C
11/1/07 to 3/31/08     $ 15.96    $   (0.08)  $   (2.81)     $    (2.89)   $       --    $       --     $       --   $     (2.89)
11/1/06 to 10/31/07      14.60        (0.41)       1.77            1.36            --            --             --          1.36
11/1/05 to 10/31/06      13.89        (0.19)       0.90            0.71            --            --             --          0.71
11/1/04 to 10/31/05      12.16        (0.25)       1.98            1.73            --            --             --          1.73
11/1/03 to 10/31/04      12.77        (0.24)      (0.37)          (0.61)           --            --             --         (0.61)
11/1/02 to 10/31/03       9.16        (0.21)       3.82            3.61            --            --             --          3.61

CLASS I
11/1/07 to 3/31/08     $ 17.99    $   (0.03)  $   (3.16)     $    (3.19)   $       --    $       --     $       --   $     (3.19)
9/13/07 (Inception)
to 10/31/07              17.25        (0.09)       0.83            0.74            --            --             --          0.74

-------------------
PHOENIX QUALITY
SMALL-CAP FUND
-------------------
CLASS A
9/1/07 to 3/31/08      $ 11.74    $    0.11   $  (2.08)      $    (1.97)   $    (0.08)   $    (0.03)    $    (0.11)  $     (2.08)
9/1/06 to 8/31/07        10.05         0.25       1.51             1.76         (0.05)        (0.02)         (0.07)         1.69
6/28/06 (Inception)
to 8/31/06               10.00         0.03       0.02             0.05            --            --             --          0.05

CLASS C
9/1/07 to 3/31/08      $ 11.68    $    0.06   $  (2.06)      $    (2.00)   $       --    $    (0.03)    $    (0.03)  $     (2.03)
9/1/06 to 8/31/07        10.04         0.10       1.57             1.67         (0.01)        (0.02)         (0.03)         1.64
6/28/06 (Inception)
 to 8/31/06              10.00         0.02       0.02             0.04            --            --             --          0.04

CLASS I
9/1/07 to 3/31/08      $ 11.76    $    0.13   $  (2.08)      $    (1.95)   $    (0.11)   $    (0.03)    $    (0.14)  $     (2.09)
9/1/06 to 8/31/07        10.06         0.21       1.57             1.78         (0.06)        (0.02)         (0.08)         1.70
6/28/06 (Inception)
 to 8/31/06              10.00         0.07      (0.01)            0.06            --            --             --          0.06
-------------------
PHOENIX SMALL-CAP
GROWTH FUND
-------------------
CLASS A
1/1/08 to 3/31/08      $ 37.26    $   (0.12)  $   (6.86)     $    (6.98)   $       --    $       --     $       --   $     (6.98)
1/1/07 to 12/31/07       34.30        (0.41)       3.37            2.96            --            --             --          2.96
1/1/06 to 12/31/06       32.53        (0.39)       2.16            1.77            --            --             --          1.77
1/1/05 to 12/31/05       29.65        (0.35)       3.23            2.88            --            --             --          2.88
1/1/04 to 12/31/04       27.39        (0.31)       2.57            2.26            --            --             --          2.26
1/1/03 to 12/31/03       18.47        (0.30)       9.22            8.92            --            --             --          8.92

CLASS B
1/1/08 to 3/31/08      $ 34.19    $   (0.16)  $   (6.30)     $    (6.46)   $       --    $       --     $       --   $     (6.46)
1/1/07 to 12/31/07       31.71        (0.64)       3.12            2.48            --            --             --          2.48
1/1/06 to 12/31/06       30.30        (0.59)       2.00            1.41            --            --             --          1.41
1/1/05 to 12/31/05       27.82        (0.54)       3.02            2.48            --            --             --          2.48
1/1/04 to 12/31/04       25.90        (0.50)       2.42            1.92            --            --             --          1.92
1/1/03 to 12/31/03       17.60        (0.44)       8.74            8.30            --            --             --          8.30

CLASS C
1/1/08 to 3/31/08      $ 34.18    $   (0.16)  $   (6.30)     $    (6.46)   $       --    $       --     $       --   $     (6.46)
1/1/07 to 12/31/07       31.70        (0.64)       3.12            2.48            --            --             --          2.48
1/1/06 to 12/31/06       30.29        (0.59)       2.00            1.41            --            --             --          1.41
1/1/05 to 12/31/05       27.81        (0.54)       3.02            2.48            --            --             --          2.48
1/1/04 to 12/31/04       25.88        (0.49)       2.42            1.93            --            --             --          1.93
1/1/03 to 12/31/03       17.59        (0.44)       8.73            8.29            --            --             --          8.29

                        See Notes to Financial Statements

                                                                            RATIO OF
   NET                         NET        RATIO OF NET        GROSS       RATIO OF NET
  ASSET                      ASSETS,        OPERATING       OPERATING      INVESTMENT
 VALUE,                      END OF        EXPENSES TO     EXPENSES TO      INCOME TO
 END OF         TOTAL        PERIOD        AVERAGE NET     AVERAGE NET     AVERAGE NET      PORTFOLIO
 PERIOD       RETURN(1)      (000'S)         ASSETS          ASSETS          ASSETS         TURNOVER
-------------------------------------------------------------------------------------------------------
 $  13.07    (18.11)%(4)    $   5,629        2.41%(3)        2.51%(3)       (1.43)%(3)         27%(4)
    15.96      9.32             6,853        2.20            2.20           (2.60)             77
    14.60      5.11               530        2.27            2.27           (1.29)            124
    13.89     14.23               418        2.28            2.28           (1.81)             46
    12.16     (4.78)              350        2.24            2.24           (1.97)            181
    12.77     39.41               508        2.30            2.30           (1.99)            175

 $  14.80    (17.73)%(4)    $   1,472        1.40%(3)        1.50%(3)       (0.41)%(3)         27%(4)
    17.99      4.29(4)          2,086        1.09(3)         1.09(3)        (3.85)(3)          77(4)




 $   9.66    (16.92)%(4)    $  12,422        1.47%(3)        1.63%(3)        1.68%(3)           0%(4)
    11.74     17.51             8,506        1.40            2.19            2.14              17
    10.05      0.50(4)            101        1.40(3)        26.39(3)         1.82(3)            7(4)


 $   9.65    (17.25)%(4)    $   2,108        2.22%(3)        2.38%(3)        0.92%(3)           0%(4)
    11.68     16.61             1,354        2.16            3.45            0.89              17
    10.04      0.40(4)            138        2.15(3)        25.96(3)         1.38(3)            7(4)

 $   9.67    (16.75)%(4)    $  46,717        1.25%(3)        1.42%(3)        2.07%(3)           0%(4)
    11.76     17.74            10,691        1.15            2.54            1.82              17
    10.06      0.60(4)          1,070        1.15(3)        21.32(3)         3.85(3)            7(4)




 $  30.28    (18.73)%(4)    $  81,622        1.86%(3)        1.86%(3)       (1.44)%(3)         14%(4)
    37.26      8.63           104,135        1.67            1.72           (1.12)             35
    34.30      5.41           120,953        1.60            1.68           (1.16)             22
    32.53      9.75           168,527        1.58            1.69           (1.18)             38
    29.65      8.25           255,698        1.58            1.68           (1.15)             35
    27.39     48.29           237,347        1.58            1.71           (1.35)             40


 $  27.73    (18.89)%(4)    $  13,662        2.61%(3)        2.61%(3)       (2.20)%(3)         14%(4)
    34.19      7.82            19,320        2.42            2.47           (1.87)             35
    31.71      4.62            27,138        2.35            2.44           (1.91)             22
    30.30      8.95            41,105        2.34            2.44           (1.93)             38
    27.82      7.41            58,574        2.33            2.42           (1.93)             35
    25.90     47.16            83,515        2.33            2.47           (2.10)             40


 $  27.72    (18.90)%(4)    $  11,465        2.61%(3)        2.61%(3)       (2.19)%(3)         14%(4)
    34.18      7.82            15,352        2.42            2.47           (1.87)             35
    31.70      4.66            18,426        2.36            2.43           (1.91)             22
    30.29      8.92            23,653        2.34            2.44           (1.93)             38
    27.81      7.46            30,280        2.33            2.42           (1.92)             35
    25.88     47.13            38,514        2.33            2.47           (2.10)             40

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         NET
                        ASSET         NET           NET          TOTAL     DIVIDENDS    DISTRIBUTIONS
                       VALUE,      INVESTMENT   REALIZED AND     FROM       FROM NET      FROM NET                       CHANGE IN
                      BEGINNING      INCOME      UNREALIZED    INVESTMENT  INVESTMENT     REALIZED          TOTAL        NET ASSET
                      OF PERIOD    (LOSS)(2)    GAIN (LOSS)    OPERATIONS    INCOME         GAINS       DISTRIBUTIONS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
-------------------
PHOENIX SMALL-CAP
SUSTAINABLE
GROWTH FUND
-------------------
CLASS A
9/1/07 to 3/31/08     $   10.34    $  (0.07)    $    (1.12)     $  (1.19)  $      --    $       --     $        --     $   (1.19)
9/1/06 to 8/31/07          9.79       (0.10)          0.65          0.55          --            --              --          0.55
6/28/06 (Inception)
to 8/31/06                10.00       (0.01)         (0.20)        (0.21)         --            --              --         (0.21)

CLASS C
9/1/07 to 3/31/08     $   10.25    $  (0.11)    $    (1.11)     $  (1.22)  $      --    $       --     $        --     $   (1.22)
9/1/06 to 8/31/07          9.77       (0.18)          0.66          0.48          --            --              --          0.48
6/28/06 (Inception)
to 8/31/06                10.00       (0.03)         (0.20)        (0.23)         --            --              --         (0.23)

CLASS I
9/1/07 to 3/31/08     $   10.37    $  (0.05)    $    (1.13)     $  (1.18)  $      --    $       --     $        --     $   (1.18)
9/1/06 to 8/31/07          9.79       (0.08)          0.66          0.58          --            --              --          0.58
6/28/06 (Inception)
to 8/31/06                10.00       (0.01)         (0.20)        (0.21)         --            --              --         (0.21)

-------------------
PHOENIX SMALL-CAP
VALUE FUND
-------------------
CLASS A
9/1/07 to 3/31/08     $   15.72    $  (0.05)    $    (1.74)     $  (1.79)  $      --    $    (2.47)    $     (2.47)    $   (4.26)
9/1/06 to 8/31/07         18.45        0.02           0.38          0.40          --         (3.13)          (3.13)        (2.73)
9/1/05 to 8/31/06         19.45       (0.05)          1.01          0.96          --         (1.96)          (1.96)        (1.00)
9/1/04 to 8/31/05         15.08       (0.03)          4.40          4.37          --            --              --          4.37
9/1/03 to 8/31/04         13.42       (0.06)          1.72          1.66          --            --              --          1.66
9/1/02 to 8/31/03         11.30          --(5)        2.12          2.12          --            --              --          2.12

CLASS B
9/1/07 to 3/31/08     $   14.22    $  (0.10)    $    (1.54)     $  (1.64)  $      --    $    (2.47)    $     (2.47)    $   (4.11)
9/1/06 to 8/31/07         17.07       (0.11)          0.39          0.28          --         (3.13)          (3.13)        (2.85)
9/1/05 to 8/31/06         18.26       (0.18)          0.95          0.77          --         (1.96)          (1.96)        (1.19)
9/1/04 to 8/31/05         14.27       (0.15)          4.14          3.99          --            --              --          3.99
9/1/03 to 8/31/04         12.79       (0.16)          1.64          1.48          --            --              --          1.48
9/1/02 to 8/31/03         10.85       (0.08)          2.02          1.94          --            --              --          1.94

CLASS C
9/1/07 to 3/31/08     $   14.22    $  (0.10)    $    (1.54)     $  (1.64)  $      --    $    (2.47)    $     (2.47)    $   (4.11)
9/1/06 to 8/31/07         17.07       (0.11)          0.39          0.28          --         (3.13)          (3.13)        (2.85)
9/1/05 to 8/31/06         18.26       (0.18)          0.95          0.77          --         (1.96)          (1.96)        (1.19)
9/1/04 to 8/31/05         14.27       (0.15)          4.14          3.99          --            --              --          3.99
9/1/03 to 8/31/04         12.79       (0.16)          1.64          1.48          --            --              --          1.48
9/1/02 to 8/31/03         10.85       (0.08)          2.02          1.94          --            --              --          1.94

-------------------
PHOENIX SMALL-MID
CAP FUND
-------------------
CLASS A
1/01/08 to 3/31/08    $   17.31    $  (0.02)    $    (2.53)     $  (2.55)  $      --    $       --     $        --     $   (2.55)
1/1/07 to 12/31/07        19.46       (0.12)          0.10         (0.02)         --         (2.13)          (2.13)        (2.15)
1/1/06 to 12/31/06        21.15       (0.12)          2.52          2.40          --         (4.09)          (4.09)        (1.69)
1/1/05 to 12/31/05        20.59       (0.09)          0.65          0.56          --            --              --          0.56
1/1/04 to 12/31/04        18.12       (0.10)          2.57          2.47          --            --              --          2.47
1/1/03 to 12/31/03        14.34       (0.09)          3.87          3.78          --            --              --          3.78

CLASS B
1/1/08 to 3/31/08     $   16.48    $  (0.05)    $    (2.40)     $  (2.45)  $      --    $       --     $        --     $   (2.45)
1/1/07 to 12/31/07        18.76       (0.26)          0.11         (0.15)         --         (2.13)          (2.13)        (2.28)
1/1/06 to 12/31/06        20.67       (0.28)          2.46          2.18          --         (4.09)          (4.09)        (1.91)
1/1/05 to 12/31/05        20.27       (0.23)          0.63          0.40          --            --              --          0.40
1/1/04 to 12/31/04        17.94       (0.24)          2.57          2.33          --            --              --          2.33
1/1/03 to 12/31/03        14.30       (0.20)          3.84          3.64          --            --              --          3.64

                        See Notes to Financial Statements


                                                                RATIO OF
   NET                           NET        RATIO OF NET          GROSS          RATIO OF NET
  ASSET                        ASSETS,        OPERATING         OPERATING         INVESTMENT
  VALUE,                       END OF        EXPENSES TO       EXPENSES TO         INCOME TO
  END OF      TOTAL            PERIOD        AVERAGE NET       AVERAGE NET        AVERAGE NET        PORTFOLIO
  PERIOD     RETURN(1)         (000'S)         ASSETS             ASSETS            ASSETS            TURNOVER
--------------------------------------------------------------------------------------------------------------------------
 $   9.15   (11.51)%(4)      $     8,481       1.54%(3)          1.84%(3)         (1.12)%(3)            12%(4)
    10.34     5.62                10,222       1.40              2.16             (0.96)                26
     9.79    (2.10)(4)               100       1.40(3)          28.32(3)          (0.87)(3)              4 (4)

 $   9.03   (11.90)%(4)      $       181       2.29%(3)          2.60%(3)         (1.86)%(3)            12%(4)
    10.25     4.81                   174       2.15              4.31             (1.78)                26
     9.77    (2.20)(4)                98       2.15(3)          29.09(3)          (1.61)(3)              4 (4)

 $   9.19   (11.38)%(4)      $     5,971       1.30%(3)          1.60%(3)         (0.88)%(3)            12%(4)
    10.37     5.92                 6,231       1.16              2.94             (0.77)                26
     9.79    (2.10)(4)               898       1.15(3)          23.99(3)          (0.61)(3)              4(4)




 $  11.46   (13.15)%(4)      $    74,784       1.43%(3)          1.63%(3)         (0.62)%(3)            60%(4)
    15.72     0.97               103,875       1.43              1.56              0.10                205
    18.45     5.32               135,436       1.40              1.50             (0.28)               121
    19.45    28.98               147,132       1.40              1.56             (0.17)               102
    15.08    12.37               124,165       1.40              1.57             (0.38)               150
    13.42    18.76                76,783       1.40              1.71              0.04                241

 $  10.11   (13.52)%(4)      $    12,007       2.18%(3)          2.37%(3)         (1.39)%(3)            60%(4)
    14.22     0.26                19,552       2.18              2.31             (0.66)               205
    17.07     4.57                30,567       2.15              2.25             (1.04)               121
    18.26    27.96                42,081       2.15              2.31             (0.91)               102
    14.27    11.57                43,801       2.15              2.33             (1.15)               150
    12.79    17.88                40,696       2.15              2.46             (0.71)               241

 $  10.11   (13.51)%(4)      $    31,881       2.18%(3)          2.37%(3)         (1.38)%(3)            60%(4)
    14.22     0.26                47,422       2.18              2.31             (0.65)               205
    17.07     4.57                61,878       2.15              2.25             (1.03)               121
    18.26    27.96                69,957       2.15              2.31             (0.91)               102
    14.27    11.57                71,296       2.15              2.32             (1.14)               150
    12.79    17.88                51,559       2.15              2.46             (0.72)               241




 $  14.76   (14.73)%(4)      $    20,204       1.66%(3)          1.66%(3)         (0.60)%(3)             8%(4)
    17.31    (0.32)               25,534       1.45              1.45             (0.63)                18
    19.46    11.70                33,383       1.47              1.47             (0.55)                26
    21.15     2.72                38,170       1.42              1.42             (0.45)                22
    20.59    13.63                73,825       1.41              1.41             (0.55)                16
    18.12    26.36                39,656       1.51              1.51             (0.60)                17

 $  14.03   (14.87)%(4)      $     1,623       2.41%(3)          2.41%(3)         (1.35)%(3)             8%(4)
    16.48    (1.04)                2,136       2.20              2.20             (1.39)                18
    18.76    10.88                 3,024       2.22              2.22             (1.30)                26
    20.67     1.97                 3,960       2.19              2.19             (1.19)                22
    20.27    12.99                 4,404       2.16              2.16             (1.31)                16
    17.94    25.45                 2,709       2.26              2.26             (1.35)                17

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               NET
                              ASSET       NET          NET          TOTAL     DIVIDENDS  DISTRIBUTIONS
                              VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET    FROM NET                     CHANGE IN
                            BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT   REALIZED         TOTAL       NET ASSET
                            OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME       GAINS       DISTRIBUTIONS    VALUE
--------------------------------------------------------------------------------------------------------------------------------
----------------------------
PHOENIX SMALL-MID CAP FUND
(CONTINUED)
----------------------------
CLASS C
1/1/08 to 3/31/08            $ 16.50    $ (0.05)     $ (2.40)     $ (2.45)      $  --      $    --        $    --       $ (2.45)
1/1/07 to 12/31/07             18.79      (0.26)        0.10        (0.16)         --        (2.13)         (2.13)        (2.29)
1/1/06 to 12/31/06             20.69      (0.28)        2.47         2.19          --        (4.09)         (4.09)        (1.90)
1/1/05 to 12/31/05             20.30      (0.23)        0.62         0.39          --           --             --          0.39
1/1/04 to 12/31/04             17.96      (0.24)        2.58         2.34          --           --             --          2.34
1/1/03 to 12/31/03             14.31      (0.20)        3.85         3.65          --           --             --          3.65

CLASS I
1/1/08 to 3/31/08            $ 17.60    $ (0.01)     $ (2.57)     $ (2.58)      $  --      $    --        $    --       $ (2.58)
1/1/07 to 12/31/07             19.70      (0.08)        0.11         0.03          --        (2.13)         (2.13)        (2.10)
1/1/06 to 12/31/06             21.31      (0.07)        2.55         2.48          --        (4.09)         (4.09)        (1.61)
1/1/05 to 12/31/05             20.70      (0.04)        0.65         0.61          --           --             --          0.61
1/1/04 to 12/31/04             18.17      (0.06)        2.59         2.53          --           --             --          2.53
1/1/03 to 12/31/03             14.34      (0.05)        3.88         3.83          --           --             --          3.83

----------------------------
PHOENIX STRATEGIC
GROWTH FUND
----------------------------
CLASS A
5/1/07 to 3/31/08            $  9.99    $ (0.05)     $ (0.44)     $ (0.49)      $  --      $    --        $    --       $ (0.49)
5/1/06 to 4/30/07               9.78      (0.06)        0.27         0.21          --           --             --          0.21
5/1/05 to 4/30/06               8.59      (0.06)        1.25         1.19          --           --             --          1.19
5/1/04 to 4/30/05               8.64      (0.06)        0.01        (0.05)         --           --             --         (0.05)
5/1/03 to 4/30/04               7.17      (0.06)        1.53         1.47          --           --             --          1.47
5/1/02 to 4/30/03               9.06      (0.07)       (1.82)       (1.89)         --           --             --         (1.89)

CLASS B
5/1/07 to 3/31/08            $  8.98    $ (0.11)     $ (0.39)     $ (0.50)      $  --      $    --        $    --       $ (0.50)
5/1/06 to 4/30/07               8.86      (0.12)        0.24         0.12          --           --             --          0.12
5/1/05 to 4/30/06               7.84      (0.12)        1.14         1.02          --           --             --          1.02
5/1/04 to 4/30/05               7.94      (0.11)        0.01        (0.10)         --           --             --         (0.10)
5/1/03 to 4/30/04               6.64      (0.11)        1.41         1.30          --           --             --          1.30
5/1/02 to 4/30/03               8.46      (0.11)       (1.71)       (1.82)         --           --             --         (1.82)

CLASS C
5/1/07 to 3/31/08            $  8.99    $ (0.11)     $ (0.39)     $ (0.50)      $  --      $    --        $    --       $ (0.50)
5/1/06 to 4/30/07               8.87      (0.11)        0.23         0.12          --           --             --          0.12
5/1/05 to 4/30/06               7.85      (0.12)        1.14         1.02          --           --             --          1.02
5/1/04 to 4/30/05               7.95      (0.11)        0.01        (0.10)         --           --             --         (0.10)
5/1/03 to 4/30/04               6.65      (0.12)        1.42         1.30          --           --             --          1.30
5/1/02 to 4/30/03               8.47      (0.11)       (1.71)       (1.82)         --           --             --         (1.82)

CLASS I
5/1/07 to 3/31/08            $ 10.01    $ (0.03)     $ (0.44)     $ (0.47)      $  --      $    --        $    --       $ (0.47)
9/29/06 (inception) to
4/30/07                         9.26      (0.01)        0.76         0.75          --           --             --          0.75

                        See Notes to Financial Statements

                                                        RATIO OF
      NET                         NET    RATIO OF NET     GROSS         RATIO OF NET
     ASSET                      ASSETS,   OPERATING     OPERATING        INVESTMENT
    VALUE,                      END OF   EXPENSES TO   EXPENSES TO       INCOME TO
    END OF         TOTAL        PERIOD   AVERAGE NET   AVERAGE NET      AVERAGE NET      PORTFOLIO
    PERIOD       RETURN(1)      (000'S)     ASSETS       ASSETS            ASSETS        TURNOVER
--------------------------------------------------------------------------------------------------
 $   14.05      (14.85)%(4)   $   6,569    2.41%(3)      2.41%(3)        (1.35)%(3)        8%(4)
     16.50       (1.09)           8,590    2.20          2.20            (1.38)           18
     18.79       10.93           11,646    2.22          2.22            (1.30)           26
     20.69        1.92           14,102    2.19          2.19            (1.19)           22
     20.30       13.03           17,845    2.16          2.16            (1.31)           16
     17.96       25.59           12,565    2.26          2.26            (1.35)           17

 $   15.02      (14.66)%(4)   $  32,655    1.41%(3)      1.41%(3)        (0.36)%(3)        8%(4)
     17.60       (0.11)          42,525    1.20          1.20            (0.38)           18
     19.70       12.05           64,361    1.22          1.22            (0.30)           26
     21.31        2.95           78,290    1.17          1.17            (0.18)           22
     20.70       13.92           92,838    1.15          1.15            (0.32)           16
     18.17       26.71          103,269    1.26          1.26            (0.35)           17

 $    9.50       (4.90)%(4)   $ 133,119    1.44%(3)      1.44%(3)        (0.53)%(3)       75%(4)
      9.99        2.15          161,396    1.61          1.61            (0.61)           81
      9.78       13.85          106,693    1.62          1.62            (0.66)           63
      8.59       (0.58)         128,426    1.56          1.56            (0.67)          107
      8.64       20.50          162,974    1.52          1.52            (0.73)          167
      7.17      (20.86)         156,017    1.60          1.60            (0.95)          119

 $    8.48       (5.57)%(4)   $   6,242    2.19%(3)      2.19%(3)        (1.27)%(3)       75%(4)
      8.98        1.35            9,932    2.36          2.36            (1.36)           81
      8.86       13.01            7,885    2.37          2.37            (1.41)           63
      7.84       (1.26)          11,006    2.32          2.32            (1.40)          107
      7.94       19.58           24,989    2.27          2.27            (1.48)          167
      6.64      (21.51)          30,755    2.34          2.34            (1.71           119

 $    8.49       (5.56)%(4)   $   3,625    2.19%(3)      2.19%(3)        (1.27)%(3)       75%(4)
      8.99        1.35            4,843    2.32          2.32            (1.30)           81
      8.87       12.99            1,490    2.37          2.37            (1.42)           63
      7.85       (1.26)           2,371    2.31          2.31            (1.42)          107
      7.95       19.55            3,713    2.27          2.27            (1.48)          167
      6.65      (21.49)           3,260    2.34          2.34            (1.71)          119

 $    9.54       (4.70)%(4)   $   5,689    1.19%(3)      1.19%(3)        (0.27)%(3)       75%(4)
     10.01        8.10(4)         7,208    1.27(3)       1.27(3)         (0.24)(3)        81(4)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           ASSET       NET            NET          TOTAL      DIVIDENDS    DISTRIBUTIONS
                           VALUE,   INVESTMENT    REALIZED AND     FROM       FROM NET       FROM NET                     CHANGE IN
                         BEGINNING    INCOME       UNREALIZED    INVESTMENT  INVESTMENT      REALIZED         TOTAL       NET ASSET
                         OF PERIOD  (LOSS)(2)      GAIN (LOSS)   OPERATIONS    INCOME          GAINS       DISTRIBUTIONS    VALUE
---------------------------------- -------------------------------------------------------------------------------------- ---------
----------------------------
PHOENIX VALUE
OPPORTUNITIES FUND
----------------------------
CLASS A
7/1/07 to 3/31/08         $  13.67   $   0.04       $  (2.87)     $  (2.83)  $   (0.07)    $    (0.26)     $    (0.33)    $  (3.16)
7/1/06 to 6/30/07            11.20       0.06           2.86          2.92       (0.05)         (0.40)          (0.45)        2.47
7/29/05 (inception) to
6/30/06                      10.00       0.07           1.17          1.24       (0.04)            --           (0.04)        1.20

CLASS C
7/1/07 to 3/31/08         $  13.60   $  (0.03)      $  (2.85)     $  (2.88)  $   (0.06)    $    (0.26)     $    (0.32)    $  (3.20)
7/1/06 to 6/30/07            11.18      (0.03)          2.85          2.82          --(5)       (0.40)          (0.40)        2.42
7/29/05 (inception) to
6/30/06                      10.00         --(5)        1.19          1.19       (0.01)            --           (0.01)        1.18

FOOTNOTE LEGEND:

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

(5)   Amount is less than $0.005.

(6) For the Value Opportunities Fund, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.

(7) Due to a reorganization on June 9, 2006, the Growth Opportunities Fund is the successor of the Turner Strategic Growth Fund. Class A treats the past performance of the Turner Strategic Growth Fund as its own.

                       See Notes to Financial Statements

                                                         RATIO OF
    NET                        NET      RATIO OF NET      GROSS      RATIO OF NET
   ASSET                     ASSETS,     OPERATING      OPERATING     INVESTMENT
   VALUE,                    END OF     EXPENSES TO    EXPENSES TO     INCOME TO
   END OF      TOTAL         PERIOD     AVERAGE NET    AVERAGE NET    AVERAGE NET   PORTFOLIO
   PERIOD    RETURN(1)       (000'S)      ASSETS         ASSETS         ASSETS      TURNOVER
 --------------------------------------------------------------------------------------------
$    10.51   (21.06)%(4)    $  90,476    1.52%(3)        1.55%(3)      0.45%(3)      103%(4)
     13.67    26.71            50,788    1.41            1.60          0.46          101
     11.20    12.41(4)          3,292    1.40(3)(6)      7.45(3)       0.72(3)       136(4)

$    10.40   (21.54)%(4)    $   8,950    2.27%(3)        2.31%(3)     (0.33)%(3)     103%(4)
     13.60    25.77             1,128    2.16            2.58         (0.22)         101
     11.18    11.85(4)             18    2.15(3)(6)      8.19(3)      (0.05)(3)      136(4)

                        See Notes to Financial Statements

                              PHOENIX EQUITY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008

1.    ORGANIZATION

      Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

      As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix funds effective March 10, 2008. All of the acquired and existing funds' fiscal year ends were changed to correspond with the Trust's new March 31st fiscal year end.

      As of the date of this report, fifteen funds are offered for sale, (each a "Fund") of which 12 are reported in this annual report. Each Fund has a distinct investment objective as outlined in the individual fund summary pages.

      The Funds offer the following classes of shares for sale:

                                         CLASS A   CLASS B   CLASS C   CLASS I
                                         -------   -------   -------   -------
All-Cap Growth Fund..................      |X|       |X|       |X|        --
Growth & Income Fund.................      |X|       |X|       |X|       |X|
Growth Opportunities Fund............      |X|        --       |X|        --
Income & Growth Fund.................      |X|       |X|       |X|        --
Mid-Cap Growth Fund..................      |X|       |X|       |X|       |X|
Quality Small-Cap Fund...............      |X|        --       |X|       |X|
Small-Cap Growth Fund................      |X|       |X|       |X|        --
Small-Cap Sustainable Growth Fund....      |X|        --       |X|       |X|
Small-Cap Value Fund.................      |X|       |X|       |X|        --
Small-Mid Cap Fund...................      |X|       |X|       |X|       |X|
Strategic Growth Fund................      |X|       |X|       |X|       |X|
Value Opportunities Fund.............      |X|        --       |X|        --

      Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITIES VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Fund's have adopted the provisions of Statement of Financial Accounting - Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period/year of each Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                        LEVEL 1 -       LEVEL 2 -             LEVEL 3 -
                                         QUOTED        SIGNIFICANT           SIGNIFICANT
              FUNDS                      PRICES     OBSERVABLE INPUTS   UNOBSERVABLE INPUTS     TOTAL
-------------------------------------   ---------   -----------------   -------------------   ---------
ASSETS:
INVESTMENTS IN SECURITIES
-------------------------
All-Cap Growth Fund..................   $  83,861   $         710       $          --         $  84,571
Growth & Income Fund.................     252,387           1,760                  --           254,147
Growth Opportunities Fund............      41,106              --                  --            41,106
Income & Growth Fund.................     122,579         128,213               4,838           255,630
Mid-Cap Growth Fund..................     117,377           1,030                  --           118,407
Quality Small-Cap Fund...............      56,624           3,828                  --            60,452
Small-Cap Growth Fund................     105,402             900                  --           106,302
Small-Cap Sustainable Growth Fund....      14,287             331                  --            14,618
Small-Cap Value Fund.................     119,956           1,080                  --           121,036
Small-Mid Cap Fund...................      61,052             204                  --            61,256
Strategic Growth Fund................     148,712              --                  --           148,712
Value Opportunities Fund.............      98,590             480                  --            99,070
LIABILITIES:
OTHER
-----
All-Cap Growth Fund..................   $     374   $          --       $          --         $     374
Mid-Cap Growth Fund..................         676              --                  --               676
Small-Cap Value Fund.................       2,301              --                  --             2,301

The following is a reconciliation of assets for the Income & Growth Fund of Level 3 investments for which significant unobservable inputs were used to determine fair value:


                                    INVESTMENTS IN SECURITIES
                                        (REPORTED IN 000S)
                                    -------------------------

BALANCE AS OF 4/30/07............   $            6,237
Accrued discounts/premiums.......                    6
Realized gain (loss).............                   (9)
Change in unrealized
appreciation (depreciation)(1)...                  (80)
Net purchases (sales)............               (1,754)
Transfers in and/or out of Level
3(2).............................                  438
                                    ------------------
BALANCE AS OF 3/31/08............   $            4,838
                                    ==================

----------
(1) Disclosed in the Statements of Operations under Net realized gain (loss) on investments.

(2) Transfers in or out of level 3 represents the ending value as of March 31, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

                              PHOENIX EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At March 31, 2008, there were no open forward currency contracts.

I.    LOAN AGREEMENTS:

      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

      The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Income & Growth Fund only holds assignment loans.

J.    SECURITIES LENDING:

      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      As of March 31, 2008, the Funds had securities on loan as follows (reported in 000s):


                                  MARKET      CASH
      FUND                        VALUE     COLLATERAL
      -----------------------    -------   ------------
      All-Cap Growth Fund....    $   371    $    374
      Mid-Cap Growth Fund....        663         676
      Small-Cap Value Fund...      2,224       2,301


K.    REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

L.    REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed.

                              PHOENIX EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                            FIRST     NEXT      OVER
                             $50      $450      $500
                           MILLION   MILLION   MILLION
                           -------   -------   -------
All-Cap Growth Fund.....     0.90%     0.80%     0.70%
Small-Cap Growth Fund...     1.00%     0.90%     0.80%


                                       $400+
                            FIRST    MILLION
                             $400    THROUGH      $1+
                           MILLION  $1 BILLION  BILLION
                           -------  ----------  --------
Quality Small-Cap Fund .     0.90%     0.85%     0.80%
Small-Cap Sustainable
  Growth Fund ..........     0.90%     0.85%     0.80%


                           FIRST     OVER
                            $500     $500
                          MILLION   MILLION
                          -------   -------
Mid-Cap Growth Fund....     0.80%    0.70%


                                                $1+
                                   FIRST     BILLION
                                    $1       THROUGH       $2+
                                  BILLION   $2 BILLION   BILLION
                                 --------   ----------   -------
Growth & Income Fund..........     0.75%       0.70%       0.65%
Growth Opportunities Fund.....     0.75%       0.70%       0.65%
Income & Growth Fund..........     0.70%       0.65%       0.60%
Small-Cap Value Fund..........     0.90%       0.85%       0.80%
Small-Mid Cap Fund............     0.85%       0.85%       0.85%
Strategic Growth Fund.........     0.70%       0.65%       0.60%
Value Opportunities Fund(+)...     0.75%       0.70%       0.65%

----------
(+) PRIOR TO JULY 13, 2007, THE VALUE OPPORTUNITIES FUND'S INVESTMENT ADVISORY FEE WAS 0.80%.

The Adviser has agreed to limit total Fund operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following funds:

                                                                          EXPENSE LIMIT
                                  CLASS A   CLASS B   CLASS C   CLASS I        TYPE*        THROUGH DATE
                                  -------   -------   -------   -------   -------------   ----------------
Growth & Income Fund .........      1.25%     2.00%     2.00%     1.00%         V             12/31/08
Growth Opportunities Fund ....      1.25%      N/A      2.00%      N/A          C              5/31/08
Mid-Cap Growth Fund ..........      1.45%     2.20%     2.20%     1.20%         V              9/30/08
                                                                                          May discontinue
Quality Small-Cap Fund .......      1.40%      N/A      2.15%     1.15%         V           at any time

Small-Cap Sustainable Growth                                                               May discontinue
Fund .........................      1.40%      N/A      2.15%     1.15%         V            at any time
                                                                                           May discontinue
Small-Cap Value Fund .........      1.40%     2.15%     2.15%      N/A          V            at any time
Value Opportunities Fund++ ...      1.35%      N/A      2.10%      N/A          C             6/30/08

----------
*     C=CONTRACTUAL; V=VOLUNTARY

++ PRIOR TO JULY 13, 2007, THE ADVISER HAD CONTRACTUALLY AGREED TO LIMIT OPERATING EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) THROUGH JUNE 30, 2008, SO THAT SUCH EXPENSES DID NOT EXCEED 1.40% FOR CLASS A SHARES AND 2.15% FOR CLASS C SHARES.

Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal years ended (reported in 000s):


                                    EXPIRATION DATE
                                  --------------------
                                  2010    2011   TOTAL
                                  ----   -----   -----

Growth & Income Fund...........   $  7   $ 229   $ 236
Growth Opportunities Fund......     16      46      62
Mid-Cap Growth Fund............     --      57      57
Quality Small-Cap Fund.........      9      40      49
Small-Cap Value Fund                --     163     163
Small-Cap Sustainable
Growth Fund....................      8      28      36


The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers. The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are indicated as follows:


FUND                                                SUBADVISER
-------------------------------------------------   ----------
All-Cap Growth Fund..............................   EAM*(1)
Growth Opportunities Fund........................   Turner(8)
Income & Growth Fund (Fixed Income Portfolio)....   Goodwin*(3)
Mid-Cap Growth Fund..............................   HIM(7)
Quality Small-Cap Fund...........................   KAR*(4)
Small-Cap Growth Fund............................   EAM*(1)
Small-Cap Sustainable Growth Fund................   KAR*(4)
Small-Cap Value Fund.............................   Euclid*(2)
Small-Mid Cap Fund...............................   KAR*(4)
Strategic Growth Fund............................   SCM*(5)
Value Opportunities Fund.........................   Acadian(6)

----------
(1)   Engemann Asset Management

(2)   Euclid Advisors LLC

(3)   Goodwin Capital Advisers, Inc.

(4)   Kayne Anderson Rudnick Investment Management, LLC

(5)   SCM Advisors LLC

(6)   Acadian Asset Management LLC

(7)   Harris Investment Management, Inc.

(8)   Turner Investment Partners, Inc.

*     an indirect wholly-owned subsidiary of PNX

                              PHOENIX EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal period (the "period") ended March 31, 2008, as follows (reported in 000s):

                                        CLASS A -    CLASS A -
                                       COMMISSIONS    DEFERRED   CLASS B   CLASS C
                                       -----------   ---------   -------   -------
All-Cap Growth Fund....................$     1       $   --      $    3    $  --*
Growth & Income Fund...................      4           --          12        2
Growth Opportunities Fund..............      7            1          --        1
Income & Growth Fund...................      8           --           7       --
Mid-Cap Growth Fund....................      8           --          11       --*
Quality Small-Cap Fund.................      2           --          --        1
Small-Cap Growth Fund..................      1           --           4       --*
Small-Cap Sustainable Growth Fund......      1           --          --       --*
Small-Cap Value Fund...................      3           --           9        1
Small-Mid Cap Fund.....................     --*          --           1       --*
Strategic Growth Fund..................      7           --*         10       --*
Value Opportunities Fund...............     16           --          --        1

----------
*     AMOUNT IS LESS THAN $500.

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the fiscal period ended March 31, 2008, the Trust incurred administration fees totaling $769 (reported in 000s).

      Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting tax services and related services provided by PFPC Inc.

      For the Small-Cap Growth Fund, PEPCO had previously waived a portion of its administration fee (excluding interest, taxes, and extraordinary expenses) through April 30, 2007, so that other operating expenses did not exceed 0.50% of the first $50 million of the average daily net assets, which rate would be reduced at higher levels of net assets. Other operating expenses are defined as operating expenses excluding management fees and 12b-1 fees.

      PEPCO serves as the Trust's transfer agent. For the period ended March 31, 2008, transfer agent fees were $1,820 (reported in 000s) as reported in the Statements of Operations.

      At March 31, 2008, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following (reported in 000s):


                                              AGGREGATE
                                     SHARES   NET ASSETS
                                     ------   ----------
      Growth & Income Fund
         Class A..................    1,145    $ 18,863
         Class I..................        6          90
      Growth Opportunities Fund
         Class A..................      661       9,103


                                                      AGGREGATE
                                             SHARES   NET ASSETS
                                             ------   ----------
      Quality Small Cap Fund
         Class A..........................      311    $  2,999
         Class I..........................      244       2,363
      Small-Cap Growth Fund
         Class A..........................      102       3,097
      Small-Cap Sustainable Growth Fund
         Class A..........................      352       3,217
         Class I..........................       10          90
      Small-Cap Value Fund
         Class A..........................      285       3,262
      Value Opportunities Fund
         Class A..........................    1,850      19,446
         Class C..........................       11         110

      Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Phoenix Funds selected by the trustees. Investments in such Phoenix Funds are included in "Other assets" on the Statement of Assets and Liabilities at March 31, 2008.

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended March 31, 2008, were as follows (reported in 000s):

                                     PURCHASES     SALES
                                     ---------   ---------
      All-Cap Growth Fund.........   $  10,206   $  13,309
      Growth & Income Fund........     164,744     145,199
      Growth Opportunities Fund ..      66,082      56,131
      Income & Growth Fund........     108,931     117,970
      Mid-Cap Growth Fund.........      36,052      45,486
      Quality Small Cap Fund......      46,447          --
      Small-Cap Growth Fund.......      16,664      17,527
      Small-Cap Sustainable
         Growth Fund..............       2,207       1,876
      Small-Cap Value Fund........      87,611     114,760
      Small-Mid Cap Fund..........       5,618      12,049
      Strategic Growth Fund.......     128,532     152,843
      Value Opportunities Fund....      93,357      98,656

                              PHOENIX EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 March 31, 2008

      The Income & Growth Fund had purchases of $14,056 and sales of $38,573 of long-term U.S. Government and agency securities for the period ended March 31, 2008.

5.    CAPITAL SHARES

      Transactions (reported in 000s) in shares of capital stock, during the periods ended as indicated below, were as follows:

                                          -----------------------      -------------------------      -----------------------
                                          SHARES         AMOUNT        SHARES         AMOUNT          SHARES      AMOUNT
                                          -----------------------      -------------------------      -----------------------
---------------------------               -----------------------      -------------------------      -----------------------
PHOENIX ALL-CAP GROWTH FUND                 1/1/08 - 3/31/08               1/1/07 - 12/31/07              1/1/06 - 12/31/06
---------------------------               -----------------------      -------------------------      -----------------------
CLASS A
Shares Sold                                    65     $       867         467      $       7,241         413      $     6,774
Reinvestment of Distributions                  --              --         745             10,950         461            7,103
Redemptions                                  (288)         (3,730)     (1,546)           (25,262)     (2,534)         (41,118)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                      (223)    $    (2,863)       (334)     $      (7,071)     (1,660)     $   (27,241)
                                          =======     ===========      ======      =============      ======      ===========
CLASS B
Shares Sold                                    18     $       189         102      $       1,437          84      $     1,217
Reinvestment of Distributions                  --              --          78                943          47              616
Redemptions                                  (102)         (1,094)       (238)            (3,305)       (332)          (4,716)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                       (84)    $      (905)        (58)     $        (925)       (201)     $    (2,883)
                                          -------     -----------      ------      -------------      ------      -----------
CLASS C
Shares Sold                                    25     $       276         120      $       1,620          59      $       833
Reinvestment of Distributions                  --              --          66                785          38              507
Redemptions                                   (43)           (451)       (175)            (2,408)       (233)          (3,286)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                       (18)    $      (175)         11      $          (3)       (136)     $    (1,946)
                                          =======     ===========      ======      =============      ======      ===========
------------------------------            -----------------------      -------------------------      -----------------------
PHOENIX GROWTH & INCOME FUND                     9/1/07 - 3/31/08          9/1/06 - 8/31/07               9/1/05 - 8/31/06
------------------------------            -----------------------      -------------------------      -----------------------
CLASS A
Shares Sold                                   517     $     9,287       1,909      $      33,944       1,273      $    19,409
Reinvestment of Distributions                  21             397          95              1,668          73            1,106
Plan of Reorganization (Note 12)              309           5,597          --                 --          --               --
Redemptions                                (1,157)        (20,597)     (2,124)           (37,243)     (2,919)         (44,628)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                      (310)    $    (5,316)       (120)     $      (1,631)     (1,573)     $   (24,113)
                                          =======     ===========      ======      =============      ======      ===========
CLASS B
Shares Sold                                    41     $       700         115      $       1,935         166      $     2,408
Reinvestment of Distributions                   2              26           4                 64           5               78
Plan of Reorganization (Note 12)               74           1,285          --                 --          --               --
Redemptions                                  (486)         (8,279)     (1,433)           (23,996)     (1,595)         (23,428)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                      (369)    $    (6,268)     (1,314)     $     (21,997)     (1,424)     $   (20,942)
                                          =======     ===========      ======      =============      ======      ===========
CLASS C
Shares Sold                                    47     $       819          83      $       1,395          96      $     1,398
Reinvestment of Distributions                   3              53           6                 97           6               89
Plan of Reorganization (Note 12)               76           1,319          --                 --          --               --
Redemptions                                  (292)         (4,965)       (735)           (12,276)     (1,188)         (17,355)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                      (166)    $    (2,774)       (646)     $     (10,784)     (1,086)     $   (15,868)
                                          =======     ===========      ======      =============      ======      ===========
CLASS I
Shares Sold                                    10     $       179          --                 --          --               --
Reinvestment of Distributions                  --              --          --                 --          --               --
Plan of Reorganization (Note 12)            1,954          35,381          --                 --          --               --
Redemptions                                  (588)        (10,055)         --                 --          --               --
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                     1,376     $    25,505          --                 --          --               --
                                          =======     ===========      ======      =============      ======      ===========
----------------------------------        -----------------------      -------------------------      -----------------------
PHOENIX GROWTH OPPORTUNITIES FUND               10/1/07 - 3/31/08              10/1/06 - 9/30/07          10/1/05 - 9/30/06
----------------------------------        -----------------------      -------------------------      -----------------------
CLASS A
Shares Sold                                 1,199     $    18,972       1,933      $      27,278          43      $       511
Reinvestment of Distributions                  --              --          --                 --          --               --
Plan of Reorganization (Note 12)               --              --          --                 --         950           11,285
Redemptions                                  (597)         (9,227)       (477)            (6,647)       (318)          (3,723)
                                          -------     -----------      ------      -------------      ------      -----------
Net Increase/(Decrease)                       602     $     9,745       1,456      $      20,631         675      $     8,073
                                          =======     ===========      ======      =============      ======      ===========

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

                                        ------------------    -------------------   ------------------
                                        SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                                        ------------------    -------------------   ------------------
------------------------------          ------------------    -------------------   ------------------
PHOENIX GROWTH OPPORTUNITIES
FUND(CONTINUED)                         10/1/07 - 3/31/08     10/1/06 - 9/30/07     6/9/06(1)- 9/30/06
------------------------------          ------------------    -------------------   ------------------
CLASS C
Shares Sold                                 255   $  4,118        325   $   4,817        10   $    117
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --         --          --        --         --
Redemptions                                (316)    (4,474)        (8)       (130)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (61)  $   (356)       317   $   4,687        10   $    117
                                        =======   ========    =======   =========   =======   ========
CLASS I
Shares Sold                                  --         --         --          --       445   $  5,673
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --         --          --      (950)   (11,285)
Redemptions                                  --         --         --          --      (108)    (1,350)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                      --         --         --          --      (613)  $ (6,962)
                                        =======   ========    =======   =========   =======   ========

------------------------------          ------------------    -------------------   ------------------
PHOENIX INCOME & GROWTH FUND             5/1/07 - 3/31/08      5/1/06 - 4/30/07      5/1/05 - 4/30/06
------------------------------          ------------------    ------------------    ------------------
CLASS A
Shares Sold                                 356   $  3,367        547   $   5,117       757   $  6,919
Reinvestment of Distributions             2,255     20,598      1,251      11,736     1,244     11,318
Redemptions                              (3,961)   (37,581)    (5,976)    (55,835)   (6,698)   (61,189)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                  (1,350)  $(13,616)    (4,178)  $ (38,982)   (4,697)  $(42,952)
                                        =======   ========    =======   =========   =======   ========
CLASS B
Shares Sold                                  66   $    624         33   $     315        68   $    621
Reinvestment of Distributions                46        420         31         295        43        394
Redemptions                                (277)    (2,649)      (534)     (4,996)     (723)    (6,644)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (165)  $ (1,605)      (470)  $  (4,386)     (612)  $ (5,629)
                                        =======   ========    =======   =========   =======   ========
CLASS C
Shares Sold                                  79   $    720         10   $      99        20   $    188
Reinvestment of Distributions                11        101          7          66         7         62
Redemptions                                 (47)      (451)       (53)       (507)      (45)      (414)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                      43   $    370        (36)  $    (342)      (18)  $   (164)
                                        =======   ========    =======   =========   =======   ========

------------------------------          ------------------    -------------------   ------------------
PHOENIX MID-CAP GROWTH FUND             11/1/07 - 3/31/08     11/1/06 - 10/31/07    11/1/05 - 10/31/06
------------------------------          ------------------    ------------------    ------------------
CLASS A
Shares Sold                                 181   $  2,905        610   $  10,807       413   $  6,817
Reinvestment of Distributions                --         --         --          --        --
Plan of Reorganization (Note 12)             --         --        673      11,960        --         --
Redemptions                                (616)    (9,912)    (1,841)    (31,824)   (1,877)   (30,748)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (435)  $ (7,007)      (558)  $  (9,057)   (1,464)  $(23,931)
                                        =======   ========    =======   =========   =======   ========
CLASS B

Shares Sold                                  19   $    267         92   $   1,419        99   $  1,438
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --        489       7,717        --         --
Redemptions                                (173)    (2,462)      (307)     (4,798)     (327)    (4,855)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (154)  $ (2,195)       274   $   4,338     (228)   $ (3,417)
                                        =======   ========    =======   =========   =======   ========
CLASS C

Shares Sold                                  60   $    907         35   $     555        16   $    231
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --        390       6,155        --         --
Redemptions                                 (58)      (815)       (32)       (505)       (9)      (139)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                       2   $     92        393   $   6,205         7   $     92
                                        =======   ========    =======   =========   =======   ========
CLASS I

Shares Sold                                  -- o $      3          6   $     108        --         --
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --        115       2,029        --         --
Redemptions                                 (17)      (258)        (5)        (80)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (17)  $   (255)       116   $   2,057        --         --
                                        =======   ========    =======   =========   =======   ========

(1) Inception date.
o   Shares less than 500.

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

                                        ------------------    -------------------   ------------------
                                         SHARES     AMOUNT     SHARES    AMOUNT     SHARES      AMOUNT
                                        ------------------    ------------------    ------------------
------------------------------          ------------------    ------------------    ------------------
PHOENIX QUALITY SMALL CAP FUND            9/1/07 - 3/31/08      9/1/06 - 8/31/07     6/28/06(1)-8/31/06
------------------------------          ------------------    ------------------    ------------------
CLASS A
Shares Sold                                 690   $  7,575        730   $   8,553        10   $    100
Reinvestment of Distributions                 9        102         --           1        --         --
Redemptions                                (138)    (1,522)       (16)       (185)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     561   $  6,155        714   $   8,369        10   $    100
                                        =======   ========    =======   =========   =======   ========

CLASS C
Shares Sold                                 126   $  1,443        105   $   1,223        14   $    138
Reinvestment of Distributions                --          5         --          --        --         --
Redemptions                                 (23)      (276)        (3)        (32)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     103   $  1,172        102   $   1,191        14   $    138
                                        =======   ========    =======   =========   =======   ========
CLASS I
Shares Sold                               4,280   $ 46,326        855   $   9,903       106   $  1,058
Reinvestment of Distributions                21        232          1          16        --         --
Redemptions                                (379)    (3,972)       (54)       (620)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                   3,922   $ 42,586        802   $   9,299       106   $  1,058
                                        =======   ========    =======   =========   =======   ========

------------------------------          ------------------    -------------------   ------------------
PHOENIX SMALL-CAP GROWTH FUND             1/1/08   3/31/08     1/1/07 - 12/31/07     1/1/06 - 12/31/06
------------------------------          ------------------    ------------------    ------------------
CLASS A
Shares Sold                                  65   $  2,093        219   $   8,088       536   $ 18,166
Reinvestment of Distributions                --         --         --          --        --         --
Redemptions                                (165)    (5,240)      (951)    (34,952)   (2,200)   (71,458)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (100)  $ (3,147)      (732)  $ (26,864)   (1,664)  $(53,292)
                                        =======   ========    =======   =========   =======   ========
CLASS B
Shares Sold                                   4   $    114         28   $     950        49   $  1,532
Reinvestment of Distributions                --         --         --          --        --         --
Redemptions                                 (76)    (2,246)      (319)    (10,786)     (550)   (17,078)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (72)  $ (2,132)      (291)  $  (9,836)     (501)  $(15,546)
                                        =======   ========    =======   =========   =======   ========
CLASS C
Shares Sold                                   1   $     38         20   $     673        24   $    744
Reinvestment of Distributions                --         --         --          --        --         --
Redemptions                                 (36)    (1,085)      (152)     (5,113)     (223)    (6,848)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (35)  $ (1,047)      (132)  $  (4,440)     (199)  $ (6,104)
                                        =======   ========    =======   =========   =======   ========

------------------------------------    ------------------    -------------------   ------------------
PHOENIX SMALL-CAP SUSTAINABLE FUND       9/1/07 - 3/31/08       9/1/06 - 8/31/07    6/28/06(1)-8/31/06
------------------------------------    ------------------    -------------------   ------------------
CLASS A
Shares Sold                                 145   $  1,427      1,023   $  10,527        92   $    102
Reinvestment of Distributions                --         --         --          --        --         --
Redemptions                                (207)    (2,057)       (45)       (463)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (62)  $   (630)       978   $  10,064        92   $    102
                                        =======   ========    =======   =========   =======   ========
CLASS C
Shares Sold                                   5   $     52          7   $      71        10   $    100
Reinvestment of Distributions                --         --         --          --        --         --
Redemptions                                  (2)       (19)        --          --        --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                       3   $     33          7   $      71        10   $    100
                                        =======   ========    =======   =========   =======   ========
CLASS I
Shares Sold                                 123   $  1,221        544   $   5,578        92   $    887
Reinvestment of Distributions                --         --         --          --        --         --
Redemptions                                 (74)      (754)       (35)       (362)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                      49   $    467        509   $   5,216        92   $    887
                                        =======   ========    =======   =========   =======   ========

(1) Inception date.

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

                                        ------------------    -------------------   ------------------
                                        SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                                        ------------------    ------------------    ------------------
------------------------------          ------------------    ------------------    ------------------
PHOENIX SMALL-CAP VALUE FUND             9/1/07 - 3/31/08      9/1/06 - 8/31/07      9/1/05 - 8/31/06
------------------------------          ------------------    ------------------    ------------------
CLASS A
Shares Sold                                 254   $  3,425        391   $   6,900       730   $ 13,949
Reinvestment of Distributions             1,015     13,090      1,174      19,861       729     12,954
Redemptions                              (1,352)   (18,956)    (2,297)    (40,481)   (1,685)   (31,926)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (83)  $ (2,441)      (732)  $ (13,720)     (226)  $ (5,023)
                                        =======   ========    =======   =========   =======   ========
CLASS B
Shares Sold                                  37$       418         76   $   1,207       102   $  1,787
Reinvestment of Distributions               223      2,546        266       4,094       201      3,324
Redemptions                                (448)    (5,475)      (757)    (12,240)     (817)   (14,486)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (188)  $ (2,511)      (415)  $  (6,939)     (514)  $ (9,375)
                                        =======   ========    =======   =========   =======   ========
CLASS C
Shares Sold                                  72   $    827        108   $   1,698       126   $  2,184
Reinvestment of Distributions               542      6,183        573       8,811       357      5,904
Redemptions                                (796)   (10,031)      (970)    (15,591)     (670)   (12,220)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (182)  $ (3,021)      (289)  $  (5,082)     (187)  $ (4,132)
                                        =======   ========    =======   =========   =======   ========

------------------------------          ------------------    -------------------   ------------------
PHOENIX SMALL-MID CAP FUND               1/1/08 - 3/31/08      1/1/07 - 12/31/07     1/1/06 - 12/31/06
------------------------------          ------------------    -------------------   ------------------
CLASS A
Shares Sold                                  40   $    658        190   $   3,746       282   $  6,139
Reinvestment of Distributions                --         --        149       2,703       261      5,129
Redemptions                                (147)    (2,309)      (579)    (11,423)     (633)   (13,817)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (107)  $ (1,651)      (240)  $  (4,974)      (90)  $ (2,549)
                                        =======   ========    =======   =========   =======   ========
CLASS B
Shares Sold                                   1   $      8         14   $     267        19   $    385
Reinvestment of Distributions                --         --         13         223        25        471
Redemptions                                 (14)      (217)       (59)     (1,116)      (74)    (1,564)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (13)  $   (209)       (32)  $    (626)      (30)  $   (708)
                                        =======   ========    =======   =========   =======   ========
CLASS C
Shares Sold                                   4   $     62         93   $   1,747       127   $  2,618
Reinvestment of Distributions                --         --         43         751        82      1,563
Redemptions                                 (57)      (865)      (236)     (4,478)     (271)    (5,724)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     (53)  $   (803)      (100)  $  (1,980)      (62)  $ (1,543)
                                        =======   ========    =======   =========   =======   ========
CLASS I
Shares Sold                                  28   $    461        136   $   2,730       291   $  6,427
Reinvestment of Distributions                --         --        242       4,464       475      9,449
Redemptions                                (270)    (4,322)    (1,228)    (24,465)   (1,173)   (25,763)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (242)  $ (3,861)      (850)  $ (17,271)     (407)  $ (9,887)
                                        =======   ========    =======   =========   =======   ========

------------------------------          ------------------    -------------------   ------------------
PHOENIX STRATEGIC GROWTH FUND            5/1/07 - 3/31/08      5/1/06 - 4/30/07      5/1/05 - 4/30/06
------------------------------          ------------------    -------------------   ------------------
CLASS A
Shares Sold                                 614   $  6,059        305   $   2,840       355   $  3,272
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --      8,665      81,385        --         --
Redemptions                              (2,761)   (28,148)    (3,718)    (35,194)   (4,393)   (40,408)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                  (2,147)  $(22,089)     5,252   $  49,031    (4,038)  $(37,136)
                                        =======   ========    =======   =========   =======   ========
CLASS B
Shares Sold                                  37   $    338         43   $     365        46   $    389
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --        737       6,239        --         --
Redemptions                                (407)    (3,755)      (563)     (4,831)     (560)    (4,700)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (370)  $ (3,417)       217   $   1,773      (514)  $ (4,311)
                                        =======   ========    =======   =========   =======   ========

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

                                        ------------------    -------------------   ------------------
                                        SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
                                        ------------------    -------------------   ------------------
------------------------------          ------------------    -------------------   ------------------
PHOENIX STRATEGIC GROWTH FUND
(CONTINUED)                              5/1/07 - 3/31/08      5/1/06 - 4/30/07      5/1/05 - 4/30/06
------------------------------          ------------------    -------------------   ------------------
CLASS C
Shares Sold                                  25   $    225         17   $     146        --   $    134
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --        503       4,267        --         --
Redemptions                                (137)    (1,267)      (149)     (1,282)     (150)    (1,251)
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (112)  $ (1,042)       371   $   3,131      (150) $  (1,117)
                                        =======   ========    =======   =========   =======   ========
CLASS I
Shares Sold                                   7   $     77         14   $     134        --         --
Reinvestment of Distributions                --         --         --          --        --         --
Plan of Reorganization (Note 12)             --         --      1,112      10,446        --         --
Redemptions                                (131)    (1,352)      (406)     (3,957)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                    (124)  $ (1,275)       720   $   6,623        --         --
                                        =======   ========    =======   =========   =======   ========

---------------------------------       ------------------    -------------------   ------------------
PHOENIX VALUE OPPORTUNITIES FUND         7/1/07 - 3/31/08      7/1/06 - 6/30/07     7/29/05(1)-6/30/06
---------------------------------       ------------------    -------------------   ------------------
CLASS A
Shares Sold                               1,331   $ 17,217      4,021   $  50,012       293   $  2,966
Reinvestment of Distributions               153      1,900         19         225         1          8
Plan of Reorganization (Note 12)          2,769     39,206         --          --        --         --
Plan of Reorganization (Note 12)          2,309     26,352         --          --        --         --
Redemptions                              (1,672)   (20,903)      (619)     (8,213)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                   4,890   $ 63,772      3,421   $  42,024       294   $  2,974
                                        =======   ========    =======   =========   =======   ========
CLASS C

Shares Sold                                  88   $  1,130         71   $     906        16   $    169
Reinvestment of Distributions                17        210          1          12        --         --
Plan of Reorganization (Note 12)            693      9,749         --          --        --         --
Plan of Reorganization (Note 12)            170      1,930         --          --        --         --
Redemptions                                (191)    (2,293)        (5)        (63)       --         --
                                        -------   --------    -------   ---------   -------   --------
Net Increase/(Decrease)                     777   $ 10,726         67   $     855        16   $    169
                                        =======   ========    =======   =========   =======   ========

6.10% SHAREHOLDERS

      At March 31, 2008, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Funds as detailed below. The shareholder may be affiliated with PNX.

                                              % OF SHARES     NUMBER OF ACCOUNTS
                                              -----------     ------------------
      All-Cap Growth Fund                         25%                1
      Growth Opportunities Fund ..........        15                 1##
      Small-Cap Sustainable
         Growth Fund .....................        15                 1##
      Small-Mid Cap Fund .................        10                 1
      Value Opportunities Fund ...........        11                 1##

-----------

##    Shareholder account is affiliated with PNX.

7.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

At March 31, 2008, the Funds listed held securities issued by various companies in specific sectors as detailed below:

                                                                    PERCENTAGE
                                                                     OF TOTAL
FUND                                            SECTOR              NET ASSETS
------------------------------------    ----------------------    --------------
All-Cap Growth Fund ................    Information Technology           27%
Growth Opportunities Fund ..........    Information Technology           29
Quality Small-Cap Fund .............         Industrials                 32
Small-Cap Growth Fund ..............    Information Technology           30
Small-Cap Sustainable
   Growth Fund .....................    Information Technology           37
Small-Cap Value Fund ...............          Financials                 31
Small-Mid Cap Fund .................         Industrials                 29
Strategic Growth Fund ..............    Information Technology           31

8.    INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.    REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

      In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

      The Company does not believe that the outcome of these matters will be material to these financial statements.

10.   FEDERAL INCOME TAX INFORMATION
      (amounts reported in 000s)
      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                       EXPIRATION YEAR
                                                -------------------------------------------------------------------------------
                                                  2009        2010         2011        2012        2014       2016      TOTAL
                                                ---------   ---------   ----------   ---------   --------   -------   ---------
      Growth & Income Fund ...............      $   3,014   $  10,131   $   18,605   $   2,953   $  --      $    --   $  34,703
      Growth Opportunities Fund ..........            689       8,526        3,011          --      --           --      12,226
      Mid-Cap Growth Fund ................         21,885      28,743           --          --      --        3,884      54,512
      Small-Cap Growth Fund ..............             --      66,001        8,840          --      --           --      74,841
      Small-Cap Sustainable
         Growth Fund .....................             --          --           --          --       2          310         312
      Small-Cap Value Fund ...............             --          --           --          --      --        1,965       1,965
      Strategic Growth Fund. .............         23,019      39,493       13,554         329     686           --      77,081
      Value Opportunities Fund ...........             --          --          407          --      --           --         407

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Fund's, the Strategic Growth Fund's and the Value Opportunities Fund's amounts include losses acquired in connection with a prior and/or current year mergers Utilization of these capital loss carryovers are subject to annual limitations.

      For the period ended March 31, 2008, the Funds utilized losses deferred in prior years against current year capital gains as follows:

      Growth & Income Fund. .............. $   5,726
      Growth Opportunities Fund. .........       358
      Small-Cap Growth Fund. .............     6,932
      Strategic Growth Fund. .............    12,042
      Value Opportunities Fund. ..........     1,384

      The Mid-Cap Growth Fund and Strategic Growth Fund had $732 and $359, respectively, of capital loss carryover which expired in 2008.

                              PHOENIX EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal yearFor the fiscal period ended March 31, 2008, the Funds deferred and recognized post-October losses as follows:

                                     CAPITAL     CAPITAL      CURRENCY
                                       LOSS       LOSS          LOSS
                                    DEFERRED    RECOGNIZED   RECOGNIZED
                                    ---------   ----------   ----------
Growth & Income Fund .............  $ 5,071        $ --          $--
Growth Opportunities Fund ........    3,762          --           --
Income & Growth Fund .............       --          --           37
Small-Cap Sustainable Growth
  Fund ...........................       --          84           --
Small-Cap Value Fund .............   13,332          --           --
Strategic Growth Fund ............    1,052          --           --
Value Opportunities Fund .........    5,914         989           --

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedules of Investments) consist of the following:

                                                 UNDISTRIBUTED
                                 UNDISTRIBUTED     LONG-TERM
                                   ORDINARY         CAPITAL
                                    INCOME           GAINS
                                 -------------   -------------
All-Cap Growth Fund ..........      $ --             $3,323
Growth & Income Fund .........       923                 --
Income & Growth Fund .........       588              1,632
Quality Small-Cap Fund .......       290                  2
Small-Mid Cap Fund ...........        --              6,008

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11.   RECLASSIFICATION OF CAPITAL ACCOUNTS
      (amounts reported in 000s)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of March 31, 2008, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:


                                           CAPITAL PAID                   ACCUMULATED
                                               IN ON      UNDISTRIBUTED        NET
                                            SHARES OF          NET          REALIZED
                                            BENEFICIAL    INVESTMENT          GAIN
                                             INTEREST     INCOME (LOSS)      (LOSS)
                                           ------------   -------------   ------------
      All-Cap Growth Fund ................   $  (179)         $179          $    --
      Growth & Income Fund ...............        21            60              (81)
      Growth Opportunities Fund ..........      (183)          183               --
      Income & Growth Fund ...............       (52)          454             (402)
      Mid-Cap Growth Fund ................    (1,165)          433              732
      Quality Small-Cap Fund .............       (22)           22               --
      Small-Cap Growth Fund ..............      (457)          471              (14)
      Small-Cap Sustainable Growth Fund ..       (96)           96               --
      Small-Cap Value Fund ...............     5,550           774           (6,324)
      Small-Mid Cap Fund .................       (76)           96              (20)
      Strategic Growth Fund ..............    (1,278)          919              359
      Value Opportunities Fund ...........     3,227           109           (3,336)

                              PHOENIX EQUITY TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008

12.   PLANS OF REORGANIZATION
      (All  values except for per share amounts are reported in 000s)

      On February 22, 2008, the Phoenix Value Opportunities Fund("Value Opportunities") acquired all of the net assets of Phoenix Focused Value Fund("Focused Value") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 11, 2007. The acquisition was accomplished by a tax-free exchange of 2,309 Class A shares of Value Opportunities and 170 Class C shares of Value Opportunities (valued at $26,352 and $1,930, respectively) for 1,632 Class A shares of Focused Value, 125 and Class C shares of Focused Value outstanding on February 22, 2008. Focused Value had net assets on that date of $28,282 including $1,855 of net unrealized depreciation which were combined with those of Value Opportunities. The aggregate net assets of Value Opportunities immediately after the merger were $110,025. The shareholders of each class of Focused Value received for each share owned approximately 1.42 and 1.37 shares, respectively, of Class A and Class C shares of Value Opportunities.

      On November 16, 2007, the Phoenix Growth & Income Fund("Growth & Income") acquired all of the net assets of Phoenix Rising Dividends Fund("Rising Dividends") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on September 14, 2007. The acquisition was accomplished by a tax-free exchange of 309 Class A shares, 74 Class B shares, 76 Class C shares, and 1,954 Class I shares of Growth & Income (valued at $5,597, $1,285, $1,319 and $35,381, respectively for 384 Class A shares, 89 Class B shares, 91 Class C shares, and 2,421 Class I shares of Rising Dividends outstanding on November 16, 2007. Rising Dividends had net assets on that date of $43,581 including $5,106 of net unrealized depreciation which were combined with those of Growth & Income. The aggregate net assets of Growth & Income immediately after the merger were $302,870. The shareholders of each class of Rising Dividends received for each share owned approximately 0.81, 0.83, 0.83 and
      0.81 shares, respectively, of Class A, Class B, Class C and Class I shares of Growth & income.

      On September 21, 2007, the Phoenix Mid-Cap Growth Fund("Mid-Cap Growth") acquired all of the net assets of Phoenix Earnings Driven Growth Fund of Phoenix Opportunities Trust ("Earnings Driven Growth") pursuant to a reorganization approved by the Board of Trustees of Phoenix Opportunities Trust. The acquisition was accomplished by a tax-free exchange of 673 Class A shares of Mid-Cap Growth, 489 Class B shares of Mid-Cap Growth, 390 Class C shares of Mid-Cap Growth and 115 Class I shares (valued at $11,960, $7,717, $6,155, and $2,029, respectively) for 605 Class A shares of Earnings Driven Growth, 422 Class B shares of Earnings Driven Growth, 336 Class C shares of Earnings Driven Growth and 99 Class I shares of Earnings Driven Growth outstanding on September 21, 2007. Earnings Driven Growth had net assets on that date of $27,861 including $4,068 of net unrealized appreciation which were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $154,830. The shareholders of each class of Earnings Driven Growth received for each share owned approximately 1.11, 1.16, 1.16, and 1.16 shares, respectively, of Class A, Class B, Class C and Class I shares of Mid-Cap Growth.

      On July 13, 2007, the Phoenix Value Opportunities Fund("Value Opportunities") acquired all of the net assets of Phoenix Value Equity Fund("Value Equity") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on June 1, 2007. The acquisition was accomplished by a tax-free exchange of 2,769 Class A shares of Value Opportunities and 693 Class C shares of Value Opportunities (valued at $39,206, and $9,749, respectively) for 2,130 Class A shares of Value Equity and 553 Class C shares of Value Equity outstanding on July 13, 2007. Value Equity had net assets on that date of $48,955 including $9,066, of net unrealized depreciation which were combined with those of Value Opportunities. The aggregate net assets of Value Opportunities immediately after the merger were $104,542. The shareholders of each class of Value Equity received for each share owned approximately 1.30 and 1.25 shares, respectively, of Class A and Class C shares of Value Opportunities.

      On October 6, 2006, the Strategic Growth Fund acquired all of the net assets of the Phoenix Large-Cap Growth Fund("Large-Cap Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Strategic Equity Series Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,112 Class X shares, 8,665 Class A shares, 737 Class B shares, and 503 Class C shares of the Large-Cap Growth Fund outstanding on October 6, 2006 (valued at $10,446, $81,385, $6,239, and $4,267, respectively) for 827 Class X shares, 6,735 Class A shares, 559 Class B shares and 383 Class C shares of the Strategic Growth Fund outstanding on October 6, 2006. The Large-Cap Growth Fund had net assets on that date of $102,337 including $10,792 of net appreciation, which were combined with those of the Strategic Growth Fund. The aggregate net assets of Strategic Growth Fund immediately after the merger were $202,292. The shareholders of each Class of the Large-Cap Growth Fund received for each share owned approximately 1.35, 1.29, 1.32 and 1.31 shares, respectively, of Class X, Class A, Class B and Class C shares of the same class of the Strategic Growth Fund.

      On June 9, 2006, the shareholders of the Turner Strategic Growth Fund, formerly advised by Turner Investment Management LLC ("Turner"), pursuant to a Plan of Reorganization approved a tax-free reorganization in exchange for shares of the Growth Opportunities Fund. On June 9, 2006, the Growth Opportunities Fund acquired the assets and liabilities of the Strategic Growth Fund. The number and value of Class A shares issued by Growth Opportunities Fund were in amounts equal to the number and value of Class I shares held by Turner Strategic Growth Fund shareholders as of the reorganization date. The financial information of the Fund through June 9, 2006 is that of the Turner Strategic Growth Fund.

13.    OTHER

      On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners,
      Ltd ("PXP"), to PNX' shareholders. The Fund's Administrator and Transfer Agent PEPCO, a subsidiary of PXP, and the Funds' Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees and Shareholders of Phoenix Equity Trust

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position at March 31, 2008 of Phoenix All-Cap Growth Fund (formerly a series of Phoenix Investment Trust 06); Phoenix Growth & Income Fund (formerly a series of Phoenix Equity Series Fund); Phoenix Growth Opportunities Fund (formerly a series of Phoenix Opportunities Trust); Phoenix Income & Growth Fund (formerly a series of Phoenix Investment Series
Fund); Phoenix Mid-Cap Growth Fund (formerly a series of Phoenix Series Fund); Phoenix Quality Small-Cap Fund (formerly a series of Phoenix Investment Trust
97); Phoenix Small Cap Growth Fund (formerly a series of Phoenix Investment Trust 97); Phoenix Small Cap Sustainable Growth Fund, Phoenix Small Cap Value Fund (formerly a series of Phoenix Investment Trust 97); Phoenix Small-Mid Cap Fund (formerly a series of Phoenix Asset Trust); Phoenix Strategic Growth Fund (formerly a series of Phoenix Strategic Equity Series Fund); and Phoenix Value Opportunities Fund (each a series of Phoenix Equity Trust, hereafter referred to as the "Trust"), at March 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for Phoenix All-Cap Growth Fund, Phoenix Growth & Income Fund, Phoenix Income & Growth Fund, Phoenix Mid-Cap Growth Fund, Phoenix Quality Small-Cap Fund, Phoenix Small Cap Growth Fund, Phoenix Small Cap Sustainable Growth Fund, Phoenix Small Cap Value Fund, Phoenix Small-Mid Cap Fund, Phoenix Strategic Growth Fund, and Phoenix Value Opportunities Fund for each of the periods indicated and the financial highlights for Phoenix Growth Opportunities Fund for each of the periods indicated beginning with the period ended September 30, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The Financial Highlights for each of the three years in the period ended September 30, 2005 for Phoenix Growth Opportunities Fund were audited by other independent accountants whose report dated November 18, 2005, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPER LLP

Boston, Massachusetts
May 19, 2008

                              PHOENIX EQUITY TRUST
                                 MARCH 31, 2008

                             TAX INFORMATION NOTICE
                                   (UNAUDITED)

For the fiscal period ended March 31, 2008, for federal income tax purposes, the following percentages of the ordinary income dividends earned by the Funds qualify for the dividends received deduction for corporate shareholders:

Growth & Income Fund                           100%
Income & Growth Fund                            31
Quality Small-Cap Fund                         100
Value Opportunities Fund                       100

For the fiscal period ended March 31, 2008, the Funds hereby designate the below percentages, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

Growth & Income Fund                           100%
Income & Growth Fund                            31
Quality Small-Cap Fund                         100
Value Opportunities Fund                       100

For the fiscal period ended March 31, 2008, the Funds designate the amounts below, or if subsequently different, as long term capital gains dividends (reported in 000s):

All-Cap Growth Fund                      $   3,323
Income & Growth Fund                        11,634
Quality Small-Cap Fund                           2
Small-Cap Value Fund                            46
Small-Mid Cap Fund                           3,625
Value Opportunities Fund                        74

                            CONSIDERATION OF ADVISORY
                           AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                                  (UNAUDITED)

      The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

      In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

      NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds (1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

      With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

      After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

      While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

      The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                            CONSIDERATION OF ADVISORY
                           AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                           MARCH 31, 2008 (CONTINUED)
                                  (UNAUDITED)

      After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

      The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

      MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

      The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

      ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

      In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ALL-CAP GROWTH FUND, PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX GROWTH & INCOME FUND, PHOENIX GROWTH OPPORTUNITIES FUND, PHOENIX INCOME & GROWTH FUND, PHOENIX MID-CAP GROWTH FUND, PHOENIX MID-CAP VALUE FUND, PHOENIX QUALITY SMALL-CAP FUND, PHOENIX SMALL-CAP GROWTH FUND, PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND, PHOENIX SMALL-CAP VALUE FUND, PHOENIX SMALL-MID CAP FUND, PHOENIX STRATEGIC GROWTH FUND AND PHOENIX VALUE OPPORTUNITIES FUND (EACH, A "FUND")

      Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Equity Trust. Although newly formed, the above-referenced Funds have taken on all of the attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                             FUND MANAGEMENT TABLES
                                   (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust as of March 31, 2008, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

  NAME, ADDRESS,
YEAR OF BIRTH,
YEAR ELECTED AND                             PRINCIPAL OCCUPATION(s)
 NUMBER OF FUNDS                             DURING PAST 5 YEARS AND
   OVERSEEN                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway*       Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present). Director, Urstadt Biddle Property
YOB: 1929               Corp.(license monitor).
Elected:
53 Funds
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne*    Retired.
YOB: 1929
Elected:
53 Funds
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries*    Retired.
YOB: 1930
Elected:
56 Funds
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.        Managing Director, Almanac Capital Management (commodities business) (since 2007). Partner, Stonington
YOB: 1939               Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios).
Elected:
53 Funds
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M.            Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).
McNamara
YOB: 1951
Elected:
55 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates          Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
YOB: 1946               (formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel  Financial.
Elected:                Chairman and Trustee, John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios).
53 Funds                Non-Executive Chairman, Hudson Castle Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson     Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected:
53 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J.          Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a director of several non-U.S.
Verdonck                companies.
YOB: 1942
Elected:
53 Funds
------------------------------------------------------------------------------------------------------------------------------------

---------
* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May 2008.

                             FUND MANAGEMENT TABLES
                             (UNAUDITED) (CONTINUED)

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

   NAME, ADDRESS,
   YEAR OF BIRTH,
  YEAR ELECTED AND                               PRINCIPAL OCCUPATION(s)
  NUMBER OF FUNDS                                DURING PAST 5 YEARS AND
     OVERSEEN                               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)      Senior Executive Vice President and President, Asset Management (2007-present), Senior Vice President and
YOB: 1964                 Chief Operating Officer, Asset Management (2004-2007), Vice President and Chief of Staff (2001-2004),
Elected:                  The Phoenix Companies, Inc. Director and President (2006-present), Chief Operating Officer (2004-2006),
55 Funds                  Vice President, Finance, (2001-2002), Phoenix Investment Partners, Ltd. Various senior officer and directorship positions with Phoenix affiliates. President (2006-present), Executive Vice President
                          (2004-2006), the Phoenix Funds Family. Chairman, President and Chief Executive Officer, The Zweig Fund
                          Inc. and The Zweig Total Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(5)   Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group International Holdings Ltd.
YOB: 1946                 (Insurance), World Trust Fund and KBC Asset Management, Ltd.
Elected:
73 Funds
------------------------------------------------------------------------------------------------------------------------------------


-----------
(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Mr. McLoughlin is treated as an "interested person," as defined in the Investment Company Act of 1940, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.

                             FUND MANAGEMENT TABLES
                             (UNAUDITED) (CONTINUED)

                   OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

                     POSITION(s) HELD WITH
NAME, ADDRESS AND     TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(s)
  YEAR OF BIRTH          TIME SERVED                                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G.            Senior Vice President         Vice President, Head of Asset Management Operations (2007-present), Vice President
Curtiss             since 2006.                   (2003-2007), Phoenix Investment Partners, Ltd. Assistant Treasurer (2001-present),
YOB: 1952                                         Phoenix Equity Planning Corporation. Ms. Curtiss is also Treasurer of various other investment companies within the PhoenixFund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch        Vice President and            Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present). Vice
c/o Zweig-DiMenna   Chief Compliance Officer      President, The Zweig Total Return Fund, Inc. (2004-present). Vice President, The
Associates, LLC     since 2004.                   Zweig Fund, Inc. (2004-present). President and Director of Watermark Securities,
900 Third Avenue                                  Inc.(1991-present). Assistant Secretary, Gotham Advisors Inc. (1990-2005).
New York, NY 10022
YOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley  Chief Financial Officer and   Vice President, Fund Administration (2007-present), Second Vice President, Fund
YOB: 1972           Treasurer since 2005.         Control & Tax (2004-2006), Phoenix Investment Partners, Ltd. Vice President,
                                                  Chief Financial Officer, Treasurer and Principal Accounting Officer or Chief
                                                  Financial  Officer and Treasurer (2005-present), Assistant Treasurer (2004-2006), certain funds within the Phoenix Funds Complex. Senior Manager, Audit, Deloitte &
                                                  Touche, LLP (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr       Vice President,               Vice President and Counsel, Phoenix Life Insurance Company (2005-present).
One American Row    Chief Legal Officer,          Compliance Officer of Investments and Counsel, Travelers Life & Annuity Company
Hartford, CT 06102  Counsel and                   (January 2005-May 2005). Assistant General Counsel, The Hartford Financial
YOB: 1954           Secretary since 2005.         Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                              INVESTMENT ADVISER
George R. Aylward                                     Phoenix Investment Counsel, Inc.
E. Virgil Conway                                      56 Prospect Street
Harry Dalzell-Payne                                   Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                      PRINCIPAL UNDERWRITER
Philip R. McLoughlin, Chairman                        Phoenix Equity Planning Corporation
Geraldine M. McNamara                                 One American Row
James M. Oates                                        Hartford, CT 06103-2899
Richard E. Segerson
Ferdinand L.J. Verdonck                               TRANSFER AGENT
                                                      Phoenix Equity Planning Corporation
OFFICERS                                              One American Row
George R. Aylward, President                          Hartford, CT 06103-2899
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief                CUSTODIANS
   Compliance Officer                                 PFPC Trust Company
W. Patrick Bradley, Chief Financial Officer           8800 Tinicum Boulevard
   and Treasurer                                      Philadelphia, PA 19155-3111
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary                              State Street Bank and Trust Company
                                                      P.O. Box 5501
                                                      Boston, MA 02206-5501

                                                      INDEPENDENT REGISTERED PUBLIC
                                                      ACCOUNTING FIRM
                                                      PricewaterhouseCoopers LLP
                                                      125 High Street
                                                      Boston, MA 02110-1707

                                                      HOW TO CONTACT US
                                                      Mutual Fund Services                1-800-243-1574
                                                      Advisor Consulting Group            1-800-243-4361
                                                      Telephone Orders                    1-800-367-5877
                                                      Text Telephone                      1-800-243-1926
                                                      Web site                          PHOENIXFUNDS.COM

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

(PHOENIX LOGO)                                                     PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 LANCASTER, PA
                                                                  PERMIT 1793

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


PXP5119                                                                     3-08
BPD34665

                                                                [LOGO OMITTED]
                                                                    PHOENIX


--------------------------------------------------------------------------------

                                                                 ANNUAL REPORT





Phoenix Balanced Fund












                           |                      |   WOULDN'T YOU RATHER
                           |                      |   HAVE THIS DOCUMENT
                           |                      |   E-MAILED TO YOU?
                           |                      |   ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                |                      |   SIGN UP FOR E-DELIVERY AT
PHOENIX EQUITY TRUST       |    March 31, 2008    |   PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED           |  NO BANK GUARANTEE   |        MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Glossary..................................................................     3

Disclosure of Fund Expenses...............................................     4

Fund Summary..............................................................     6

Schedule of Investments...................................................     9

Statement of Assets and Liabilities.......................................    26

Statements of Operations..................................................    27

Statements of Changes in Net Assets.......................................    28

Financial Highlights......................................................    30

Notes to Financial Statements.............................................    32

Report of Independent Registered Public Accounting Firm...................    42

Fund Management Tables....................................................    47




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear PhoenixFunds Shareholder:

[PHOTO OMITTED - George R. Aylward]

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably--it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The commentary from your fund's management team is intended to provide context around the performance.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.



Sincerely yours,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds

APRIL 2008










PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY


ABS
Asset-Backed Securities

AMBAC
American Municipal Bond Assurance Corporation

BALANCED FUND COMPOSITE INDEX
A composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

CMBS
Commercial Mortgage-Backed Securities

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

MBS
Mortgage-Backed Securites

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.










THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                              PHOENIX BALANCED FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 - MARCH 31, 2008


   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of a Fund in the Equity Trust, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Equity Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and does not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                              PHOENIX BALANCED FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 - MARCH 31, 2008


                    Beginning           Ending                     Expenses
                     Account            Account      Annualized      Paid
                      Value              Value        Expense       During
                 October 1, 2007    March 31, 2008     Ratio        Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00         $  937.10        1.12%       $5.42
Class B               1,000.00            932.70        1.87         9.04
Class C               1,000.00            932.70        1.88         9.08

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00          1,019.33        1.12         5.67
Class B               1,000.00          1,015.53        1.87         9.47
Class C               1,000.00          1,015.48        1.88         9.52


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
PHOENIX BALANCED FUND                                            A Share: PHLBX
                                                                 B Share: PBCBX
                                                                 C Share: PSBCX


[ ] PHOENIX BALANCED FUND ("BALANCED FUND" OR THE "FUND") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital.

[ ] For the fiscal period of November 1, 2007 to March 31, 2008, the Fund's
    Class A shares returned -7.62%*, Class B shares returned -7.94%* and Class C shares returned -7.94%*. For the same period, the S&P 500(R) Index, a broad-based equity index, returned -13.83%*; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 4.30%*; and the Fund's Composite Index, which is the Fund's style-specific index appropriate for comparison, returned -6.87%*.

*   RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND'S EQUITY PORTFOLIO PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

[ ] Broad U.S. stock market indices posted negative returns for the fiscal period ended March 31, 2008. Volatility returned to the stock market with a vengeance as home prices plunged, foreclosures escalated, credit spreads widened, commodity prices spiked and the U.S. dollar fell.

[ ] In order to stabilize the markets, the Federal Reserve (the "Fed") began a campaign of lowering interest rates and providing liquidity to both commercial and investment banks.

[ ] In terms of style benchmarks, large cap stocks outperformed small cap issues and large growth fell less than large value.

[ ] In terms of sector performance, the Utility, Materials and Consumer Staples sectors had the least negative impact on the fund's performance. The top five individual stock contributors were Occidental Petroleum, Universal Corporation, Wal-Mart Stores, Massey Energy and Tyco International.

[ ] The sectors that most adversely affected the returns were Financials, Information Technology and Health Care. The bottom five individual stock contributors were Microsoft, Merck, Cisco Systems, American International Group and Bank of America.

HOW DID THE FUND'S FIXED INCOME PORTFOLIO PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

[ ] The broad U.S. fixed income market, as represented by the Lehman Brothers
    Aggregate Bond Index returned 4.30% for the 5 month period ended March 31, 2008.

[ ] Since October 31, 2007 the Fed has cut the federal funds rate by a total of 2.25%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, leading to lower than expected economic growth. Since the beginning of the period the yield curve has steepened, with rates declining across the curve.

[ ] The credit environment during the five month period ending March 31, 2008 was extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. These fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused treasuries to outperform all spread sectors.



   For information regarding the indexes and certain investment terms see the glossary on page 3.

[ ] The decision to maintain an underweight to U.S. Treasuries in favor of spread sectors was one of the largest detractors to performance for the five month period ended March 31, 2008. Treasuries outperformed as concerns over sub-prime sparked a flight to quality, causing spreads in many sectors to widen. This environment typically does not favor our style of investing, however, our ability to be tactical in our use of high quality substitutes for investment grade corporates contributed positively to performance for the period.

[ ] Exposure to corporate high yield, non agency residential mortgage backed securities, and asset backed securities were also detractors to performance for the five month period ending March 31, 2008. These sectors under-performed due to continued fall-out from the sub-prime mortgage market crisis.

[ ] The largest positive contributor to performance was the fund's exposure to agency mortgage backed securities, although the underweight relative to the index hurt performance. Recently, the sector's performance was aided by aggressive actions of the Fed in expanding the Term Securities Lending Facility (TSLF) allowing MBS, CMBS, and some ABS as collateral and also allowing investment banks access to the discount window via the Primary Dealer Credit Facility (PDCF).

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

THE FUND INVESTS IN SECURITIES GUARANTEED BY THE U.S. GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.

THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.

FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

THE FUND MAY INVEST IN NON-INVESTMENT GRADE (SOMETIMES CALLED JUNK) BONDS. THESE LOWER QUALITY, NON-RATED SECURITIES PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER RATED SECURITIES.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

ASSET ALLOCATION as of 3/31/08*
------------------------------------------------
Domestic Common Stocks                     57%
------------------------------------------------
Non-Agency Mortgage-Backed Securities      11
------------------------------------------------
Domestic Corporate Bonds                    9
------------------------------------------------
Agency Mortgage-Backed Securities           6
------------------------------------------------
Municipal Bonds                             4
------------------------------------------------
Foreign Corporate Bonds                     3
------------------------------------------------
Asset-Backed Securities                     2
------------------------------------------------
Other (includes short-term investments)     8
------------------------------------------------
*% of total investments as of March 31, 2008.



   For information regarding the indexes and certain investment terms see the glossary on page 3.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/08
-----------------------------------------------------------------------------------------------
                                                                       Inception
                                          1           5        10         to       Inception
                                         Year       Years     Years     3/31/08      Date
-----------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                -1.62%      7.99%     4.73%       --             --
-----------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)              -7.28       6.72      4.11        --             --
-----------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                -2.43       7.18      3.94        --             --
-----------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)             -6.01       7.18      3.94        --             --
-----------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                -2.43         --        --      4.57%       4/19/05
-----------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)             -2.43         --        --      4.57        4/19/05
-----------------------------------------------------------------------------------------------
S&P 500(R) INDEX                        -5.08      11.32      3.52      6.79        4/19/05
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX     7.67       4.58      6.04      5.11        4/19/05
-----------------------------------------------------------------------------------------------
COMPOSITE INDEX FOR BALANCED FUND        0.03       8.71      4.84      6.23        4/19/05
-----------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: 1.12%; B SHARES: 1.87%; C SHARES: 1.87%.
-----------------------------------------------------------------------------------------------

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES, AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.


GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION ARE AS FOLLOWS:

                                                        Lehman       Composite
                                                       Brothers      Index for
               Share         Share      S&P 500(R)     Aggregate     Balanced
              Class A       Class B       Index       Bond Index       Fund
3/31/98       $ 9,425       $10,000      $10,000       $10,000       $10,000
3/31/99        10,620        11,185       11,858        10,649        11,425
3/31/00        11,723        12,254       14,022        10,848        12,768
3/31/01        11,020        11,430       10,957        12,207        11,592
3/31/02        11,592        11,937       10,984        12,860        11,904
3/31/03        10,185        10,403        8,265        14,364        10,565
3/31/04        12,596        12,783       11,168        15,140        12,952
3/31/05        12,913        12,997       11,913        15,314        13,538
3/31/06        13,848        13,843       13,311        15,660        14,611
3/37/07        15,204        15,082       14,886        16,692        16,037
3/31/08        14,958        14,716       14,130        17,972        16,042


   For information regarding the indexes and certain investment terms see the glossary on page 3.

                              PHOENIX BALANCED FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

U.S. GOVERNMENT SECURITIES--0.8%

U.S. TREASURY BONDS--0.2%
U.S. Treasury Bond
  4.500% due 2/15/36                            $ 1,645     $  1,699
                                                            --------

U.S. TREASURY NOTES--0.6%
U.S. Treasury Note
  2.875% due 1/31/13                              4,800        4,893
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,273)                                       6,592
--------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--6.3%

FHLMC R010-AB
  5.500% due 12/15/19                             1,708        1,758
FNMA
  6.000% due 5/1/17                                 245          253
  4.500% due 4/1/19                                 468          467
  4.500% due 6/1/19                               6,830        6,819
  4.000% due 7/1/19                                  74           73
  4.000% due 6/1/20                               1,649        1,609
  5.000% due 6/1/20                               6,412        6,487
  5.000% due 8/1/20                                 108          109
  6.000% due 12/1/32                                457          471
  5.000% due 4/1/34                               2,500        2,479
  5.500% due 4/1/34                                 909          920
  5.500% due 5/1/34                               4,460        4,514
  6.000% due 5/1/34                                 905          930
  5.500% due 6/1/34                               2,017        2,041
  5.500% due 7/1/34                               2,552        2,582
  6.000% due 7/1/34                                 769          791
  5.000% due 8/1/34                                 655          649
  5.500% due 9/1/34                               1,209        1,224
  6.000% due 10/1/34                                304          312
  5.000% due 1/1/35                               2,995        2,971
  6.000% due 5/1/35                                 560          575
  5.000% due 6/1/35                               2,623        2,600
  5.500% due 6/1/35                               1,055        1,066
  5.500% due 8/1/35                               1,034        1,046
  5.500% due 10/1/35                                830          839
  5.000% due 11/1/35                              1,317        1,306
  5.500% due 5/1/36                               1,016        1,027
  6.000% due 5/1/36                                 896          919
  5.500% due 4/1/37                                 956          966


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

FNMA 04-W6, 1A4
  5.500% due 7/25/34                            $ 1,664     $  1,606
GNMA
  6.500% due 8/15/23                                 91           95
  6.500% due 11/15/23                             1,094        1,143
  6.500% due 12/15/23                               202          210
  6.500% due 1/15/24                                695          728
  6.500% due 2/15/24                                673          705
  6.500% due 3/15/24                                347          363
  6.500% due 4/15/24                                562          587
  6.500% due 5/15/24                                 11           11
  6.500% due 1/15/26                                272          284
  6.500% due 2/15/26                                 65           69
  6.500% due 3/15/26                                228          240
  6.500% due 4/15/26                                200          209
  6.500% due 6/15/28                                 50           52
  6.500% due 7/15/31                                220          230
  6.500% due 11/15/31                                36           37
  6.500% due 2/15/32                                 71           75
  6.500% due 3/15/32                                 51           53
  6.500% due 4/15/32                                 85           89
  6.000% due 8/15/32                                801          830
--------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $54,896)                                     55,419
--------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.9%

FHLB
  6.000% due 6/29/22                              1,950        2,050
FHLMC
  5.200% due 3/5/19                               5,275        5,368
--------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $7,103)                                       7,418
--------------------------------------------------------------------

MUNICIPAL BONDS--3.8%

CALIFORNIA--0.9%
Alameda Corridor Transportation
  Authority Series C Taxable
  (MBIA Insured)
  6.600% due 10/1/29                              2,750        2,842



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

CALIFORNIA--CONTINUED
Alameda Corridor Transportation
  Authority Taxable Subordinate
  Series D (MBIA Insured)
  6.250% due 10/1/14                            $   500     $    542
Contra Costa County Pension
  Obligation Taxable
  (FSA Insured)
  6.100% due 6/1/11                                 500          535
San Luis Obispo County Pension
  Obligation Taxable Series A
  (MBIA Insured)
  3.940% due 9/1/12                                 330          328
Sonoma County Pension Obligation
  Taxable (FSA Insured)
  6.625% due 6/1/13                               3,195        3,384
                                                            --------
                                                               7,631
                                                            --------

DELAWARE--0.3%
Delaware Transportation Authority
  Motor Fuel Tax Revenue Series A
  (MBIA Insured)
  5.000% due 7/1/19                               2,705        2,888
                                                            --------

FLORIDA--0.1%
Miami-Dade County Educational
  Facilities Authority Taxable
  Series C
  5.480% due 4/1/16                                 650          670
                                                            --------

MAINE--0.1%
Bangor Pension Obligation Taxable
  Series B (FGIC Insured)
  5.940% due 6/1/13                                 675          725
                                                            --------

MASSACHUSETTS--0.2%
Commonwealth of Massachusetts
  General Obligation Series C
  (FSA Insured)
  5.500% due 12/1/17                              1,390        1,582
                                                            --------

MINNESOTA--0.5%
State of Minnesota
  5.000% due 8/1/19                               3,700        4,010
                                                            --------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

MISSISSIPPI--0.0%
Mississippi Development Bank
  Jackson County Special
  Obligation Taxable Series A
  (FSA Insured)
  5.000% due 6/1/11                             $   340     $    352
                                                            --------

MISSOURI--0.1%
Missouri State Highways & Transit
  Commission State Road Revenue
  5.000% due 5/1/16                               1,075        1,182
                                                            --------

NEW JERSEY--0.1%
Monroe Township Pension
  Obligation Taxable
  5.000% due 8/15/13                                590          615
New Jersey Turnpike Authority
  Taxable Series B
  (AMBAC Insured)
  4.252% due 1/1/16                                 150          147
New Jersey Turnpike Authority
  Taxable Series B
  Prerefunded @ 100. 1/1/15
  (AMBAC Insured)
  4.252% due 1/1/16                                   5            5
                                                            --------
                                                                 767
                                                            --------

NEW YORK--0.0%
City of Buffalo Taxable Series A
  (AMBAC Insured)
  4.710% due 2/1/13                                 420          428
                                                            --------

PENNSYLVANIA--0.6%
City of Pittsburgh Pension
  Obligation Taxable Series A
  (FGIC Insured)
  6.500% due 3/1/14                               1,100        1,196
City of Pittsburgh Pension
  Obligation Taxable Series C
  (FGIC Insured)
  6.500% due 3/1/17                               1,800        1,975
Philadelphia School District
  Taxable Series C
  (FSA Insured)
  4.430% due 7/1/11                               1,780        1,810
                                                            --------
                                                               4,981
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

TEXAS--0.8%
City of Austin Public Property
  Commission
  5.000% due 9/1/17                             $ 2,480     $  2,714
City of Dallas
  5.000% due 2/15/17                              3,750        4,095
State of Texas Taxable
  Series C
  4.700% due 8/1/09                                 625          635
                                                            --------
                                                               7,444
                                                            --------

VIRGINIA--0.1%
Tobacco Settlement Financing
  Corp. Taxable Series A-1
  6.706% due 6/1/46                               1,000          907
                                                            --------
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $32,806)                                     33,567
--------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.3%

AmeriCredit Automobile
  Receivables Trust 06-BG, A3
  5.210% due 10/6/11                              1,938        1,912
Associates Manufactured
  Housing Pass Through
  Certificate 97-2, A6
  7.075% due 3/15/28(c)                             702          727
Bayview Financial Acquisition
  Trust 06-A, 1A2
  5.483% due 2/28/41(c)                           3,250        3,056
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18(c)                             735          694
Capital One Auto Finance
  Trust 07-B, A3A
  5.030% due 4/15/12                              1,100        1,068
Carmax Auto Owner
  Trust 07-2, A3
  5.230% due 12/15/11                             2,159        2,203
DaimlerChrysler Auto
  Trust 05-A, B
  3.880% due 7/8/11                               1,200        1,203
Dunkin Securitization
  06-1, M1 144A
  8.285% due 6/20/31(b)                           1,025          897
GMAC Mortgage Corp. Loan
  Trust 05-HE2, A3
  4.622% due 11/25/35(c)                            875          830


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

GMAC Mortgage Corp. Loan
  Trust 07-HE1, A2
  5.621% due 8/25/37(c)                         $ 1,000     $    869
JPMorgan Mortgage Acquisition
  Corp. 06-CW2, AF3
  5.777% due 8/25/36(c)                           1,500        1,463
JPMorgan Mortgage Acquisition
  Corp. 06-CW2, AF4
  6.080% due 8/25/36(c)                           1,700        1,376
Renaissance Home Equity
  Loan Trust 06-1, AF2
  5.533% due 5/25/36(c)                             928          919
Residential Funding
  Mortgage Securities II,
  Inc. 06-HSA1, A3
  5.230% due 2/25/36(c)                             190          122
Wachovia Auto Loan Owner
  Trust 06-2A, A3 144A
  5.230% due 8/22/11(b)                           2,665        2,689
--------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $20,960)                                     20,028
--------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.2%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
  7.625% due 6/15/12                                800          823
Rockwell Collins, Inc.
  4.750% due 12/1/13                              1,000        1,060
                                                            --------
                                                               1,883
                                                            --------

AIRLINES--0.6%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                              2,246        1,999
Continental Airlines,
  Inc. 98-1A
  6.648% due 9/15/17                              1,251        1,232
JetBlue Airways Corp. 04-2
  6.165% due 11/15/08(c)                            959          949
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                 657          650
                                                            --------
                                                               4,830
                                                            --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc.
  5.750% due 3/15/17                                221          214
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Mellon
  Corp. (The)
  4.950% due 11/1/12                            $   950     $    973
BlackRock, Inc.
  6.250% due 9/15/17                              1,025        1,049
Janus Capital Group, Inc.
  6.250% due 6/15/12                                525          533
                                                            --------
                                                               2,555
                                                            --------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
  6.500% due 11/15/13                               425          448
                                                            --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
  7.000% due 4/15/14                                830          741
                                                            --------

BROADCASTING & CABLE TV--0.1%
Comcast Corp.
  5.300% due 1/15/14                                575          564
Time Warner Cable, Inc.
  5.850% due 5/1/17                                 435          417
                                                            --------
                                                                 981
                                                            --------

BUILDING PRODUCTS--0.1%
Masco Corp.
  5.850% due 3/15/17                                540          492
Owens Corning, Inc.
  6.500% due 12/1/16                                180          149
                                                            --------
                                                                 641
                                                            --------

CASINOS & GAMING--0.1%
MGM MIRAGE
  8.500% due 9/15/10                                 85           88
Seneca Gaming Corp.
  Series B
  7.250% due 5/1/12                                 765          725
                                                            --------
                                                                 813
                                                            --------

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
  5.500% due 2/22/16                                840          869
                                                            --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.0%
Terex Corp.
  7.375% due 1/15/14                                390          388
                                                            --------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(d)                         $   835     $    794
Vulcan Materials Co.
  5.600% due 11/30/12                               665          676
                                                            --------
                                                               1,470
                                                            --------

CONSUMER FINANCE--0.9%
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                480          418
  9.875% due 8/10/11                                835          745
  8.708% due 4/15/12(c)                             175          165
  7.800% due 6/1/12                                 770          636
GMAC LLC
  6.875% due 9/15/11                                490          375
  6.875% due 8/28/12                                415          316
  6.750% due 12/1/14                                400          283
SLM Corp.
  5.560% due 2/1/10(c)                            5,550        4,496
                                                            --------
                                                               7,434
                                                            --------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial
  Solutions, Inc.
  6.125% due 6/1/17                                 900          845
First Data Corp. 144A
  9.875% due 9/24/15(b)                             375          309
                                                            --------
                                                               1,154
                                                            --------

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A
  5.486% due 12/29/49(b) (c)                      2,700        2,288
Wachovia Corp.
  4.875% due 2/15/14                              1,145        1,115
                                                            --------
                                                               3,403
                                                            --------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
  6.300% due 7/1/17                                 750          765
                                                            --------

ELECTRIC UTILITIES--0.3%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                             390          423
Dominion Resources, Inc.
  Series D
  5.000% due 3/15/13                                525          536


                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

ELECTRIC UTILITIES--CONTINUED
Entergy Gulf States, Inc.
  5.250% due 8/1/15                             $   300     $    284
Great River Energy 144A
  5.829% due 7/1/17(b)                            1,025        1,046
Midwest Generation LLC
  Series B
  8.560% due 1/2/16                                 326          353
                                                            --------
                                                               2,642
                                                            --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
  4.850% due 11/15/10                             2,000        2,111
                                                            --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18(b)                             610          592
                                                            --------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc.
  5.000% due 3/15/14                                175          172
                                                            --------

FOOD RETAIL--0.2%
Kroger Co. (The)
  6.800% due 12/15/18                               420          452
  6.150% due 1/15/20                                662          680
Safeway, Inc.
  6.350% due 8/15/17                                600          634
                                                            --------
                                                               1,766
                                                            --------

GAS UTILITIES--0.1%
AmeriGas Partners LP
  7.250% due 5/20/15                              1,000          990
                                                            --------

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc.
  6.000% due 6/15/17                                560          571
                                                            --------

HEALTH CARE FACILITIES--0.1%
HCA, Inc.
  9.250% due 11/15/16                             1,000        1,040
                                                            --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                 930          936
                                                            --------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
  6.125% due 1/15/16                            $   925     $    908
                                                            --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                875          803
                                                            --------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The)
  7.750% due 10/15/15                               780          790
                                                            --------

INDUSTRIAL MACHINERY--0.6%
ITW Cupids Financing
  Trust I 144A
  6.550% due 12/31/11(b)                          5,000        5,338
                                                            --------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co.
  6.250% due 1/15/13                                640          582
Qwest Corp.
  7.875% due 9/1/11                                 410          409
  6.500% due 6/1/17                                 570          515
Verizon Communications, Inc.
  4.900% due 9/15/15                                720          697
                                                            --------
                                                               2,203
                                                            --------

INVESTMENT BANKING & BROKERAGE--0.7%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                 900          930
Goldman Sachs Group,
  Inc. (The)
  5.950% due 1/18/18                                705          698
  6.150% due 4/1/18                               1,100        1,098
Lehman Brothers
  Holdings, Inc.
  6.000% due 7/19/12                              1,250        1,234
  5.625% due 1/24/13                                390          379
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                905          715
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17(d)                             860(g)       429
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17(b)(d)                        1,250(g)       599
                                                            --------
                                                               6,082
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.
  6.300% due 9/15/17                            $   775     $    810
                                                            --------

LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp.
  4.750% due 1/30/14                                850          894
                                                            --------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                                 25           25
                                                            --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                 685          707
                                                            --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                840          825
                                                            --------

OFFICE ELECTRONICS--0.1%
Xerox Corp.
  6.750% due 2/1/17                               1,040        1,098
                                                            --------

OFFICE REITS--0.1%
HRPT Properties Trust
  5.750% due 11/1/15                                900          807
                                                            --------

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc.
  4.750% due 5/15/18                              1,250        1,198
                                                            --------

OIL & GAS DRILLING--0.0%
Nabors Industries, Inc. 144A
  6.150% due 2/15/18(b)                             425          435
                                                            --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions
  Group, Inc. 144A
  9.500% due 1/15/16(b)                             230          231
                                                            --------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Plains Exploration & Production Co.
  7.750% due 6/15/15                                415          416
Southwestern Energy Co. 144A
  7.500% due 2/1/18(b)                              900          936
                                                            --------
                                                               1,352
                                                            --------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A
  5.200% due 9/15/12(b)                         $ 1,000     $  1,059
Tesoro Corp.
  6.500% due 6/1/17                                 870          783
                                                            --------
                                                               1,842
                                                            --------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
  Buckeye Partners LP
  6.050% due 1/15/18                                250          255
Kinder Morgan Management Co.
  5.700% due 1/5/16                               2,420        2,305
NGPL Pipe Co. LLC 144A
  6.514% due 12/15/12(b)                            925          961
TEPPCO Partners LP
  7.625% due 2/15/12                                420          447
                                                            --------
                                                               3,968
                                                            --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
Bank of America Corp.
  5.750% due 12/1/17                                545          564
General Electric Capital Corp.
  5.375% due 10/20/16                             1,200        1,218
International Lease Finance Corp.
  4.750% due 1/13/12                                875          847
JPMorgan Chase & Co.
  5.250% due 5/1/15                                 800          795
                                                            --------
                                                               3,424
                                                            --------

PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co.
  5.000% due 12/3/12                                175          184
Tyson Foods, Inc.
  6.850% due 4/1/16                                 235          235
                                                            --------
                                                                 419
                                                            --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC
  and Verso Paper, Inc.
  Series B
  6.986% due 8/1/14(c)                              296          252
                                                            --------

REGIONAL BANKS--0.3%
SunTrust Banks, Inc.
  5.250% due 11/5/12                                980          966
Zions Bancorporation
  5.650% due 5/15/14                              1,750        1,669
                                                            --------
                                                               2,635
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

SPECIALIZED FINANCE--0.2%
CIT Group Holdings, Inc.
  5.400% due 1/30/16                            $ 1,000     $    791
Rabobank Capital Funding II 144A
  5.260% due 12/29/49(b) (c)                      1,300        1,116
                                                            --------
                                                               1,907
                                                            --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                600          575
Realty Income Corp.
  6.750% due 8/15/19                                400          379
                                                            --------
                                                                 954
                                                            --------

THRIFTS & MORTGAGE FINANCE--0.0%
Residential Capital LLC
  8.125% due 11/21/08                               415          288
                                                            --------

TOBACCO--0.1%
Reynolds American, Inc.
  7.300% due 7/15/15                                950          986
                                                            --------
--------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $83,119)                                     80,590
--------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--11.3%

Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                              3,638        3,544
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.443% due 2/25/36(c)                           1,955        1,764
Bear Stearns Commercial
  Mortgage Securities
  06-PW12, A4
  5.711% due 9/11/38(c)                           2,400        2,421
Bear Stearns Commercial
  Mortgage Securities
  07-PW18, AM
  6.084% due 6/11/50(c)                           2,250        2,088
Citigroup Mortgage Loan
  Trust, Inc. 05-5, 2A3
  5.000% due 8/25/35                              1,500        1,508
Citigroup/Deutsche Bank
  Commercial Mortgage
  Trust 05-CD1, AM
  5.225% due 7/15/44(c)                           2,240        2,146


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

Citigroup/Deutsche Bank
  Commercial Mortgage
  Trust 06-CD2, A4
  5.362% due 1/15/46(c)                         $ 3,120     $  3,079
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                              2,129        2,116
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                              2,767        2,675
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                              2,858        2,499
Credit Suisse First Boston
  Mortgage Securities Corp.
  98-C1, B
  6.590% due 5/17/40                              1,000        1,000
Credit Suisse First Boston
  Mortgage Securities Corp.
  99-C1, A2
  7.290% due 9/15/41                                245          251
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.555% due 2/15/39(c)                           5,490        5,471
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35(b)                           2,510        2,463
DLJ Commercial Mortgage
  Corp. 98-CF2, A1B
  6.240% due 11/12/31                             2,596        2,601
First Horizon Asset Securities,
  Inc. 05-AR1, 2A1
  5.005% due 4/25/35(c)                           2,144        2,147
First Union - Lehman
  Brothers - Bank of America
  98-C2, A2
  6.560% due 11/18/35                                36           35
GE Capital Commercial Mortgage
  Corp. 04-C3, A4
  5.189% due 7/10/39(c)                             350          352
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7
  5.317% due 6/10/36(c)                             500          499
GS Mortgage Securities Corp.
  II 05-GG4, AJ
  4.782% due 7/10/39                              2,500        2,169



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

GS Mortgage Securities Corp.
  II 99-C1, A2
  6.110% due 11/18/30(c)                        $ 1,968     $  1,968
Harborview Net Interest
  Margin Corp. 06-12, N1 144A
  6.409% due 12/19/36(b)                             66           66
IndyMac Index Mortgage Loan
  Trust 06-AR25, 3A1
  6.367% due 9/25/36(c)                             366          277
JPMorgan Chase Commercial
  Mortgage Securities
  Corp. 01-CIBC, A3
  6.260% due 3/15/33                              7,854        7,999
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                              2,027        1,998
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 04-C4, A2
  4.567% due 6/15/29(c)                             250          249
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 06-C6, A4
  5.372% due 9/15/39                              2,105        2,060
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C2, A2
  5.303% due 2/15/40                              4,150        4,051
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/15/40                              2,000        1,961
Lehman Brothers Commercial
  Conduit Mortgage Trust
  98-C4, A1B
  6.210% due 10/15/35                               847          848
MASTR Resecuritization
  Trust 05-1 144A
  5.000% due 10/28/34(b)                          1,047          940
Merrill Lynch Mortgage
  Trust 06-C1, AM
  5.658% due 5/12/39(c)                           2,200        2,053
Morgan Stanley Capital I
  06-T23, A4
  5.811% due 8/12/41(c)                           2,570        2,611
PNC Mortgage Acceptance
  Corp. 00-C2, A2
  7.300% due 10/12/33(c)                          1,149        1,188
Residential Accredit Loans,
  Inc. 06-QA1, A21
  5.963% due 1/25/36(c)                           3,945        3,046


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.843% due 3/25/35(c)                         $ 2,134     $  2,032
Structured Asset Securities
  Corp. 03-32, 1A1
  5.198% due 11/25/33(c)                          1,779        1,627
Structured Asset Securities
  Corp. 05-17, 1A6
  5.500% due 10/25/35                             2,664        2,394
Timberstar Trust 06-1A, A 144A
  5.668% due 10/15/36(b)                          2,250        2,064
Wachovia Bank Commercial
  Mortgage Trust 04-C12, A4
  5.233% due 7/15/41(c)                             300          304
Washington Mutual Mortgage
  Pass-Through Certificates,
  Inc. 05-AR3, A2
  4.637% due 3/25/35(c)                             116          104
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.557% due 1/25/35(c)                           1,634        1,507
Wells Fargo Mortgage Backed
  Securities Trust 04-EE, 2A3
  3.989% due 12/25/34(c)                          1,595        1,412
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                             4,200        4,092
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                              3,334        3,250
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.110% due 6/25/35(c)                           1,065        1,044
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35(c)                          1,093        1,065
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A1
  4.523% due 4/25/35(c)                           3,927        3,583
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A2
  4.523% due 4/25/35(c)                             746          697
Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.063% due 4/25/37(c)                           1,889        1,752
--------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $104,048)                                    99,070
--------------------------------------------------------------------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

FOREIGN GOVERNMENT SECURITIES--1.1%

AUSTRALIA--0.1%
Commonwealth of Australia
  Series 909
  7.500% due 9/15/09                              1,200(f)  $  1,115
                                                            --------

BRAZIL--0.0%
Federative Republic of Brazil
  11.000% due 8/17/40                           $   210          281
                                                            --------

CANADA--0.1%
Commonwealth of Canada
  4.250% due 9/1/09                               1,085(h)     1,081
                                                            --------

GERMANY--0.1%
Federal Republic of
  Germany 144A
  3.250% due 4/17/09(b)                             305(i)       479
                                                            --------

NORWAY--0.2%
Kingdom of Norway
  5.500% due 5/15/09                              8,650(j)     1,706
                                                            --------

PHILIPPINES--0.1%
Republic of Philippines
  10.625% due 3/16/25                               285          399
  7.750% due 1/14/31                                400          448
                                                            --------
                                                                 847
                                                            --------

RUSSIA--0.2%
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                       1,238        1,427
                                                            --------

SWEDEN--0.1%
Kingdom of Sweden
  Series 1043
  5.000% due 1/28/09                              4,090(k)       693
                                                            --------

TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and
  Tobago RegS
  9.875% due 10/1/09(e)                             380          414
                                                            --------

TURKEY--0.1%
Republic of Turkey
  7.000% due 6/5/20                                 590          584
                                                            --------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

UKRAINE--0.1%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                        $   905     $    900
                                                            --------
--------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,442)                                       9,527
--------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.2%

ARUBA--0.1%
UFJ Finance AEC
  6.750% due 7/15/13                                900        1,001
                                                            --------

AUSTRALIA--0.1%
Westfield Capital Corp. Ltd./
  Westfield Finance Authority 144A(b)
  4.375% due 11/15/10                               175          171
  5.125% due 11/15/14                             1,175        1,071
                                                            --------
                                                               1,242
                                                            --------

BRAZIL--0.2%
GTL Trade Finance, Inc. 144A
  7.250% due 10/20/17(b)                            494          521
Vale Overseas Ltd.
  6.250% due 1/11/16                                760          758
  6.250% due 1/23/17                                375          373
                                                            --------
                                                               1,652
                                                            --------

CANADA--0.4%
Canadian National Resources Ltd.
  5.900% due 2/1/18                                 740          757
Catalyst Paper Corp.
  7.375% due 3/1/14                                 570          431
EnCana Corp.
  5.900% due 12/1/17                                510          523
European Investment Bank 144A
  4.600% due 1/30/37(b)                           1,000(h)       937
Xstrata Canada Corp.
  5.500% due 6/15/17                                845          789
                                                            --------
                                                               3,437
                                                            --------

CAYMAN ISLANDS--0.1%
Usiminas Commercial Ltd. 144A
  7.250% due 1/18/18(b)                             396          425
                                                            --------

CHILE--0.3%
Banco Santander Chile 144A
  5.375% due 12/9/14(b)                             875          853



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

CHILE--CONTINUED
Petropower I Funding Trust
  144A
  7.360% due 2/15/14(b)                         $ 1,407     $  1,386
                                                            --------
                                                               2,239
                                                            --------

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
  7.000% due 11/3/09(b)                             575          544
                                                            --------

MEXICO--0.0%
Vitro S.A.B. de C.V.
  8.625% due 2/1/12                                 170          158
                                                            --------

PHILIPPINES--0.1%
National Power Corp.
  9.625% due 5/15/28                                750          897
                                                            --------

RUSSIA--0.3%
Gazprom OAO
  (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                               440          407
  6.510% due 3/7/22                                 580          517
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                            1,050          976
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                           1,000          943
                                                            --------
                                                               2,843
                                                            --------

SINGAPORE--0.2%
DBS Bank Ltd. 144A
  5.000% due 11/15/19(b) (c)                      1,900        1,741
                                                            --------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
  5.500% due 10/17/12                               920          943
Korea Development Bank
  5.500% due 11/13/12                               790          817
                                                            --------
                                                               1,760
                                                            --------

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                              500          459
                                                            --------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

TURKEY--0.1%
Bosphorus Financial
  Services Ltd. 144A
  4.865% due 2/15/12(b) (c)                     $ 1,250     $  1,203
                                                            --------

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National
  Energy Co. 144A(b)
  5.620% due 10/25/12                               610          621
  5.875% due 10/27/16                               940          933
                                                            --------
                                                               1,554
                                                            --------

UNITED KINGDOM--0.5%
HBOS plc 144A
  5.375% due 11/29/49(b) (c)                      3,250        2,789
Tate & Lyle International
  Finance plc 144A
  6.625% due 6/15/16(b)                             900          905
Vodafone Group plc
  5.000% due 9/15/15                                475          452
  6.150% due 2/27/37                                445          415
                                                            --------
                                                               4,561
                                                            --------

UNITED STATES--0.1%
Nova Chemicals Corp.
  7.863% due 11/15/13(c)                            670          564
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                             350          359
                                                            --------
                                                                 923
                                                            --------

VENEZUELA--0.1%
Petroleos de Venezuela S.A.
  5.250% due 4/12/17                              1,250          823
                                                            --------
--------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $28,748)                                     27,462
--------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--1.2%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
  6.375% due 3/31/14                                140          136
                                                            --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
  5.800% due 12/15/13                               992          818
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

BROADCASTING & CABLE TV--0.1%
Charter Communications
  Operating LLC Tranche
  5.260% due 3/6/14                             $   898     $    761
                                                            --------

CONSUMER FINANCE--0.1%
Hertz Corp. Letter of Credit
  4.099% due 12/21/12                               180          168
Hertz Corp. Tranche B
  4.470% due 12/21/12                               992          924
                                                            --------
                                                               1,092
                                                            --------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. Tranche B3
  5.349% due 9/24/14                              1,343        1,215
                                                            --------

ELECTRIC UTILITIES--0.0%
Energy Future Holdings Corp.
  Tranche B2
  8.645% due 10/10/14                               244          222
                                                            --------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America,
  Inc. Letter of Credit A
  6.100% due 3/28/14                                420          399
Allied Waste North America,
  Inc. Tranche B
  4.325% due 3/28/14                                696          661
                                                            --------
                                                               1,060
                                                            --------

HEALTH CARE FACILITIES--0.0%
Health Management Associates,
  Inc. Tranche B
  6.588% due 2/28/14                                146          127
                                                            --------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
  4.870% due 2/6/14                                 543          475
                                                            --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc.
  Tranche B
  7.493% due 3/13/14                                 65           56
                                                            --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group,
  Inc. Tranche
  6.603% due 7/1/13                                 225          215


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Hercules Offshore, Inc. Tranche
  6.580% due 7/11/13                            $   199     $    190
                                                            --------
                                                                 405
                                                            --------

PAPER PRODUCTS--0.1%
Georgia-Pacific Corp.
  Tranche B1
  5.385% due 12/20/12                             1,166        1,086
                                                            --------

PUBLISHING--0.1%
Idearc, Inc. Tranche B
  6.830% due 11/17/14                             1,216          978
                                                            --------

RESTAURANTS--0.1%
Burger King Corp.
  Tranche B1
  6.375% due 6/30/12                                412          407
                                                            --------

SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche B
  4.878% due 2/28/14                                992          923
                                                            --------

SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc.
  Tranche B
  5.850% due 12/22/12                               522          504
                                                            --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc.
  Tranche B3
  5.568% due 5/15/15                                597          537
                                                            --------
--------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $11,895)                                     10,802
--------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.0%

UNITED STATES--0.0%
Bausch & Lomb, Inc. Tranche
  8.127% due 10/26/15(c)                             88(i)       134
                                                            --------
--------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $124)                                           134
--------------------------------------------------------------------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

DOMESTIC COMMON STOCKS--56.6%

ADVERTISING--0.2%
Omnicom Group, Inc.                              32,300     $  1,427
                                                            --------

AEROSPACE & DEFENSE--3.0%
Boeing Co. (The)                                 71,600        5,325
General Dynamics Corp.                           16,300        1,359
Honeywell International, Inc.                    60,900        3,436
Lockheed Martin Corp.                            46,200        4,587
Northrop Grumman Corp.                           28,400        2,210
Raytheon Co.                                     32,300        2,087
United Technologies Corp.                       111,000        7,639
                                                            --------
                                                              26,643
                                                            --------

AIRLINES--0.1%
AMR Corp.(l)                                     38,000          343
Continental Airlines, Inc.
  Class B(l)                                     11,800          227
                                                            --------
                                                                 570
                                                            --------

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co.
Class A                                           4,100          300
Aeropostale, Inc.(l)                             11,200          304
Gap, Inc. (The)                                  84,200        1,657
Men's Wearhouse, Inc. (The)                      15,100          351
                                                            --------
                                                               2,612
                                                            --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(l)                                   25,600          772
VF Corp.                                         15,100        1,170
                                                            --------
                                                               1,942
                                                            --------

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
American Capital Strategies
  Ltd.                                           11,800          403
Ameriprise Financial, Inc.                       33,200        1,721
Bank of New York Mellon
  Corp. (The)                                    90,063        3,758
Federated Investors, Inc.
  Class B                                        30,700        1,202
Franklin Resources, Inc.                         28,300        2,745
Legg Mason, Inc.                                  7,100          398
Northern Trust Corp.                             38,100        2,533
SEI Investments Co.                              45,000        1,111
State Street Corp.                               54,200        4,282
                                                            --------
                                                              18,153
                                                            --------


                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(l)                                    61,800     $  1,601
                                                            --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.(l)                                78,900          451
General Motors Corp.                             42,100          802
                                                            --------
                                                               1,253
                                                            --------

BIOTECHNOLOGY--0.2%
Cephalon, Inc.(l)                                31,200        2,009
                                                            --------

BREWERS--0.4%
Anheuser-Busch Cos., Inc.                        72,300        3,431
                                                            --------

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B                               125,900        2,780
                                                            --------

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co.                                58,200        2,124
                                                            --------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                      66,400        2,013
                                                            --------

COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(l)                          323,100        7,783
Corning, Inc.                                    22,600          543
JDS Uniphase Corp.(l)                            56,500          757
                                                            --------
                                                               9,083
                                                            --------

COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.                               43,300        1,795
RadioShack Corp.                                 60,000          975
                                                            --------
                                                               2,770
                                                            --------

COMPUTER HARDWARE--2.5%
Hewlett-Packard Co.                             188,700        8,616
International Business
  Machines Corp.                                115,800       13,333
                                                            --------
                                                              21,949
                                                            --------

COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(l)                                  65,300        1,060
NetApp, Inc.(l)                                  51,900        1,041
QLogic Corp.(l)                                  36,400          559
                                                            --------
                                                               2,660
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

CONSTRUCTION & ENGINEERING--0.1%
Perini Corp.(l)                                  25,300     $    917
                                                            --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.3%
AGCO Corp.(l)                                    25,800        1,545
Cummins, Inc.                                     8,400          393
Toro Co. (The)                                   24,000          993
                                                            --------
                                                               2,931
                                                            --------

CONSUMER FINANCE--0.2%
American Express Co.                             34,900        1,526
                                                            --------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Automatic Data Processing,
  Inc.                                           65,000        2,755
Electronic Data Systems
  Corp.                                          51,200          853
Metavante Technologies,
  Inc.(l)                                        59,600        1,191
                                                            --------
                                                               4,799
                                                            --------

DEPARTMENT STORES--0.2%
Macy's, Inc.                                     85,700        1,976
                                                            --------

DIVERSIFIED BANKS--0.7%
Wells Fargo & Co.                               199,600        5,808
                                                            --------

DIVERSIFIED CHEMICALS--0.8%
Dow Chemical Co. (The)                           46,000        1,695
Du Pont (E.I.) de Nemours
  & Co.                                          80,900        3,783
PPG Industries, Inc.                             30,300        1,833
                                                            --------
                                                               7,311
                                                            --------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.                           15,800        1,286
                                                            --------

DIVERSIFIED METALS & MINING--0.2%
Southern Copper Corp.                            17,300        1,796
                                                            --------

ELECTRIC UTILITIES--0.4%
FirstEnergy Corp.                                48,300        3,314
                                                            --------


                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc.                               7,600     $    326
Emerson Electric Co.                            100,000        5,146
GrafTech International Ltd.(l)                   21,700          352
                                                            --------
                                                               5,824
                                                            --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(l)                    42,400        1,265
                                                            --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                            27,900          957
                                                            --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries,
  Inc.(l)                                        38,000          411
Waste Management, Inc.                           47,500        1,594
                                                            --------
                                                               2,005
                                                            --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(l)                        20,000          711
                                                            --------

FOOD RETAIL--0.4%
Great Atlantic & Pacific
  Tea Co., Inc. (The)(l)                         25,800          677
Kroger Co. (The)                                 63,400        1,610
SUPERVALU, Inc.                                  36,400        1,091
                                                            --------
                                                               3,378
                                                            --------

FOOTWEAR--0.4%
NIKE, Inc. Class B                               52,700        3,584
                                                            --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(l)                                38,600          861
Dollar Tree, Inc.(l)                             19,100          527
                                                            --------
                                                               1,388
                                                            --------

HEALTH CARE EQUIPMENT--0.4%
Baxter International, Inc.                       55,100        3,186
                                                            --------

HEALTH CARE SERVICES--0.0%
Medco Health Solutions, Inc.(l)                   8,500          372
                                                            --------

HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                       19,400          990
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                              19,800     $    943
Whirlpool Corp.                                   8,700          755
                                                            --------
                                                               1,698
                                                            --------

HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The)                                 50,900        2,883
Kimberly-Clark Corp.                             19,800        1,278
Procter & Gamble Co. (The)                       36,700        2,572
                                                            --------
                                                               6,733
                                                            --------

HOUSEWARES & SPECIALTIES--0.1%
Newell Rubbermaid, Inc.                          45,200        1,034
                                                            --------

HYPERMARKETS & SUPER CENTERS--0.5%
BJ's Wholesale Club, Inc.(l)                     44,800        1,599
Wal-Mart Stores, Inc.                            55,100        2,903
                                                            --------
                                                               4,502
                                                            --------

INDUSTRIAL CONGLOMERATES--0.6%
Teleflex, Inc.                                   12,100          577
Tyco International Ltd.                          99,825        4,398
                                                            --------
                                                               4,975
                                                            --------

INDUSTRIAL MACHINERY--0.9%
Dover Corp.                                      25,600        1,070
Eaton Corp.                                      47,700        3,800
Gardner Denver, Inc.(l)                          17,300          642
Parker Hannifin Corp.                            32,250        2,234
                                                            --------
                                                               7,746
                                                            --------

INSURANCE BROKERS--0.2%
AON Corp.                                        40,400        1,624
                                                            --------

INTEGRATED OIL & GAS--5.8%
Chevron Corp.                                    35,500        3,030
ConocoPhillips                                  139,800       10,654
Exxon Mobil Corp.                               288,800       24,427
Occidental Petroleum Corp.                      177,600       12,995
                                                            --------
                                                              51,106
                                                            --------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                      389,027       14,900
Embarq Corp.                                     24,500          982
Qwest Communications
  International, Inc.                           142,800          647
                                                            --------


                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

INTEGRATED TELECOMMUNICATION
SERVICES--CONTINUED
Verizon Communications,
  Inc.                                           64,800     $  2,362
Windstream Corp.                                210,400        2,514
                                                            --------
                                                              21,405
                                                            --------

INTERNET RETAIL--0.2%
Expedia, Inc.(l)                                 27,700          606
IAC/InterActiveCorp.(l)                          53,300        1,107
                                                            --------
                                                               1,713
                                                            --------

INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc.(l)                                   133,500        3,984
                                                            --------

INVESTMENT BANKING & BROKERAGE--0.2%
Goldman Sachs Group,
  Inc. (The)                                      7,000        1,158
TD Ameritrade Holding
  Corp.(l)                                       59,900          989
                                                            --------
                                                               2,147
                                                            --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                     17,800          497
                                                            --------

LIFE & HEALTH INSURANCE--2.4%
AFLAC, Inc.                                      42,600        2,767
Lincoln National Corp.                           55,100        2,865
MetLife, Inc.                                   119,800        7,219
Principal Financial Group,
Inc. (The)                                       47,500        2,647
Prudential Financial, Inc.                       54,900        4,296
StanCorp Financial Group,
  Inc.                                            7,900          377
Unum Group                                       17,100          376
                                                            --------
                                                              20,547
                                                            --------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Invitrogen Corp.(l)                              12,800        1,094
Thermo Fisher Scientific,
  Inc.(l)                                        41,500        2,359
                                                            --------
                                                               3,453
                                                            --------

MANAGED HEALTH CARE--1.0%
Aetna, Inc.                                      65,800        2,770
CIGNA Corp.                                      42,900        1,740
Coventry Health Care, Inc.(l)                     9,500          383



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

MANAGED HEALTH CARE--CONTINUED
UnitedHealth Group, Inc.                         57,600     $  1,979
WellPoint, Inc.(l)                               42,600        1,880
                                                            --------
                                                               8,752
                                                            --------

METAL & GLASS CONTAINERS--0.2%
Ball Corp.                                       11,100          510
Owens-Illinois, Inc.(l)                          16,000          903
                                                            --------
                                                               1,413
                                                            --------

MORTGAGE REITS--0.3%
Annaly Capital Management,
  Inc.                                          142,900        2,189
iStar Financial, Inc.                            60,800          853
                                                            --------
                                                               3,042
                                                            --------

MOVIES & ENTERTAINMENT--1.7%
Time Warner, Inc.                               273,200        3,830
Viacom, Inc. Class B(l)                         122,900        4,869
Walt Disney Co. (The)                           186,700        5,859
                                                            --------
                                                              14,558
                                                            --------

MULTI-LINE INSURANCE--0.7%
American International Group,
  Inc.                                          109,700        4,745
Genworth Financial, Inc.
  Class A                                        15,900          360
Hartford Financial Services
  Group, Inc. (The)                               9,200          697
                                                            --------
                                                               5,802
                                                            --------

MULTI-UTILITIES--0.4%
Public Service Enterprise
  Group, Inc.                                    96,700        3,886
                                                            --------

OFFICE ELECTRONICS--0.0%
Xerox Corp.                                      23,900          358
                                                            --------

OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                         9,200          576
  Transocean, Inc.(l)                            29,200        3,948
                                                            --------
                                                               4,524
                                                            --------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Dresser-Rand Group, Inc.(l)                      24,400          750
National Oilwell Varco, Inc.(l)                  55,500        3,240
                                                            --------


                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Tidewater, Inc.                                  25,900     $  1,428
                                                            --------
                                                               5,418
                                                            --------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Devon Energy Corp.                                5,400          563
Noble Energy, Inc.                                6,200          451
Stone Energy Corp.(l)                            13,300          696
W&T Offshore, Inc.                               38,200        1,303
                                                            --------
                                                               3,013
                                                            --------

OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.                              42,900        2,107
                                                            --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.                           298,200       11,305
  Citigroup, Inc.                                34,200          733
JPMorgan Chase & Co.                            248,900       10,690
                                                            --------
                                                              22,728
                                                            --------

PAPER PACKAGING--0.1%
Packaging Corporation of
  America                                        46,900        1,047
                                                            --------

PERSONAL PRODUCTS--0.1%
NBTY, Inc.(l)                                    23,200          695
                                                            --------

PHARMACEUTICALS--4.5%
Abbott Laboratories                              14,800          816
Bristol-Myers Squibb Co.                        146,600        3,123
Endo Pharmaceuticals
  Holdings, Inc.(l)                              29,500          706
Forest Laboratories, Inc.(l)                     47,300        1,892
Johnson & Johnson                               186,200       12,079
King Pharmaceuticals,
  Inc.(l)                                        29,100          253
Medicis Pharmaceutical
Corp. Class A                                    40,300          794
Merck & Co., Inc.                               187,300        7,108
Pfizer, Inc.                                    608,500       12,736
                                                            --------
                                                              39,507
                                                            --------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                34,700          613
                                                            --------

PROPERTY & CASUALTY INSURANCE--0.9%
Chubb Corp. (The)                                45,600        2,256
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

PROPERTY & CASUALTY INSURANCE--CONTINUED
Cincinnati Financial Corp.                       19,500     $    742
Philadelphia Consolidated
  Holding Co.(l)                                  9,200          296
Travelers Cos., Inc. (The)                       99,400        4,757
                                                            --------
                                                               8,051
                                                            --------

RAILROADS--0.2%
Norfolk Southern Corp.                           25,400        1,380
                                                            --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc.                          5,700          441
                                                            --------

REGIONAL BANKS--0.3%
Bank of Hawaii Corp.                              6,400          317
KeyCorp                                          44,200          970
Regions Financial Corp.                          51,900        1,025
SunTrust Banks, Inc.                              8,600          475
                                                            --------
                                                               2,787
                                                            --------

RESTAURANTS--0.8%
McDonald's Corp.                                129,500        7,222
                                                            --------

SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc.                         155,300        3,030
MEMC Electronic Materials,
  Inc.(l)                                        11,900          843
Novellus Systems, Inc.(l)                        46,400          977
                                                            --------
                                                               4,850
                                                            --------

SEMICONDUCTORS--1.3%
Amkor Technology, Inc.(l)                        55,200          590
Integrated Device
  Technology, Inc.(l)                            77,900          696
Intel Corp.                                     253,500        5,369
NVIDIA Corp.(l)                                  61,550        1,218
Texas Instruments, Inc.                         115,000        3,251
                                                            --------
                                                              11,124
                                                            --------

SOFT DRINKS--0.9%
Coca-Cola Co. (The)                              46,400        2,824
Coca-Cola Enterprises, Inc.                     124,300        3,008
Pepsi Bottling Group,
  Inc. (The)                                     50,800        1,723
                                                            --------
                                                               7,555
                                                            --------


                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts, Inc.                      44,100     $    702
Sunstone Hotel Investors,
  Inc.                                           21,800          349
                                                            --------
                                                               1,051
                                                            --------

SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. (The)                             27,500        1,526
                                                            --------

STEEL--0.2%
AK Steel Holding Corp.                           39,500        2,150
                                                            --------

SYSTEMS SOFTWARE--2.8%
BMC Software, Inc.(l)                            31,400        1,021
McAfee, Inc.(l)                                  13,500          447
Microsoft Corp.                                 528,000       14,984
Oracle Corp.(l)                                 272,300        5,326
Symantec Corp.(l)                               140,900        2,342
                                                            --------
                                                              24,120
                                                            --------

TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(l)                        8,100          272
                                                            --------

TOBACCO--1.5%
Altria Group, Inc.                               79,800        1,772
Loews Corp. - Carolina
  Group                                          51,300        3,722
Philip Morris International,
  Inc.(l)                                        79,800        4,036
Reynolds American, Inc.                           8,600          508
Universal Corp.                                  40,200        2,634
                                                            --------
                                                              12,672
                                                            --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                   1           --(m)
Telephone & Data Systems,
  Inc.                                           15,100          593
                                                            --------
                                                                 593
--------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $445,352)                                   494,765
--------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.0%


AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                           15,100          758
                                                            --------



                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND



                                                              VALUE
                                                SHARES        (000)
                                               ---------    --------

COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology
  (Singapore)                                    53,500     $  1,120
                                                            --------

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                                12,200          544
                                                            --------

IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A
  (United States)                                83,300        2,930
                                                            --------

PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (United States)                   29,300        1,392
                                                            --------

PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                         20,300        1,118
XL Capital Ltd. Class A
  (United States)                                28,000          827
                                                            --------
                                                               1,945
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,225)                                      8,689
--------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $813,991)                                   854,063
--------------------------------------------------------------------


                                               PAR VALUE      VALUE
                                                 (000)        (000)
                                               ---------    --------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(n)--1.3%
Danske Corp.
  2.700% due 4/1/08                             $ 4,655     $  4,655
Govco LLC
  2.750% due 4/1/08                               3,895        3,895
Cintas Corp.
  2.400% due 4/2/08                               2,785        2,785
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,335)                                     11,335
--------------------------------------------------------------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $825,326)                                   865,398(a)

Other assets and liabilities, net--1.0%                        8,777
                                                            --------
NET ASSETS--100.0%                                          $874,175
                                                            ========


FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $80,522 and gross depreciation of $43,010 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $827,886.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $42,649 (reported in 000s) or 4.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Norwegian Krone.
(k) Par value represents Swedish Krona.
(l) Non-income producing.
(m) Amount is less than $500.
(n) The rate shown is the discount rate.


                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ .......................................................    $865,398
Foreign currency at value* ............................................................           1
Cash ..................................................................................          95
Receivables
   Investment securities sold .........................................................       7,012
   Interest ...........................................................................       3,364
   Dividends ..........................................................................         690
   Fund shares sold ...................................................................         128
Prepaid expenses ......................................................................          42
Other assets ..........................................................................          66
                                                                                           --------
     Total assets .....................................................................     876,796
                                                                                           --------
LIABILITIES
Payables
   Fund shares repurchased ............................................................         237
   Investment securities purchased ....................................................       1,179
   Investment advisory fee ............................................................         428
   Distribution and service fees ......................................................         242
   Transfer agent fee .................................................................         169
   Printing fee .......................................................................         156
   Trustee deferred compensation plan .................................................          66
   Administration fee .................................................................          65
   Professional fee ...................................................................          21
   Trustees' fee ......................................................................          10
   Dividend distributions .............................................................           6
   Other accrued expenses .............................................................          42
                                                                                           --------
     Total liabilities ................................................................       2,621
                                                                                           --------
NET ASSETS ............................................................................    $874,175
                                                                                           ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ......................................    $835,730
Undistributed net investment income (loss) ............................................         518
Accumulated net realized loss .........................................................      (2,154)
Net unrealized appreciation ...........................................................      40,081
                                                                                           --------
NET ASSETS ............................................................................    $874,175
                                                                                           ========
CLASS A
Net asset value (Net assets/shares outstanding) per share .............................      $13.19
Offering price per share $13.19/(1-5.75%) .............................................      $13.99
Shares of beneficial interest outstanding, no par value, unlimited authorization ......      60,802
Net Assets ............................................................................    $801,724

CLASS B
Net asset value (Net assets/shares outstanding) and offering price per share ..........      $13.13
Shares of beneficial interest outstanding, no par value, unlimited authorization ......         913
Net Assets ............................................................................    $ 11,992

CLASS C
Net asset value (Net assets/shares outstanding) and offering price per share ..........      $13.12
Shares of beneficial interest outstanding, no par value, unlimited authorization ......       4,607
Net Assets ............................................................................    $ 60,459

  + Investment securities at cost .....................................................     825,326
  * Foreign currency at cost ..........................................................           1


                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND
                            STATEMENTS OF OPERATIONS



(Reported in thousands)


                                                                                               11/1/07 -       11/1/06 -
                                                                                                3/31/08        10/31/07
                                                                                              ----------      ----------
INVESTMENT INCOME
Dividends ..............................................................................       $  5,211        $ 11,613
Interest ...............................................................................          9,365          23,897
Security lending .......................................................................             37             178
                                                                                               --------        --------
     Total investment income ...........................................................         14,613          35,688
                                                                                               --------        --------
EXPENSES
Investment advisory fee ................................................................          2,128           5,706
Service fees, Class A ..................................................................            886           2,374
Distribution and service fees, Class B .................................................             55             177
Distribution and service fees, Class C .................................................            271             740
Administration fee .....................................................................            328             869
Transfer agent .........................................................................            556           1,533
Printing ...............................................................................            172             423
Custodian ..............................................................................             54             150
Trustees ...............................................................................             34              89
Professional ...........................................................................             25              69
Registration ...........................................................................             23              50
Miscellaneous ..........................................................................             60             152
                                                                                               --------        --------
     Total expenses ....................................................................          4,592          12,332
Custodian fees paid indirectly .........................................................             (2)            (12)
                                                                                               --------        --------
     Net expenses ......................................................................          4,590          12,320
                                                                                               --------        --------

NET INVESTMENT INCOME (LOSS) ...........................................................         10,023          23,368
                                                                                               --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments ................................................          3,030          64,231
Net realized gain (loss) on foreign currency transactions ..............................              7            (168)
Net change in unrealized appreciation (depreciation)
   on investments ......................................................................        (87,967)         13,804
Net change in unrealized appreciation (depreciation)
   on foreign currency translations ....................................................             (9)             78
                                                                                               --------        --------

NET GAIN (LOSS) ON INVESTMENTS .........................................................        (84,939)         77,945
                                                                                               --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................................................       $(74,916)       $101,313
                                                                                               ========        ========




                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



(Reported in thousands)

                                                                                11/1/07 -      11/1/06 -      11/1/05 -
                                                                                 3/31/08       10/31/07       10/31/06
                                                                                ---------     ----------     ----------

FROM OPERATIONS
   Net investment income (loss) ............................................    $  10,023     $   23,368     $   23,858
   Net realized gain (loss) ................................................        3,037         64,063         94,392
   Net change in unrealized appreciation
     (depreciation) ........................................................      (87,976)        13,882         15,258
                                                                                ---------     ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .......................................................      (74,916)       101,313        133,508
                                                                                ---------     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ..........................................      (11,439)       (21,517)       (21,910)
   Net investment income, Class B ..........................................         (129)          (273)          (303)
   Net investment income, Class C ..........................................         (634)        (1,137)        (1,188)
   Net realized short-term gains, Class A ..................................       (9,869)       (16,679)       (12,950)
   Net realized short-term gains, Class B ..................................         (159)          (351)          (253)
   Net realized short-term gains, Class C ..................................         (763)        (1,320)        (1,048)
   Net realized long-term gains, Class A ...................................      (47,385)       (69,262)        (9,844)
   Net realized long-term gains, Class B ...................................         (763)        (1,456)          (192)
   Net realized long-term gains, Class C ...................................       (3,663)        (5,481)          (797)
                                                                                ---------     ----------     ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .......................................................      (74,804)      (117,476)       (48,485)
                                                                                ---------     ----------     ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class A ...............................................................       19,434        (39,951)      (104,284)
   Change in net assets from share transactions,
     Class B ...............................................................         (861)        (5,171)          (939)
   Change in net assets from share transactions,
     Class C ...............................................................         (380)        (4,314)       (10,370)
                                                                                ---------     ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS ....................................................       18,193        (49,436)      (115,593)
                                                                                ---------     ----------     ----------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................     (131,527)       (65,599)       (30,570)
                                                                                ---------     ----------     ----------

NET ASSETS
   Beginning of period .....................................................    1,005,702      1,071,301      1,101,871
                                                                                ---------     ----------     ----------
   END OF PERIOD ...........................................................    $ 874,175     $1,005,702     $1,071,301
                                                                                =========     ==========     ==========
   Undistributed net investment income (loss) ..............................    $     518     $    2,284     $    1,943




                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                              PHOENIX BALANCED FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                          NET                          NET
                         ASSET           NET         REALIZED          TOTAL        DIVIDENDS     DISTRIBUTIONS
                        VALUE,       INVESTMENT         AND            FROM         FROM NET        FROM NET
                       BEGINNING       INCOME       UNREALIZED      INVESTMENT     INVESTMENT       REALIZED            TOTAL
                       OF PERIOD      (LOSS)(1)     GAIN (LOSS)     OPERATIONS       INCOME           GAINS         DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
11/1/07 to 3/31/08      $15.48          $0.16         $(1.28)         $(1.12)        $(0.19)         $(0.98)           $(1.17)
11/1/06 to 10/31/07      15.74           0.35           1.16            1.51          (0.35)          (1.42)            (1.77)
11/1/05 to 10/31/06      14.55           0.34           1.53            1.87          (0.34)          (0.34)            (0.68)
11/1/04 to 10/31/05      14.98           0.32           0.18            0.50          (0.32)          (0.61)            (0.93)
11/1/03 to 10/31/04      14.31           0.29           0.69            0.98          (0.31)             --             (0.31)
11/1/02 to 10/31/03(3)   12.82           0.28           1.49            1.77          (0.28)             --             (0.28)

CLASS B
11/1/07 to 3/31/08      $15.41          $0.11         $(1.27)         $(1.16)        $(0.14)         $(0.98)           $(1.12)
11/1/06 to 10/31/07      15.69           0.24           1.13            1.37          (0.23)          (1.42)            (1.65)
11/1/05 to 10/31/06      14.50           0.23           1.53            1.76          (0.23)          (0.34)            (0.57)
11/1/04 to 10/31/05      14.93           0.21           0.18            0.39          (0.21)          (0.61)            (0.82)
11/1/03 to 10/31/04      14.26           0.18           0.69            0.87          (0.20)             --             (0.20)
11/1/02 to 10/31/03(3)   12.78           0.18           1.48            1.66          (0.18)             --             (0.18)

CLASS C
11/1/07 to 3/31/08      $15.40          $0.11         $(1.27)         $(1.16)        $(0.14)         $(0.98)           $(1.12)
11/1/06 to 10/31/07      15.68           0.23           1.14            1.37          (0.23)          (1.42)            (1.65)
11/1/05 to 10/31/06      14.49           0.23           1.53            1.76          (0.23)          (0.34)            (0.57)
4/19/05 (inception)
  to 10/31/05            14.47           0.10           0.01            0.11          (0.09)             --             (0.09)







(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain (loss) or the investment income ratios for the year ended October 31, 2003.
(4) Annualized.
(5) Not Annualized.





                        See Notes to Financial Statements

                                                                                  RATIO OF     RATIO OF
                                  NET                      NET       RATIO OF       GROSS         NET
                        CHANGE   ASSET                   ASSETS,  NET OPERATING   OPERATING   INVESTMENT
                        IN NET   VALUE,                  END OF    EXPENSES TO   EXPENSES TO   INCOME TO
                        ASSET    END OF      TOTAL       PERIOD      AVERAGE       AVERAGE      AVERAGE        PORTFOLIO
                        VALUE    PERIOD    RETURN(2)     (000'S)   NET ASSETS     NET ASSETS   NET ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
11/1/07 to 3/31/08      (2.29)   $13.19    (7.62)%(5)  $  801,724   1.12%(4)        1.12%(4)    2.65%(4)         21%(5)
11/1/06 to 10/31/07     (0.26)    15.48    10.26          919,363   1.12            1.12        2.31             54
11/1/05 to 10/31/06      1.19     15.74    13.29          973,751   1.08            1.08        2.29             78
11/1/04 to 10/31/05     (0.43)    14.55     3.21        1,000,790   1.05            1.05        2.16             58
11/1/03 to 10/31/04      0.67     14.98     6.91          926,383   1.06            1.06        1.98             68
11/1/02 to 10/31/03(3)   1.49     14.31    13.98          999,427   1.07            1.07        2.10             92

CLASS B
11/1/07 to 3/31/08      (2.28)   $13.13    (7.94)%(5)  $   11,992   1.87%(4)        1.87%(4)    1.91%(4)         21%(5)
11/1/06 to 10/31/07     (0.28)    15.41     9.41           15,013   1.87            1.87        1.58             54
11/1/05 to 10/31/06      1.19     15.69    12.43           20,676   1.83            1.83        1.54             78
11/1/04 to 10/31/05     (0.43)    14.50     2.47           19,970   1.80            1.80        1.39             58
11/1/03 to 10/31/04      0.67     14.93     6.12           16,814   1.80            1.80        1.23             68
11/1/02 to 10/31/03(3)   1.48     14.26    13.09           21,374   1.82            1.82        1.37             92

CLASS C
11/1/07 to 3/31/08      (2.28)   $13.12    (7.94)%(5)  $   60,459   1.87%(4)        1.87%(4)    1.91%(4)         21%(5)
11/1/06 to 10/31/07     (0.28)    15.40     9.42           71,326   1.87            1.87        1.56             54
11/1/05 to 10/31/06      1.19     15.68    12.44           76,874   1.83            1.83        1.54             78
4/19/05 (inception)
  to 10/31/05            0.02     14.49     0.75(5)        81,111   1.80(4)         1.80(4)     1.22(4)          58(5)






                        See Notes to Financial Statements

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008


1. ORGANIZATION
   Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix funds effective March 10, 2008, including the Phoenix Balanced Fund (the "Fund"). All of the acquired funds' fiscal year ends were changed to correspond with the Trust's new March 31st fiscal year end.

   As of the date of this report, fifteen funds are offered for sale, of which the Fund is reported in this annual report. The Fund's investment objectives are outlined in the fund summary page.

   The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


                                                       INVESTMENTS IN SECURITIES
                 VALUATION INPUTS                         (REPORTED IN 000S)
                 ----------------                      -------------------------
     Level 1 - Quoted Prices                                   $503,454
     Level 2 - Significant Observable Inputs                    350,562
     Level 3 - Significant Unobservable Inputs                   11,382
                                                               --------
     TOTAL                                                     $865,398
                                                               ========

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


   The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:



                                     INVESTMENTS IN SECURITIES
                                        (REPORTED IN 000S)
                                     -------------------------
     BALANCE AS OF 10/31/07                  $ 9,799
     Accrued discounts/premiums                    3
     Realized gain (loss)                       (311)
     Change in unrealized
       appreciation (depreciation)(1)            (14)
     Net purchases (sales)                    (4,996)
     Transfers in and/or out of
       Level 3(2)                              6,901
                                             -------
     BALANCE AS OF 3/31/08                   $11,382
                                             =======

     (1) Disclosed in the Statement of Operations under Net Realized and Unrealized gain/(loss) on Investments.

     (2) Transfers in or out of Level 3 represents the ending value as of March 31, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

   Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


H. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. LOAN AGREEMENTS:
   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

J. SECURITIES LENDING:
   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At March 31, 2008, the Fund had no securities on loan.

K. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") is the adviser to the Fund. As compensation for its services to the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                          1ST $1      $1+ BILLION -       $2+
                          BILLION      $2 BILLION       BILLION
                          -------     -------------     -------
                           0.55%          0.50%          0.45%

   Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, is the subadviser of the Fund's Fixed Income Portfolio.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the fiscal period (the "period") ended March 31, 2008, as follows (reported in 000s):

                         CLASS A         CLASS B          CLASS C
                       NET SELLING      DEFERRED         DEFERRED
                       COMMISSIONS    SALES CHARGES   SALES CHARGES
                       -----------    -------------   -------------
                           $16             $4              $--*

   * Amount is less than $500.

   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class.

                          CLASS A        CLASS B        CLASS C
                         ---------      ---------      ---------
                           0.25%          1.00%          1.00%

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Fund incurred administration fees totaling $328 (reported in 000s).

   PEPCO serves as the Trust's transfer agent. For the period ended March 31, 2008, transfer agent fees were $556 (reported in 000s) as reported in the Statement of Operations.

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Phoenix Funds selected by the trustees. Investments in such Phoenix Funds are included in "Other assets" on the Statement of Assets and Liabilities at March 31, 2008.

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2008, were as follows (reported in 000s):

                              PURCHASES          SALES
                            -------------    ------------
                              $168,437         $190,734

   Purchases or sales of long-term U.S. Government and agency securities for the period ended March 31, 2008, were as follows (reported in 000s):

                              PURCHASES          SALES
                            -------------    ------------
                               $27,321          $56,029


5. CAPITAL SHARE TRANSACTIONS
   Transactions (reported in 000s) in shares of capital stock, during periods ended as indicated below, were as follows:

                                                -------------------     ---------------------     ---------------------
                                                SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                                                ------     --------     -------     ---------     -------     ---------
--------------------------------                -------------------     ---------------------     ---------------------
                                                     11/1/07 -                11/1/06 -                 11/1/05 -
BALANCED FUND                                        3/31/08                  10/31/07                  10/31/06
--------------------------------                -------------------     ---------------------     ---------------------

CLASS A
Shares Sold                                        368     $  5,173       1,203     $  18,155       1,276     $  19,211
Reinvestment of Distributions                    4,570       64,121       6,815       100,185       2,762        40,687
Plan of Reorganization (Note 11)                    --           --          --            --       2,226        32,950
Redemptions                                     (3,536)     (49,860)    (10,465)     (158,291)    (13,183)     (197,132)
                                                ------     --------     -------     ---------     -------     ---------
Net Increase/(Decrease)                          1,402     $ 19,434      (2,447)    $ (39,951)     (6,919)    $(104,284)
                                                ======     ========     =======     =========     =======     =========

CLASS B
Shares Sold                                         37     $    524         128     $   1,925         107     $   1,593
Reinvestment of Distributions                       69          966         132         1,926          44           651
Plan of Reorganization (Note 11)                    --           --          --            --         430         6,335
Redemptions                                       (167)      (2,351)       (603)       (9,022)       (640)       (9,518)
                                                ------     --------     -------     ---------     -------     ---------
Net Increase/(Decrease)                            (61)    $   (861)       (343)    $  (5,171)        (59)    $    (939)
                                                ======     ========     =======     =========     =======     =========

CLASS C
Shares Sold                                         16     $    229          33     $     489          56     $     836
Reinvestment of Distributions                      330        4,614         494         7,223         167         2,441
Plan of Reorganization (Note 11)                    --           --          --            --         252         3,717
Redemptions                                       (371)      (5,223)       (799)      (12,026)     (1,167)      (17,364)
                                                ------     --------     -------     ---------     -------     ---------
Net Increase/(Decrease)                            (25)    $   (380)       (272)    $  (4,314)       (692)    $ (10,370)
                                                ======     ========     =======     =========     =======     =========

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


9. FEDERAL INCOME TAX INFORMATION (amounts reported in 000s)

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                          Expiration Year

                       2009             2010             Total
                   ----------------------------------------------
                      $1,849            $739            $2,588

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended March 31, 2008, the Fund utilized losses of $770 deferred in prior years against current year capital gains.

   The Fund's amounts include losses acquired in connection with a prior and/or current year mergers. Utilization of these capital loss carryovers are subject to annual limitations.

   The Fund had $1,079 of capital loss carryover which expired in 2008.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consists of undistributed ordinary income of $535 and undistributed long-term capital gains of $2,986.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS
    (amounts reported in 000s)

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31, 2008, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                  Capital Paid
                      in on
                   Shares of      Undistributed        Accumulated
                   Beneficial     Net Investment      Net Realized
                    Interest       Income (Loss)       Gain (Loss)
                  ------------    --------------      ------------
                    $(1,182)           $413               $769

                              PHOENIX BALANCED FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


11. PLAN OF REORGANIZATION
    (All values except for per share amounts are reported in 000s)

   On May 19, 2006, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of the Phoenix Balanced Return Fund of the Phoenix Investment Trust 06 ("Balanced Return") pursuant to an Agreement and Plan of Reorganization approved by the Balanced Return Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,226 Class A shares of Balanced, 430 Class B shares of Balanced and 3,717 Class C shares of Balanced (valued at $32,950, $6,335, and $3,717, respectively) for 1,198 Class A shares of Balanced Return, 235 Class B shares of Balanced Return and 137 Class C shares of Balanced Return outstanding on May 19, 2006. Balanced Return had net assets on that date of $43,002 including $213 of depreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,076,338. The shareholders of each class of Balanced Return received for each share owned approximately 1.86, 1.83, and 1.84 shares, respectively, of Class A, Class B, and Class C shares of Balanced.

12. OTHER
   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX' shareholders. The Fund's Administrator and Transfer Agent PEPCO, a subsidiary of PXP, and the Fund's Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM




[PRICEWATERHOUSECOOPERS LOGO OMITTED]




To the Board of Trustees of
Phoenix Equity Trust and Shareholders of
Phoenix Balanced Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Balanced Fund (formerly a series of Phoenix Series Fund and now a series of Phoenix Equity Trust, hereafter referred to as the "Trust") at March 31, 2008, the results of its operations for the period November 1, 2007 to March 31, 2008 and for the year ended October 31, 2007, the changes in its net assets for the period November 1, 2007 to March 31, 2008 and for each of the two years in the period ended October 31, 2007 and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
May 19, 2008

                              PHOENIX BALANCED FUND
                                 MARCH 31, 2008



--------------------------------------------------------------------------------
                             TAX INFORMATION NOTICE
                                   (UNAUDITED)

   For the fiscal period ended March 31, 2008, for federal income tax purposes, 47% of the ordinary income dividends earned by the Fund qualifies for the dividends received deduction for corporate shareholders.

   For the fiscal period ended March 31, 2008, the Fund hereby designates 47%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders.The actual percentage for the calendar year will be designated in the year-end tax statements.

   For the fiscal period ended March 31, 2008, the Fund designates $2,986 (reported in 000s), or if subsequently different, as long-term capital gains dividends.

--------------------------------------------------------------------------------

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective









--------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

   After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

   The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

   The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.


BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ALL-CAP GROWTH FUND, PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX GROWTH & INCOME FUND, PHOENIX GROWTH OPPORTUNITIES FUND, PHOENIX INCOME & GROWTH FUND, PHOENIX MID-CAP GROWTH FUND, PHOENIX MID-CAP VALUE FUND, PHOENIX QUALITY SMALL-CAP FUND, PHOENIX SMALL-CAP GROWTH FUND, PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND, PHOENIX SMALL-CAP VALUE FUND, PHOENIX SMALL-MID CAP FUND, PHOENIX STRATEGIC GROWTH FUND AND PHOENIX VALUE OPPORTUNITIES FUND (EACH, A "FUND")

   Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Equity Trust. Although newly formed, the above-referenced Funds have taken on all of the attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the trustees and officers of the Trust as of March 31, 2008 is set forth below. The statement of additional information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for trustees of the Trust.

                                          INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------
     NAME, ADDRESS,
     YEAR OF BIRTH,
    YEAR ELECTED AND                               PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                                DURING PAST 5 YEARS AND
        OVERSEEN                            DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------------------------------
  E. Virgil Conway*          Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
  YOB: 1929                  Director, Urstadt Biddle Property Corp. (license monitor).
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne*       Retired.
  YOB: 1929
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------
  Francis E. Jeffries*       Retired.
  YOB: 1930
  Elected:
  56 Funds
--------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.           Managing Director, Almanac Capital Management (commodities busi-
  YOB: 1939                  ness) (since 2007). Partner, Stonington Partners, Inc. (private equity
  Elected:                   firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios).
  53 Funds
--------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara      Retired. Managing Director, U.S. Trust Company of New York (private
  YOB: 1951                  bank) (1982-2006).
  Elected:
  55 Funds
--------------------------------------------------------------------------------------------------------
  James M. Oates             Managing Director, Wydown Group (consulting firm) (1994-present).
  YOB: 1946                  Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
  Elected:                   Inc.) (financial services) (1997-2006). Director, Stifel Financial.
  53 Funds                   Chairman and Trustee, John Hancock Trust (93 portfolios) and John
                             Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson
                             Castle Group, Inc.
--------------------------------------------------------------------------------------------------------
  Richard E. Segerson        Managing Director, Northway Management Company (1998-present).
  YOB: 1946
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck    Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a
  YOB: 1942                  director of several non-U.S. companies.
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------

* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May 2008.

                               INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

--------------------------------------------------------------------------------------------------------
     NAME, ADDRESS,
     YEAR OF BIRTH,
    YEAR ELECTED AND                               PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                                DURING PAST 5 YEARS AND
        OVERSEEN                            DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------------------------------
  George R. Aylward(1)       Senior Executive Vice President and President, Asset Management
  YOB: 1964                  (2007-present), Senior Vice President and Chief Operating Officer, Asset
  Elected:                   Management (2004-2007), Vice President and Chief of Staff (2001-2004),
  55 Funds                   The Phoenix Companies, Inc. Director and President (2006-present), Chief
                             Operating Officer (2004-2006), Vice President, Finance (2001-2002),
                             Phoenix Investment Partners, Ltd. Various senior officer and directorship positions with Phoenix affiliates. President (2006-present), Executive Vice
                             President (2004-2006), the Phoenix Funds Family. Chairman, President
                             and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total
                             Return Fund Inc. (2006-present).
--------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(2)    Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group
  YOB: 1946                  International Holdings Ltd. (Insurance), World Trust Fund and KBC Asset
  Elected:                   Management, Ltd.
  73 Funds
--------------------------------------------------------------------------------------------------------

 (1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
 (2) Mr. McLoughlin is treated as an "interested person," as defined in the Investment Company Act of 1940, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.

                             FUND MANAGEMENT TABLES (UNAUDITED) (CONTINUED)


                               OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
   NAME, ADDRESS AND          TRUST AND LENGTH OF                       PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                TIME SERVED                             DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Senior Vice President             Vice President, Head of Asset Management
  YOB: 1952                  since 2006.                       Operations (2007-present), Vice President
                                                               (2003-2007), Phoenix Investment Partners,
                                                               Ltd. Assistant Treasurer (2001-present),
                                                               Phoenix Equity Planning Corporation.
                                                               Ms. Curtiss is also Treasurer of various
                                                               other investment companies within the
                                                               Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------
  Marc Baltuch               Vice President and                Chief Compliance Officer, Zweig-DiMenna
  c/o Zweig-DiMenna          Chief Compliance Officer          Associates LLC (1989-present). Vice
  Associates, LLC            since 2004.                       President, The Zweig Total Return Fund,
  900 Third Avenue                                             Inc. (2004-present). Vice President, The
  New York, NY 10022                                           Zweig Fund, Inc. (2004-present). President
  YOB: 1945                                                    and Director of Watermark Securities, Inc.
                                                               (1991-present). Assistant Secretary,
                                                               Gotham Advisors Inc. (1990-2005).
-----------------------------------------------------------------------------------------------------------
  W. Patrick Bradley         Chief Financial Officer and       Vice President, Fund Administration (2007-
  YOB: 1972                  Treasurer (since 2006).           present), Second Vice President, Fund
                                                               Control & Tax (2004-2006), Phoenix
                                                               Investment Partners, Ltd. Vice President,
                                                               Chief Financial Officer, Treasurer and
                                                               Principal Accounting Officer or Chief
                                                               Financial Officer and Treasurer (2005-
                                                               present), Assistant Treasurer (2004-2006),
                                                               certain funds within the Phoenix Fund
                                                               Complex. Senior Manager, Audit, Deloitte &
                                                               Touche, LLP (1999-2004).
-----------------------------------------------------------------------------------------------------------
  Kevin J. Carr              Vice President,                   Vice President and Counsel, Phoenix Life
  One American Row           Chief Legal Officer,              Insurance Company (2005-present).
  Hartford, CT 06102         Counsel and Secretary             Compliance Officer of Investments and
  YOB: 1954                  since 2005.                       Counsel, Travelers Life & Annuity Company
                                                               (January 2005-May 2005). Assistant
                                                               General Counsel, The Hartford Financial
                                                               Services Group (1999-2005).
-----------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668





TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary






INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]                                                 -----------------
   PHOENIX                                                         PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
Phoenix Equity Planning Corporation                              LANCASTER, PA
P.O. Box 150480                                                   PERMIT 1793
Hartford, CT 06115-0480                                        -----------------



For more information about

Phoenix mutual funds, please call

your financial representative,

contact us at 1-800-243-1574 or

visit PHOENIXFUNDS.COM.



PXP5117                                                                     3-08
BPD34667

                                                       [GRAPHIC OMITTED] PHOENIX


                                                                   ANNUAL REPORT


Phoenix Capital Growth Fund





                    |                          |      WOULDN'T YOU RATHER
                    |                          |      HAVE THIS DOCUMENT
TRUST NAME:         |                          |      E-MAILED TO YOU?
PHOENIX             |                          |      ELIGIBLE SHAREHOLDERS CAN
EQUITY              |                          |      SIGN UP FOR E-DELIVERY AT
TRUST               |      March 31, 2008      |      PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED    |      NO BANK GUARANTEE   |      MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Glossary .................................................................     3

Disclosure of Fund Expenses...............................................     4

Fund Summary .............................................................     6

Schedule of Investments...................................................    10

Statement of Assets and Liabilities.......................................    13

Statement of Operations...................................................    14

Statement of Changes in Net Assets........................................    15

Financial Highlights......................................................    16

Notes to Financial Statements.............................................    18

Report of Independent Registered Public Accounting Firm ..................    26

Fund Management Tables ............... ...................................    30




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Capital Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear PhoenixFunds Shareholder:

[GRAPHIC OMITTED]

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably--it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The commentary from your fund's management team is intended to provide context around the performance.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.



Sincerely yours,

/s/ George R. Aylward
-----------------------
George R. Aylward
President, PhoenixFunds

APRIL 2008




PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



THE INDEXES ARE UNMANAGED AND NOT  AVAILABLE FOR DIRECT  INVESTMENT;  THEREFORE,
THEIR  PERFORMANCE  DOES  NOT  REFLECT  THE  EXPENSES   ASSOCIATED  WITH  ACTIVE
MANAGEMENT OF AN ACTUAL PORTFOLIO.

                           PHOENIX CAPITAL GROWTH FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 - MARCH 31, 2008


    We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of a Fund in the Equity Trust Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Equity Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

    The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

    The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and does not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                           PHOENIX CAPITAL GROWTH FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 - MARCH 31, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning           Ending                      Expenses
                     Account            Account       Annualized      Paid
                      Value              Value          Expense      During
                 October 1, 2007    March 31, 2008       Ratio       Period*
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $  856.20           1.41%      $  6.54
Class B               1,000.00           852.20           2.17         10.05
Class C               1,000.00           853.00           2.17         10.05

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,017.86           1.41          7.14
Class B               1,000.00         1,014.01           2.17         10.99
Class C               1,000.00         1,014.01           2.17         10.99

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the period.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
PHOENIX CAPITAL GROWTH FUND                                       A Share: PHGRX
                                                                  B Share: PGTBX
                                                                  C SHARE: PHCAX


[ ] PHOENIX CAPITAL GROWTH FUND ("CAPITAL GROWTH FUND" OR THE "FUND") is diversified and has an investment objective of long-term capital appreciation.

[ ] For the fiscal period of November 1, 2007 to March 31, 2008, the Fund's
    Class A shares returned -17.49%*, Class B shares returned -17.76%* and Class C shares returned -17.77%*. For the same period, the S&P 500(R) Index returned -13.83%* and the Russell 1000(R) Growth Index returned -13.80%*.

*   RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

    ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOUR SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

[ ] Many of the same themes that emphasized uncertainty and impacted equity returns over the earlier quarters continued to weigh on and negatively impact the equity markets during the final quarter as well. Most notably; the uncertainty surrounding the growing extent and impact of the sub-prime mortgage markets, leading to further doubt as to whether the ever-stretched consumer will be able to keep the economy free from recession in 2008. Continued reports of the slow-down in housing tied with the significant loss in home values, along with food and energy prices continuing on their upward path depressed consumer spending. As mentioned last quarter, The Federal Reserve remains active in its effort to balance inflation and economic weakness, with the dollar taking a hit in the World markets. In all, these fears, issues, and uncertainties were reflected in a negative market environment, with overall declines through the period.

[ ] Amid these uncertainties, and the rationalization of Bear Stearns, volatility in the equity markets remained high, especially seen within the financial sector over this period. This led to investors avoiding perceived higher risk, and seeking higher quality investments. Any weakness perceived in a company's earnings report, or expectations, was met with an often swift sell-off of its stock price. In this environment, growth and large cap generally outperformed value and small cap, albeit all experiencing negative returns.

[ ] During this volatile fiscal period the Fund underperformed the Russell 1000
    Growth Index. Overall sector allocation was positive; specifically being underweight Consumer Discretionary and overweight the Materials sectors over this period. However, selective stock holdings detracted from returns. Continental Airlines; a passenger and cargo carrier, Wellcare Group and
    Humana: managed health care companies, and Frontier Oil: an oil refining and marketing company, each detracted from performance this period. Whereas Freeport-McMoRan Copper & Gold; an exploration and mining company, Gilead Sciences; a biotechnology development company, Owens-Illinois; a container and packaging company, and Apple; a computer and personal electronics manufacturer, were the top contributors.


      For information regarding the indexes, and certain investment terms see the glossary on page 3.

[ ] Looking ahead through 2008, investors will balance analysts' moderating expectations vs. company results and guidance, economic events as they unfold in view of the Federal Reserve's positioning, overall trend in energy prices and the dollar, the level and outlook for employment, and stabilization of housing markets and credit issues. We strongly believe that over the long-term what matters most is the earnings growth and valuation of individual companies. Our investment process mirrors this view, with a continued focus on quality companies exhibiting improving fundamentals, attractive valuations and positive investor interest. We remain confident that the consistent application of our disciplined investment process will continue to produce superior results over the long term.

THE PRECEDING INFORMATION IS THE OPINION OF THE PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE INFORMATION TECHNOLOGY SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.

THE VALUE OF SECURITIES OF MEDIUM SIZE, LESS WELL-KNOWN ISSUERS MAY BE MORE VOLATILE THAN THOSE OF RELATIVELY LARGER ISSUERS.


SECTOR WEIGHTINGS as of 3/31/08*
--------------------------------------------------------------------------------
Information Technology                                                      30%
--------------------------------------------------------------------------------
Health Care                                                                 17
--------------------------------------------------------------------------------
Industrials                                                                 13
--------------------------------------------------------------------------------
Energy                                                                      10
--------------------------------------------------------------------------------
Consumer Discretionary                                                       8
--------------------------------------------------------------------------------
Consumer Staples                                                             7
--------------------------------------------------------------------------------
Materials                                                                    7
--------------------------------------------------------------------------------
Other (includes short-term investments)                                      8
--------------------------------------------------------------------------------
* % of total investments as of March 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/08
--------------------------------------------------------------------------------
                                                           Inception
                                  1         5       10        to       Inception
                                Year      Years    Years    3/31/08      Date

CLASS A SHARES AT NAV(2)       -5.24%     6.09%    -2.40%        --           --

CLASS A SHARES AT POP(3,4)    -10.69      4.84     -2.98         --           --

CLASS B SHARES AT NAV(2)       -5.94      5.31     -3.13         --           --

CLASS B SHARES WITH CDSC(4)    -9.71      5.31     -3.13         --           --

CLASS C SHARES AT NAV(2)       -5.95        --        --      -5.12%    11/21/06

CLASS C SHARES WITH CDSC(4)    -5.95        --        --      -5.12     11/21/06

S&P (500)(R) INDEX             -5.08     11.32      3.52      -2.36     11/21/06

RUSSELL 1000(R) GROWTH INDEX   -0.75      9.96      1.28       0.26     11/21/06

FUND EXPENSE RATIOS(5): A SHARES: 1.41%; B SHARES: 2.16%; C SHARES: 2.16%

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHT TABLES IN THIS REPORT.


GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A and for Class B shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on difference in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


[GRAHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

          Phoenix Capital   Phoenix Capital
           Growth Fund        Growth Fund    S&P 500(R)   Russell 1000(R)
             Class A            Class B        Index        Growth Index
          ---------------   ---------------  ----------   ---------------
3/31/98       $9,425            $10,000       $10,000          $10,000
3/31/99       11,359             11,966        11,858           12,811
3/31/00       14,962             15,643        14,022           17,183
3/31/01        8,291              8,604        10,957            9,842
3/31/02        7,184              7,402        10,984            9,646
3/31/03        5,498              5,617         8,265            7,065
3/31/04        7,184              7,284        11,168            9,338
3/31/05        7,012              7,060        11,913            9,446
3/31/06        7,724              7,717        13,311           10,688
3/31/07        7,798              7,733        14,886           11,442
3/31/08        7,389              7,273        14,130           11,357


      For information regarding the indexes, and certain investment terms see the glossary on page 3.

                         THIS PAGE INTENTIONALLY BLANK.

                           PHOENIX CAPITAL GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008


                                                                     VALUE
                                                         SHARES      (000)
                                                         -------    --------

DOMESTIC COMMON STOCKS--94.3%

AEROSPACE & DEFENSE--5.2%
Goodrich Corp.                                           154,400    $  8,880
Lockheed Martin Corp.                                     85,900       8,530
Precision Castparts Corp.                                 21,600       2,205
United Technologies Corp.                                 14,000         963
                                                                    --------
                                                                      20,578
                                                                    --------
AIRLINES--1.2%
Continental Airlines, Inc.
  Class B(b)                                             235,650       4,532
                                                                    --------
APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc.(b)                                    19,400         690
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
State Street Corp.                                        37,000       2,923
                                                                    --------
BIOTECHNOLOGY--4.1%
Genzyme Corp.(b)                                          18,200       1,357
Gilead Sciences, Inc.(b)                                 290,400      14,964
                                                                    --------
                                                                      16,321
                                                                    --------
COAL & CONSUMABLE FUELS--0.5%
Massey Energy Co.                                         58,300       2,128
                                                                    --------
COMMODITY CHEMICALS--0.6%
Celanese Corp. Series A                                   59,850       2,337
                                                                    --------
COMMUNICATIONS EQUIPMENT--3.7%
Cisco Systems, Inc.(b)                                   533,748      12,858
Corning, Inc.                                             37,700         907
QUALCOMM, Inc.                                            18,300         750
                                                                    --------
                                                                      14,515
                                                                    --------
COMPUTER & ELECTRONICS RETAIL--0.6%
GameStop Corp. Class A(b)                                 47,750       2,469
                                                                    --------
COMPUTER HARDWARE--6.8%
Apple, Inc.(b)                                            91,050      13,066
Dell, Inc.(b)                                            283,200       5,641
Hewlett-Packard Co.                                      173,200       7,908
                                                                    --------
                                                                      26,615
                                                                    --------


                                                                     VALUE
                                                         SHARES      (000)
                                                         -------    --------

COMPUTER STORAGE & PERIPHERALS--2.1%
EMC Corp.(b)                                             240,200    $  3,445
Western Digital Corp.(b)                                 177,900       4,810
                                                                    --------
                                                                       8,255
                                                                    --------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.2%
Cummins, Inc.                                             40,500       1,896
Deere & Co.                                               83,350       6,705
                                                                    --------
                                                                       8,601
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
MasterCard, Inc. Class A                                   6,800       1,516
                                                                    --------
DISTILLERS & VINTNERS--1.2%
Constellation Brands, Inc.
  Class A(b)                                             260,100       4,596
                                                                    --------
DIVERSIFIED METALS & MINING--2.2%
Freeport-McMoRan Copper &
  Gold, Inc. (Indonesia)                                  89,600       8,621
                                                                    --------
DRUG RETAIL--0.2%
Walgreen Co.                                              17,700         674
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--1.8%
Allied Waste Industries,
  Inc.(b)                                                652,950       7,058
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
Monsanto Co.                                              66,050       7,365
                                                                    --------
FOOD RETAIL--0.7%
Kroger Co. (The)                                         106,350       2,701
                                                                    --------
FOOTWEAR--1.4%
NIKE, Inc. Class B                                        80,500       5,474
                                                                    --------
GENERAL MERCHANDISE STORES--0.2%
Target Corp.                                              15,500         786
                                                                    --------
HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc.                                78,050       4,513
Medtronic, Inc.                                           16,500         798
                                                                    --------
                                                                       5,311
                                                                    --------

                        See Notes to Financial Statements

                          PHOENIX CAPITAL GROWTH FUND


                                                                     VALUE
                                                         SHARES      (000)
                                                         -------    --------

HEALTH CARE SERVICES--3.3%
Express Scripts, Inc.(b)                                 148,350    $  9,542
Medco Health Solutions,
  Inc.(b)                                                 77,500       3,394
                                                                    --------
                                                                      12,936
                                                                    --------
HOME ENTERTAINMENT SOFTWARE--0.6%
Activision, Inc.(b)                                       88,750       2,424
                                                                    --------
HOUSEHOLD PRODUCTS--2.5%
Colgate-Palmolive Co.                                    124,700       9,715
                                                                    --------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--2.2%
AES Corp. (The)(b)                                       144,000       2,400
NRG Energy, Inc.(b)                                      159,750       6,229
                                                                    --------
                                                                       8,629
                                                                    --------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                     131,600       4,871
                                                                    --------
INTEGRATED OIL & GAS--3.6%
Exxon Mobil Corp.                                        122,450      10,357
Occidental Petroleum Corp.                                51,000       3,731
                                                                    --------
                                                                      14,088
                                                                    --------
INTERNET RETAIL--1.4%
Amazon.com, Inc.(b)                                       41,450       2,956
Expedia, Inc.(b)                                         111,200       2,434
                                                                    --------
                                                                       5,390
                                                                    --------
INTERNET SOFTWARE & SERVICES--1.4%
eBay, Inc.(b)                                            181,150       5,405
                                                                    --------
INVESTMENT BANKING & BROKERAGE--1.5%
Goldman Sachs Group, Inc.
  (The)                                                   15,500       2,563
Merrill Lynch & Co., Inc.                                  8,100         330
Morgan Stanley                                            62,275       2,846
                                                                    --------
                                                                       5,739
                                                                    --------
LIFE SCIENCES TOOLS & SERVICES--3.0%
Invitrogen Corp.(b)                                      115,000       9,829
Waters Corp.(b)                                           36,200       2,016
                                                                    --------
                                                                      11,845
                                                                    --------
MANAGED HEALTH CARE--1.6%
Humana, Inc.(b)                                           93,200       4,181
UnitedHealth Group, Inc.                                  58,350       2,005
                                                                    --------
                                                                       6,186
                                                                    --------


                                                                     VALUE
                                                         SHARES      (000)
                                                         -------    --------

METAL & GLASS CONTAINERS--2.7%
Owens-Illinois, Inc.(b)                                  189,750    $ 10,708
                                                                    --------
MOVIES & ENTERTAINMENT--2.0%
Walt Disney Co. (The)                                    255,070       8,004
                                                                    --------
OIL & GAS DRILLING--0.6%
Helmerich & Payne, Inc.                                   53,750       2,519
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--2.6%
Halliburton Co.                                           71,600       2,816
National Oilwell Varco,
  Inc.(b)                                                125,600       7,333
                                                                    --------
                                                                      10,149
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
W&T Offshore, Inc.                                       136,850       4,668
                                                                    --------
OIL & GAS REFINING & MARKETING--1.0%
Frontier Oil Corp.                                       140,850       3,840
                                                                    --------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.                                           10,800         231
                                                                    --------
PHARMACEUTICALS--3.6%
Abbott Laboratories                                       14,700         811
Johnson & Johnson                                         13,200         856
Merck & Co., Inc.                                        185,300       7,032
Watson Pharmaceuticals,
  Inc.(b)                                                162,000       4,750
Wyeth                                                     17,800         743
                                                                    --------
                                                                      14,192
                                                                    --------
PROPERTY & CASUALTY INSURANCE--1.5%
Berkley (W.R.) Corp.                                     217,700       6,028
                                                                    --------
RAILROADS--1.1%
Norfolk Southern Corp.                                    82,850       4,500
                                                                    --------
RESTAURANTS--2.0%
Yum! Brands, Inc.                                        210,200       7,822
                                                                    --------
SEMICONDUCTOR EQUIPMENT--1.3%
Applied Materials, Inc.                                  148,850       2,904
MEMC Electronic Materials,
  Inc.(b)                                                 32,350       2,294
                                                                    --------
                                                                       5,198
                                                                    --------

                       See Notes to Financial Statements

                          PHOENIX CAPITAL GROWTH FUND


                                                                     VALUE
                                                         SHARES      (000)
                                                         -------    --------

SEMICONDUCTORS--2.9%
Broadcom Corp. Class A(b)                                 25,700    $    495
Intel Corp.                                              280,200       5,935
NVIDIA Corp.(b)                                          186,000       3,681
Texas Instruments, Inc.                                   31,500         890
Xilinx, Inc.                                              21,600         513
                                                                    --------
                                                                      11,514
                                                                    --------
SOFT DRINKS--2.7%
Pepsi Bottling Group, Inc.
  (The)                                                  281,000       9,529
PepsiCo, Inc.                                             13,700         989
                                                                    --------
                                                                      10,518
                                                                    --------
SPECIALIZED FINANCE--0.7%
Nasdaq OMX Group (The)(b)                                 73,750       2,851
                                                                    --------
SPECIALTY STORES--0.2%
Staples, Inc.                                             32,000         708
                                                                    --------
SYSTEMS SOFTWARE--6.6%
Microsoft Corp.                                          457,700      12,990
Oracle Corp.(b)                                          657,950      12,869
                                                                    --------
                                                                      25,859
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $342,332)                                           370,603
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.6%

COMMUNICATIONS EQUIPMENT--3.6%
Nokia Oyj Sponsored ADR
  (Finland)                                              164,600       5,239
Research In Motion Ltd.
  (Canada)(b)                                             79,050       8,872
                                                                    --------
                                                                      14,111
                                                                    --------


                                                                     VALUE
                                                         SHARES      (000)
                                                         -------    --------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
AU Optronics Corp. Sponsored
  ADR (Taiwan)                                           240,600    $  4,136
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,896)                                             18,247
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $361,228)                                           388,850
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.2%


                                                           PAR
                                                          VALUE
                                                          (000)
                                                         -------
COMMERCIAL PAPER(d)--1.2%
Eaton Corp.
  2.750% due 4/1/08                                       $3,150       3,150
Paccar Financial Corp.
  2.190% due 4/3/08                                        1,619       1,619
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,769)                                               4,769
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $365,997)                                           393,619(a)

Other assets and liabilities, net--(0.1)%                               (475)
                                                                    --------
NET ASSETS--100.0%                                                  $393,144
                                                                    ========


FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,073 and gross depreciation of $26,457 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $369,003.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.


                        See Notes to Financial Statements

                           PHOENIX CAPITAL GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ ...................................    $393,619
Cash ..............................................................           4
Receivables
   Dividends ......................................................         268
   Fund shares sold ...............................................          67
   Tax reclaims ...................................................           1
Prepaid expenses ..................................................          28
Other assets ......................................................          34
                                                                       --------
     Total assets .................................................     394,021
                                                                       --------
LIABILITIES
Payables
   Fund shares repurchased ........................................         206
   Investment advisory fee ........................................         234
   Transfer agent fee .............................................         151
   Distribution and service fees ..................................          91
   Trustee deferred compensation plan .............................          34
   Administration fee .............................................          30
   Professional fee ...............................................          19
   Trustees' fee ..................................................           5
   Other accrued expenses .........................................         107
                                                                       --------
     Total liabilities ............................................         877
                                                                       --------
NET ASSETS ........................................................    $393,144
                                                                       ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..................    $685,378
Undistributed net investment income (loss) ........................          (8)
Accumulated net realized loss .....................................    (319,848)
Net unrealized appreciation .......................................      27,622
                                                                       --------
NET ASSETS ........................................................    $393,144
                                                                       ========
CLASS A
Net asset value (net assets/shares outstanding) per share .........      $15.00
Offering price per share $15.00 /(1-5.75%) ........................      $15.92
Shares of beneficial interest outstanding, no par value,
  unlimited authorization .........................................      25,461
Net Assets ........................................................    $382,033

CLASS B
Net asset value (net assets/shares outstanding) and offering
  price per share .................................................      $13.61
Shares of beneficial interest outstanding, no par value,
  unlimited authorization .........................................         578
Net Assets ........................................................      $7,874

CLASS C
Net asset value (net assets/shares outstanding) and offering
  price per share .................................................      $14.85
Shares of beneficial interest outstanding, no par value,
  unlimited authorization .........................................         218
Net Assets ........................................................      $3,237

+ Investment securities at cost ...................................     365,997

                        See Notes to Financial Statements

                           PHOENIX CAPITAL GROWTH FUND
                             STATEMENT OF OPERATIONS


(Reported in thousands)


                                                              11/1/07 -         11/1/06 -
                                                              3/31/08           10/31/07
                                                              --------          --------
INVESTMENT INCOME
Dividends ................................................    $  1,514          $  5,593
Interest .................................................          78               431
Security lending .........................................         183               117
                                                              --------          --------
     Total investment income .............................       1,775             6,141
                                                              --------          --------
EXPENSES
Investment advisory fee ..................................       1,277             3,425
Service fees, Class A ....................................         443             1,190
Distribution and service fees, Class B ...................          38               102
Distribution and service fees, Class C ...................          16                30
Administration fee .......................................         157               406
Transfer agent ...........................................         510             1,392
Printing .................................................          99               200
Registration .............................................          24                42
Custodian ................................................          24                60
Professional .............................................          18                51
Trustees .................................................          17                42
Miscellaneous ............................................          23                69
                                                              --------          --------
     Total expenses ......................................       2,646             7,009
Custodian fees paid indirectly ...........................          --*               (1)
                                                              --------          --------
     Net expenses ........................................       2,646             7,008
                                                              --------          --------
NET INVESTMENT INCOME (LOSS) .............................        (871)             (867)
                                                              --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments ..................      (4,919)           29,907
Net change in unrealized appreciation (depreciation)
  on investments .........................................     (80,863)           42,012
                                                              --------          --------

NET GAIN (LOSS) ON INVESTMENTS ...........................     (85,782)           71,919
                                                              --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................    $(86,653)         $ 71,052
                                                              ========          ========

* Amount is less than $500.

                        See Notes to Financial Statements

                           PHOENIX CAPITAL GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                                 11/1/07 -           11/1/06 -          11/1/05 -
                                                                  3/31/08            10/31/07           10/31/06
                                                                 ---------           --------           ---------
FROM OPERATIONS
   Net investment income (loss) ..............................   $    (871)          $   (867)          $  (1,753)
   Net realized gain (loss) ..................................      (4,919)            29,907              58,239
   Net change in unrealized appreciation (depreciation) ......     (80,863)            42,012             (22,747)
                                                                 ---------           --------           ---------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .........................................     (86,653)            71,052              33,739
                                                                 ---------           --------           ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ............................          --                 --              (3,129)
   Net investment income, Class B ............................          --                 --                  --
   Net investment income, Class C ............................          --                 --                  --
                                                                 ---------           --------           ---------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .........................................          --                 --              (3,129)
                                                                 ---------           --------           ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class A .................................................     (27,550)           (61,990)           (123,254)
   Change in net assets from share transactions,
     Class B .................................................      (1,221)               328              (3,450)
   Change in net assets from share transactions,
     Class C .................................................        (548)             3,844                  --
                                                                 ---------           --------           ---------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS ......................................     (29,319)           (57,818)           (126,704)
                                                                 ---------           --------           ---------
   NET INCREASE (DECREASE) IN NET ASSETS .....................    (115,972)            13,234             (96,094)

NET ASSETS
   Beginning of period .......................................     509,116            495,882             591,976
                                                                 ---------           --------           ---------
   END OF PERIOD .............................................   $ 393,144           $509,116           $ 495,882
                                                                 =========           ========           =========
   Undistributed net investment income (loss) ................   $      (8)          $     (8)          $      --

                        See Notes to Financial Statements

                           PHOENIX CAPITAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                         NET                        NET
                        ASSET         NET        REALIZED        TOTAL     DIVIDENDS
                        VALUE,    INVESTMENT        AND           FROM      FROM NET
                      BEGINNING     INCOME      UNREALIZED     INVESTMENT  INVESTMENT      TOTAL
                      OF PERIOD    (LOSS)(1)    GAIN (LOSS)    OPERATIONS    INCOME    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
CLASS A
11/1/07 to 3/31/08     $18.18       $(0.03)       $(3.15)        $(3.18)    $   --        $   --
11/1/06 to 10/31/07     15.78        (0.03)         2.43           2.40         --            --
11/1/05 to 10/31/06     14.89        (0.05)         1.02           0.97      (0.08)        (0.08)
11/1/04 to 10/31/05     14.21         0.07          0.61           0.68         --            --
11/1/03 to 10/31/04     13.90        (0.06)         0.37           0.31         --            --
11/1/02 to 10/31/03     11.89        (0.06)         2.07           2.01         --            --

CLASS B
11/1/07 to 3/31/08     $16.55       $(0.07)       $(2.87)        $(2.94)    $   --        $   --
11/1/06 to 10/31/07     14.47        (0.14)         2.22           2.08         --            --
11/1/05 to 10/31/06     13.69        (0.15)         0.93           0.78         --            --
11/1/04 to 10/31/05     13.16        (0.05)         0.58           0.53         --            --
11/1/03 to 10/31/04     12.96        (0.15)         0.35           0.20         --            --
11/1/02 to 10/31/03     11.17        (0.14)         1.93           1.79         --            --

CLASS C
11/1/07 to 3/31/08     $18.06       $(0.08)       $(3.13)        $(3.21)    $   --        $   --
11/21/06 to 10/31/07    15.95        (0.16)         2.27           2.11         --            --





                                                                      RATIO OF NET   RATIO OF       RATIO OF
                                    NET                      NET       OPERATING      GROSS            NET
                       CHANGE       ASSET                   ASSETS,   EXPENSES TO   OPERATING      INVESTMENT
                       IN NET      VALUE,                   END OF      AVERAGE      EXPENSES        INCOME
                        ASSET      END OF     TOTAL         PERIOD        NET      TO AVERAGE     TO AVERAGE       PORTFOLIO
                        VALUE      PERIOD    RETURN(2)      (000'S)      ASSETS     NET ASSETS     NET ASSETS       TURNOVER
----------------------------------------------------------------------------------------------------------------------------
CLASS A
11/1/07 to 3/31/08     $(3.18)     $15.00    (17.49)%(4)   $382,033      1.43%(3)     1.43%(3)      (0.46)%(3)        33%(4)
11/1/06 to 10/31/07      2.40       18.18     15.21         493,633      1.41         1.41          (0.16)            90
11/1/05 to 10/31/06      0.89       15.78      6.54         486,845      1.37         1.37          (0.31)           167
11/1/04 to 10/31/05      0.68       14.89      4.79         580,058      1.36         1.36           0.45             67
11/1/03 to 10/31/04      0.31       14.21      2.23         844,523      1.34         1.34          (0.39)            57
11/1/02 to 10/31/03      2.01       13.90     16.90         896,872      1.36         1.36          (0.49)            39

CLASS B
11/1/07 to 3/31/08     $(2.94)     $13.61    (17.76)%(4)   $  7,874      2.17%(3)     2.17%(3)      (1.20)%(3)        33%(4)
11/1/06 to 10/31/07      2.08       16.55     14.37          10,937      2.16         2.16          (0.93)            90
11/1/05 to 10/31/06      0.78       14.47      5.70           9,038      2.12         2.12          (1.06)           167
11/1/04 to 10/31/05      0.53       13.69      4.03          11,918      2.11         2.11          (0.34)            67
11/1/03 to 10/31/04      0.20       13.16      1.54          16,314      2.09         2.09          (1.13)            57
11/1/02 to 10/31/03      1.79       12.96     16.03          23,730      2.11         2.11          (1.24)            39

CLASS C
11/1/07 to 3/31/08     $(3.21)     $14.85    (17.77)%(4)   $  3,237      2.17%(3)     2.17%(3)      (1.20)%(3)        33%(4)
11/21/06 to 10/31/07     2.11       18.06     13.23(4)        4,546      2.15(3)      2.15(3)       (1.03)(3)         90(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                                   16 and 17

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008


1. ORGANIZATION
   Phoenix EquityTrust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix funds effective March 10, 2008, including the Phoenix Capital Growth Fund (the "Fund"). All of the acquired funds' fiscal year ends were changed to correspond with the Trust's new March 31st fiscal year end.

   As of the date of this report, fifteen funds are offered for sale, of which the Fund is reported in this annual report. The Fund's investment objective is outlined in the fund summary page.

   The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


                                                       INVESTMENTS IN SECURITIES
               VALUATION INPUTS                            (REPORTED IN 000S)
        -----------------------------------------      -------------------------
        Level 1 - Quoted Prices                                 $388,850
        Level 2 - Significant Observable Inputs                    4,769
        Level 3 - Significant Unobservable Inputs                     --
                                                                --------
        TOTAL                                                   $393,619
                                                                ========

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.


D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. SECURITIES LENDING:
   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At March 31, 2008, there were no securities on loan.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") is the adviser to the Fund. As compensation for its services to the Trust, PIC an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the fund:

                          1st $1      $1+ Billion -       $2+
                          Billion      $2 Billion       Billion
                          -------     --------------    -------
                           0.70%          0.65%          0.60%

   Harris Investment Management, Inc. ("HIM" or "Harris") is the subadviser to the Fund.

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)



   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal period (the "period") ended March 31, 2008, as follows (reported in 000s):

                  CLASS A          CLASS A         CLASS B         CLASS C
                NET SELLING       DEFERRED        DEFERRED        DEFERRED
                COMMISSIONS     SALES CHARGES   SALES CHARGES  SALES CHARGES
                -----------     -------------   -------------  -------------
                    $13               $--*            $7             $1
* Amount is less than $500.

   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective Class.

                 CLASS A          CLASS B          CLASS C
                 -------          -------          -------
                  0.25%            1.00%             1.00%

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Fund incurred administration fees totaling $157 (reported in 000s).

   PEPCO serves as the Trust's transfer agent. For the period ended March 31, 2008, transfer agent fees were $510 (reported in 000s) as reported in the Statement of Operations.

   At March 31, 2008, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following (reported in 000s):

                              AGGREGATE         NET ASSET
                               SHARES             VALUE
                              ---------         ---------
    Class A                      637             $9,551

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Phoenix Funds selected by the trustees. Investments in such Phoenix Funds are included in "Other assets" on the Statement of Assets and Liabilities at March 31, 2008.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2008, were as follows (reported in 000s):

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


                              PURCHASES         SALES
                              ---------        --------
                              $144,066         $172,691

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended March 31, 2008.

5. CAPITAL SHARE TRANSACTIONS
   Transactions (reported in 000s) in shares of capital stock, during periods ended as indicated below, were as follows:



                                   -------------------      --------------------      --------------------
                                   SHARES      AMOUNT       SHARES      AMOUNT        SHARES      AMOUNT
                                   ------     --------      ------     ---------      ------     ---------
--------------------------------   -------------------      --------------------      --------------------
                                         11/1/07 -                11/1/06 -                11/1/05 -
CAPITAL GROWTH FUND                       3/31/08                 10/31/07                 10/31/06
--------------------------------   -------------------      --------------------      --------------------
CLASS A
Shares Sold                           229     $  3,659       1,650     $  27,320         537     $   8,228
Reinvestment of Distributions          --           --          --            --         185         2,899
Plan of Reorganization (Note 11)       --           --       1,761        27,397          --            --
Redemptions                        (1,919)     (31,209)     (7,120)     (116,707)     (8,811)     (134,381)
                                   ------     --------      ------     ---------      ------     ---------
Net Increase/(Decrease)            (1,690)    $(27,550)     (3,709)    $ (61,990)     (8,089)    $(123,254)
                                   ======     ========      ======     =========      ======     =========

CLASS B
Shares Sold                            26     $    388          65     $     972          65     $     911
Reinvestment of Distributions          --           --          --            --          --            --
Plan of Reorganization (Note 11)       --           --         302         4,297          --            --
Redemptions                          (109)      (1,609)       (330)       (4,941)       (311)       (4,361)
                                   ------     --------      ------     ---------      ------     ---------
Net Increase/(Decrease)               (83)    $ (1,221)         37     $     328        (246)    $  (3,450)
                                   ======     ========      ======     =========      ======     =========

CLASS C
Shares Sold                             2     $     32           9     $     150          --            --
Reinvestment of Distributions          --           --          --            --          --            --
Plan of Reorganization (Note 11)       --           --         289         4,480          --            --
Redemptions                           (36)        (580)        (46)         (786)         --            --
                                   ------     --------      ------     ---------      ------     ---------
Net Increase/(Decrease)               (34)    $   (548)        252     $   3,844          --            --
                                   ======     ========      ======     =========      ======     =========

6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At March 31, 2008, the Fund held securities issued by various companies in the information technology sector, representing 30% of the total net assets of the Fund.

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.


9. FEDERAL INCOME TAX INFORMATION (AMOUNTS REPORTED IN 000S)

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                            Expiration Year

       2009             2010             2011            2016             Total
--------------------------------------------------------------------------------
     $199,474          $97,731          $15,274         $4,365          $316,844



   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The Fund's amounts include losses acquired in connection with a prior and/or current year merger. Utilization of this capital loss carryover is subject to annual limitations.

   The Fund had $1,245 of capital loss carryover which expired in 2008.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consists of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

                           PHOENIX CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


10. RECLASSIFICATION OF CAPITAL ACCOUNTS
    (amounts reported in 000s)

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31, 2008, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                  CAPITAL PAID
                      IN ON
                    SHARES OF    UNDISTRIBUTED       ACCUMULATED
                   BENEFICIAL    NET INVESTMENT     NET REALIZED
                    INTEREST      INCOME (LOSS)      GAIN (LOSS)
                  ------------   --------------     ------------
                    $(1,753)          $871              $882


11. PLAN OF REORGANIZATION
    (all values except for per share amounts are reported in 000s)

   On March 9, 2007, the Phoenix Capital Growth Fund ("Capital Growth") acquired all of the net assets of Phoenix Nifty Fifty Fund ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 7, 2006. The acquisition was accomplished by a tax-free exchange of 1,761 Class A shares of Capital Growth, 302 Class B shares of Capital Growth and 289 Class C shares of Capital Growth (valued at $27,397, $4,297 and $4,480, respectively) for 1,474 Class A shares of Nifty Fifty, 261 Class B shares of Nifty Fifty and 273 Class C shares of Nifty Fifty outstanding on March 9, 2007. Nifty Fifty had net assets on that date of $36,174 including $5,977 of net unrealized appreciation which were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $479,184. The shareholders of each class of Nifty Fifty received for each share owned approximately 1.19, 1.15, and 1.06 shares, respectively, of Class A, Class B, and Class C shares of Capital Growth.


12. OTHER
   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX shareholders. The Fund's Administrator and Transfer Agent PEPCO, a subsidiary of PXP, and the Fund's Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM


[GRAPHIC OMITTED]
PricewaterhouseCoopers LLP



To the Board of Trustees of
Phoenix Equity Trust and Shareholders of
Phoenix Capital Growth Fund


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Capital Growth Fund (formerly a series of Phoenix Series Fund and now a series of Phoenix Equity Trust, hereafter referred to as the "Trust") at March 31, 2008, the results of its operations for the period November 1, 2007 to March 31, 2008 and for the year ended October 31, 2007, the changes in its net assets for the period November 1, 2007 to March 31, 2008 and for each of the two years in the period ended October 31, 2007 and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
------------------------------
Boston, Massachusetts
May 19, 2008

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 March 31, 2008
                                   (Unaudited)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's


----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

   After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


   The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

   The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.


BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ALL-CAP GROWTH FUND, PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX GROWTH & INCOME FUND, PHOENIX GROWTH OPPORTUNITIES FUND, PHOENIX INCOME & GROWTH FUND, PHOENIX MID-CAP GROWTH FUND, PHOENIX MID-CAP VALUE FUND, PHOENIX QUALITY SMALL-CAP FUND, PHOENIX SMALL-CAP GROWTH FUND, PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND, PHOENIX SMALL-CAP VALUE FUND, PHOENIX SMALL-MID CAP FUND, PHOENIX STRATEGIC GROWTH FUND AND PHOENIX VALUE OPPORTUNITIES FUND (EACH, A "FUND")

   Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Equity Trust. Although newly formed, the above-referenced Funds have taken on all of the attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the trustees and officers of the Trust as of March 31, 2008 is set forth below. The statement of additional information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for trustees of the Trust.


                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
 NAME, ADDRESS,
 YEAR OF BIRTH,
YEAR ELECTED AND                           PRINCIPAL OCCUPATION(S)
 NUMBER OF FUNDS                           DURING PAST 5 YEARS AND
    OVERSEEN                       DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------
E. Virgil Conway*         Chairman, Rittenhouse Advisors, LLC (consulting firm)
YOB: 1929                 (2001-present). Director, Urstadt Biddle Property
Elected:                  Corp. (license monitor).
53 Funds
--------------------------------------------------------------------------------
Harry Dalzell-Payne*      Retired.
YOB: 1929
Elected:
53 Funds
--------------------------------------------------------------------------------
Francis E. Jeffries*      Retired.
YOB: 1930
Elected:
56 Funds
--------------------------------------------------------------------------------
Leroy Keith, Jr.          Managing Director, Almanac Capital Management
YOB: 1939                 (commodities business) (since 2007). Partner,
Elected:                  Stonington Partners, Inc. (private equity firm)
53 Funds                  (2001-2007). Director/Trustee, Evergreen Funds (88
                          portfolios).
--------------------------------------------------------------------------------
Geraldine M. McNamara     Retired. Managing Director, U.S. Trust Company of New
YOB: 1951                 York (private bank) (1982-2006).
Elected:
55 Funds
--------------------------------------------------------------------------------
James M. Oates            Managing Director, Wydown Group (consulting firm)
YOB: 1946                 (1994-present). Chairman, Hudson Castle Group, Inc.
Elected:                  (Formerly IBEX Capital Markets, Inc.) (financial
53 Funds                  services) (1997-2006). Director, Stifel Financial.
                          Chairman and Trustee, John Hancock Trust (93
                          portfolios) and John Hancock Funds II (74 portfolios).
                          Non-Executive Chairman, Hudson Castle Group, Inc.
--------------------------------------------------------------------------------
Richard E. Segerson       Managing Director, Northway Management Company
YOB: 1946                 (1998-present).
Elected:
53 Funds
--------------------------------------------------------------------------------
Ferdinand L.J. Verdonck   Retired. Director, Galapagos N.V. (biotechnology). Mr.
YOB: 1942                 Verdonck is also a director of several non-U.S.
Elected:                  companies.
53 Funds
--------------------------------------------------------------------------------

* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May 2008.

                               INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

--------------------------------------------------------------------------------
 NAME, ADDRESS,
 YEAR OF BIRTH,
YEAR ELECTED AND                           PRINCIPAL OCCUPATION(S)
 NUMBER OF FUNDS                           DURING PAST 5 YEARS AND
    OVERSEEN                       DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------
George R. Aylward(1)      Senior Executive Vice President and President, Asset
YOB: 1964                 Management (2007-present), Senior Vice President and
Elected:                  Chief Operating Officer, Asset Management (2004-2007),
55 Funds                  Vice President and Chief of Staff (2001-2004), The
                          Phoenix Companies, Inc. Director and President
                          (2006-present), Chief Operating Officer (2004-2006),
                          Vice President, Finance (2001-2002), Phoenix
                          Investment Partners, Ltd. Various senior officer and
                          directorship positions with Phoenix affiliates.
                          President (2006-present), Executive Vice President
                          (2004-2006), the Phoenix Funds Family. Chairman,
                          President and Chief Executive Officer, The Zweig Fund
                          Inc. and The Zweig Total Return Fund Inc.
                          (2006-present).
--------------------------------------------------------------------------------
Philip R. McLoughlin(2)   Partner, Cross Pond Partners, LLC (2006-Present).
YOB: 1946                 Director, Argo Group International Holdings Ltd.
Elected:                  (Insurance), World Trust Fund and KBC Asset
73 Funds                  Management, Ltd.
--------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Mr. McLoughlin is treated as an "interested person," as defined in the Investment Company Act of 1940, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
  NAME, ADDRESS AND                     TRUST AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                            TIME SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                       Senior Vice President           Vice President, Head of Asset Management Operations
YOB: 1952                              since 2006.                     (2007-present), Vice President (2003-2007), Phoenix
                                                                       Investment Partners, Ltd. Assistant Treasurer (2001-present),
                                                                       Phoenix Equity Planning Corporation. Ms. Curtiss is also
                                                                       Treasurer of various other investment companies within the
                                                                       Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                           Vice President and              Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna Associates, LLC      Chief Compliance Officer        (1989-present). Vice President, The Zweig Total Return Fund,
900 Third Avenue                       since 2004.                     Inc. (2004-present). Vice President, The Zweig Fund, Inc.
New York, NY 10022                                                     (2004-present). President and Director of Watermark
YOB: 1945                                                              Securities, Inc. (1991-present). Assistant Secretary, Gotham
                                                                       Advisors Inc. (1990-2005).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley                     Chief Financial Officer and     Vice President, Fund Administration (2007-present), Second
YOB: 1972                              Treasurer (since 2006).         Vice President, Fund Control & Tax (2004-2006), Phoenix
                                                                       Investment Partners, Ltd. Vice President, Chief Financial
                                                                       Officer, Treasurer and Principal Accounting Officer or Chief
                                                                       Financial Officer and Treasurer (2005-present), Assistant
                                                                       Treasurer (2004-2006), certain funds within the Phoenix Fund
                                                                       Complex. Senior Manager, Audit, Deloitte & Touche, LLP
                                                                       (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                          Vice President,                 Vice President and Counsel, Phoenix Life Insurance Company
One American Row                       Chief Legal Officer,            (2005-present). Compliance Officer of Investments and
Hartford, CT 06102                     Counsel and Secretary           Counsel, Travelers Life & Annuity Company (January 2005-May
YOB: 1954                              since 2005.                     2005). Assistant General Counsel, The Hartford Financial
                                                                       Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                               1-800-243-1574
Advisor Consulting Group                           1-800-243-4361
Telephone Orders                                   1-800-367-5877
Text Telephone                                     1-800-243-1926
Web site                                         phoenixfunds.com



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[GRAPHIC OMITTED] PHOENIX                                          -------------
                                                                     PRSRT STD
Phoenix Equity Planning Corporation                                 U.S. POSTAGE
P.O. Box 150480                                                         PAID
Hartford, CT 06115-0480                                            LANCASTER, PA
                                                                    PERMIT 1793
                                                                   -------------



For more information about
Phoenix mutual fund,s please call
your financial representative,
contact us at 1-800-243-1574 or
visit phoenixfunds.com.



PXP5116
BPD34666                                                                    3-08

                                                                [LOGO OMITTED]
                                                                    PHOENIX


--------------------------------------------------------------------------------

                                                                 ANNUAL REPORT





Phoenix Mid-Cap Value Fund












                           |                      |   WOULDN'T YOU RATHER
                           |                      |   HAVE THIS DOCUMENT
                           |                      |   E-MAILED TO YOU?
                           |                      |   ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                |                      |   SIGN UP FOR E-DELIVERY AT
PHOENIX EQUITY TRUST       |  March 31, 2008      |   PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED           |  NO BANK GUARANTEE   |   MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Glossary..................................................................     3

Disclosure of Fund Expenses...............................................     4

Fund Summary..............................................................     6

Schedule of Investments...................................................     8

Statement of Assets and Liabilities.......................................    10

Statements of Operations..................................................    11

Statements of Changes in Net Assets.......................................    12

Financial Highlights......................................................    14

Notes to Financial Statements.............................................    16

Report of Independent Registered Public Accounting Firm...................    24

Consideration of Advisory and Subadvisory Agreements
   by the Board of Trustees ..............................................    26

Fund Management Tables....................................................    29




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS





Dear PhoenixFunds Shareholder:

[PHOTO OMITTED]

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably -- it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period. The commentary from your fund's management team is intended to provide context around the performance.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.


Sincerely yours,



/s/ George R. Aylward
-----------------------------
George R. Aylward
President, PhoenixFunds


APRIL 2008


PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL MIDCAP(R) VALUE INDEX
The Russell Midcap(R) Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) INDEX
The Russell Midcap(R) Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                           PHOENIX MID-CAP VALUE FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 - MARCH 31, 2008


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of an Equity Trust Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Equity Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES
     This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES
     This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and does not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                           PHOENIX MID-CAP VALUE FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 - MARCH 31, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                  Beginning          Ending                            Expenses
                   Account           Account        Annualized           Paid
                    Value             Value          Expense            During
                October 1, 2007   March 31, 2008      Ratio             Period*
--------------------------------------------------------------------------------
MID-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A         $1,000.00          $  880.50           1.43%          $ 6.72
Class C          1,000.00             877.50           2.19            10.28
Class I++        1,000.00           1,050.50           1.54             0.86

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A          1,000.00           1,017.76           1.43             7.24
Class C          1,000.00           1,013.91           2.19            11.09
Class I          1,000.00           1,017.20           1.54             7.80

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
Class I++        1,000.00           1,024.15           1.54             0.85
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE PERIOD. EXCEPTIONS NOTED UNDER ++.

++ INCEPTION OF THE CLASS IS MARCH 10, 2008. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (20) EXPENSES WERE ACCRUED THEN DIVIDED BY 366 TO REFLECT THE PERIOD SINCE INCEPTION.

     THE FUND HAS HIGHER EXPENSES PAID DURING THE PERIOD DUE TO A ONE TIME EXPENSE PAID TOWARDS TRUST CONSOLIDATION.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                                                                 TICKER SYMBOLS:
                                                                 A Share: FMIVX
                                                                 C Share: FMICX
                                                                 I Share: PIMVX

PHOENIX MID-CAP VALUE FUND


/ / PHOENIX MID-CAP VALUE FUND ("MID-CAP VALUE FUND" OR THE "FUND") is diversified and has an investment objective of long-term capital growth.

/ / For the fiscal period of July 1, 2007 to March 31, 2008, the Fund's Class A shares returned -14.90%* and Class C shares returned -15.36%*. For the same period, the Russell MidCap(R) Index, a broad-based equity index, returned -13.50%*; and the Russell MidCap(R) Value Index, the Fund's style-specific benchmark, returned -17.14%*. Class I shares returned 5.05%* for the period of 3/10/08 (inception of the Class) to March 31, 2008. FOR THE PERIOD OF MARCH 10, 2008 TO MARCH 31, 2008 THE RUSSELL MIDCAP INDEX RETURNED 3.93% AND THE RUSSELL MIDCAP VALUE INDEX RETURNED 3.88%.

  *  RETURNS LESS THAN 1 YEAR ARE NOT ANNUALIZED.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE FUND PERFORM FOR THE FISCAL PERIOD ENDING MARCH 31, 2008?

/ / Markets exhibited tremendous volatility in the past 12 months, culminating in a huge decline in the 1st quarter of 2008.

/ / The sub-prime/housing crisis became a full fledged financial crisis and all economic sectors, with the exception of energy and commodities, suffered losses.

/ / The Federal Reserve intervened with a number of aggressive actions, including several rate cuts, in an attempt to calm the markets and avert a recession.

/ / The widening financial crisis in the markets hit the Fund's consumer/building-related stocks particularly hard.

/ / Absence of any of the high-flying energy/commodity-related stocks detracted from relative performance.

/ / A number of restructuring/turnaround companies posted very strong performance, offsetting the declines elsewhere in the portfolio.

     THE PRECEDING INFORMATION IS THE OPINION OF THE PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

     THE VALUE OF SECURITIES OF MEDIUM SIZE, LESS WELL-KNOWN ISSUERS MAY BE MORE VOLATILE THAN THOSE OF RELATIVELY LARGER ISSUERS.

SECTOR WEIGHTINGS as of 3/31/08*
-----------------------------------------------
Consumer Discretionary         23%
Materials                      22
Industrials                    21
Consumer Staples               15
Utilities                      14
Energy                          3
Financials                      2
-----------------------------------------------
*% of total investments as of March 31, 2008.


For information regarding the indexes and certain investment terms, see the glossary on page 3.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/08
-----------------------------------------------------------------------------------------------
                                                                       Inception
                                          1           5        10         to       Inception
                                         Year       Years     Years     3/31/08      Date
-----------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                -12.09%     17.46%     8.82%      --            --
-----------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)              -17.14      16.07      8.18       --            --
-----------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                -12.72         --        --     7.78%     10/22/04
-----------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)             -12.72         --        --     7.78      10/22/04
-----------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                       --         --        --     5.05       3/10/08
-----------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX                  -8.92      16.31      7.65   NOTE 5        NOTE 5
-----------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX           -14.12      16.77      8.16   NOTE 6        NOTE 6
-----------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): A SHARES: 1.38%; C SHARES: 2.13%; I SHARES: 1.13%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE
RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 10.48% FOR CLASS C (SINCE 10/22/04) AND 3.93% FOR CLASS I (SINCE 3/10/08).
(6) INDEX PERFORMANCE IS 10.15% FOR CLASS C (SINCE 10/22/04) AND 3.88% FOR CLASS I (SINCE 3/10/08).
(7) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 3/10/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHT TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1998, for Class A shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION ARE AS FOLLOWS:

         Phoenix Mid-Cap Value Fund,    Russell Midcap(R)     Russell Midcap(R)
                   Class A                  Index                Value Index

3/31/98             9,425                   10,000                 10,000
3/31/99             7,401                    9,890                  9,256
3/31/00             7,855                   12,932                  9,639
3/31/01            10,472                   11,382                 10,972
3/31/02            12,933                   12,511                 12,557
3/31/03             9,819                    9,821                 10,089
3/31/04            15,318                   14,813                 15,295
3/31/05            18,345                   16,894                 18,099
3/31/06            19,847                   20,533                 21,773
3/31/07            24,967                   22,954                 25,503
3/31/08            21,949                   20,906                 21,903

For information regarding the indexes and certain investment terms, see the glossary on page 3.

                           PHOENIX MID-CAP VALUE FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008



                                                                       VALUE
                                                         SHARES        (000)
                                                       ----------    ---------
DOMESTIC COMMON STOCKS--92.1%

AEROSPACE & DEFENSE--2.0%
Raytheon Co.                                              206,800    $  13,361
                                                                     ---------
APPAREL RETAIL--7.6%
Foot Locker, Inc.                                       1,933,900       22,762
Limited Brands, Inc.                                    1,639,400       28,034
                                                                     ---------
                                                                        50,796
                                                                     ---------
AUTO PARTS & EQUIPMENT--2.2%
Lear Corp.(b)                                             582,000       15,080
                                                                     ---------
BUILDING PRODUCTS--5.9%
Masco Corp.                                               719,300       14,264
Owens Corning, Inc.(b)                                    791,100       14,343
USG Corp.(b)                                              294,800       10,854
                                                                     ---------
                                                                        39,461
                                                                     ---------
DEPARTMENT STORES--3.5%
Penney (J.C.) Co., Inc.                                   616,800       23,259
                                                                     ---------
DIVERSIFIED CHEMICALS--3.8%
Hercules, Inc.                                          1,406,300       25,721
                                                                     ---------
ELECTRIC UTILITIES--2.5%
Duke Energy Corp.                                         940,484       16,788
                                                                     ---------
ELECTRICAL COMPONENTS & EQUIPMENT--2.2%
Thomas & Betts Corp.(b)                                   409,100       14,879
                                                                     ---------
ENVIRONMENTAL & FACILITIES SERVICES--6.2%
Allied Waste Industries, Inc.(b)                        2,295,150       24,810
Waste Management, Inc.                                    506,700       17,005
                                                                     ---------
                                                                        41,815
                                                                     ---------
FOOD RETAIL--3.0%
Safeway, Inc.                                             674,500       19,797
                                                                     ---------
FOREST PRODUCTS--2.2%
Weyerhaeuser Co.                                          224,200       14,582
                                                                     ---------
GAS UTILITIES--2.5%
ONEOK, Inc.                                               372,000       16,602
                                                                     ---------


                                                                       VALUE
                                                         SHARES        (000)
                                                       ----------    ---------
GENERAL MERCHANDISE STORES--3.3%
Big Lots, Inc.(b)                                         998,600    $  22,269
                                                                     ---------
HOME IMPROVEMENT RETAIL--2.8%
Home Depot, Inc. (The)                                    661,100       18,491
                                                                     ---------
HOUSEWARES & SPECIALTIES--3.8%
Fortune Brands, Inc.                                      365,700       25,416
                                                                     ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--6.7%
Dynegy, Inc. Class A(b)                                 3,221,600       25,419
Mirant Corp.(b)                                           537,600       19,563
                                                                     ---------
                                                                        44,982
                                                                     ---------
METAL & GLASS CONTAINERS--9.5%
Ball Corp.                                                484,400       22,253
Crown Holdings, Inc.(b)                                   953,900       24,000
Owens-Illinois, Inc.(b)                                   310,650       17,530
                                                                     ---------
                                                                        63,783
                                                                     ---------
MULTI-UTILITIES--2.0%
Dominion Resources, Inc.                                  324,700       13,261
                                                                     ---------
OFFICE SERVICES & SUPPLIES--1.7%
ACCO Brands Corp.(b)                                      819,832       11,125
                                                                     ---------
OIL & GAS STORAGE & TRANSPORTATION--3.1%
Spectra Energy Corp.                                      901,842       20,517
                                                                     ---------
PACKAGED FOODS & MEATS--6.0%
Del Monte Foods Co.                                     1,807,300       17,224
Sara Lee Corp.                                          1,666,700       23,300
                                                                     ---------
                                                                        40,524
                                                                     ---------
PAPER PACKAGING--4.3%
Packaging Corporation of America                          698,100       15,589
Smurfit-Stone Container Corp.(b)                        1,714,700       13,203
                                                                     ---------
                                                                        28,792
                                                                     ---------
PROPERTY & CASUALTY INSURANCE--2.2%
Alleghany Corp.(b)                                         43,010       14,688
                                                                     ---------

                       See Notes to Financial Statements

                           PHOENIX MID-CAP VALUE FUND



                                                                      VALUE
                                                         SHARES       (000)
                                                       ----------   ---------
TRUCKING--3.1%
Con-Way, Inc.                                             425,500   $  21,054
                                                                    ---------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $678,124)                                            617,043
-----------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--7.6%

COMMODITY CHEMICALS--1.8%
NOVA Chemicals Corp. (United States)                      510,800      12,182
                                                                    ---------
FOOD RETAIL--5.8%
Koninklijke Ahold NV Sponsored ADR
  (Netherlands)(b)                                      2,595,500      38,660
                                                                    ---------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $44,489)                                              50,842
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $722,613)                                            667,885
-----------------------------------------------------------------------------


                                                        PAR VALUE     VALUE
                                                          (000)       (000)
                                                       ----------   ---------
SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(d)--0.6%
Eaton Corp. 2.750% due 4/1/08                              $3,925   $   3,925
                                                                    ---------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,925)                                                3,925
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $726,538)                                            671,810(a)

Other assets and liabilities, net--(0.3)%                              (1,997)
                                                                    ---------
NET ASSETS--100.0%                                                  $ 669,813
                                                                    =========



FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $58,961 and gross depreciation of $113,866 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $726,715.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.


                       See Notes to Financial Statements

                           PHOENIX MID-CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ .................................    $671,810
Cash ............................................................           2
Receivables
        Fund shares sold ........................................       1,164
        Dividends ...............................................         559
Prepaid expenses ................................................          47
Other assets ....................................................          17
                                                                     --------
                Total assets ....................................     673,599
                                                                     --------
LIABILITIES
Payables
        Fund shares repurchased .................................       2,560
        Investment advisory fee .................................         424
        Transfer agent fee ......................................         312
        Distribution and service fees ...........................         236
        Administration fee ......................................          51
        Professional fee ........................................          27
        Trustee deferred compensation plan ......................          17
        Trustees' fee ...........................................           8
        Dividend distributions ..................................           1
        Other accrued expenses ..................................         150
                                                                     --------
                Total liabilities ...............................       3,786
                                                                     --------
NET ASSETS ......................................................    $669,813
                                                                     ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ................    $703,689
Undistributed net investment income (loss) ......................         287
Accumulated net realized gain ...................................      20,565
Net unrealized depreciation .....................................     (54,728)
                                                                     --------
NET ASSETS ......................................................    $669,813
                                                                     ========
CLASS A
Net asset value (net assets/shares outstanding) per share .......      $22.27
Offering price per share $22.27/(1-5.75%) .......................      $23.63
Shares of beneficial interest outstanding, no par value,
        unlimited authorization .................................      23,421
Net Assets ......................................................    $521,552

CLASS C
Net asset value (net assets/shares outstanding) and offering
        price per share .........................................      $21.87
Shares of beneficial interest outstanding, no par value,
        unlimited authorization .................................       6,775
Net Assets ......................................................    $148,156

CLASS I
Net asset value (net assets/shares outstanding) and offering
        price per share .........................................      $22.27
Shares of beneficial interest outstanding, no par value,
        unlimited authorization .................................           5
Net Assets ......................................................        $105

+    Investment securities at cost ..............................     726,538



                       See Notes to Financial Statements

                           PHOENIX MID-CAP VALUE FUND
                            STATEMENTS OF OPERATIONS


(Reported in thousands)
                                                    7/1/07 -         7/1/06 -
                                                    3/31/08          6/30/07
                                                  -----------      -----------
INVESTMENT INCOME
Dividends .....................................   $    9,795        $   7,806
Interest ......................................          599            4,156
Foreign taxes withheld ........................          (69)             (62)
                                                   ---------         --------
        Total investment income ...............       10,325           11,900
                                                   ---------         --------
EXPENSES
Investment advisory fee .......................        4,853            4,614
Service fees, Class A .........................        1,258            1,150
Distribution and service fees, Class C ........        1,436            1,552
Administration fee ............................          551              507
Transfer agent ................................        1,513              889
Printing ......................................          251              240
Registration ..................................          123               70
Professional ..................................           67               47
Custodian .....................................           61               47
Trustees ......................................           58               47
Miscellaneous .................................           78               62
                                                   ---------         --------
        Total expenses ........................       10,249            9,225
Less expenses reimbursed by investment adviser          (429)            (271)
Custodian fees paid indirectly ................           (1)              (3)
                                                   ---------         --------
        Net expenses ..........................        9,819            8,951
                                                   ---------         --------
NET INVESTMENT INCOME (LOSS) ..................          506            2,949
                                                   ---------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS
Net realized gain (loss) on investments .......       44,419           11,418
Net change in unrealized appreciation
        (depreciation) on investments .........     (190,712)         109,004
                                                   ---------         --------
NET GAIN (LOSS) ON INVESTMENTS ................     (146,293)         120,422
                                                   ---------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS .......................    $(145,787)        $123,371
                                                   =========         ========


                       See Notes to Financial Statements

                           PHOENIX MID-CAP VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


(Reported in thousands)

                                                              7/1/07 -           7/1/06 -        7/1/05 -
                                                             3/31/08             6/30/07         6/30/06
                                                            ---------          -----------     -----------
FROM OPERATIONS
   Net investment income (loss) .........................   $     506          $     2,949       $     565
   Net realized gain (loss) .............................      44,419               11,418           1,458
   Net change in unrealized appreciation (depreciation) .    (190,712)             109,004          23,007
                                                            ---------          -----------       ---------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS .......................................    (145,787)             123,371          25,030
                                                            ---------          -----------       ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .......................        (760)              (2,716)           (416)
   Net investment income, Class C .......................          --                   --              --
   Net investment income, Class I .......................          --                   --              --
   Net realized short-term gains, Class A ...............     (12,682)                  --             (76)
   Net realized short-term gains, Class C ...............      (3,802)                  --             (40)
   Net realized short-term gains, Class I ...............          --                   --              --
   Net realized long-term gains, Class A ................     (14,354)                (898)            (32)
   Net realized long-term gains, Class C ................      (4,304)                (345)            (16)
   Net realized long-term gains, Class I ................          --                   --              --
                                                            ---------          -----------       ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
       SHAREHOLDERS .....................................     (35,902)              (3,959)           (580)
                                                            ---------          -----------       ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
       Class A ..........................................    (180,538)             567,398          73,866
   Change in net assets from share transactions,
       Class C ..........................................     (39,877)              97,319          53,668
   Change in net assets from share transactions,
       Class I ..........................................         100                   --              --
                                                            ---------          -----------       ---------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE
       TRANSACTIONS .....................................    (220,315)             664,717         127,534
                                                            ---------          -----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS ...................    (402,004)             784,129         151,984
NET ASSETS
   Beginning of period ..................................   1,071,817              287,688         135,704
                                                            ---------          -----------       ---------
   END OF PERIOD ........................................   $ 669,813          $ 1,071,817       $ 287,688
                                                            =========          ===========       =========
   Undistributed net investment income (loss) ...........   $     287          $       471       $     237


                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           PHOENIX MID-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          NET                          NET
                         ASSET           NET         REALIZED          TOTAL        DIVIDENDS     DISTRIBUTIONS
                        VALUE,       INVESTMENT         AND            FROM         FROM NET        FROM NET
                       BEGINNING       INCOME       UNREALIZED      INVESTMENT     INVESTMENT       REALIZED            TOTAL
                       OF PERIOD      (LOSS)(1)     GAIN (LOSS)     OPERATIONS       INCOME           GAINS         DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
7/1/07 to 3/31/08       $27.40         $ 0.05         $(4.08)         $(4.03)        $(0.03)         $(1.07)           $(1.10)
7/1/06 to 6/30/07        21.72           0.18           5.66            5.84          (0.10)          (0.06)            (0.16)
7/1/05 to 6/30/06        19.63           0.10           2.05            2.15          (0.05)          (0.01)            (0.06)
7/1/04 to 6/30/05(4)     17.04           0.08           2.55            2.63          (0.04)             --             (0.04)
7/1/03 to 6/30/04(4)     12.18          (0.01)          4.88            4.87          (0.01)             --             (0.01)
7/1/02 to 6/30/03(4)     13.21           0.01          (1.04)          (1.03)            --              --                --

CLASS C
7/1/07 to 3/31/08       $27.04         $(0.09)        $(4.01)         $(4.10)         $  --          $(1.07)           $(1.07)
7/1/06 to 6/30/07        21.53          (0.03)          5.60            5.57             --           (0.06)            (0.06)
7/1/05 to 6/30/06        19.54          (0.05)          2.05            2.00             --           (0.01)            (0.01)
10/22/04 (inception)
   to 6/30/05            17.77          (0.04)          1.84            1.80          (0.03)             --             (0.03)

CLASS I
3/10/08 (inception)
   to 3/31/08           $21.20         $   --(3)       $ 1.07          $ 1.07          $  --         $    --            $   --

(1)  Computed using average shares outstanding.
(2) Sales charges, where applicable, are not reflected in the total return calculation.
(3)  Amount is less than $0.005.
(4) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(5) Represents a blended net operating ratio. See Note 3 in the Notes to Financial Statements.
(6)  Annualized.
(7)  Not annualized.


                       See Notes to Financial Statements

                                                                                  RATIO OF     RATIO OF
                                  NET                      NET       RATIO OF       GROSS         NET
                        CHANGE   ASSET                   ASSETS,  NET OPERATING   OPERATING   INVESTMENT
                        IN NET   VALUE,                  END OF    EXPENSES TO   EXPENSES TO   INCOME TO
                        ASSET    END OF      TOTAL       PERIOD      AVERAGE       AVERAGE      AVERAGE        PORTFOLIO
                        VALUE    PERIOD    RETURN(2)     (000'S)   NET ASSETS     NET ASSETS   NET ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 7/1/07 to 3/31/08      $(5.13)   $22.27  (14.90)%(7)    $521,552    1.35%(5)(6)     1.42%(6)   0.24%(6)             14%(7)
 7/1/06 to 6/30/07        5.68     27.40   26.91          842,524    1.27            1.31       0.68                  7
 7/1/05 to 6/30/06        2.09     21.72   11.07          187,701    1.25            1.42       0.50                 16
 7/1/04 to 6/30/05(4)     2.59     19.63   15.39           97,771    1.25            1.65       0.49                  9
 7/1/03 to 6/30/04(4)     4.86     17.04   40.03            6,404    1.30            2.76      (0.06)                53
 7/1/02 to 6/30/03(4)    (1.03)    12.18   (7.80)           3,800    1.30            3.05       0.09                 23

 CLASS C
 7/1/07 to 3/31/08      $(5.17)   $21.87  (15.36)%(7)    $148,156    2.10%(5)(6)     2.17%(6)  (0.50)%(6)            14%(7)
 7/1/06 to 6/30/07        5.51     27.04   25.89          229,293    2.01            2.06      (0.11)                 7
 7/1/05 to 6/30/06        1.99     21.53   10.26           99,987    2.00            2.17      (0.25)                16
 10/22/04 (inception)
    to 6/30/05            1.77     19.54   10.13(7)        37,934    2.00(6)         2.29(6)   (0.28)(6)              9(7)

 CLASS I
 3/10/08 (inception)
    to 3/31/08          $ 1.07    $22.27    5.05%(7)    $     105    1.54%(6)        1.54%(6)  (0.05)%(6)            14%(7)


                       See Notes to Financial Statements

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008

1.   ORGANIZATION
     Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix funds effective March 10, 2008. All of the acquired Phoenix funds' fiscal and existing year ends were changed to correspond with the Trust's new March 31st fiscal year end.

     As of the date of this report, fifteen funds are offered for sale, of which the Phoenix Mid-Cap Value Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the fund summary page.

     The Fund(1) offers Class A shares, Class C shares and Class I shares.

     (1) Effective November 9, 2007, the Mid-Cap Value Fund is available for purchase by current shareholders and new shareholders on a limited basis. The Fund reserves the right to refuse any order that may disrupt the efficient Management of the Fund. Please see the Fund's most recent prospectus for the limitations.

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.   SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)

     in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                   INVESTMENTS IN SECURITIES
                VALUATION INPUTS                      (REPORTED IN 000S)
     -----------------------------------------    --------------------------
     Level 1 - Quoted Prices                               $667,885
     Level 2 - Significant Observable Inputs                  3,925
     Level 3 - Significant Unobservable Inputs                   --
                                                           --------
     TOTAL                                                 $671,810
                                                           ========

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


B.   SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.   INCOME TAXES:
     The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.   DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:
     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


F.   FOREIGN CURRENCY TRANSLATION:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.   FOREIGN SECURITY COUNTRY DETERMINATION:
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.   REIT INVESTMENTS:
     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") is the Adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect, wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the annual rates of 0.75% as a percentage of the average daily net assets of the Fund.

     Prior to November 1, 2007, the Adviser had contractually agreed to limit the operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund so that such expenses did not exceed the following percentages of average annual net assets.

                           CLASS A       CLASS C
                         ----------     ----------
                           1.25%          2.00%

     Effective August 23, 2007, the Adviser may recapture expenses waived or reimbursed under this arrangement within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below (reported in 000s).

                             2011          TOTAL
                         ----------     ----------
                             $385          $385

     Sasco Capital, Inc. ("Sasco") is the subadviser to the Fund.

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


     As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal period (the "period") ended March 31, 2008, as follows (reported in 000s):

              CLASS A          CLASS A             CLASS C
            NET SELLING        DEFERRED            DEFERRED
            COMMISSIONS      SALES CHARGES       SALES CHARGES
         ---------------    --------------      ---------------
               $14               $14                   $82

     The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective Class.

                               CLASS A         CLASS C
                             -----------     ----------
                                 0.25%          1.00%

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Fund incurred administration fees totaling $551 (reported in 000s).

     PEPCO serves as the Trust's transfer agent. For the period ended March 31, 2008, transfer agent fees were $1,513 (reported in 000s) as reported in the Statement of Operations.

     At March 31, 2008, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following (reported in 000s):

                               AGGREGATE         NET ASSET
                                 SHARES            VALUE
                              -----------       ------------
         Class A                   294             $6,546
         Class I                     5                105

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Phoenix Funds selected by the trustees. Investments in such Phoenix Funds are included in "Other assets" on the Statement of Assets and Liabilities at March 31, 2008.

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


4.   PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2008, were as follows (reported in 000s):

                               PURCHASES         SALES
                              ----------       ----------
                               $122,748         $303,490

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended March 31, 2008.

5.   CAPITAL SHARE TRANSACTIONS
     Transactions (reported in 000s) in shares of capital stock, during periods ended as indicated below, were as follows:


                                                -------------------     ---------------------     ---------------------
                                                SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                                                ------     --------     -------     ---------     -------     ---------
--------------------------------                -------------------     ---------------------     ---------------------
                                                     7/1/07 -                7/1/06 -                 7/1/05 -
MID-CAP VALUE FUND                                   3/31/08                 6/30/07                  6/30/06
--------------------------------                -------------------     ---------------------     ---------------------
CLASS A
Shares Sold                                      5,251    $ 131,172      27,157     $ 699,277       6,998     $ 141,437
Reinvestment of Distributions                      969       22,607         111         2,967          23           452
Redemptions                                    (13,553)    (334,317)     (5,153)     (134,846)     (3,363)      (68,023)
                                               -------    ---------     -------      --------      ------     ---------
Net Increase/(Decrease)                         (7,333)   $(180,538)     22,115     $ 567,398       3,658     $  73,866
                                               =======    =========     =======      ========      ======     =========
CLASS C
Shares Sold                                        346    $   8,390       4,567     $ 115,476       3,238     $  64,677
Reinvestment of Distributions                      249        5,730           9           223           2            36
Redemptions                                     (2,300)     (53,997)       (740)      (18,380)       (536)      (11,045)
                                               -------    ---------     -------      --------      ------     ---------
Net Increase/(Decrease)                         (1,705)   $ (39,877)      3,836     $  97,319       2,704     $  53,668
                                               =======    =========     =======      ========      ======     =========
CLASS I
Shares Sold                                          5    $     100          --            --          --            --
Reinvestment of Distributions                       --           --          --            --          --            --
Redemptions                                         --           --          --            --          --            --
                                               -------    ---------     -------      --------      ------     ---------
Net Increase/(Decrease)                              5    $     100          --            --          --            --
                                               =======    =========     =======      ========      ======     =========

6.   CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

                           PHOENIX MID-CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (CONTINUED)


     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.   INDEMNIFICATIONS
     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses.

8.   REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of this matter will be material to these financial statements.

9.   FEDERAL INCOME TAX INFORMATION
     (amounts reported in 000s)

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $6,024 and undistributed long-term capital gains of $15,007.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10.  RECLASSIFICATION OF CAPITAL ACCOUNTS
     (amounts reported in 000s)

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31, 2008, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                 Capital Paid
                    in on
                  Shares of          Undistributed        Accumulated
                 Beneficial         Net Investment       Net Realized
                  Interest           Income (Loss)         Gain (Loss)
                -------------      ----------------     --------------
                   $(70)                  $70                $ --

11.  OTHER
     On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX shareholders. The Fund's Administrator and Transfer Agent, PEPCO, a subsidiary of PXP, and the Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                    REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM



[PRICEWATERHOUSECOOPERS LOGO OMITTED]



To the Board of Trustees of
Phoenix Equity Trust and Shareholders of:
Phoenix Mid-Cap Value Fund

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Mid-Cap Value Fund (hereafter referred to as the "Trust") at March 31, 2008, the results of its operations for the period July 1, 2007 to March 31, 2008 and for the year ended June 30, 2007, the changes in its net assets for the period July 1, 2007 to March 31, 2008 and for each of the two years in the period ended June 30, 2007 and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
May 19, 2008

                           PHOENIX MID-CAP VALUE FUND
                                 MARCH 31, 2008

--------------------------------------------------------------------------------
                             TAX INFORMATION NOTICE
                                  (UNAUDITED)

For the fiscal period ended March 31, 2008, for federal income tax purposes, 47% of the ordinary income dividends earned by the Fund qualifies for the dividends received deduction for corporate shareholders.

For the fiscal period ended March 31, 2008, the Fund hereby designates 48%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders.The actual percentage for the calendar year will be designated in the year-end tax statements.

For the fiscal period ended March 31, 2008, the Fund designates $24,683 (reported in 000s), or if subsequently different, as long-term capital gains dividends.
--------------------------------------------------------------------------------

                   CONSIDERATION OF ADVISORY AND SUBADVISORY
                      AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                                  (UNAUDITED)


     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

     With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's


---------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                   CONSIDERATION OF ADVISORY AND SUBADVISORY
                      AGREEMENTS BY THE BOARD OF TRUSTEES
                           MARCH 31, 2008 (CONTINUED)
                                  (UNAUDITED)


investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

     After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

     PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

                    CONSIDERATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                           MARCH 31, 2008 (CONTINUED)
                                  (UNAUDITED)


     MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

     The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

     ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ALL-CAP GROWTH FUND, PHOENIX BALANCED FUND, PHOENIX CAPITAL GROWTH FUND, PHOENIX GROWTH & INCOME FUND, PHOENIX GROWTH OPPORTUNITIES FUND, PHOENIX INCOME & GROWTH FUND, PHOENIX MID-CAP GROWTH FUND, PHOENIX MID-CAP VALUE FUND, PHOENIX QUALITY SMALL-CAP FUND, PHOENIX SMALL-CAP GROWTH FUND, PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND, PHOENIX SMALL-CAP VALUE FUND, PHOENIX SMALL-MID CAP FUND, PHOENIX STRATEGIC GROWTH FUND AND PHOENIX VALUE OPPORTUNITIES FUND (EACH, A "FUND")

     Each of the above-referenced Funds is the result of a reorganization with an identical counterpart fund from a different Phoenix Fund trust. The reorganizations were conducted to relocate the funds from other Phoenix Fund trusts into the Phoenix Equity Trust. Although newly formed, the above-referenced Funds have taken on all of the attributes of each identical counterpart including all aspects of the previously approved advisory and subadvisory agreements for which Board of Trustee considerations were previously reported in the appropriate shareholder report.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the trustees and officers of the Trust as of March 31, 2008 is set forth below. The statement of additional information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for trustees of the Trust.


                                          INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------
     NAME, ADDRESS,
     YEAR OF BIRTH,
    YEAR ELECTED AND                               PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                                DURING PAST 5 YEARS AND
        OVERSEEN                            DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------------------------------
  E. Virgil Conway*          Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
  YOB: 1929                  Director, Urstadt Biddle Property Corp. (license monitor).
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne*       Retired.
  YOB: 1929
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------
  Francis E. Jeffries*       Retired.
  YOB: 1930
  Elected:
  56 Funds
--------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.           Managing Director, Almanac Capital Management (commodities busi-
  YOB: 1939                  ness) (since 2007). Partner, Stonington Partners, Inc. (private equity
  Elected:                   firm) (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios).
  53 Funds
--------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara      Retired. Managing Director, U.S. Trust Company of New York (private
  YOB: 1951                  bank) (1982-2006).
  Elected:
  55 Funds
--------------------------------------------------------------------------------------------------------
  James M. Oates             Managing Director, Wydown Group (consulting firm) (1994-present).
  YOB: 1946                  Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
  Elected:                   Inc.) (financial services) (1997-2006). Director, Stifel Financial.
  53 Funds                   Chairman and Trustee, John Hancock Trust (93 portfolios) and John
                             Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson
                             Castle Group, Inc.
--------------------------------------------------------------------------------------------------------
  Richard E. Segerson        Managing Director, Northway Management Company (1998-present).
  YOB: 1946
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck    Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a
  YOB: 1942                  director of several non-U.S. companies.
  Elected:
  53 Funds
--------------------------------------------------------------------------------------------------------

* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May 2008.

                               INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

--------------------------------------------------------------------------------------------------------
     NAME, ADDRESS,
     YEAR OF BIRTH,
    YEAR ELECTED AND                               PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                                DURING PAST 5 YEARS AND
        OVERSEEN                            DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------------------------------
  George R. Aylward(1)       Senior Executive Vice President and President, Asset Management
  YOB: 1964                  (2007-present), Senior Vice President and Chief Operating Officer, Asset
  Elected:                   Management (2004-2007), Vice President and Chief of Staff (2001-2004),
  55 Funds                   The Phoenix Companies, Inc. Director and President (2006-present), Chief
                             Operating Officer (2004-2006), Vice President, Finance (2001-2002),
                             Phoenix Investment Partners, Ltd. Various senior officer and directorship positions with Phoenix affiliates. President (2006-present), Executive Vice
                             President (2004-2006), the Phoenix Funds Family. Chairman, President
                             and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total
                             Return Fund Inc. (2006-present).
--------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(2)    Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group
  YOB: 1946                  International Holdings Ltd. (Insurance), World Trust Fund and KBC Asset
  Elected:                   Management, Ltd.
  73 Funds
--------------------------------------------------------------------------------------------------------

 (1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
 (2) Mr. McLoughlin is treated as an "interested person," as defined in the Investment Company Act of 1940, because of his participation in certain retirement plans maintained by Phoenix Investment Partners, Ltd. and its affiliates.

                             FUND MANAGEMENT TABLES (UNAUDITED) (CONTINUED)


                               OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
   NAME, ADDRESS AND          TRUST AND LENGTH OF                       PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                TIME SERVED                             DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Senior Vice President             Vice President, Head of Asset Management
  YOB: 1952                  since 2006.                       Operations (2007-present), Vice President
                                                               (2003-2007), Phoenix Investment Partners,
                                                               Ltd. Assistant Treasurer (2001-present),
                                                               Phoenix Equity Planning Corporation.
                                                               Ms. Curtiss is also Treasurer of various
                                                               other investment companies within the
                                                               Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------
  Marc Baltuch               Vice President and                Chief Compliance Officer, Zweig-DiMenna
  c/o Zweig-DiMenna          Chief Compliance Officer          Associates LLC (1989-present). Vice
  Associates, LLC            since 2004.                       President, The Zweig Total Return Fund,
  900 Third Avenue                                             Inc. (2004-present). Vice President, The
  New York, NY 10022                                           Zweig Fund, Inc. (2004-present). President
  YOB: 1945                                                    and Director of Watermark Securities, Inc.
                                                               (1991-present). Assistant Secretary,
                                                               Gotham Advisors Inc. (1990-2005).
-----------------------------------------------------------------------------------------------------------
  W. Patrick Bradley         Chief Financial Officer and       Vice President, Fund Administration (2007-
  YOB: 1972                  Treasurer (since 2006).           present), Second Vice President, Fund
                                                               Control & Tax (2004-2006), Phoenix
                                                               Investment Partners, Ltd. Vice President,
                                                               Chief Financial Officer, Treasurer and
                                                               Principal Accounting Officer or Chief
                                                               Financial Officer and Treasurer (2005-
                                                               present), Assistant Treasurer (2004-2006),
                                                               certain funds within the Phoenix Fund
                                                               Complex. Senior Manager, Audit, Deloitte &
                                                               Touche, LLP (1999-2004).
-----------------------------------------------------------------------------------------------------------
  Kevin J. Carr              Vice President,                   Vice President and Counsel, Phoenix Life
  One American Row           Chief Legal Officer,              Insurance Company (2005-present).
  Hartford, CT 06102         Counsel and Secretary             Compliance Officer of Investments and
  YOB: 1954                  since 2005.                       Counsel, Travelers Life & Annuity Company
                                                               (January 2005-May 2005). Assistant
                                                               General Counsel, The Hartford Financial
                                                               Services Group (1999-2005).
-----------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
  Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
  Officer, Counsel and Secretary






INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM





--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

[LOGO OMITTED]                                                 -----------------
   PHOENIX                                                         PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
Phoenix Equity Planning Corporation                              LANCASTER, PA
P.O. Box 150480                                                   PERMIT 1793
Hartford, CT 06115-0480                                        -----------------



For more information about

Phoenix mutual funds, please call

your financial representative,

contact us at 1-800-243-1574 or

visit PHOENIXFUNDS.COM.



PXP5118                                                                     3-08
BPD34668





ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Audit Fees
----------

   (a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended June 31, 2006 and June 31, 2007 and the nine month period ended March 31, 2008 are $138,600, $76,800 and $366,250, respectively.

Audit-Related Fees
------------------

   (b) The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for fiscal years ended June 31, 2006 and June 31, 2007 and the nine month period ended March 31, 2008 are $0, $0 and $9,593, respectively.

Tax Fees
--------

   (c) The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended June 31, 2006 and June 31, 2007 and the nine month period ended March 31, 2008 are $22,850, $13,250 and $34,464, respectively.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.


All Other Fees
--------------

     (d) The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs
         (a) through (c) of this Item are for fiscal years ended June 31, 2006 and June 31, 2007 and the nine month period ended March 31, 2008 are $0, $0 and $0, respectively.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Equity Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not  applicable  for fiscal  years ended June 30,
                  2006, June 30, 2007 and 100% for the nine months ended March 31, 2008

                           (c) 100% for fiscal  year ended June 30,  2006,  100%
                  for fiscal year ended June 30, 2007 and 100% for the nine months ended March 31, 2008

                           (d) Not  applicable  for fiscal  years ended June 30,
                  2006, June 30, 2007 and nine months ended March 31, 2008

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended June 31, 2006 and June 31, 2007 and the nine month period ended March 31, 2008 are $838,527, $908,053 and $678,907, respectively.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

   (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

   (b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Trust
                         -------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     June 9, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     June 9, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     June 9, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.